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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco California Tax-Free Income Fund

Nasdaq:

A: CLFAX ¡ B: CLFBX ¡ C: CLFCX ¡ Y: CLFDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
12	Financial Statements
14	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.89%
Class B Shares	2.78
Class C Shares	2.54
Class Y Shares	2.92
Barclays California Municipal Index‚ (Broad Market/Style-Specific Index)	2.68
Lipper California Municipal Debt Funds Index■ (Peer Group Index)	3.28

Source(s): ‚Barclays via FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays California Municipal Index is an unmanaged index considered representative of California investment-grade municipal bonds.

The Lipper California Municipal Debt Funds Index is an unmanaged index considered representative of California municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco California Tax-Free Income Fund

Average Annual Total Returns
As of 2/28/13, including maximum applicable sales charges

	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
Class A Shares
Inception (7/28/97)	4.52%	4.43%	4.47%
10 Years	4.15	4.08	4.15
5 Years	5.71	5.69	5.40
1 Year	2.22	2.22	3.00

Class B Shares
Inception (7/11/84)	6.48%	6.37%	6.32%
10 Years	4.64	4.57	4.56
5 Years	6.33	6.31	5.92
1 Year	1.75	1.75	2.80

Class C Shares
Inception (7/28/97)	4.30%	4.22%	4.21%
10 Years	4.07	4.00	3.99
5 Years	6.11	6.09	5.63
1 Year	5.15	5.15	4.49

Class Y Shares
Inception (7/28/97)	5.07%	4.99%	4.98%
10 Years	4.85	4.78	4.76
5 Years	6.91	6.89	6.43
1 Year	7.03	7.03	5.90

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges
	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
Class A Shares
Inception (7/28/97)	4.49%	4.40%	4.43%
10 Years	4.11	4.04	4.08
5 Years	4.55	4.54	4.49
1 Year	5.29	5.29	4.90

Class B Shares
Inception (7/11/84)	6.48%	6.37%	6.33%
10 Years	4.60	4.53	4.53
5 Years	5.17	5.15	5.04
1 Year	4.91	4.91	4.71

Class C Shares
Inception (7/28/97)	4.28%	4.19%	4.19%
10 Years	4.04	3.97	3.97
5 Years	4.96	4.94	4.79
1 Year	8.37	8.37	6.77

Class Y Shares
Inception (7/28/97)	5.05%	4.96%	4.96%
10 Years	4.82	4.75	4.74
5 Years	5.77	5.75	5.59
1 Year	10.21	10.21	8.25

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley California Tax-Free Income Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco California Tax-Free Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco California Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.87%, 0.88%, 1.38% and 0.63%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3                Invesco California Tax-Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco California Tax-Free Income Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–104.85%
California–97.94%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012, Ref. RB	5.00%	07/01/32	$1,000	$1,098,110
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/28	900	1,032,795
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	1,500	1,654,725
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/25	750	869,168
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,743,210
Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/20	1,925	1,591,263
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS–AGM)(a)	6.00%	09/01/16	4,000	4,561,520
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,952,250
Antelope Valley Healthcare District; Series 1997 A, Ref. RB (INS–AGM)(a)	5.20%	01/01/20	3,000	3,009,510
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/37	1,500	1,610,550
Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(a)	5.00%	09/15/32	2,215	2,490,214
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS–AMBAC)(a)	5.25%	07/01/17	1,430	1,486,642
Bay Area Governments Association (West Sacramento); Series 2004 A, Lease RB(c)(d)	5.00%	09/01/14	2,735	2,928,529
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(e)	5.00%	04/01/39	1,250	1,404,863
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,809,725
Series 2009 F-1, Toll Bridge RB(e)	5.25%	04/01/26	4,685	5,685,201
Series 2009 F-1, Toll Bridge RB(e)	5.25%	04/01/29	5,205	6,286,651
Series 2009 F-1, Toll Bridge RB(e)	5.13%	04/01/39	1,500	1,707,540
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/26	1,465	971,280
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/32	3,045	1,478,256
Bonita Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds(c)(d)	5.00%	08/01/14	1,000	1,068,120
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(a)	5.50%	08/01/18	1,850	1,858,232
California (State of) Department of Water Resources (Central Valley); Series 2003 Y, Water System RB (INS-NATL)(a)	5.00%	12/01/25	5,000	5,059,600
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	2,034,000
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,250	1,417,350
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB(e)	5.00%	01/01/38	2,100	2,289,357
California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	2,065,860
Series 2009, RB	6.00%	04/01/40	2,000	2,382,780
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(e)	5.25%	10/01/39	1,800	2,112,678
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	585,420
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB	6.00%	07/01/39	500	594,755
Series 2011 A, RB	5.25%	03/01/41	2,500	2,798,625
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(a)	5.25%	07/01/38	2,950	3,185,351
California (State of) Health Facilities Financing Authority (Chinese Hospital Association); Series 2012, RB	5.00%	06/01/26	350	408,919
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/35	1,000	1,152,380
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,202,760
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB(c)(d)	6.50%	10/01/18	20	25,989
Series 2008, RB	6.50%	10/01/38	980	1,189,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	$4,000	$4,389,920
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,297,240
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,199,260
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	974,760
California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,500	1,601,430
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/20	2,385	2,614,222
Series 2007, COP	5.25%	02/01/37	500	526,845
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	1,000	1,106,280
Series 2010 A, RB	5.75%	07/01/40	1,500	1,660,965
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,565,258
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,175,670
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)	5.00%	07/01/37	2,500	2,611,800
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB(f)	5.00%	01/01/22	2,000	2,189,800
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,279,900
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,348,000
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	879,114
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,278,900
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	1,785	1,913,806
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,943,419
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS–FHA)(a)	6.75%	02/01/38	445	540,831
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	2,000	2,264,540
Series 2009, Senior Living RB	7.25%	11/15/41	500	575,275
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/32	1,000	1,067,130
California (State of) Statewide Communities Development Authority (University of California—Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,209,940
California (State of);
Series 2004 A1, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.)(g)(h)	0.07%	05/01/34	1,500	1,500,000
Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.)(g)(h)	0.07%	05/01/34	1,275	1,275,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,983,050
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,160,060
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,511,062
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,525,840
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,834,454
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,808,650
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,000	2,390,660
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	3,000	3,758,910
California Special Districts Association Finance Corp. (Special Districts Finance Program); Series 1997 DD, COP (INS–AGM)(a)	5.63%	01/01/27	1,050	1,051,943
California State University; Series 2009 A, Systemwide RB (INS–AGC)(a)	5.25%	11/01/38	1,000	1,128,030
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS–AMBAC)(a)	5.00%	11/01/33	725	809,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	$2,000	$2,040,940
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/29	735	395,107
Corona-Norco Unified School District (Election of 2006);
Series 2009, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/24	1,000	664,990
Series 2009, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/25	1,000	633,190
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/37	2,500	2,718,125
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,339,340
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,114,320
El Dorado (County of) Irrigation District; Series 2009 A, COP (INS–AGC)(a)	5.75%	08/01/39	1,000	1,068,150
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.50%	06/01/34	1,000	1,147,470
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/33	4,430	1,716,935
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,800	1,998,450
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS–AMBAC)(a)	5.38%	09/01/25	1,500	1,503,060
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/21	1,480	1,481,539
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road RB (INS–NATL)(a)	5.13%	01/15/19	4,000	4,006,600
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	960	1,074,134
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,090	1,193,103
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/29	5,350	2,607,055
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/31	3,650	1,588,954
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/24	2,425	2,468,480
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/24	2,000	1,318,100
Hanford Joint Union High School District (Election of 1998); Series 2004 C, Unlimited Tax GO Bonds (INS–NATL)(a)	5.70%	08/01/28	2,230	2,335,992
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS–AMBAC)(a)	5.25%	05/01/23	1,000	1,118,680
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Improvement Bonds	4.00%	09/02/22	2,150	2,401,227
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	593,955
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS–AGC)(a)	5.75%	08/01/35	1,000	1,131,710
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS–AGC)(a)	5.00%	05/01/28	1,700	1,885,436
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS–AGM)(a)	5.00%	10/01/37	1,000	1,077,380
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,309,240
Long Beach (City of) Financing Authority; Series 1992, RB (INS–AMBAC)(a)	6.00%	11/01/17	15,095	15,956,924
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,720,850
Los Angeles (City of) (FHA Insured Mortgage Loans—Section 8 Assisted); Series 1997 A, Ref. Mortgage RB (INS–NATL)(a)	6.10%	07/01/25	475	476,188
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,849,025
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,114,750
Series 2012, Sr. RB(f)	5.00%	05/15/25	2,275	2,727,952
Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB(c)(d)	5.00%	07/01/14	1,000	1,063,790
Series 2011 A, Power System RB(e)	5.00%	07/01/22	1,800	2,252,952
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,751,895
Series 2012 A, Water System RB	5.00%	07/01/43	2,000	2,308,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Subseries 2006 A-1, Water System RB (INS–AMBAC)(a)	5.00%	07/01/36	$1,485	$1,666,942
Subseries 2007 A-1, Power System RB (INS–AMBAC)(a)	5.00%	07/01/37	1,000	1,125,550
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,326,040
Los Angeles (City of);
Series 2003 B, Ref. Wastewater System RB (INS–AGM)(a)	5.00%	06/01/22	5,000	5,062,400
Series 2012 B, Ref. Sub. Wastewater System RB	5.00%	06/01/32	4,000	4,704,240
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS–AMBAC)(a)	5.00%	07/01/35	1,000	1,089,900
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(e)	5.00%	08/01/33	2,000	2,298,220
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS–AMBAC)(a)(b)	0.00%	08/01/24	1,265	732,650
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/32	1,000	1,135,060
Series 2009-I, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	01/01/34	3,000	3,375,930
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS–NATL)(a)	6.50%	03/15/15	3,285	3,440,446
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/35	940	312,277
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS–NATL)(a)	5.00%	10/01/20	1,670	1,673,707
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/34	1,000	1,114,180
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/31	840	350,213
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(i)	6.50%	03/01/28	1,000	1,097,710
Mountain View (City of) Shoreline Regional Park Community; Series 2001 A, Tax Allocation RB (INS–NATL)(a)	5.25%	08/01/16	1,570	1,574,569
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,908,435
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/34	1,000	1,142,100
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(f)	5.00%	05/01/26	1,000	1,155,690
Oceanside (City of); Series 2003 A, Ref. COP (INS–AMBAC)(a)	5.20%	04/01/23	1,300	1,304,589
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,263,580
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS–NATL)(a)	5.00%	09/01/30	1,045	1,104,283
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/01/30	1,600	1,757,504
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	08/01/31	1,000	1,147,190
Pomona (City of) Public Financing Authority (Merged Redevelopment);
Series 2001 AD, Tax Allocation RB (INS–NATL)(a)	5.00%	02/01/15	2,020	2,024,606
Series 2001 AD, Tax Allocation RB (INS–NATL)(a)	5.00%	02/01/16	1,110	1,112,309
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,000	1,000,810
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS–NATL)(a)	6.00%	04/01/19	1,360	1,574,907
Poway Unified School District (Election of 2008—School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/32	6,460	2,744,919
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/24	730	770,121
Series 2012, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,048,580
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/34	1,000	1,025,940
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 2001, Tax Allocation RB (INS–NATL)(a)	5.38%	09/01/25	3,000	3,003,480
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/23	1,400	1,426,894
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,896,525
Series 2009 O, General RB(e)	5.75%	05/15/23	705	872,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2009 O, General RB(e)	5.75%	05/15/25	$1,050	$1,288,266
Series 2009 Q, General RB(e)(j)	5.00%	05/15/34	920	1,058,938
Series 2012 G, Limited Project RB	5.00%	05/15/37	1,500	1,735,305
Riverside (City of);
Series 2008 B, Water RB (INS–AGM)(a)	5.00%	10/01/33	1,000	1,111,750
Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/28	500	557,790
Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/38	1,800	1,955,502
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,692,735
Sacramento (City of) Municipal Utility District; Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,150	2,554,651
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2006, RB (INS–NATL)(a)	5.00%	12/01/29	2,000	2,235,760
Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,812,555
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS–AGM)(a)	5.00%	07/01/32	1,000	1,103,660
Series 2008 A, Sr. Airport System RB (INS–AGM)(a)	5.00%	07/01/41	1,015	1,103,904
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,424,642
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,445,600
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS–Radian)(a)	5.25%	10/01/27	2,535	2,640,709
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,621,209
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB(f)	5.00%	07/01/29	1,270	1,469,263
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(e)	5.25%	08/01/33	1,500	1,826,355
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,935,800
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/39	1,000	1,197,500
Series 2011 C, Ref. Second Series RB(f)	5.00%	05/01/23	5,000	5,926,600
Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,374,220
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,688,560
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,000	3,521,370
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,204,380
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	587,775
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	335	358,906
San Francisco (City of) Bay Area Rapid Transit District; Series 2012 A, RB	5.00%	07/01/32	1,000	1,190,110
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/31	3,110	1,447,518
San Leandro (City of) (Joint Project Area Financing); Series 2001, COP (INS–NATL)(a)	5.10%	12/01/26	1,000	1,001,430
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.00%	08/01/30	1,500	1,708,065
San Mateo (City of) Community Facilities District No. 2008-1 (Bay Meadows);
Series 2013, Special Tax RB	5.00%	09/01/33	200	206,416
Series 2013, Special Tax RB	5.00%	09/01/42	1,000	1,017,410
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,414,840
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/28	825	882,461
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/29	715	765,865
Series 2011 A, Ref. Special Tax RB	5.10%	09/01/30	465	498,633
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,567,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/28	$3,480	$1,887,726
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/30	2,765	1,309,615
Sonoma-Marin Area Rail Transit District; Series 2012 A, Measure Q Sales Tax RB	5.00%	03/01/29	2,000	2,391,260
South Gate (City of) Public Financing Authority (South Gate Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS–SGI)(a)	5.75%	09/01/22	1,000	1,021,160
Southern California Metropolitan Water District;
Series 2005 A, RB (INS–AGM)(a)	5.00%	07/01/35	1,520	1,657,758
Series 2009 B, Ref. RB(e)	5.00%	07/01/27	8,585	10,261,221
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS–AMBAC)(a)(k)	9.33%	07/01/15	3,500	3,931,970
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS–AMBAC)(a)(k)	9.33%	07/01/15	2,500	2,810,300
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB(e)	5.25%	07/01/29	2,100	2,522,688
Series 2011-1, RB(e)	5.25%	07/01/31	2,100	2,505,279
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements—East);
Series 2012 A, Ref. Special Tax RB	5.00%	09/01/32	750	740,798
Series 2012 B, Special Tax RB	5.00%	09/01/32	750	740,798
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS–NATL)(a)	5.13%	08/01/27	2,150	2,184,744
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,133,120
Tustin Unified School District (School Facilities Improvement District No. 2002-1- Election of 2002); Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/28	750	839,273
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(c)(l)	3.50%	05/31/13	1,000	1,002,890
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(b)	0.00%	04/01/14	1,700	1,683,595
Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(a)	5.13%	03/01/36	1,475	1,600,950
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,271,660
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,285,870
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/25	2,500	1,493,050
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.63%	09/01/39	1,000	1,136,110
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/24	4,685	3,150,664
				418,971,644

Guam–1.24%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,108,680
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	737,200
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/25	1,500	1,772,400
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,670,040
				5,288,320

Puerto Rico–4.80%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB	5.00%	07/01/37	2,000	1,990,100
Series 2010 AAA, RB	5.25%	07/01/29	2,000	2,055,620
Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.38%	04/01/42	2,000	2,026,440
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB(c)(d)	5.45%	07/01/17	3,680	4,396,533
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 C, RB	5.00%	08/01/35	1,500	1,571,430
First Subseries 2011 A-1, RB	5.00%	08/01/43	3,000	3,126,540
Series 2011 C, RB	5.00%	08/01/40	5,000	5,378,550
				20,545,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.87%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note—Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	$1,675	$1,963,468
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,600	1,786,992
				3,750,460
TOTAL INVESTMENTS(m)–104.85% (Cost $404,044,588)				448,555,637
FLOATING RATE NOTE OBLIGATIONS–(5.75%)
Notes with interest rates ranging from 0.11% to 0.15% at 02/28/13 and contractual maturites of collateral ranging from 07/01/22 to 10/01/39 (See Note 1K)(n)				(24,615,000)
OTHER ASSETS LESS LIABILITIES–0.90%				3,845,554
NET ASSETS–100.00%				$427,786,191

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation

FHA	— Federal Housing Administration
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds
Ref.	— Refunding
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1K.
(f)	Security subject to the alternative minimum tax.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2013 represented less than 1% of the Fund’s Net Assets.
(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,742,270 which represents 1.58% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	12.2%
American Municipal Bond Assurance Corp.	8.3
National Public Finance Guarantee Corp.	7.5

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at February 28, 2013. At February 28, 2013, the Fund’s investments with a value of $44,372,372 are held by Dealer Trusts and serve as collateral for the $24,615,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of February 28, 2013

Revenue Bonds	79.4%
General Obligation Bonds	15.9
Pre-refunded Bonds	4.1
Other	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco California Tax-Free Income Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $404,044,588)	$448,555,637
Receivable for:
Investments sold	1,500,150
Fund shares sold	915,683
Interest	5,491,682
Investment for trustee deferred compensation and retirement plans	16,398
Other assets	9,020
Total assets	456,488,570

Liabilities:
Floating rate note obligations	24,615,000
Payable for:
Investments purchased	1,467,145
Fund shares reacquired	613,546
Amount due custodian	1,055,143
Dividends	612,661
Accrued fees to affiliates	182,218
Accrued trustees’ and officers’ fees and benefits	3,864
Accrued other operating expenses	50,392
Trustee deferred compensation and retirement plans	102,410
Total liabilities	28,702,379
Net assets applicable to shares outstanding	$427,786,191

Net assets consist of:
Shares of beneficial interest	$410,915,979
Undistributed net investment income	1,144,226
Undistributed net realized gain (loss)	(28,785,063)
Unrealized appreciation	44,511,049
$427,786,191

Net Assets:
Class A	$192,462,305
Class B	$184,694,148
Class C	$24,749,851
Class Y	$25,879,887

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	15,538,848
Class B	14,805,806
Class C	1,985,566
Class Y	2,081,569
Class A:
Net asset value per share	$12.39
Maximum offering price per share
(Net asset value of $12.39 ÷ 95.75%)	$12.94
Class B:
Net asset value and offering price per share	$12.47
Class C:
Net asset value and offering price per share	$12.46
Class Y:
Net asset value and offering price per share	$12.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco California Tax-Free Income Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Interest	$10,296,923

Expenses:
Advisory fees	993,977
Administrative services fees	56,080
Custodian fees	5,434
Distribution fees:
Class A	203,690
Class B	273,289
Class C	89,475
Interest, facilities and maintenance fees	111,291
Transfer agent fees	119,688
Trustees’ and officers’ fees and benefits	18,818
Other	69,558
Total expenses	1,941,300
Net investment income	8,355,623

Realized and unrealized gain from:
Net realized gain from investment securities	1,940,701
Change in net unrealized appreciation of investment securities	1,619,476
Net realized and unrealized gain	3,560,177
Net increase in net assets resulting from operations	$11,915,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco California Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income	$8,355,623	$17,900,578
Net realized gain (loss)	1,940,701	(930,630)
Change in net unrealized appreciation	1,619,476	32,828,385
Net increase in net assets resulting from operations	11,915,800	49,798,333

Distributions to shareholders from net investment income:
Class A	(3,376,763)	(6,564,668)
Class B	(3,976,813)	(9,274,169)
Class C	(409,032)	(935,612)
Class Y	(526,240)	(1,087,150)
Total distributions from net investment income	(8,288,848)	(17,861,599)

Share transactions–net:
Class A	27,882,087	3,515,850
Class B	(34,496,590)	(20,479,447)
Class C	(2,844,910)	3,695,906
Class Y	945,477	(1,352,895)
Net increase (decrease) in net assets resulting from share transactions	(8,513,936)	(14,620,586)
Net increase (decrease) in net assets	(4,886,984)	17,316,148

Net assets:
Beginning of period	432,673,175	415,357,027
End of period (includes undistributed net investment income of $1,144,226 and $1,077,451, respectively)	$427,786,191	$432,673,175

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Tax-Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on

14                         Invesco California Tax-Free Income Fund

transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K.

Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates

15                         Invesco California Tax-Free Income Fund

decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Next $250 million	0.445%
Next $250 million	0.42%
Next $250 million	0.395%
Over $1.25 billion	0.37%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.00%, 2.00% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs

16                         Invesco California Tax-Free Income Fund

up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $25,237 in front-end sales commissions from the sale of Class A shares and $10,210 and $916 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended February 28, 2013 were $24,635,000 and 0.91%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain

17                         Invesco California Tax-Free Income Fund

their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2015	$803,874	$—	$803,874
August 31, 2016	4,399,730	—	4,399,730
August 31, 2017	9,460,903	—	9,460,903
August 31, 2018	6,678,871	—	6,678,871
August 31, 2019	1,906,728	—	1,906,728
Not subject to expiration	417,225	6,868,349	7,285,574
	$23,667,331	$6,868,349	$30,535,680

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Van Kampen California Insured Tax Free Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $25,921,380 and $31,958,583, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$44,774,912
Aggregate unrealized (depreciation) of investment securities	(89,901)
Net unrealized appreciation of investment securities	$44,685,011

Cost of investments for tax purposes is $403,870,626.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,509,550	$18,673,555	1,639,489	$21,137,398
Class B	5,601	70,084	22,625	315,968
Class C	241,269	2,999,921	1,218,195	14,630,674
Class Y	206,767	2,592,586	217,431	2,652,455

Issued as reinvestment of dividends:
Class A	165,092	2,044,909	338,136	4,039,533
Class B	151,980	1,897,546	388,933	4,693,892
Class C	15,104	188,371	42,402	511,702
Class Y	17,769	221,143	42,726	513,795

Automatic conversion of Class B shares to Class A shares:
Class A	1,802,443	22,195,209	—	—
Class B	(1,789,365)	(22,195,209)	—	—

Reacquired:
Class A	(1,216,820)	(15,031,586)	(1,827,423)	(21,661,081)
Class B	(1,149,240)	(14,269,011)	(2,128,577)	(25,489,307)
Class C	(487,595)	(6,033,202)	(953,703)	(11,446,470)
Class Y	(150,331)	(1,868,252)	(378,170)	(4,519,145)
Net increase (decrease) in share activity	(677,776)	$(8,513,936)	(1,377,936)	$(14,620,586)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(a)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/13	$12.28	$0.24	(d)	$0.11	$0.35	$(0.24)	$—	$(0.24)	$12.39	2.89%	$192,462	0.89	%(e)	0.89	%(e)	0.84	%(e)	3.98	%(e)	6%
Year ended 08/31/12	11.34	0.50	(d)	0.94	1.44	(0.50)	—	(0.50)	12.28	12.91	163,047	0.87		0.87		0.82		4.21		18
Year ended 08/31/11	11.75	0.52	(d)	(0.41)	0.11	(0.52)	—	(0.52)	11.34	1.13	148,884	0.90		0.90		0.85		4.66		25
Eight months ended 08/31/10	11.21	0.37		0.52	0.89	(0.35)	—	(0.35)	11.75	8.05	26,015	0.88	(f)	0.91	(f)	0.84	(f)	4.88	(f)	15
Year ended 12/31/09	10.23	0.51		0.97	1.48	(0.50)	—	(0.50)	11.21	14.74	24,377	0.86		0.92		0.85		4.65		19
Year ended 12/31/08	11.83	0.49		(1.56)	(1.07)	(0.49)	(0.04)	(0.53)	10.23	(9.28)	22,799	0.86		0.90		0.86		4.33		10
Year ended 12/31/07	12.16	0.50		(0.31)	0.19	(0.49)	(0.03)	(0.52)	11.83	1.62	24,645	1.00		1.04		0.84		4.12		5
Class B
Six months ended 02/28/13	12.37	0.24	(d)	0.10	0.34	(0.24)	—	(0.24)	12.47	2.78 (g)	184,694	0.92	(e)(g)	0.92	(e)(g)	0.87	(e)(g)	3.95	(e)(g)	6
Year ended 08/31/12	11.42	0.50	(d)	0.95	1.45	(0.50)	—	(0.50)	12.37	12.93 (g)	217,489	0.88	(g)	0.88	(g)	0.83	(g)	4.20	(g)	18
Year ended 08/31/11	11.83	0.52	(d)	(0.41)	0.11	(0.52)	—	(0.52)	11.42	1.16 (g)	220,478	0.89	(g)	0.89	(g)	0.84	(g)	4.67	(g)	25
Eight months ended 08/31/10	11.28	0.37		0.53	0.90	(0.35)	—	(0.35)	11.83	8.10	254,907	0.88	(f)	0.91	(f)	0.84	(f)	4.88	(f)	15
Year ended 12/31/09	10.30	0.51		0.98	1.49	(0.51)	—	(0.51)	11.28	14.68	266,270	0.85		0.94		0.84		4.66		19
Year ended 12/31/08	11.91	0.50		(1.57)	(1.07)	(0.50)	(0.04)	(0.54)	10.30	(9.23)	267,308	0.85		0.89		0.85		4.34		10
Year ended 12/31/07	12.24	0.50		(0.30)	0.20	(0.50)	(0.03)	(0.53)	11.91	1.65	344,606	0.97		1.01		0.81		4.15		5
Class C
Six months ended 02/28/13	12.36	0.21	(d)	0.10	0.31	(0.21)	—	(0.21)	12.46	2.54	24,750	1.40	(e)	1.40	(e)	1.35	(e)	3.47	(e)	6
Year ended 08/31/12	11.41	0.44	(d)	0.95	1.39	(0.44)	—	(0.44)	12.36	12.37	27,394	1.38		1.38		1.33		3.70		18
Year ended 08/31/11	11.82	0.46	(d)	(0.40)	0.06	(0.47)	—	(0.47)	11.41	0.65	21,800	1.40		1.40		1.35		4.16		25
Eight months ended 08/31/10	11.27	0.34		0.52	0.86	(0.31)	—	(0.31)	11.82	7.76	17,528	1.38	(f)	1.41	(f)	1.34	(f)	4.38	(f)	15
Year ended 12/31/09	10.29	0.46		0.97	1.43	(0.45)	—	(0.45)	11.27	14.11	17,245	1.36		1.42		1.35		4.15		19
Year ended 12/31/08	11.90	0.44		(1.57)	(1.13)	(0.44)	(0.04)	(0.48)	10.29	(9.74)	17,105	1.36		1.40		1.36		3.83		10
Year ended 12/31/07	12.23	0.44		(0.30)	0.14	(0.44)	(0.03)	(0.47)	11.90	1.14	22,800	1.50		1.54		1.34		3.62		5
Class Y
Six months ended 02/28/13	12.33	0.26	(d)	0.10	0.36	(0.26)	—	(0.26)	12.43	2.92	25,880	0.65	(e)	0.65	(e)	0.60	(e)	4.22	(e)	6
Year ended 08/31/12	11.38	0.53	(d)	0.95	1.48	(0.53)	—	(0.53)	12.33	13.24	24,742	0.63		0.63		0.58		4.45		18
Year ended 08/31/11	11.79	0.55	(d)	(0.41)	0.14	(0.55)	—	(0.55)	11.38	1.40	24,195	0.65		0.65		0.60		4.91		25
Eight months ended 08/31/10	11.25	0.39		0.52	0.91	(0.37)	—	(0.37)	11.79	8.21	26,837	0.63	(f)	0.66	(f)	0.59	(f)	5.13	(f)	15
Year ended 12/31/09	10.26	0.54		0.98	1.52	(0.53)	—	(0.53)	11.25	15.10	27,388	0.61		0.67		0.60		4.90		19
Year ended 12/31/08	11.86	0.52		(1.56)	(1.04)	(0.52)	(0.04)	(0.56)	10.26	(9.02)	28,450	0.61		0.65		0.61		4.58		10
Year ended 12/31/07	12.20	0.53		(0.32)	0.21	(0.52)	(0.03)	(0.55)	11.86	1.80	49,024	0.76		0.80		0.60		4.36		5

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	For the years ended August 31, 2011 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $139,542,348 and sold of $13,399,363 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen California Insured Tax Free Income Fund into the Fund.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $172,521, $204,552, $24,058 and $25,343 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.27%, 0.25% and 0.25% for the six months ended February 28, 2013 and the years ended August 31, 2012 and August 31, 2011, respectively.

19                         Invesco California Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,028.90	$4.48	$1,020.38	$4.46	0.89%
B	1,000.00	1,027.80	4.63	1,020.23	4.61	0.92
C	1,000.00	1,025.40	7.03	1,017.85	7.00	1.40
Y	1,000.00	1,029.20	3.27	1,021.57	3.26	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012 through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco California Tax-Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 MS-CTFI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco Core Plus Bond Fund

Nasdaq:

A: ACPSX ¡ B: CPBBX ¡ C: CPCFX ¡ R: CPBRX ¡ Y: CPBYX ¡ R5: CPIIX ¡ R6: CPBFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
27	Financial Statements
29	Notes to Financial Statements
38	Financial Highlights
39	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.48%
Class B Shares	1.10
Class C Shares	1.20
Class R Shares	1.36
Class Y Shares	1.61
Class R5 Shares*	1.61
Class R6 Shares**	1.59
Barclays U.S. Aggregate Index‚ (Broad Market/Style-Specific Index)	0.15
Lipper Intermediate Investment Grade Debt Funds Index ■(Peer Group Index)	1.58

Source(s): ‚Invesco, Barclays via FactSet Research Systems Inc.; ■Lipper Inc.

*	Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.
**	Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Lipper Intermediate Investment Grade Debt Funds Index is an unmanaged index considered representative of intermediate investment-grade debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Core Plus Bond Fund

Average Annual Total Returns As of 2/28/13, including maximum applicable sales charges
Class A Shares
Inception (6/3/09)	5.79%
1 Year	0.86

Class B Shares
Inception (6/3/09)	5.54%
1 Year	–0.42

Class C Shares
Inception (6/3/09)	6.22%
1 Year	3.58

Class R Shares
Inception (6/3/09)	6.75%
1 Year	5.10

Class Y Shares
Inception (6/3/09)	7.29%
1 Year	5.62

Class R5 Shares
Inception (6/3/09)	7.26%
1 Year	5.53

Class R6 Shares
Inception	7.05%
1 Year	5.48

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.75%, 1.50%, 1.50%, 1.00%, 0.50%, 0.50%

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges Class A Shares
Inception (6/3/09)	6.05%
1 Year	3.36

Class B Shares
Inception (6/3/09)	5.82%
1 Year	2.26

Class C Shares
Inception (6/3/09)	6.54%
1 Year	6.26

Class R Shares
Inception (6/3/09)	7.07%
1 Year	7.79

Class Y Shares
Inception (6/3/09)	7.63%
1 Year	8.32

Class R5 Shares
Inception (6/3/09)	7.60%
1 Year	8.33

Class R6 Shares
Inception	7.38%
1 Year	8.13

and 0.50%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.01%, 1.76%, 1.76%, 1.26%, 0.76%, 0.56% and 0.56%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses on Class A, Class B, Class C, Class R and Class Y shares, or on Class R5 and Class R6 shares in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2013. See current prospectus for more information.

3                Invesco Core Plus Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

         You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 28, 2013

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–49.42%
Advertising–0.17%
Lamar Media Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 05/01/23(b)	$15,000	$15,150
National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	35,000	37,713
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	550,000	562,921
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	365,000	402,008
		1,017,792

Aerospace & Defense–0.45%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	20,000	20,850
Bombardier Inc. (Canada), Sr. Unsec. Notes,
5.75%, 03/15/22(b)	80,000	81,700
6.13%, 01/15/23	35,000	36,006
7.75%, 03/15/20(b)	70,000	79,975
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	85,000	84,894
GenCorp Inc., Sec. Gtd. Notes, 7.13%, 03/15/21(b)	85,000	88,825
General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 2.25%, 11/15/22	1,375,000	1,315,130
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	60,000	65,700
7.13%, 03/15/21	40,000	43,800
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	50,000	53,375
Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	675,000	743,526
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	10,000	10,400
		2,624,181

Agricultural Products–0.36%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	245,000	262,780
Ingredion Inc.,
Sr. Unsec. Global Notes,1.80%, 09/25/17	1,030,000	1,033,358
Sr. Unsec. Notes,
3.20%, 11/01/15	75,000	78,662
6.63%, 04/15/37	635,000	770,433
		2,145,233

Air Freight & Logistics–0.13%
United Parcel Service Inc., Sr. Unsec. Global Notes, 3.63%, 10/01/42	815,000	781,715

	Principal Amount	Value
Airlines–0.99%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 10/13/11-11/29/11; Cost $69,950)(b)(c)	$85,000	$97,962
American Airlines Pass Through Trust,
Series 2011-1, Class A, Sr. Sec. Pass Through Ctfs., 5.25%, 01/31/21	1,041,482	1,119,594
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	338,187	360,169
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	8,481	8,762
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,178,777	1,364,434
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	3,626	4,063
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	24,476	25,272
Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	500,000	522,812
Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	120,000	120,000
Delta Air Lines Pass Through Trust,
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	490,847	570,916
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	89,888
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	10,000	10,575
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	1,335,000	1,452,647
UAL Pass Through Trust,
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	6,358	7,407
Series 2009-2A, Sr. Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	3,712	4,299
US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	19,579	20,166
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	10,000	11,194
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	10,000	11,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Airlines–(continued)
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	$10,000	$10,725
		5,811,985

Alternative Carriers–0.07%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	30,000	33,450
Level 3 Communications Inc.,
Sr. Unsec. Global Notes, 11.88%, 02/01/19	30,000	34,875
Sr. Unsec. Notes, 8.88%, 06/01/19(b)	30,000	32,550
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	110,000	120,312
8.63%, 07/15/20	15,000	16,763
9.38%, 04/01/19	110,000	124,025
Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	50,000	52,750
		414,725

Apparel Retail–0.07%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	84,000	91,980
J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	105,000	113,137
L Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	5,000	6,163
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	170,000	192,950
		404,230

Apparel, Accessories & Luxury Goods–0.13%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	95,000	103,075
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	212,000	226,310
Levi Strauss & Co., Sr. Unsec. Global Notes,
6.88%, 05/01/22	76,000	82,745
7.63%, 05/15/20	100,000	109,375
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	120,000	119,100
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	100,000
		740,605

Application Software–0.00%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	15,000	15,338

	Principal Amount	Value
Asset Management & Custody Banks–0.24%
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	$1,070,000	$1,236,116
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	120,000	123,600
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17	50,000	50,625
		1,410,341

Auto Parts & Equipment–0.05%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	121,000	130,075
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes,
6.25%, 03/15/21	120,000	121,800
6.63%, 10/15/22	25,000	25,625
		277,500

Automobile Manufacturers–1.04%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	200,000	220,000
Ford Motor Co., Sr. Unsec. Global Notes,
4.75%, 01/15/43	600,000	573,000
7.45%, 07/16/31	76,000	97,660
Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
3.98%, 06/15/16	2,300,000	2,432,875
4.25%, 09/20/22	2,700,000	2,782,402
		6,105,937

Automotive Retail–0.00%
Penske Automotive Group Inc., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 10/01/22(b)	10,000	10,513

Biotechnology–0.00%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	20,000	21,950

Brewers–0.55%
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/14	125,000	134,819
Heineken NV (Netherlands), Sr. Unsec. Notes, 1.40%, 10/01/17(b)	1,360,000	1,357,190
SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes,
3.75%, 01/15/22(b)	950,000	1,017,678
4.95%, 01/15/42(b)	670,000	746,302
		3,255,989

Broadcasting–0.64%
Belo Corp., Sr. Unsec. Deb., 7.25%, 09/15/27	55,000	56,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Broadcasting–(continued)
Clear Channel Worldwide Holdings Inc.,
Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	$15,000	$15,712
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	8,000	8,200
Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	40,000	42,300
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	135,000	140,062
COX Communications Inc., Sr. Unsec. Notes,
8.38%, 03/01/39(b)	1,220,000	1,807,604
9.38%, 01/15/19(b)	25,000	34,222
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	1,275,000	1,552,887
LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	60,000	63,900
Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	25,000	24,875
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	5,138
		3,751,550

Building Products–0.16%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	45,000	46,350
Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	65,000	70,525
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21	145,000	153,700
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	20,000	22,400
Nortek Inc., Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	166,000	185,090
10.00%, 12/01/18	125,000	140,625
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	65,000	70,769
Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	25,000	27,281
USG Corp.,
Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	60,000	68,700
Sr. Unsec. Notes, 9.75%, 01/15/18	155,000	183,094
		968,534

Cable & Satellite–1.29%
British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	25,000	34,479

	Principal Amount	Value
Cable & Satellite–(continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	$100,000	$100,000
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 6.50%, 01/15/15	20,000	22,170
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	80,000	103,009
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	620,000	634,953
DISH DBS Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/22	60,000	63,600
Sr. Unsec. Notes, 5.00%, 03/15/23(b)	165,000	164,381
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	31,000	34,177
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	26,000	29,770
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	145,000	156,600
7.50%, 04/01/21	115,000	125,350
Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	60,000	60,750
Lynx I Corp. (United Kingdom), Sr. Sec. Notes, 5.38%, 04/15/21(b)	200,000	206,000
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18	200,000	211,000
NBCUniversal Media LLC, Sr. Unsec. Global Notes,
2.10%, 04/01/14	775,000	788,101
5.15%, 04/30/20	350,000	414,562
5.95%, 04/01/41	740,000	916,550
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	771,299
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	210,000	225,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes,
5.25%, 01/15/21	200,000	210,710
6.50%, 01/15/18	2,155,000	2,321,912
		7,595,123

Casinos & Gaming–0.24%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	55,000	59,263
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes,
7.63%, 01/15/16	75,000	81,000
10.75%, 01/15/17	111,816	123,836
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	10,000	7,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	$200,000	$200,500
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	205,000	213,200
8.63%, 02/01/19	10,000	11,525
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	10,000	10,550
7.75%, 03/15/22	223,000	245,857
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	99,000	105,187
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(d)	160,000	160,600
Sr. Sec. Notes, 9.13%, 02/01/15(b)	25,000	25,094
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes,
5.38%, 03/15/22	55,000	57,681
7.75%, 08/15/20	85,000	95,413
		1,397,306

Coal & Consumable Fuels–0.12%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	30,000	32,250
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	145,000	160,587
Indo Energy Finance II BV (Indonesia), Unsec. Gtd. Notes, 6.38%, 01/24/23	200,000	208,000
Peabody Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	77,000	82,198
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	200,000	213,000
		696,035

Commercial Printing–0.02%
RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	90,000	89,550

Communications Equipment–0.03%
Avaya Inc.,
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	65,000	62,400
9.00%, 04/01/19(b)	50,000	51,750
Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	40,000	39,550
		153,700

Computer & Electronics Retail–0.36%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 7.25%, 07/15/13	2,010,000	2,035,627
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	100,000	107,875
		2,143,502

	Principal Amount	Value
Computer Storage & Peripherals–0.04%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	$242,000	$263,780

Construction & Engineering–0.23%
Dycom Investments Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	80,000	85,400
Sr. Unsec. Gtd. Sub. Notes, 7.13%, 01/15/21(b)	25,000	26,687
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	125,000	131,875
URS Corp., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/22(b)	1,050,000	1,106,729
		1,350,691

Construction & Farm Machinery & Heavy Trucks–0.76%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	40,000	47,150
Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	2,000,000	2,001,750
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	74,000	75,110
Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	1,365,000	1,362,500
John Deere Capital Corp., Sr. Unsec. Global Notes, 0.88%, 04/17/15	670,000	674,762
Manitowoc Co. Inc. (The),
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	90,000	92,475
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	35,000	39,725
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	43,000	41,710
Terex Corp.,
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	25,000	26,562
Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	70,000	72,975
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	50,000	53,875
		4,488,594

Construction Materials–0.13%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	100,000	109,005
Grupo Cementos de Chihuahua SAB de CV (Mexico), Sr. Sec. Gtd. Notes, 8.13%, 02/08/20(b)	400,000	428,333
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	230,000	251,275
		788,613

Consumer Finance–0.24%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	170,000	206,550
8.00%, 03/15/20	115,000	142,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Consumer Finance–(continued)
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	$15,000	$15,900
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	35,000	38,806
SLM Corp.,
Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	386,544
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	615,000	628,129
		1,417,954

Data Processing & Outsourced Services–0.25%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	760,000	798,871
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	228,000	253,080
First Data Corp.,
Sec. Gtd. Notes, 8.25%, 01/15/21(b)	249,000	255,847
Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	44,000	46,420
NeuStar Inc., Sr. Unsec. Gtd. Notes, 4.50%, 01/15/23(b)	25,000	24,188
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	20,000	21,575
7.63%, 11/15/20	12,000	13,080
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	50,000	48,813
		1,461,874

Department Stores–0.01%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	45,000	43,313

Distillers & Vintners–0.01%
Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	60,000	68,100
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	5,000	5,488
		73,588

Diversified Banks–5.21%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	440,000	448,979
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	420,000	436,366
Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	200,000	212,800
Akbank TAS (Turkey), Sr. Unsec. Notes,
5.13%, 07/22/15(b)	100,000	104,570
6.50%, 03/09/18(b)	200,000	227,695

	Principal Amount	Value
Diversified Banks–(continued)
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Russia), Sr. Unsec. Gtd. Loan Participation Notes, 7.75%, 04/28/21(b)	$200,000	$226,770
Banco Bradesco S.A. (Brazil),
Sr. Unsec. Notes, 4.10%, 03/23/15(b)	415,000	432,220
Unsec. Sub. Notes, 5.75%, 03/01/22(b)	200,000	214,983
Banco Davivienda S.A. (Colombia),
Sr. Unsec. Notes, 2.95%, 01/29/18	200,000	198,843
Unsec. Sub. Notes, 5.88%, 07/09/22(b)	200,000	208,645
Banco de Bogota (Colombia), Unsec. Sub. Notes, 5.38%, 02/19/23(b)	300,000	310,533
Banco de Credito e Inversiones (Chile), Sr. Unsec. Notes,
3.00%, 09/13/17	200,000	201,495
4.00%, 02/11/23(b)	500,000	495,449
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	600,000	611,634
Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	100,000	110,637
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,330,000	1,334,302
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	1,525,000	1,550,831
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	810,000	862,649
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/22(b)	400,000	461,544
Caixa Economica Federal (Brazil), Sr. Unsec. Notes,
2.38%, 11/06/17(b)	200,000	196,245
3.50%, 11/07/22(b)	400,000	390,573
DBS Bank Ltd. (Singapore), Unsec. Sub. Notes, 3.63%, 09/21/22(b)	200,000	210,798
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	207,820
Grupo Aval Ltd. (Colombia), Sr. Unsec. Gtd. Notes, 4.75%, 09/26/22(b)	400,000	399,724
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	767,921
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,360,000	1,495,865
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	1,050,000	1,127,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Industrial Senior Trust (Guatemala), Unsec. Gtd. Notes, 5.50%, 11/01/22(b)	$100,000	$99,923
ING Bank N.V. (Netherlands), Sr. Unsec. Notes,
3.00%, 09/01/15(b)	255,000	264,521
3.75%, 03/07/17(b)	330,000	354,009
Itau Unibanco Holding S.A. (Brazil), Unsec. Sub. Notes, 5.13%, 05/13/23(b)	600,000	608,357
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 3.50%, 08/22/17	730,000	789,721
Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	1,070,279
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(b)	575,000	655,319
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)	11,000	9,790
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	95,000	99,705
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	700,000	701,326
Societe Generale S.A. (France),
Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	1,460,000	1,663,204
Sr. Unsec. Notes, 2.50%, 01/15/14(b)	1,940,000	1,956,238
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes,
3.85%, 04/27/15(b)	775,000	816,367
5.50%, 11/18/14(b)	1,880,000	2,023,555
Turkiye Halk Bankasi A.S. (Turkey), Sr. Unsec. Bonds, 4.88%, 07/19/17(b)	200,000	211,759
Turkiye IS Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,670,000	1,709,968
Turkiye Vakiflar Bankasi (Turkey), Unsec. Sub. Notes, 6.00%, 11/01/22(b)	200,000	209,548
U.S. Bancorp., Sr. Unsec. Medium-Term Notes, 2.00%, 06/14/13	45,000	45,213
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,483,530
VTB Bank OJSC Via VTB Capital S.A. (Russia),
Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	1,415,000	1,554,074
6.55%, 10/13/20(b)	660,000	730,491
Sr. Unsec. Notes, 6.00%, 04/12/17(b)	200,000	216,660
		30,721,147

	Principal Amount	Value
Diversified Capital Markets–0.26%
UBS AG (Switzerland),
Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	$200,000	$239,263
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	560,000	596,567
Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	586,000	698,423
		1,534,253

Diversified Chemicals–0.34%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	2,030,000	1,985,569
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	10,000	10,175
		1,995,744

Diversified Metals & Mining–1.43%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	170,000	228,633
Corporacion Nacional del Cobre de Chile (Chile), Sr. Unsec. Notes, 3.00%, 07/17/22(b)	200,000	196,963
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	115,000	120,462
Freeport-McMoran Copper & Gold Inc., Sr. Unsec. Notes, 3.88%, 03/15/23(b)	2,000,000	1,998,820
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	565,000	780,052
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	1,700,000	1,781,352
Southern Copper Corp., Sr. Unsec. Global Notes,
5.25%, 11/08/42	1,720,000	1,664,230
5.38%, 04/16/20	150,000	170,458
6.75%, 04/16/40	725,000	844,067
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	117,555
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 5.30%, 10/25/42(b)	550,000	547,493
		8,450,085

Diversified REIT’s–0.73%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	2,765,000	2,957,450
Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	1,175,000	1,365,325
		4,322,775

Drug Retail–0.30%
CVS Caremark Corp., Sr. Unsec. Global Notes, 2.75%, 12/01/22	1,555,000	1,543,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Drug Retail–(continued)
CVS Pass Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	$204,805	$242,660
		1,786,529

Electric Utilities–1.61%
Comision Federal de Electricidad (Mexico), Sr. Unsec. Notes, 5.75%, 02/14/42(b)	500,000	545,089
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,270,000	1,305,943
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(b)	5,000	—
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	123,729
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	1,350,000	1,365,210
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	300,000	302,344
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,370,000	2,825,346
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	770,000	1,047,645
System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,000,000	1,034,689
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	800,000	955,055
		9,505,050

Electrical Components & Equipment–0.03%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	75,000	77,250
General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	30,000	30,975
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	55,000	59,400
		167,625

Electronic Components–0.20%
Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	1,155,000	1,189,628

Electronic Manufacturing Services–0.02%
Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	122,000	126,575

Environmental & Facilities Services–0.19%
Clean Harbors Inc.,
Sr. Unsec. Gtd. Global Notes, 5.25%, 08/01/20	10,000	10,350
Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	10,000	10,225

	Principal Amount	Value
Environmental & Facilities Services–(continued)
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	$1,050,000	$1,096,238
		1,116,813

Food Distributors–0.01%
ARAMARK Corp., Sr. Unsec. Notes, 5.75%, 03/15/20(b)	45,000	46,125

Forest Products–0.00%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	20,000	19,900

Gas Utilities–0.05%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	55,000	59,675
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	73,000	74,277
Suburban Propane Partners, L.P./Suburban Energy Finance Corp.,
Sr. Unsec. Global Notes, 7.38%, 08/01/21	33,000	36,053
Sr. Unsec. Notes, 7.38%, 03/15/20	110,000	118,800
		288,805

General Merchandise Stores–0.10%
Dollar General Corp., Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	575,000	609,500

Gold–1.61%
AngloGold Ashanti Holdings PLC (South Africa), Sr. Unsec. Gtd. Global Notes, 5.13%, 08/01/22	610,000	618,387
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes,
2.90%, 05/30/16	1,210,000	1,275,728
3.85%, 04/01/22	750,000	777,042
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	600,000	659,220
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	30,000	31,431
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	2,435,000	2,376,102
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
5.13%, 09/01/21	1,365,000	1,424,161
6.88%, 09/01/41	1,365,000	1,436,445
Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	815,000	898,447
		9,496,963

Health Care Equipment–0.77%
AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(b)	4,305,000	4,347,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Health Care Equipment–(continued)
Biomet Inc., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	$25,000	$25,813
Biomet, Inc.,, Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	25,000	26,625
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	54,000	54,000
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	21,000	20,528
Universal Hospital Service, Sr. Sec. Gtd. Notes, 7.63%, 08/15/20	75,000	80,812
		4,555,591

Health Care Facilities–0.12%
HCA, Inc.,
Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	90,000	97,537
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	300,000	312,750
HealthSouth Corp., Sr. Unsec. Gtd. Notes,
5.75%, 11/01/24	15,000	15,188
7.25%, 10/01/18	9,000	9,743
7.75%, 09/15/22	4,000	4,360
8.13%, 02/15/20	45,000	49,612
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	45,000	44,212
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Notes, 4.50%, 04/01/21(b)	40,000	39,650
Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	5,000	5,069
Sr. Unsec. Global Notes, 6.75%, 02/01/20	40,000	43,050
Sr. Unsec. Global Notes, 8.00%, 08/01/20	77,000	84,411
		705,582

Health Care Services–0.62%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	25,000	26,188
Express Scripts Holding Co.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,525,000	2,699,137
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	190,000	201,035
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	585,000	608,960
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	85,000	90,737
		3,626,057

Health Care Technology–0.01%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	55,000	60,638

	Principal Amount	Value
Home Improvement Retail–0.04%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	$200,000	$218,750

Homebuilding–0.20%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 06/15/16	27,000	29,430
Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	79,000	80,382
Corporacion GEO SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 8.88%, 03/27/22	200,000	185,266
DR Horton Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/23	110,000	109,450
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	60,000	66,600
Sr. Unsec Gtd. Notes, 7.50%, 05/15/16	115,000	116,581
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	100,000	100,000
Sr. Unsec. Gtd. Notes, 11.88%, 10/15/15	10,000	11,150
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	20,000	22,400
Lennar Corp.,
Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	87,000	97,331
Sr. Unsec. Gtd. Notes, 4.75%, 11/15/22(b)	165,000	160,669
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	65,000	72,312
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	20,000	22,300
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	25,000	25,750
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	63,000	68,198
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	18,000	20,273
		1,188,092

Hotels, Resorts & Cruise Lines–0.89%
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 10.00%, 12/15/15	25,000	22,625
Sec. Gtd. Global Notes, 12.75%, 04/15/18	15,000	11,325
Sr. Sec. Gtd. Notes,
9.00%, 02/15/20(b)	40,000	39,800
9.00%, 02/15/20(b)	50,000	49,750
Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	125,000	123,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–(continued)
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	$30,000	$29,850
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/17	1,045,000	1,052,060
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	5,000	5,569
Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	120,000	142,218
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes,
5.25%, 11/15/22	605,000	623,150
7.25%, 03/15/18	25,000	28,875
7.50%, 10/15/27	70,000	80,500
Wyndham Worldwide Corp., Sr. Unsec. Notes,
5.63%, 03/01/21	1,530,000	1,716,990
7.38%, 03/01/20	1,035,000	1,308,556
		5,234,862

Household Products–0.15%
Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	65,000	66,869
Controladora Mabe S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 7.88%, 10/28/19(b)	500,000	591,772
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	190,000	196,650
		855,291

Housewares & Specialties–0.01%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	45,000	45,619
Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	5,000	5,300
		50,919

Hypermarkets & Super Centers–0.10%
Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 4.88%, 01/20/23(b)	600,000	605,481

Independent Power Producers & Energy Traders–0.05%
AES Corp (The),
Sr. Unsec. Global Notes, 7.38%, 07/01/21	50,000	56,750
Sr. Unsec. Global Notes, 8.00%, 10/15/17	100,000	116,000
Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	52,000	56,550
NRG Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	60,000	69,000
Sr. Unsec. Gtd. Notes,
6.63%, 03/15/23(b)	15,000	15,975
		314,275

	Principal Amount	Value
Industrial Conglomerates–0.85%
General Electric Capital Corp.,
Sr. Unsec. Global Notes, 5.90%, 05/13/14	$25,000	$26,610
Sr. Unsec. Notes, 2.25%, 11/09/15	65,000	67,383
General Electric Co., Sr. Unsec. Global Notes, 2.70%, 10/09/22	825,000	823,648
Hutchison Whampoa International Ltd. (Hong Kong),
Sr. Unsec. Gtd. Notes,
5.75%, 09/11/19(b)	1,000,000	1,182,653
7.63%, 04/09/19(b)	925,000	1,180,775
Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	200,000	214,000
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	1,350,000	1,515,091
		5,010,160

Industrial Machinery–0.69%
Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	20,000	20,800
Pentair Finance S.A., Sr. Unsec. Gtd. Notes,
1.35%, 12/01/15(b)	2,700,000	2,709,490
3.15%, 09/15/22(b)	1,355,000	1,334,691
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	20,000	22,500
		4,087,481

Insurance Brokers–0.00%
Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	25,000	26,063

Integrated Oil & Gas–0.32%
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 4.95%, 05/23/16(b)	200,000	213,080
KazMunaiGaz Finance Sub B.V. (Kazakhstan), Sr. Unsec. Gtd. Notes, 7.00%, 05/05/20(b)	210,000	257,200
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 7.25%, 11/05/19(b)	100,000	120,056
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	210,000	230,192
Petroleos de Venezuela S.A. (Venezuela),
Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	198,387
REGS, Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)	110,000	109,175
Rosneft Oil Co via Rosneft International Finance Ltd. (Russia), Sr. Unsec. Bonds, 3.15%, 03/06/17(b)	500,000	506,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Euro Notes, 5.45%, 02/09/17	$200,000	$215,250
		1,849,396

Integrated Telecommunication Services–0.81%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	13,000	19,070
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	905,000	942,559
2.95%, 05/15/16	160,000	169,920
4.45%, 05/15/21	85,000	96,235
Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 6.25%(b)(e)(f)	100,000	107,751
Qtel International Finance Ltd. (Qatar),
Sr. Unsec. Gtd. Notes, 3.88%, 01/31/28(b)	200,000	198,633
Sr. Unsec. Gtd. Notes,
3.25%, 02/21/23(b)	1,950,000	1,926,201
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	415,000	439,210
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	590,000	610,653
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	265,000	271,067
		4,781,299

Internet Retail–0.21%
Amazon.com Inc., Sr. Unsec. Global Notes, 2.50%, 11/29/22	1,265,000	1,224,435

Internet Software & Services–0.03%
Equinix Inc., Sr. Unsec. Notes, 4.88%, 04/01/20	20,000	20,000
5.38%, 04/01/23	70,000	70,000
7.00%, 07/15/21	100,000	110,500
		200,500

Investment Banking & Brokerage–2.27%
Charles Schwab Corp. (The),Series A, Jr. Unsec. Sub. Notes, 7.00%(e)	2,400,000	2,787,000
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes, 5.13%, 01/15/15	780,000	834,794
5.25%, 07/27/21	1,110,000	1,266,729
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	660,000	699,034
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	505,000	549,712
Morgan Stanley,
Sr. Unsec. Global Notes, 6.38%, 07/24/42	1,825,000	2,228,559

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Sr. Unsec. Medium-Term Global Notes,
4.00%, 07/24/15	$450,000	$475,414
6.00%, 05/13/14	955,000	1,010,904
Sr. Unsec. Notes,
2.88%, 01/24/14	100,000	101,898
3.45%, 11/02/15	2,010,000	2,101,635
5.75%, 01/25/21	985,000	1,145,487
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	170,000	179,982
		13,381,148

Leisure Facilities–0.02%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	40,000	40,000
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	50,000	53,500
		93,500

Leisure Products–0.02%
Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	105,000	106,838

Life & Health Insurance–1.55%
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	50,000	62,322
MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,200,000	2,106,745
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	810,988
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,385,000	1,391,255
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	425,000	488,628
Prudential Financial, Inc.,
Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	2,009,000
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	550,000	601,801
Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	1,405,000	1,482,466
7.38%, 06/15/19	130,000	167,066
		9,120,271

Managed Health Care–0.35%
Cigna Corp.,
Sr. Unsec. Global Notes, 5.38%, 02/15/42	725,000	822,908
Sr. Unsec. Notes, 4.50%, 03/15/21	180,000	201,391
5.88%, 03/15/41	125,000	151,252
Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	950,000	914,657
		2,090,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Marine–0.00%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	$22,000	$22,055

Movies & Entertainment–0.10%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	95,000	104,619
Cinemark USA Inc., Sr. Unsec. Gtd. Notes, 5.13%, 12/15/22(b)	70,000	70,787
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	80,000	86,200
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	285,000	332,851
		594,457

Multi-Line Insurance–0.30%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	12,925
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	23,738
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	3,000	3,100
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	100,000	119,000
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	100,000	116,250
Metropolitan Life Global Funding I, Sr. Sec. Unsub. Global Notes, 5.13%, 04/10/13(b)	1,460,000	1,466,765
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	25,000	36,865
		1,778,643

Office REIT’s–0.12%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	675,000	719,317

Office Services & Supplies–0.00%
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	5,000	5,419
Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,000	4,837
		10,256

Oil & Gas Drilling–0.19%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	46,000	50,370
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	50,000	53,250
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	930,000	1,011,902
		1,115,522

	Principal Amount	Value
Oil & Gas Equipment & Services–0.05%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	$35,000	$37,581
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	40,000	40,400
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	20,000	20,700
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	120,000	123,000
Oil States International Inc., Sr. Unsec. Gtd. Notes, 5.13%, 01/15/23(b)	10,000	10,050
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	77,000	82,559
		314,290

Oil & Gas Exploration & Production–1.84%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 07/15/22	5,000	5,388
Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	50,000	53,477
Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	1,325,000	1,372,022
Berry Petroleum Co., Sr. Unsec. Notes,
6.38%, 09/15/22	25,000	26,531
6.75%, 11/01/20	80,000	85,600
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes,
7.63%, 11/15/22	40,000	43,700
8.25%, 09/01/21	90,000	101,250
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	65,000	71,012
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	27,594
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	70,000	74,812
6.63%, 08/15/20	96,000	105,480
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	155,000	165,850
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 09/15/22	35,000	37,712
7.13%, 04/01/21	50,000	56,562
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Global Notes, 4.63%, 07/15/23	20,000	19,700
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec. Bonds, 5.50%, 12/15/21(b)	600,000	695,646
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	135,000	142,087
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	121,000	114,950
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	25,000	25,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
GeoPark Latin American Ltd. Agencia en Chile (Chile), Sr. Sec. Gtd. Notes, 7.50%, 02/11/20(b)	$350,000	$359,215
Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	230,000	247,825
Kodiak Oil & Gas Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.50%, 01/15/21(b)	15,000	15,563
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	7,000	7,630
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	70,000	74,506
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	45,000	46,800
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	12,000	12,593
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	30,000	32,925
Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	340,000	408,475
Pertamina Persero PT (Indonesia), Sr. Unsec. Notes,
4.88%, 05/03/22(b)	200,000	214,053
6.00%, 05/03/42(b)	200,000	212,352
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes,
3.50%, 02/06/17	1,495,000	1,540,220
5.75%, 01/20/20	645,000	717,522
6.88%, 01/20/40	625,000	728,350
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	1,930,000	2,003,581
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes,
5.50%, 01/21/21	20,000	22,953
5.50%, 06/27/44	200,000	205,488
6.50%, 06/02/41	100,000	118,240
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.50%, 11/15/20	90,000	100,800
QEP Resources Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/23	25,000	26,000
Sr. Unsec. Notes, 5.38%, 10/01/22	48,000	50,400
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	25,000	25,625
5.75%, 06/01/21	110,000	117,700
SM Energy Co., Sr. Unsec. Global Notes,
6.50%, 11/15/21	125,000	135,625
6.63%, 02/15/19	110,000	118,525
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	105,000	109,987
		10,877,576

	Principal Amount	Value
Oil & Gas Refining & Marketing–0.18%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	$15,000	$15,900
CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	53,000	53,397
Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	15,000	15,675
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	95,000	100,700
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	35,000	39,244
Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	680,000	834,017
		1,058,933

Oil & Gas Storage & Transportation–1.02%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes,
4.88%, 05/15/23	25,000	24,875
5.88%, 04/15/21	66,000	70,455
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes,
5.88%, 08/01/23(b)	75,000	75,000
6.63%, 10/01/20(b)	15,000	15,788
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	132,000	151,635
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	25,000	26,063
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	820,000	789,174
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	82,000	94,197
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	150,000	176,151
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,005,000	1,241,959
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	420,000	523,191
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	40,000	41,200
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	50,000	52,000
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.50%, 07/15/23	45,000	44,100
5.50%, 02/15/23	200,000	210,750
6.25%, 06/15/22	19,000	20,425
6.50%, 08/15/21	84,000	90,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Plains All American Pipeline L.P./PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	$400,000	$423,671
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	37,000	40,237
Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	10,000	9,825
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	15,000	16,463
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	105,000	114,975
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	37,887
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	344,325
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,305,000	1,378,122
		6,013,293

Other Diversified Financial Services–1.44%
Bank of America Corp.,
Sr. Unsec. Global Notes,
3.70%, 09/01/15	700,000	739,805
4.50%, 04/01/15	40,000	42,593
6.50%, 08/01/16	10,000	11,568
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	220,000	255,958
Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	115,000	131,037
Citigroup Inc.,
Sr. Unsec. Global Notes, 6.01%, 01/15/15	2,145,000	2,329,249
Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	1,610,000	1,646,225
Citigroup, Inc., Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	26,864
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.25%, 01/10/14(b)	2,000,000	2,026,698
JPMorgan Chase & Co., Sr. Unsec. Global Notes,
5.60%, 07/15/41	825,000	1,002,046
6.30%, 04/23/19	190,000	232,728
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	75,000	77,250
		8,522,021

Packaged Foods & Meats–0.51%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	85,000	88,400

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes,
4.50%, 01/25/22(b)	$250,000	$270,211
4.88%, 06/30/20(b)	1,065,000	1,188,429
MHP S.A. (Ukraine), Sr. Unsec. Gtd. Notes, 10.25%, 04/29/15(b)	200,000	214,500
Mondelez International Inc., Sr. Unsec. Global Notes,
2.63%, 05/08/13	960,000	963,565
7.00%, 08/11/37	70,000	95,257
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	105,000	114,712
Wells Enterprises Inc, Sr. Sec. Notes, 6.75%, 02/01/20(b)	65,000	68,250
		3,003,324

Paper Packaging–0.15%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	40,000	42,800
Rock-Tenn Co., Sr. Unsec. Gtd. Notes, 4.00%, 03/01/23(b)	800,000	812,239
		855,039

Paper Products–0.18%
Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	5,000	5,306
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	20,000	21,750
International Paper Co., Sr. Unsec. Global Notes,
4.75%, 02/15/22	265,000	297,507
6.00%, 11/15/41	415,000	485,434
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	80,000	87,200
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	30,000	31,725
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	150,000	153,188
		1,082,110

Personal Products–0.22%
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	1,340,000	1,255,289
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	40,000	39,900
		1,295,189

Pharmaceuticals–0.17%
Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	1,000,000	1,012,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Railroads–0.24%
CSX Corp.,
Sr. Unsec. Global Notes, 6.15%, 05/01/37	$130,000	$160,668
Sr. Unsec. Notes, 5.50%, 04/15/41	900,000	1,040,718
Georgian Railway JSC (Georgia), Sr. Unsec. Notes, 7.75%, 07/11/22(b)	200,000	235,381
		1,436,767

Real Estate Development–0.04%
Country Garden Holdings Co Ltd. (China), Sr. Unsec. Gtd. Notes , 7.50%, 01/10/23(b)	200,000	206,895

Real Estate Services–0.01%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	28,000	30,450

Regional Banks–0.65%
Banco Internacional del Peru SAA (Peru), Sr. Unsec. Bonds, 5.75%, 10/07/20(b)	400,000	437,469
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	1,550,000	1,618,470
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	779,989
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	465,000	546,507
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	220,000	247,500
Synovus Financial Corp.,
Sr. Unsec. Global Notes, 7.88%, 02/15/19	35,000	39,725
Unsec. Sub. Global Notes, 5.13%, 06/15/17	185,000	185,000
		3,854,660

Research & Consulting Services–0.02%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	102,000	109,140

Residential REIT’s–0.36%
Essex Portfolio L.P., Unsec. Gtd. Notes, 3.63%, 08/15/22(b)	2,135,000	2,129,915

Retail REIT’s–0.52%
Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	2,115,000	2,125,224
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	610,000	647,881
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	250,000	308,160
		3,081,265

	Principal Amount	Value
Semiconductor Equipment–0.06%
Amkor Technology Inc.,
Sr. Unsec. Global Notes, 6.63%, 06/01/21	$105,000	$106,312
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	112,000	117,880
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	120,000	129,600
		353,792

Semiconductors–0.06%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	55,000	60,775
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	100,000	104,750
NXP BV / NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	204,281
		369,806

Soft Drinks–0.13%
Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	750,000	740,712

Sovereign Debt–3.90%
Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	400,000	326,489
Bolivian Government International Bond (Bolivia), Unsec. Notes, 4.88%, 10/29/22(b)	600,000	592,500
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 2.25%, 10/30/22	200,000	192,510
3.25%, 09/14/21	1,390,000	1,476,875
Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 6.13%, 01/18/41	520,000	666,900
Costa Rica Government International Bond (Costa Rica), Sr. Unsec. Notes, 4.25%, 01/26/23(b)	400,000	410,000
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Bonds, 7.50%, 05/06/21(b)	100,000	112,850
Sr. Unsec. Notes, 9.04%, 01/23/18(b)	448,121	503,239
Egypt Government International Bond (Egypt),REGS, Sr. Unsec. Euro Bonds, 6.88%, 04/30/40(b)	100,000	88,750
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/34(b)(g)	520,000	690,950
REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/34(b)(g)	90,000	119,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt—(continued)
Hungary Government International Bond (Hungary), Sr. Unsec. Global Bonds,
4.13%, 02/19/18	$300,000	$301,920
5.38%, 02/21/23	400,000	395,234
Sr. Unsec. Global Notes, 4.75%, 02/03/15	60,000	61,725
Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 6.63%, 02/17/37(b)	300,000	378,000
Unsec. Notes, 3.75%, 04/25/22(b)	300,000	311,250
Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.13%, 03/09/21(b)	200,000	239,500
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	2,150,000	2,293,110
Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	310,000	326,275
Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	300,000	377,250
Namibia International Bonds (Namibia), Sr. Unsec. Notes, 5.50%, 11/03/21	200,000	220,000
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	1,250,000	1,471,875
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	200,000	208,500
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	436,000	723,760
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 5.00%, 01/13/37	300,000	345,375
6.38%, 10/23/34	1,100,000	1,458,875
Poland Government International Bond (Poland), Sr. Unsec. Global Notes,
5.00%, 03/23/22	60,000	68,733
5.13%, 04/21/21	220,000	252,862
Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 11.75%, 10/05/15(b)	300,000	240,000
Republic of Paraguay (Paraguay), Sr. Unsec. Notes, 4.63%, 01/25/23(b)	400,000	400,000
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	200,000	197,000
Romanian Government International Bond (Romania), Sr. Unsec. Notes,
4.38%, 08/22/23(b)	230,000	228,850
6.75%, 02/07/22(b)	110,000	130,785
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds,
3.63%, 04/29/15(b)	1,700,000	1,788,196
5.00%, 04/29/20(b)	600,000	688,800

	Principal Amount	Value
Sovereign Debt—(continued)
South Africa Government International Bond (South Africa), Sr. Unsec. Global Notes, 5.88%, 05/30/22	$100,000	$118,875
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec. Notes, 6.25%, 10/04/20(b)	150,000	160,500
REGS, Euro Notes, 7.40%, 01/22/15(b)	150,000	161,250
Turkey Government International Bond (Turkey),
Sr. Unsec. Global Bonds, 5.63%, 03/30/21	150,000	174,630
Sr. Unsec. Global Notes, 6.75%, 05/30/40	100,000	126,750
Unsec. Global Notes, 5.13%, 03/25/22	200,000	225,000
6.00%, 01/14/41	200,000	233,250
Ukraine Government International Bond (Ukraine), Sr. Unsec. Notes, 6.75%, 11/14/17(b)	150,000	152,625
Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	763,519	1,067,018
Venezuela Government International Bond (Venezuela),
Sr. Unsec. Global Bonds., 9.25%, 09/15/27	840,000	858,900
REGS, Sr. Unsec. Euro Bonds, 11.75%, 10/21/26(b)	700,000	805,350
Vietnam Government International Bond (Vietnam), Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	100,000	115,356
Vnesheconcombank Via VEB Finance PLC (Russia), Sr. Unsec. Notes, 6.03%, 07/05/22(b)	200,000	226,750
Wakala Global Sukuk BHD (Malaysia), Bonds, 2.99%, 07/06/16(b)	250,000	262,935
		22,977,715

Specialized Consumer Services–0.00%
Sotheby’s, Sr. Unsec. Gtd. Notes, 5.25%, 10/01/22(b)	15,000	15,225

Specialized Finance–1.36%
Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	80,000	85,200
Aircastle Ltd., Sr. Unsec. Global Notes,
6.75%, 04/15/17	110,000	122,100
7.63%, 04/15/20	125,000	144,375
CIT Group Inc.,
Sr. Unsec. Global Notes,
5.00%, 08/15/22	65,000	69,875
5.25%, 03/15/18	90,000	97,313
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	205,000	224,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Specialized Finance–(continued)
International Lease Finance Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	$1,915,000	$2,045,459
Sr. Unsec. Global Notes, 4.88%, 04/01/15	1,050,000	1,099,087
5.75%, 05/15/16	400,000	430,600
5.88%, 04/01/19	20,000	21,494
5.88%, 08/15/22	75,000	80,531
6.25%, 05/15/19	100,000	109,719
8.75%, 03/15/17	85,000	100,459
Sr. Unsec. Notes, 8.25%, 12/15/20	155,000	189,875
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	3,140,081
Waha Aerospace B.V. (United Arab Emirates), Sr. Unsec. Gtd. Bonds, 3.93%, 07/28/20(b)	75,000	80,390
		8,041,033

Specialized REIT’s–1.64%
American Tower Corp.,
Sr. Unsec. Global Notes, 3.50%, 01/31/23	1,250,000	1,234,017
4.63%, 04/01/15	430,000	459,712
Sr. Unsec. Notes, 4.50%, 01/15/18	100,000	110,173
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,557,486
Felcor Lodging L.P., Sr. Sec. Gtd. Notes, 5.63%, 03/01/23(b)	15,000	15,225
Host Hotels & Resorts L.P.,
Sr. Unsec. Global Notes, 5.25%, 03/15/22	40,000	44,550
Sr. Unsec. Gtd. Global Notes, 6.00%, 11/01/20	70,000	77,525
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	40,000	43,400
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	20,000	22,125
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,564,144
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	1,500,000	1,504,512
4.75%, 06/01/21	50,000	55,630
		9,688,499

Specialty Chemicals–0.23%
Ashland Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/22(b)	15,000	15,337
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	63,000	62,842

	Principal Amount	Value
Specialty Chemicals–(continued)
PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	$220,000	$223,300
7.38%, 09/15/20	42,000	46,725
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	35,000	37,144
RPM International Inc., Sr. Unsec. Global Notes, 3.45%, 11/15/22	955,000	942,173
		1,327,521

Steel–1.05%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	30,000	31,086
5.00%, 02/25/17	400,000	420,065
6.13%, 06/01/18	845,000	923,544
6.75%, 02/25/22	20,000	22,110
7.25%, 03/01/41	1,280,000	1,276,891
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.25%, 11/01/19(b)	50,000	55,500
OJSC Novolipetsk Steel via Steel Funding Ltd. (Russia), Unsec. Bonds, 4.45%, 02/19/18	500,000	504,452
Samarco Mineracao S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 11/01/22(b)	600,000	585,750
Severstal OAO Via Steel Capital S.A. (Russia), Sr. Unsec. Notes, 5.90%, 10/17/22(b)	600,000	615,959
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	60,000	64,500
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Notes, 7.38%, 02/01/20	93,000	96,953
United States Steel Corp.,
Sr. Unsec. Global Notes, 7.50%, 03/15/22	160,000	166,000
Sr. Unsec. Notes, 7.00%, 02/01/18	50,000	53,250
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	730,000	775,765
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	600,000	625,094
		6,216,919

Technology Distributors–0.01%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	53,250

Tires & Rubber–0.04%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	45,000	51,525
Gajah Tunggal Tbk PT (Indonesia), Sr. Sec. Gtd. Notes, 7.75%, 02/06/18(b)	200,000	205,943
		257,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Tobacco–0.35%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	$1,845,000	$2,075,145

Trading Companies & Distributors–0.04%
Air Lease Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	77,000	76,807
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	10,000	10,825
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	37,000	40,330
United Rentals North America Inc.,
Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	5,000	5,413
Sr. Unsec. Global Notes, 8.25%, 02/01/21	65,000	73,287
		206,662

Trucking–0.22%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	120,000	131,700
9.75%, 03/15/20	15,000	17,400
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	100,000	108,500
7.38%, 01/15/21	25,000	27,656
7.50%, 10/15/18	80,000	87,800
Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	20,000	21,500
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	860,000	894,592
		1,289,148

Wireless Telecommunication Services–1.07%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,348,160
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	30,000	32,550
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	277,000	284,617
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	25,000	26,125
4.88%, 08/15/20(b)	1,835,000	2,101,075
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	200,000	200,858
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	220,000	232,100
7.88%, 09/01/18	20,000	21,625
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	35,000	36,138

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	$215,000	$218,494
6.90%, 05/01/19	77,000	84,219
Sprint Nextel Corp., Sr. Unsec. Global Notes,
6.00%, 11/15/22	45,000	45,788
11.50%, 11/15/21	15,000	20,775
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	105,000	123,244
9.00%, 11/15/18(b)	40,000	49,800
VimpelCom Holdings B.V. (Russia),
Sr. Unsec. Gtd. Notes, 5.20%, 02/13/19(b)	300,000	305,771
5.95%, 02/13/23(b)	300,000	300,275
7.50%, 03/01/22(b)	600,000	673,500
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	200,000	212,500
		6,317,614
Total U.S. Dollar Denominated Bonds and Notes (Cost $273,440,327)		291,540,008

U.S. Government Sponsored Mortgage-Backed Securities–25.19%
Collateralized Mortgage Obligations–0.36%
Fannie Mae REMICs, 0.97%, 06/25/37(d)	1,274,320	1,292,594
7.00%, 05/25/33, IO	32,186	7,678
6.00%, 07/25/33, IO	41,153	6,741
FDIC Structured Sale Gtd. Notes, 0.75%, 02/25/48 (Acquired 03/05/10; Cost $8744,817)(b)(d)	744,817	746,736
Freddie Mac REMICS, Pass Through Ctfs. , 5.00%, 11/15/17	45,154	45,872
		2,099,621

Federal Home Loan Mortgage Corp. (FHLMC)–15.14%
Pass Through Ctfs., 6.00%, 08/01/14 to 02/01/34	820,910	914,076
5.50%, 05/01/16 to 07/01/40	9,819,821	10,840,331
6.50%, 05/01/16 to 09/01/36	1,847,237	2,113,585
7.00%, 06/01/16 to 10/01/34	2,942,533	3,435,759
7.50%, 04/01/17 to 05/01/35	1,283,334	1,569,891
3.50%, 08/01/26	2,788,511	3,002,987
8.50%, 08/01/31	119,038	149,195
8.00%, 08/01/32	99,844	123,547
5.00%, 07/01/34 to 06/01/40	10,958,439	12,040,776
4.50%, 06/01/41	7,216,728	7,760,923
Pass Through Ctfs., ARM 2.86%, 12/01/36(d)	307,155	328,267
3.10%, 02/01/37(d)	92,576	98,916
2.93%, 05/01/37(d)	559,224	595,584
Pass Through Ctfs., TBA 2.50%, 03/01/28(h)	10,000,000	10,359,375
3.50%, 03/01/43(h)	14,500,000	15,268,046
4.00%, 03/01/43(h)	19,500,000	20,715,702
		89,316,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–8.78%
Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/37	$1,672,578	$2,028,922
7.00%, 12/01/15 to 02/01/34	1,426,808	1,652,519
6.50%, 05/01/16 to 01/01/37	596,166	681,792
6.00%, 05/01/17 to 10/01/39	351,613	387,088
5.00%, 03/01/18 to 12/01/39	3,459,526	3,799,001
5.50%, 11/01/18 to 06/01/40	4,964,175	5,440,583
8.00%, 08/01/21 to 04/01/33	234,141	286,098
9.50%, 04/01/30	53,885	64,894
8.50%, 10/01/32	185,718	232,232
Pass Through Ctfs., ARM 2.34%, 05/01/35(d)	878,155	933,219
2.53%, 01/01/37(d)	403,748	428,571
2.81%, 03/01/38(d)	209,731	223,067
Pass Through Ctfs., TBA 2.50%, 03/01/28(h)	4,500,000	4,675,078
3.00%, 03/01/28 to 03/01/43(h)	16,500,000	17,147,969
4.00%, 03/01/43(h)	12,960,000	13,814,550
		51,795,583

Government National Mortgage Association (GNMA)–0.91%
Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	58,250	67,495
9.00%, 09/15/24 to 10/15/24	24,080	24,349
8.50%, 02/15/25	7,708	7,844
8.00%, 08/15/25 to 09/15/26	99,945	116,840
6.56%, 01/15/27	172,351	202,014
7.00%, 04/15/28 to 09/15/32	499,687	593,872
6.00%, 11/15/28 to 02/15/33	179,204	205,112
6.50%, 01/15/29 to 09/15/34	361,370	425,995
5.50%, 06/15/35	293,526	323,526
5.00%, 07/15/35 to 08/15/35	76,926	84,406
Pass Through Ctfs., ARM 2.00%, 01/20/25 to 05/20/25(d)	99,883	103,920
3.00%, 06/20/25(d)	11,409	11,931
Pass Through Ctfs., TBA 3.50%, 03/01/43(b)	3,000,000	3,215,625
		5,382,929
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $145,606,396)		148,595,093

Asset-Backed Securities–12.58%
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, 4.00%, 05/08/17	3,135,000	3,325,956
Banc of America Mortgage Securities Inc., Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.10%, 01/25/36(d)	792,539	707,525
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.37%, 08/25/33(d)	844,142	845,241

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	$1,405,000	$1,493,137
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,675,000	2,871,227
Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(d)	44,875	48,136
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(d)	2,948,000	3,299,648
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(d)	22,358	23,260
Series 2006-T24, Class A3, Pass Through Ctfs., 5.53%, 10/12/41	548,126	555,718
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	3,040,000	3,476,773
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, Variable Rate Pass Through Ctfs., 5.74%, 03/15/49(d)	625,000	706,908
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.46%, 08/25/34(d)	2,644,849	2,627,155
Commercial Mortgage Trust, Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.70%, 07/16/34(b)(d)	66	66
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.88%, 06/25/33(d)	178,442	172,212
Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	67,662	67,454
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	1,430,395	1,335,399
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(d)	933,327	945,577
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $446,396)(b)	433,394	461,294
Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.85%, 09/15/15(d)	1,175,000	1,175,267
First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	494,999	502,747
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	578,803	506,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Fontainebleau Miami Beach Trust, Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(b)	$3,000,000	$3,154,482
GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	70,000	70,385
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	2,760,000	2,953,229
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	1,500,000	1,627,287
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.65%, 06/20/35(d)	53,608	48,059
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	900,000	1,020,744
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	780,000	827,285
Series 2006-C1, Class A4, Pass Through Ctfs., 5.16%, 02/15/31	845,000	933,664
Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	341,909
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	832,757	841,889
Morgan Stanley Capital I,
Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	1,987	1,987
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(d)	35,000	38,351
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	2,638,000	2,862,543
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(d)	2,615,000	2,796,566
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.74%, 08/25/31(d)	374,462	246,006
RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 08/16/14(b)(d)	3,600,000	3,727,472
Santander Drive Auto Receivables Trust,
Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,545,000	1,625,594
Series 2012-6, Class A2, Pass Through Ctfs., 0.47%, 09/15/15	2,300,000	2,300,690

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, Floating Rate Pass Through Ctfs., 2.87%, 01/25/42(d)	$1,325,889	$1,366,532
Series 2012-2, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/42(d)	2,173,035	2,259,850
Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/43(d)	3,205,000	3,210,622
Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.74%, 05/25/35(d)	41,645	37,482
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 5.11%, 04/25/47(d)	1,095,450	740,245
Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.94%, 11/25/33(d)	39,092	37,808
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	862,203	758,752
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	3,670,000	3,952,836
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(d)	1,337,418	1,468,319
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(d)	1,515,000	1,624,538
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(d)	1,680,000	1,861,009
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.46%, 08/25/33(d)	1,905,822	1,970,430
Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.49%, 09/25/35(d)	525,000	494,764
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.61%, 07/25/34(d)	1,636,078	1,667,181
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)	2,142,519	2,186,455
Total Asset-Backed Securities (Cost $66,058,463)		74,201,742

U.S. Treasury Securities–10.26%
U.S. Treasury Bills–0.02%
0.18%, 11/14/13(i)(j)	100,000	99,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Core Plus Bond Fund

	Principal Amount	Value
U.S. Treasury Notes–8.37%
1.88%, 02/28/14	$8,010,000	$8,145,573
2.25%, 05/31/14	19,595,000	20,095,305
2.63%, 07/31/14	4,300,000	4,447,453
2.38%, 10/31/14	1,875,000	1,942,249
2.13%, 11/30/14	625,000	645,759
2.63%, 12/31/14	2,000,000	2,087,688
1.25%, 08/31/15	350,000	358,291
2.00%, 04/30/16	1,000,000	1,050,590
1.00%, 10/31/16	3,000,000	3,056,663
0.88%, 04/30/17	1,700,000	1,719,832
2.75%, 05/31/17	4,000,000	4,361,065
3.63%, 08/15/19	100,000	115,845
2.00%, 11/15/21	1,250,000	1,285,608
3.88%, 08/15/40	50,000	58,169
		49,370,090

U.S. Treasury Bonds–1.87%
6.25%, 05/15/30	2,000,000	3,020,450
3.50%, 02/15/39	940,000	1,028,202
4.25%, 05/15/39	20,000	24,715
3.13%, 02/15/42	4,350,000	4,393,865
2.75%, 08/15/42	850,000	792,156
4.50%, 08/15/39	1,405,000	1,803,828
		11,063,216
Total U.S. Treasury Securities (Cost $58,651,960)		60,533,216

U.S. Government Sponsored Agency Securities–0.83%
Federal Home Loan Mortgage Corp. (FHLMC)–0.83%
Sr. Unsec. Global Notes, 5.50%, 08/23/17	2,740,000	3,309,469
6.25%, 07/15/32	1,080,000	1,570,919
Total U.S. Government Sponsored Agency Securities (Cost $4,261,654)		4,880,388

	Shares
Preferred Stocks–0.68%
Consumer Finance–0.00%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	4	3,892

Diversified Banks–0.38%
CoBank ACB, Series F, 6.25% Pfd.(b)	20,000	2,135,000
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	3,910	97,828
		2,232,828

Multi-Line Insurance–0.02%
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	4,070	120,432

Office REIT’s–0.00%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	200	5,384

	Shares		Value
Regional Banks–0.14%
PNC Financial Services Group Inc., Series P, 6.13% Pfd.		27,000	$747,900
Zions Bancorp., Series C, 9.50% Pfd.		2,440	63,074
			810,974

Reinsurance–0.14%
Reinsurance Group of America, Inc., Unsec. Sub. 6.20% Variable Rate Pfd.		30,000	813,900

Tires & Rubber–0.00%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		165	7,481
Total Preferred Stocks (Cost $3,694,813)			3,994,891

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.46%(l)
Broadcasting–0.02%
Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	138,067

Casinos & Gaming–0.03%
Codere Finance Luxembourg S.A. (Spain), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	100,000	103,795
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	75,000	76,375
			180,170

Construction Materials–0.01%
Cemex Finance Europe B.V. (Mexico), Sr. Unsec. Gtd. Euro Notes, 4.75%, 03/05/14	EUR	50,000	66,488

Distillers & Vintners–0.01%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)	EUR	100,000	89,107

Diversified Banks–0.03%
Export-Import Bank of Korea (South Korea), Sr. Unsec. Notes, 4.00%, 11/26/15(b)	PHP	3,300,000	85,488
Itau Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	150,000	82,449
			167,937

Electric Utilities–0.04%
RusHydro JSC via RusHydro Finance Ltd. (Russia), Sr. Unsec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	8,000,000	261,185

Food Distributors–0.03%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	155,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Core Plus Bond Fund

	Principal Amount		Value
Health Care Technology–0.01%
Cegedim S.A. (France), Sr. Unsec. Euro Bonds, 7.00%, 07/27/15	EUR	50,000	$68,952

Independent Power Producers & Energy Traders–0.03%
Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	151,680

Investment Banking & Brokerage–0.03%
Morgan Stanley, Sr. Unsec. Notes, 10.09%, 05/03/17(b)	BRL	340,000	183,447

Investment Companies—Exchange Traded Funds–0.02%
Boparan Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	100,000	146,554

Leisure Facilities–0.02%
Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	128,602

Other Diversified Financial Services–0.06%
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	167,417
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	167,606
			335,023

Sovereign Debt–0.12%
Mexican Bonos (Mexico), Series M, Bonds, 8.00%, 06/11/20	MXN	2,000,000	187,530
Series M10, Bonds, 7.75%, 12/14/17	MXN	350,000	31,029
Series M20, Bonds, 10.00%, 12/05/24	MXN	1,300,000	145,518

	Principal Amount		Value
Sovereign Debt–(continued)
Peruvian Government International Bond (Peru), Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN	210,000	$102,380
Republic of Costa Rica (Costa Rica), Unsec. Bonds, 11.50%, 12/21/22(b)	CRC	90,000,000	220,311
			686,768
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,775,316)			2,759,073

Municipal Obligations–0.22%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57		500,000	604,165
Series 2010, Build America RB, 6.66%, 04/01/57		550,000	657,338
Total Municipal Obligations (Cost $1,050,000)			1,261,503

	Shares

Common Stocks–0.00%
Paper Products–0.00%
NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $34,248)(b)(k)		160	13,600

Money Market Funds–14.86%
Liquid Assets Portfolio– Institutional Class(m)		43,841,644	43,841,644
Premier Portfolio–Institutional Class(m)		43,841,644	43,841,644
Total Money Market Funds (Cost $87,683,288)			87,683,288
TOTAL INVESTMENTS–114.50% (Cost $643,256,465)			675,462,802
OTHER ASSETS LESS LIABILITIES–(14.50)%			(85,527,410)
NET ASSETS–100.00%			$589,935,392

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
BRL	– Brazilian Real
CAD	– Canadian Dollar
Conv.	– Convertible
CRC	– Costa Rican Colón
Ctfs.	– Certificates
Deb.	– Debentures
Disc.	– Discounted
EUR	– Euro
Gtd.	- Guaranteed
GBP	– Great British Pound
Jr.	– Junior
MXN	– Mexican Peso
PEN	– Peru Nuevo Sol

Pfd.	– Preferred
PHP	– Philippine Peso
PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
REMICS	– Real Estate Mortgage Investment Conduits
RUB	– Russian Rouble
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $116,599,450, which represented 19.76% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at February 28, 2013 represented 0.02% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(e)	Perpetual bond with no specified maturity date.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(k)	Non-income producing security.
(l)	Foreign denominated security. Principal amount is denominated in currency indicated.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets as of February 28, 2013

U.S. Dollar Denominated Bonds and Notes	49.4%
U.S. Government Sponsored Mortgage-Backed Securities	25.2
Asset-Backed Securities	12.6
U.S. Treasury Securities	10.2
U.S. Government Sponsored Agency Securities	0.8
Preferred Stocks	0.7
Non-U.S. Dollar Denominated Bonds & Notes	0.5
Municipal Obligations	0.2
Common Stocks	0.0
Money Market Funds Plus Other Assets Less Liabilities	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $555,573,177)	$587,779,514
Investments in affiliated money market funds, at value and cost	87,683,288
Total investments, at value (Cost $643,256,465)	675,462,802
Cash	6,914
Foreign currencies, at value (Cost $41,552)	41,948
Receivable for:
Investments sold	316,701
Fund shares sold	1,661,067
Dividends and interest	4,784,636
Foreign currency contracts outstanding	26,032
Principal paydowns	1,304
Premiums paid on swap agreements	370,103
Investment for trustee deferred compensation and retirement plans	45,473
Other assets	45,290
Total assets	682,762,270

Liabilities:
Payable for:
Investments purchased	91,176,420
Fund shares reacquired	683,630
Dividends	157,126
Variation margin	6,594
Accrued fees to affiliates	178,941
Accrued trustees’ and officers’ fees and benefits	3,574
Accrued other operating expenses	149,126
Trustee deferred compensation and retirement plans	97,964
Unrealized depreciation on swap agreements	373,503
Total liabilities	92,826,878
Net assets applicable to shares outstanding	$589,935,392

Net assets consist of:
Shares of beneficial interest	$646,778,163
Undistributed net investment income	(1,766,972)
Undistributed net realized gain (loss)	(86,934,714)
Unrealized appreciation	31,858,915
$589,935,392

Net Assets:
Class A	$337,523,479
Class B	$21,031,987
Class C	$41,343,258
Class R	$3,534,011
Class Y	$5,908,387
Class R5	$3,186,457
Class R6	$177,407,813

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	30,856,955
Class B	1,923,187
Class C	3,780,725
Class R	323,178
Class Y	539,929
Class R5	291,420
Class R6	16,229,428
Class A:
Net asset value per share	$10.94
Maximum offering price per share
(Net asset value of $10.94 ÷ 95.75%)	$11.43
Class B:
Net asset value and offering price per share	$10.94
Class C:
Net asset value and offering price per share	$10.94
Class R:
Net asset value and offering price per share	$10.94
Class Y:
Net asset value and offering price per share	$10.94
Class R5:
Net asset value and offering price per share	$10.93
Class R6:
Net asset value and offering price per share	$10.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Interest	$9,601,244
Dividends (net of foreign withholding taxes of $ 35)	86,701
Dividends from affiliated money market funds	52,030
Total investment income	9,739,975

Expenses:
Advisory fees	1,255,176
Administrative services fees	79,134
Custodian fees	17,023
Distribution fees:
Class A	396,515
Class B	109,715
Class C	196,828
Class R	8,359
Transfer agent fees — A, B, C, R and Y	383,285
Transfer agent fees — R5	1,054
Transfer agent fees — R6	74
Trustees’ and officers’ fees and benefits	17,939
Other	132,907
Total expenses	2,598,009
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(539,161)
Net expenses	2,058,848
Net investment income	7,681,127

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,555,942
Foreign currencies	7,249
Foreign currency contracts	(54,685)
Futures contracts	(146,836)
Swap agreements	(408,093)
953,577
Change in net unrealized appreciation (depreciation) of:
Investment securities	(690,052)
Foreign currencies	(775)
Foreign currency contracts	33,292
Futures contracts	145,994
Swap agreements	(37,076)
(548,617)
Net realized and unrealized gain	404,960
Net increase in net assets resulting from operations	$8,086,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income	$7,681,127	$16,609,289
Net realized gain	953,577	11,951,519
Change in net unrealized appreciation (depreciation)	(548,617)	8,386,426
Net increase in net assets resulting from operations	8,086,087	36,947,234

Distributions to shareholders from net investment income:
Class A	(4,993,593)	(10,466,088)
Class B	(263,381)	(808,278)
Class C	(471,569)	(1,160,409)
Class R	(48,600)	(104,533)
Class Y	(105,628)	(238,402)
Class R5	(455,122)	(7,232,345)
Class R6	(2,504,674)	—
Total distributions from net investment income	(8,842,567)	(20,010,055)

Distributions to shareholders from net realized gains:
Class A	—	(418,836)
Class B	—	(43,158)
Class C	—	(58,620)
Class R	—	(4,312)
Class Y	—	(9,454)
Class R5	—	(289,097)
Total distributions from net realized gains	—	(823,477)

Share transactions-net:
Class A	42,679,221	61,184,360
Class B	(1,414,452)	(2,679,847)
Class C	3,446,502	3,325,390
Class R	224,300	918,843
Class Y	173,237	341,572
Class R5	(166,716,949)	(2,421,580)
Class R6	178,032,783	—
Net increase in net assets resulting from share transactions	56,424,642	60,668,738
Net increase in net assets	55,668,162	76,782,440

Net assets:
Beginning of period	534,267,230	457,484,790
End of period (includes undistributed net investment income of $(1,766,972) and $(605,532), respectively)	$589,935,392	$534,267,230

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

29                         Invesco Core Plus Bond Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

30                         Invesco Core Plus Bond Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

31                         Invesco Core Plus Bond Fund

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain

32                         Invesco Core Plus Bond Fund

(loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

N.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
O.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.45%
Next $500 million	0.425%
Next $1.5 billion	0.40%
Next $2.5 billion	0.375%
Over $5 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees of $154,748 and reimbursed Class specific expenses of $312,757, $21,635, $38,813, $3,296, $6,122, $1,054 and $74 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts

33                         Invesco Core Plus Bond Fund

not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $92,157 in front-end sales commissions from the sale of Class A shares and $2,415, $11,829 and $2,969 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$89,539,287	$2,152,492	$—	$91,691,779
U.S. Treasury Securities	—	60,533,216	—	60,533,216
U.S. Government Sponsored Securities	—	153,475,481	—	153,475,481
Corporate Debt Securities	—	268,562,293	0	268,562,293
Asset-Backed Securities	—	74,201,742	—	74,201,742
Municipal Obligations	—	1,261,503	—	1,261,503
Foreign Securities Debt	—	2,759,073	—	2,759,073
Foreign Sovereign Debt	—	22,977,715	—	22,977,715
	$89,539,287	$585,923,515	$0	$675,462,802
Foreign Currency Contracts*	—	26,032	—	26,032
Futures*	397	—	—	397
Swap Agreements*	—	(373,503)	—	(373,503)
Total Investments	$89,539,684	$585,576,044	$—	$675,115,728

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk
Swap agreements(a)	$—	$(373,503)
Currency risk
Foreign currency contracts(b)	26,032	—
Interest rate risk
Futures contracts(c)	477	(80)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Unrealized depreciation on swap agreements.
(b)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.
(c)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin payable is reported within the Statement of Assets and Liabilities.

34                         Invesco Core Plus Bond Fund

Effect of Derivative Investments for the six months ended February 28, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$—	$—	$(408,093)
Currency risk	—	(54,685)	—
Interest rate risk	(146,836)	—	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$—	$(37,076)
Currency risk	—	33,292	—
Interest rate risk	145,994	—	—
Total	$(842)	$(21,393)	$(445,169)

*	The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $8,121,930, $705,691 and $8,250,000, respectively.

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
05/08/13	RBC Dain Rauscher	EUR	551,000	USD	745,834	$719,802	$26,032

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Notes	4	June-2013	$495,938	$477

Short Contracts
U.S. 10 Year Treasury Notes	51	June-2013	$(6,708,891)	$(80)
Total				$397

Open Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.99%	$5,500,000	$370,103	$(373,503)

(a)	Implied credit spreads represent the current level as of February 28, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $662.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

35                         Invesco Core Plus Bond Fund

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2015	$4,121,893	$—	$4,121,893
August 31, 2016	83,710,107	—	83,710,107
Total capital loss carryforward	$87,832,000	$—	$87,832,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Core Bond Fund and Invesco Van Kampen Core Plus Fixed Income Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $598,363,895 and $552,004,215, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,581,352 and $10,799,938, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$32,896,073
Aggregate unrealized (depreciation) of investment securities	(1,596,630)
Net unrealized appreciation of investment securities	$31,299,443

Cost of investments for tax purposes is $644,163,359.

36                         Invesco Core Plus Bond Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	6,447,855	$70,799,825	9,948,952	$106,394,842
Class B	198,124	2,176,938	484,939	5,170,584
Class C	825,022	9,056,223	1,374,205	14,701,103
Class R	51,145	561,405	128,962	1,380,248
Class Y	306,256	3,372,895	65,961	707,807
Class R5	189,004	2,025,262	1,896,102	20,306,223
Class R6 (b)	16,110,157	176,725,698	—	—

Issued as reinvestment of dividends:
Class A	391,144	4,293,364	894,234	9,577,150
Class B	20,057	220,183	66,220	707,879
Class C	36,415	399,708	98,725	1,056,143
Class R	4,396	48,255	10,094	108,082
Class Y	2,254	24,760	5,812	62,515
Class R5	4,744	52,077	703,096	7,518,852
Class R6	228,389	2,504,674	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	147,991	1,624,449	368,284	3,989,575
Class B	(148,014)	(1,624,449)	(369,811)	(3,989,575)

Reacquired:
Class A	(3,102,548)	(34,038,417)	(5,503,380)	(58,777,207)
Class B	(199,379)	(2,187,124)	(431,301)	(4,568,735)
Class C	(548,096)	(6,009,429)	(1,164,354)	(12,431,856)
Class R	(35,075)	(385,360)	(53,449)	(569,487)
Class Y	(293,830)	(3,224,418)	(40,125)	(428,750)
Class R5	(15,386,849)	(168,794,288)	(2,841,591)	(30,246,655)
Class R6	(109,118)	(1,197,589)	—	—
Net increase in share activity	5,140,044	$56,424,642	5,641,575	$60,668,738

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 30% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Commencement date of September 24, 2012.

37                         Invesco Core Plus Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/13	$10.95	$0.15	$0.01	$0.16	$(0.17)	$—	$(0.17)	$10.94	1.48%	$337,523	0.73	%(d)	0.99	%(d)	2.74	%(d)	99%
Year ended 08/31/12	10.60	0.37	0.44	0.81	(0.44)	(0.02)	(0.46)	10.95	7.86	295,311	0.74		1.01		3.44		297
Year ended 08/31/11	10.75	0.35	(0.03)	0.32	(0.32)	(0.15)	(0.47)	10.60	3.10	225,417	0.75		1.20		3.27		138
Year ended 08/31/10	10.29	0.37	0.65	1.02	(0.49)	(0.07)	(0.56)	10.75	10.26	7,219	0.87		5.61		3.55		78
Year ended 08/31/09(e)	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.58	2,882	0.84	(f)	12.89	(f)	3.47	(f)	43
Class B
Six months ended 02/28/13	10.95	0.11	0.01	0.12	(0.13)	—	(0.13)	10.94	1.10	21,032	1.48	(d)	1.74	(d)	1.99	(d)	99
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.36)	(0.02)	(0.38)	10.95	7.06	22,465	1.49		1.76		2.69		297
Year ended 08/31/11	10.74	0.27	(0.02)	0.25	(0.24)	(0.15)	(0.39)	10.60	2.43	24,401	1.50		1.95		2.52		138
Year ended 08/31/10	10.29	0.29	0.64	0.93	(0.41)	(0.07)	(0.48)	10.74	9.34	954	1.62		6.36		2.80		78
Year ended 08/31/09(e)	10.00	0.07	0.27	0.34	(0.05)	—	(0.05)	10.29	3.39	205	1.59	(f)	13.64	(f)	2.72	(f)	43
Class C
Six months ended 02/28/13	10.94	0.11	0.02	0.13	(0.13)	—	(0.13)	10.94	1.20	41,343	1.48	(d)	1.74	(d)	1.99	(d)	99
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.37)	(0.02)	(0.39)	10.94	6.96	37,950	1.49		1.76		2.69		297
Year ended 08/31/11	10.74	0.27	(0.02)	0.25	(0.24)	(0.15)	(0.39)	10.60	2.43	33,476	1.50		1.95		2.52		138
Year ended 08/31/10	10.29	0.29	0.64	0.93	(0.41)	(0.07)	(0.48)	10.74	9.34	844	1.62		6.36		2.80		78
Year ended 08/31/09(e)	10.00	0.07	0.27	0.34	(0.05)	—	(0.05)	10.29	3.39	223	1.59	(f)	13.64	(f)	2.72	(f)	43
Class R
Six months ended 02/28/13	10.95	0.14	0.01	0.15	(0.16)	—	(0.16)	10.94	1.36	3,534	0.98	(d)	1.24	(d)	2.49	(d)	99
Year ended 08/31/12	10.60	0.34	0.44	0.78	(0.41)	(0.02)	(0.43)	10.95	7.59	3,313	0.99		1.26		3.19		297
Year ended 08/31/11	10.74	0.32	(0.02)	0.30	(0.29)	(0.15)	(0.44)	10.60	2.94	2,301	1.00		1.45		3.02		138
Year ended 08/31/10	10.29	0.34	0.64	0.98	(0.46)	(0.07)	(0.53)	10.74	9.88	153	1.12		5.86		3.30		78
Year ended 08/31/09(e)	10.00	0.08	0.27	0.35	(0.06)	—	(0.06)	10.29	3.51	105	1.09	(f)	13.14	(f)	3.22	(f)	43
Class Y
Six months ended 02/28/13	10.95	0.16	0.02	0.18	(0.19)	—	(0.19)	10.94	1.61	5,908	0.48	(d)	0.74	(d)	2.99	(d)	99
Year ended 08/31/12	10.60	0.39	0.45	0.84	(0.47)	(0.02)	(0.49)	10.95	8.12	5,753	0.49		0.76		3.69		297
Year ended 08/31/11	10.74	0.37	(0.01)	0.36	(0.35)	(0.15)	(0.50)	10.60	3.46	5,234	0.50		0.95		3.52		138
Year ended 08/31/10	10.29	0.40	0.63	1.03	(0.51)	(0.07)	(0.58)	10.74	10.43	144	0.62		5.36		3.80		78
Year ended 08/31/09(e)	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.64	126	0.59	(f)	12.64	(f)	3.72	(f)	43
Class R5
Six months ended 02/28/13	10.94	0.16	0.02	0.18	(0.19)	—	(0.19)	10.93	1.61	3,186	0.48	(d)	0.55	(d)	2.99	(d)	99
Year ended 08/31/12	10.60	0.39	0.44	0.83	(0.47)	(0.02)	(0.49)	10.94	8.03	169,474	0.49		0.56		3.69		297
Year ended 08/31/11	10.74	0.37	(0.01)	0.36	(0.35)	(0.15)	(0.50)	10.60	3.46	166,656	0.50		0.66		3.52		138
Year ended 08/31/10	10.29	0.40	0.64	1.04	(0.52)	(0.07)	(0.59)	10.74	10.43	115	0.62		5.29		3.80		78
Year ended 08/31/09(e)	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.64	104	0.59	(f)	12.68	(f)	3.72	(f)	43
Class R6
Six months ended 02/28/13(e)	10.97	0.14	(0.02)	0.12	(0.16)	—	(0.16)	10.93	1.10	177,408	0.48	(d)(f)	0.50	(d)(f)	2.99	(d)(f)	99

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $390,261,951 and sold of $29,803,473 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Core Bond Fund and Invesco Van Kampen Core Plus Fixed Income Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $319,841, $22,125, $39,692, $3,371, $6,261, $25,485 and $171,125 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of June 3, 2009 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

38                         Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[3]
A	$1,000.00	$1,014.80	$3.65	$1,021.17	$3.66	0.73%
B	1,000.00	1,011.00	7.38	1,017.46	7.40	1.48
C	1,000.00	1,012.00	7.38	1,017.46	7.40	1.48
R	1,000.00	1,013.60	4.89	1,019.93	4.91	0.98
Y	1,000.00	1,016.10	2.40	1,022.41	2.41	0.48
R5	1,000.00	1,016.10	2.40	1,022.41	2.41	0.48
R6	1,000.00	1,011.00	2.09	1,022.41	2.41	0.48

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012, through February 28, 2013 (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 158 (as of close of business September 24, 2012 through February 28, 2013)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

39                         Invesco Core Plus Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 CPB-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco Equally-Weighted S&P 500 Fund

Nasdaq:

A: VADAX ¡ B: VADBX ¡ C: VADCX ¡ R: VADRX ¡ Y: VADDX ¡ R6: VADFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.27%
Class B Shares	12.84
Class C Shares	12.85
Class R Shares	13.11
Class Y Shares	13.41
Class R6 Shares*	13.42
S&P 500 Index‚ (Broad Market Index)	8.95
S&P 500 Equal Weight Index‚ (Style-Specific Index)	13.61
Lipper Multi-Cap Core Funds Index■ (Peer Group Index)	11.38

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

*	Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.

The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns
As of 2/28/13, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	7.08%
10 Years	9.89
5 Years	6.03
1 Year	8.31

Class B Shares
Inception (12/1/87)	10.72%
10 Years	9.85
5 Years	6.11
1 Year	8.73

Class C Shares
Inception (7/28/97)	6.68%
10 Years	9.70
5 Years	6.44
1 Year	12.76

Class R Shares
Inception (3/31/08)	7.39%
1 Year	14.31

Class Y Shares
Inception (7/28/97)	7.73%
10 Years	10.79
5 Years	7.50
1 Year	14.88

Class R6 Shares
10 Years	10.53%
5 Years	7.26
1 Year	14.76

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	6.64%
10 Years	8.56
5 Years	2.80
1 Year	10.53

Class B Shares
Inception (12/1/87)	10.47%
10 Years	8.52
5 Years	2.87
1 Year	11.10

Class C Shares
Inception (7/28/97)	6.25%
10 Years	8.38
5 Years	3.20
1 Year	15.08

Class R Shares
Inception (3/31/08)	5.99%
1 Year	16.67

Class Y Shares
Inception (7/28/97)	7.29%
10 Years	9.45
5 Years	4.23
1 Year	17.25

Class R6 Shares
10 Years	9.19%
5 Years	3.99
1 Year	17.08

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R6 shares was 0.60%, 1.35%, 1.35%, 0.85%, 0.35% and 0.22%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                Invesco Equally-Weighted S&P 500 Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.46%
Advertising–0.42%
Interpublic Group of Cos., Inc. (The)	225,735	$2,884,894
Omnicom Group Inc.	50,010	2,877,075
		5,761,969

Aerospace & Defense–2.08%
Boeing Co. (The)	33,240	2,556,156
General Dynamics Corp.	36,456	2,477,914
Honeywell International Inc.	39,974	2,802,177
L-3 Communications Holdings, Inc.	32,684	2,492,809
Lockheed Martin Corp.	27,658	2,433,904
Northrop Grumman Corp.	36,833	2,419,191
Precision Castparts Corp.	13,357	2,492,283
Raytheon Co.	42,798	2,335,487
Rockwell Collins, Inc.	43,633	2,622,779
Textron Inc.	101,422	2,926,025
United Technologies Corp.	30,763	2,785,590
		28,344,315

Agricultural Products–0.21%
Archer-Daniels-Midland Co.	90,827	2,893,748

Air Freight & Logistics–0.77%
C.H. Robinson Worldwide, Inc.	39,987	2,280,059
Expeditors International of Washington, Inc.	64,377	2,501,046
FedEx Corp.	27,311	2,879,399
United Parcel Service, Inc.–Class B	33,774	2,791,421
		10,451,925

Airlines–0.21%
Southwest Airlines Co.	241,463	2,825,117

Aluminum–0.18%
Alcoa Inc.	281,523	2,398,576

Apparel Retail–1.11%
Abercrombie & Fitch Co.–Class A	52,597	2,452,598
Gap, Inc. (The)	78,235	2,575,496
Limited Brands, Inc.	48,800	2,221,376
Ross Stores, Inc.	46,267	2,681,635
TJX Cos., Inc. (The)	57,744	2,596,748
Urban Outfitters, Inc.(b)	63,743	2,582,867
		15,110,720

Apparel, Accessories & Luxury Goods–0.99%
Coach, Inc.	43,128	2,084,376
Fossil, Inc.(b)	27,136	2,788,767
PVH Corp.	25,177	3,067,817
Ralph Lauren Corp.	16,393	2,843,694
VF Corp.	16,604	2,677,561
		13,462,215

	Shares	Value
Application Software–0.96%
Adobe Systems Inc.(b)	65,473	$2,573,089
Autodesk, Inc.(b)	71,902	2,640,241
Citrix Systems, Inc.(b)	37,841	2,682,927
Intuit Inc.	40,885	2,636,265
Salesforce.com, Inc.(b)	14,750	2,495,995
		13,028,517

Asset Management & Custody Banks–1.84%
Ameriprise Financial, Inc.	40,190	2,758,240
Bank of New York Mellon Corp. (The)	99,535	2,701,380
BlackRock, Inc.	12,208	2,926,868
Franklin Resources, Inc.	19,375	2,736,719
Invesco Ltd.(c)	96,642	2,589,039
Legg Mason, Inc.	98,106	2,796,021
Northern Trust Corp.	52,217	2,776,378
State Street Corp.	54,136	3,063,556
T. Rowe Price Group Inc.	38,456	2,737,682
		25,085,883

Auto Parts & Equipment–0.62%
BorgWarner, Inc.(b)	37,016	2,754,361
Delphi Automotive PLC (United Kingdom)(b)	71,818	3,005,583
Johnson Controls, Inc.	87,252	2,745,820
		8,505,764

Automobile Manufacturers–0.21%
Ford Motor Co.	221,668	2,795,233

Automotive Retail–0.80%
AutoNation, Inc.(b)(d)	64,042	2,803,118
AutoZone, Inc.(b)	6,878	2,614,672
CarMax, Inc.(b)	70,159	2,694,807
O’Reilly Automotive, Inc.(b)	27,497	2,797,545
		10,910,142

Biotechnology–0.99%
Alexion Pharmaceuticals, Inc.(b)	26,343	2,284,992
Amgen Inc.	27,583	2,521,362
Biogen Idec Inc.(b)	16,267	2,705,853
Celgene Corp.(b)	31,003	3,198,889
Gilead Sciences, Inc.(b)	66,293	2,831,374
		13,542,470

Brewers–0.19%
Molson Coors Brewing Co.–Class B	57,167	2,527,353

Broadcasting–0.64%
CBS Corp.–Class B	70,642	3,065,156
Discovery Communications, Inc.–Class A(b)	40,448	2,966,052
Scripps Networks Interactive–Class A	42,392	2,672,816
		8,704,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Building Products–0.22%
Masco Corp.	152,636	$2,939,769

Cable & Satellite–0.71%
Cablevision Systems Corp.–Class A	170,159	2,380,524
Comcast Corp.–Class A	67,355	2,680,056
DIRECTV(b)	49,387	2,378,972
Time Warner Cable Inc.	26,155	2,259,530
		9,699,082

Casinos & Gaming–0.39%
International Game Technology	170,513	2,717,977
Wynn Resorts Ltd.	21,630	2,528,547
		5,246,524

Coal & Consumable Fuels–0.31%
CONSOL Energy Inc.	73,011	2,347,304
Peabody Energy Corp.	88,891	1,916,490
		4,263,794

Commodity Chemicals–0.20%
LyondellBasell Industries N.V.–Class A	45,742	2,681,396

Communications Equipment–1.36%
Cisco Systems, Inc.	123,892	2,583,148
F5 Networks, Inc.(b)	27,214	2,569,818
Harris Corp.	51,079	2,455,368
JDS Uniphase Corp.(b)	195,589	2,769,540
Juniper Networks, Inc.(b)	125,599	2,597,387
Motorola Solutions, Inc.	45,522	2,831,924
QUALCOMM, Inc.	41,124	2,698,968
		18,506,153

Computer & Electronics Retail–0.41%
Best Buy Co., Inc.	204,191	3,350,774
GameStop Corp.–Class A(d)	89,440	2,241,367
		5,592,141

Computer Hardware–0.65%
Apple Inc.	4,834	2,133,727
Dell Inc.	235,907	3,290,903
Hewlett-Packard Co.	166,813	3,359,614
		8,784,244

Computer Storage & Peripherals–1.00%
EMC Corp.(b)	99,535	2,290,300
NetApp, Inc.(b)	74,582	2,523,109
SanDisk Corp.(b)	57,663	2,905,639
Seagate Technology PLC	88,987	2,861,822
Western Digital Corp.	65,126	3,071,342
		13,652,212

Construction & Engineering–0.60%
Fluor Corp.	43,097	2,667,704
Jacobs Engineering Group, Inc.(b)	59,518	2,906,859
Quanta Services, Inc.(b)	90,827	2,579,487
		8,154,050

	Shares	Value
Construction & Farm Machinery & Heavy Trucks–0.95%
Caterpillar Inc.	27,645	$2,553,569
Cummins Inc.	23,146	2,681,927
Deere & Co.	28,633	2,514,836
Joy Global Inc.	39,916	2,528,280
PACCAR Inc.	56,035	2,657,740
		12,936,352

Construction Materials–0.18%
Vulcan Materials Co.	47,684	2,428,546

Consumer Electronics–0.33%
Garmin Ltd.(d)	60,484	2,077,021
Harman International Industries, Inc.	58,472	2,482,136
		4,559,157

Consumer Finance–0.74%
American Express Co.	43,433	2,699,361
Capital One Financial Corp.	43,295	2,209,344
Discover Financial Services	62,228	2,397,645
SLM Corp.	147,335	2,794,945
		10,101,295

Data Processing & Outsourced Services–1.74%
Automatic Data Processing, Inc.	42,865	2,630,196
Computer Sciences Corp.	62,133	2,984,248
Fidelity National Information Services, Inc.	69,348	2,610,952
Fiserv, Inc.(b)	30,883	2,535,803
MasterCard, Inc.–Class A	5,101	2,641,400
Paychex, Inc.	72,990	2,415,969
Total System Services, Inc.	112,044	2,662,166
Visa Inc.–Class A	16,758	2,658,489
Western Union Co. (The)	187,682	2,633,179
		23,772,402

Department Stores–0.72%
JC Penney Co., Inc.(d)	117,278	2,060,574
Kohl’s Corp.	56,175	2,589,668
Macy’s, Inc.	64,630	2,656,293
Nordstrom, Inc.	47,136	2,555,714
		9,862,249

Distillers & Vintners–0.59%
Beam Inc.	40,295	2,459,204
Brown-Forman Corp.–Class B	38,882	2,551,437
Constellation Brands, Inc.–Class A(b)	69,702	3,083,616
		8,094,257

Distributors–0.21%
Genuine Parts Co.	39,361	2,795,812

Diversified Banks–0.60%
Comerica Inc.	85,850	2,951,523
U.S. Bancorp	78,359	2,662,639
Wells Fargo & Co.	74,223	2,603,743
		8,217,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Diversified Chemicals–0.95%
Dow Chemical Co. (The)	78,309	$2,483,961
E. I. du Pont de Nemours and Co.	55,806	2,673,107
Eastman Chemical Co.	38,040	2,652,529
FMC Corp.	43,325	2,610,765
PPG Industries, Inc.	18,936	2,549,922
		12,970,284

Diversified Metals & Mining–0.17%
Freeport-McMoRan Copper & Gold Inc.	72,838	2,324,989

Diversified REIT’s–0.19%
Vornado Realty Trust	31,838	2,553,726

Diversified Support Services–0.39%
Cintas Corp.	59,182	2,598,090
Iron Mountain Inc.	79,524	2,743,578
		5,341,668

Drug Retail–0.39%
CVS Caremark Corp.	49,969	2,554,415
Walgreen Co.	66,934	2,740,278
		5,294,693

Education Services–0.15%
Apollo Group, Inc.–Class A(b)	116,916	1,972,373

Electric Utilities–2.47%
American Electric Power Co., Inc.	57,434	2,687,337
Duke Energy Corp.	38,559	2,670,211
Edison International	54,909	2,637,279
Entergy Corp.	38,808	2,416,186
Exelon Corp.	82,956	2,570,806
FirstEnergy Corp.	60,365	2,383,210
NextEra Energy, Inc.	35,417	2,545,420
Northeast Utilities	63,595	2,639,829
Pepco Holdings, Inc.	126,438	2,565,427
Pinnacle West Capital Corp.	48,482	2,712,083
PPL Corp.	85,463	2,633,970
Southern Co. (The)	57,287	2,578,488
Xcel Energy, Inc.	91,333	2,621,257
		33,661,503

Electrical Components & Equipment–0.81%
Eaton Corp. PLC	46,804	2,900,444
Emerson Electric Co.	47,546	2,695,858
Rockwell Automation, Inc.	29,914	2,702,431
Roper Industries, Inc.	22,367	2,787,152
		11,085,885

Electronic Components–0.39%
Amphenol Corp.–Class A	39,342	2,787,774
Corning Inc.	194,969	2,458,559
		5,246,333

Electronic Equipment & Instruments–0.23%
FLIR Systems, Inc.	120,849	3,183,163

	Shares	Value
Electronic Manufacturing Services–0.58%
Jabil Circuit, Inc.	140,520	$2,631,940
Molex Inc.	92,154	2,553,587
TE Connectivity Ltd. (Switzerland)	68,063	2,731,368
		7,916,895

Environmental & Facilities Services–0.58%
Republic Services, Inc.	84,465	2,655,580
Stericycle, Inc.(b)	26,382	2,530,561
Waste Management, Inc.	73,294	2,735,332
		7,921,473

Fertilizers & Agricultural Chemicals–0.57%
CF Industries Holdings, Inc.	11,944	2,398,714
Monsanto Co.	27,605	2,788,933
Mosaic Co. (The)	44,285	2,592,444
		7,780,091

Food Distributors–0.18%
Sysco Corp.	77,471	2,491,467

Food Retail–0.62%
Kroger Co. (The)	93,591	2,733,793
Safeway Inc.(d)	139,405	3,326,204
Whole Foods Market, Inc.	27,789	2,379,294
		8,439,291
Footwear–0.20%
NIKE, Inc.–Class B	50,779	2,765,424

Gas Utilities–0.37%
AGL Resources Inc.	62,055	2,479,718
ONEOK, Inc.	57,354	2,580,356
		5,060,074

General Merchandise Stores–0.75%
Dollar General Corp.(b)	56,137	2,601,389
Dollar Tree, Inc.(b)	63,693	2,877,968
Family Dollar Stores, Inc.	37,358	2,149,953
Target Corp.	40,668	2,560,457
		10,189,767

Gold–0.16%
Newmont Mining Corp.	55,554	2,238,271

Health Care Distributors–0.79%
AmerisourceBergen Corp.	56,745	2,678,364
Cardinal Health, Inc.	58,140	2,686,649
McKesson Corp.	25,042	2,657,708
Patterson Cos. Inc.	73,910	2,685,889
		10,708,610

Health Care Equipment–2.75%
Abbott Laboratories	78,689	2,658,901
Baxter International Inc.	37,307	2,521,953
Becton, Dickinson and Co.	31,658	2,787,803
Boston Scientific Corp.(b)	433,953	3,206,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Equipment–(continued)
C.R. Bard, Inc.	25,571	$2,527,693
CareFusion Corp.(b)	87,625	2,868,843
Covidien PLC	42,977	2,732,048
Edwards Lifesciences Corp.(b)	27,032	2,322,860
Intuitive Surgical, Inc.(b)	4,615	2,350,050
Medtronic, Inc.	58,779	2,642,704
St. Jude Medical, Inc.	69,603	2,853,723
Stryker Corp.	44,111	2,817,811
Varian Medical Systems, Inc.(b)	34,654	2,447,612
Zimmer Holdings, Inc.	36,581	2,742,112
		37,481,026

Health Care Facilities–0.23%
Tenet Healthcare Corp.(b)	80,329	3,157,733

Health Care Services–0.74%
DaVita HealthCare Partners Inc.(b)	22,558	2,698,388
Express Scripts Holding Co.(b)	44,932	2,557,080
Laboratory Corp. of America Holdings(b)	28,248	2,502,773
Quest Diagnostics Inc.	41,582	2,335,661
		10,093,902

Health Care Supplies–0.19%
DENTSPLY International Inc.	61,961	2,566,425

Health Care Technology–0.20%
Cerner Corp.(b)	31,858	2,786,301

Home Entertainment Software–0.21%
Electronic Arts Inc.(b)	160,817	2,819,122

Home Furnishings–0.21%
Leggett & Platt, Inc.(d)	93,342	2,854,398

Home Improvement Retail–0.40%
Home Depot, Inc. (The)	39,646	2,715,751
Lowe’s Cos., Inc.	71,401	2,723,948
		5,439,699

Homebuilding–0.60%
D.R. Horton, Inc.	131,297	2,927,923
Lennar Corp.–Class A	65,947	2,544,895
PulteGroup Inc.(b)	143,553	2,753,346
		8,226,164

Homefurnishing Retail–0.18%
Bed Bath & Beyond Inc.(b)	42,261	2,398,312

Hotels, Resorts & Cruise Lines–0.79%
Carnival Corp.	65,230	2,333,277
Marriott International Inc.–Class A	68,138	2,688,044
Starwood Hotels & Resorts Worldwide, Inc.	45,531	2,746,886
Wyndham Worldwide Corp.	48,955	2,949,049
		10,717,256

	Shares	Value
Household Appliances–0.20%
Whirlpool Corp.	24,580	$2,776,311

Household Products–0.79%
Clorox Co. (The)	32,632	2,741,414
Colgate-Palmolive Co.	23,246	2,660,040
Kimberly-Clark Corp.	28,929	2,727,426
Procter & Gamble Co. (The)	35,184	2,680,317
		10,809,197

Housewares & Specialties–0.19%
Newell Rubbermaid Inc.	111,993	2,613,917

Human Resource & Employment Services–0.22%
Robert Half International, Inc.	82,733	2,941,158

Hypermarkets & Super Centers–0.37%
Costco Wholesale Corp.	25,386	2,571,348
Wal-Mart Stores, Inc.	35,788	2,533,075
		5,104,423

Independent Power Producers & Energy Traders–0.38%
AES Corp. (The)	229,098	2,662,119
NRG Energy, Inc.	106,978	2,567,472
		5,229,591

Industrial Conglomerates–0.60%
3M Co.	26,662	2,772,848
Danaher Corp.	45,130	2,780,008
General Electric Co.	113,806	2,642,575
		8,195,431

Industrial Gases–0.58%
Air Products & Chemicals, Inc.	29,805	2,573,364
Airgas, Inc.	27,651	2,772,842
Praxair, Inc.	23,003	2,600,489
		7,946,695

Industrial Machinery–1.98%
Dover Corp.	38,535	2,826,542
Flowserve Corp.	17,307	2,777,773
Illinois Tool Works Inc.	41,131	2,529,556
Ingersoll-Rand PLC	51,691	2,721,531
Pall Corp.	40,844	2,784,744
Parker Hannifin Corp.	29,470	2,784,326
Pentair Ltd.	51,303	2,732,911
Snap-on Inc.	31,588	2,535,569
Stanley Black & Decker Inc.	34,503	2,715,386
Xylem, Inc.	91,947	2,528,543
		26,936,881

Industrial REIT’s–0.20%
Prologis, Inc.	70,099	2,729,655

Insurance Brokers–0.39%
Aon PLC	43,781	2,674,582
Marsh & McLennan Cos., Inc.	71,923	2,671,220
		5,345,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Integrated Oil & Gas–0.99%
Chevron Corp.	22,811	$2,672,308
Exxon Mobil Corp.	27,934	2,501,490
Hess Corp.	47,888	3,184,552
Murphy Oil Corp.	41,449	2,523,415
Occidental Petroleum Corp.	32,302	2,659,424
		13,541,189

Integrated Telecommunication Services–0.88%
AT&T Inc.	72,346	2,597,945
CenturyLink Inc.	62,992	2,183,933
Frontier Communications Corp.(d)	534,894	2,214,461
Verizon Communications Inc.	55,654	2,589,580
Windstream Corp.(d)	279,603	2,401,790
		11,987,709

Internet Retail–1.15%
Amazon.com, Inc.(b)	9,873	2,609,138
Expedia, Inc.	41,709	2,662,702
Netflix Inc.(b)(d)	26,374	4,960,422
Priceline.com Inc.(b)	4,007	2,755,133
TripAdvisor Inc.(b)	59,047	2,684,277
		15,671,672

Internet Software & Services–1.00%
Akamai Technologies, Inc.(b)	63,154	2,334,172
eBay Inc.(b)	48,858	2,671,555
Google Inc.–Class A(b)	3,505	2,808,206
VeriSign, Inc.(b)	68,537	3,138,995
Yahoo! Inc.(b)	125,279	2,669,695
		13,622,623

Investment Banking & Brokerage–0.90%
Charles Schwab Corp. (The)	179,599	2,916,688
E*TRADE Financial Corp.(b)	295,379	3,163,509
Goldman Sachs Group, Inc. (The)	20,613	3,087,003
Morgan Stanley	136,316	3,073,926
		12,241,126

IT Consulting & Other Services–0.93%
Accenture PLC–Class A	35,044	2,605,872
Cognizant Technology Solutions Corp.–Class A(b)	33,923	2,604,268
International Business Machines Corp.	12,830	2,576,649
SAIC, Inc.	210,840	2,492,129
Teradata Corp.(b)	41,400	2,403,684
		12,682,602

Leisure Products–0.39%
Hasbro, Inc.(d)	66,553	2,663,451
Mattel, Inc.	66,607	2,714,235
		5,377,686

Life & Health Insurance–1.40%
Aflac, Inc.	46,224	2,308,889
Lincoln National Corp.	97,291	2,873,976

	Shares	Value
Life & Health Insurance–(continued)
MetLife, Inc.	77,276	$2,738,662
Principal Financial Group, Inc.	89,440	2,827,198
Prudential Financial, Inc.	48,321	2,685,198
Torchmark Corp.	48,645	2,733,363
Unum Group	118,122	2,890,445
		19,057,731

Life Sciences Tools & Services–1.00%
Agilent Technologies, Inc.	61,744	2,561,141
Life Technologies Corp.(b)	49,757	2,892,375
PerkinElmer, Inc.	78,284	2,674,964
Thermo Fisher Scientific, Inc.	38,318	2,827,868
Waters Corp.(b)	28,167	2,611,644
		13,567,992

Managed Health Care–1.13%
Aetna Inc.	53,982	2,547,411
Cigna Corp.	46,407	2,712,953
Coventry Health Care, Inc.	55,354	2,510,857
Humana Inc.	37,217	2,540,432
UnitedHealth Group Inc.	45,522	2,433,151
WellPoint, Inc.	42,066	2,615,664
		15,360,468

Metal & Glass Containers–0.41%
Ball Corp.	55,604	2,469,374
Owens-Illinois, Inc.(b)	122,534	3,124,617
		5,593,991

Motorcycle Manufacturers–0.20%
Harley-Davidson, Inc.	51,442	2,707,392

Movies & Entertainment–0.82%
News Corp.–Class A	100,757	2,901,802
Time Warner Inc.	52,608	2,797,167
Viacom Inc.–Class B	46,442	2,714,999
Walt Disney Co. (The)	50,554	2,759,743
		11,173,711

Multi-Line Insurance–1.04%
American International Group, Inc.(b)	72,495	2,755,535
Assurant, Inc.	71,236	2,991,199
Genworth Financial Inc.–Class A(b)	353,522	3,019,078
Hartford Financial Services Group, Inc. (The)	115,570	2,728,608
Loews Corp.	60,528	2,609,362
		14,103,782

Multi-Sector Holdings–0.21%
Leucadia National Corp.(d)	105,737	2,844,325

Multi-Utilities–2.76%
Ameren Corp.	83,633	2,825,959
CenterPoint Energy, Inc.	125,088	2,680,636
CMS Energy Corp.	102,393	2,724,678
Consolidated Edison, Inc.	43,843	2,586,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Multi-Utilities–(continued)
Dominion Resources, Inc.	48,066	$2,691,696
DTE Energy Co.	40,635	2,714,418
Integrys Energy Group, Inc.	46,538	2,632,654
NiSource Inc.	101,884	2,822,187
PG&E Corp.	60,738	2,589,868
Public Service Enterprise Group Inc.	81,852	2,667,557
SCANA Corp.	53,911	2,633,013
Sempra Energy	34,412	2,675,877
TECO Energy, Inc.	148,223	2,556,847
Wisconsin Energy Corp.	66,410	2,742,733
		37,544,860

Office Electronics–0.21%
Xerox Corp.	353,015	2,862,952

Office REIT’s–0.18%
Boston Properties, Inc.	23,662	2,458,009

Office Services & Supplies–0.44%
Avery Dennison Corp.	72,367	2,956,192
Pitney Bowes Inc.(d)	230,385	3,018,043
		5,974,235

Oil & Gas Drilling–1.21%
Diamond Offshore Drilling, Inc.(d)	36,505	2,543,668
Ensco PLC–Class A	42,880	2,578,803
Helmerich & Payne, Inc.	45,845	3,037,690
Nabors Industries Ltd.(b)	179,468	3,007,884
Noble Corp.	72,645	2,602,144
Rowan Cos. PLC–Class A(b)	78,185	2,704,419
		16,474,608

Oil & Gas Equipment & Services–1.26%
Baker Hughes Inc.	59,880	2,683,822
Cameron International Corp.(b)	46,241	2,946,476
FMC Technologies, Inc.(b)	60,603	3,145,902
Halliburton Co.	73,689	3,058,830
National Oilwell Varco Inc.	37,929	2,584,103
Schlumberger Ltd.	35,705	2,779,634
		17,198,767

Oil & Gas Exploration & Production–3.33%
Anadarko Petroleum Corp.	32,986	2,625,026
Apache Corp.	31,945	2,372,555
Cabot Oil & Gas Corp.	52,586	3,258,755
Chesapeake Energy Corp.(d)	148,581	2,995,393
ConocoPhillips	42,649	2,471,510
Denbury Resources Inc.(b)	154,943	2,807,567
Devon Energy Corp.	47,390	2,571,381
EOG Resources, Inc.	20,677	2,599,306
EQT Corp.	43,418	2,739,242
Marathon Oil Corp.	79,834	2,674,439
Newfield Exploration Co.(b)	95,516	2,208,330
Noble Energy, Inc.	24,599	2,726,307

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	23,899	$3,006,733
QEP Resources Inc.	82,928	2,525,987
Range Resources Corp.	39,608	3,041,894
Southwestern Energy Co.(b)	74,718	2,560,586
WPX Energy Inc.(b)	158,844	2,253,996
		45,439,007

Oil & Gas Refining & Marketing–0.93%
Marathon Petroleum Corp.	39,160	3,245,581
Phillips 66	46,016	2,897,167
Tesoro Corp.	56,356	3,169,461
Valero Energy Corp.	73,733	3,361,488
		12,673,697

Oil & Gas Storage & Transportation–0.59%
Kinder Morgan Inc.	72,968	2,704,924
Spectra Energy Corp.	90,493	2,627,916
Williams Cos., Inc. (The)	78,135	2,712,066
		8,044,906

Other Diversified Financial Services–0.60%
Bank of America Corp.	232,562	2,611,671
Citigroup Inc.	65,438	2,746,433
JPMorgan Chase & Co.	57,474	2,811,628
		8,169,732

Packaged Foods & Meats–2.81%
Campbell Soup Co.(d)	69,153	2,846,337
ConAgra Foods, Inc.	81,608	2,783,649
Dean Foods Co.(b)	149,484	2,481,434
General Mills, Inc.	59,360	2,745,400
H.J. Heinz Co.	41,618	3,014,392
Hershey Co. (The)	33,240	2,770,222
Hormel Foods Corp.	79,115	2,959,692
JM Smucker Co. (The)	28,294	2,696,418
Kellogg Co.	43,380	2,624,490
Kraft Foods Group, Inc.	52,777	2,558,101
McCormick & Co., Inc.	38,194	2,569,310
Mead Johnson Nutrition Co.	37,358	2,798,488
Mondelez International Inc.–Class A	94,526	2,613,644
Tyson Foods, Inc.–Class A	125,216	2,838,647
		38,300,224

Paper Packaging–0.46%
Bemis Co., Inc.	75,452	2,817,378
Sealed Air Corp.	152,542	3,387,958
		6,205,336

Paper Products–0.42%
International Paper Co.	64,647	2,845,115
MeadWestvaco Corp.	81,231	2,900,759
		5,745,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Personal Products–0.44%
Avon Products, Inc.	174,876	$3,418,826
Estee Lauder Cos. Inc. (The)–Class A	40,381	2,588,422
		6,007,248

Pharmaceuticals–2.31%
AbbVie Inc.	74,079	2,734,996
Actavis Inc.(b)	28,042	2,388,057
Allergan, Inc.	26,857	2,911,836
Bristol-Myers Squibb Co.	75,175	2,779,220
Eli Lilly & Co.	51,485	2,814,170
Forest Laboratories, Inc.(b)	68,921	2,536,293
Hospira, Inc.(b)	77,276	2,274,233
Johnson & Johnson	34,806	2,649,084
Merck & Co., Inc.	56,511	2,414,715
Mylan Inc.(b)	87,969	2,604,762
Perrigo Co.	23,612	2,672,170
Pfizer Inc.	97,794	2,676,622
		31,456,158

Property & Casualty Insurance–1.63%
ACE Ltd.	31,019	2,648,712
Allstate Corp. (The)	61,236	2,818,081
Berkshire Hathaway Inc.–Class B(b)	27,599	2,819,514
Chubb Corp. (The)	32,323	2,716,102
Cincinnati Financial Corp.	62,102	2,795,211
Progressive Corp. (The)	117,222	2,855,528
Travelers Cos., Inc. (The)	33,534	2,696,804
XL Group PLC	101,297	2,901,146
		22,251,098

Publishing–0.56%
Gannett Co., Inc.	139,801	2,805,806
McGraw-Hill Cos., Inc. (The)	45,581	2,121,795
Washington Post Co. (The)–Class B	6,740	2,686,160
		7,613,761

Railroads–0.62%
CSX Corp.	124,456	2,855,021
Norfolk Southern Corp.	40,098	2,929,159
Union Pacific Corp.	19,796	2,714,229
		8,498,409

Real Estate Services–0.23%
CBRE Group, Inc.–Class A(b)	128,150	3,097,386

Regional Banks–2.00%
BB&T Corp.	86,974	2,640,531
Fifth Third Bancorp	171,344	2,714,089
First Horizon National Corp.	261,757	2,782,477
Huntington Bancshares Inc.	399,434	2,808,021
KeyCorp	302,273	2,838,343
M&T Bank Corp.(d)	25,129	2,565,420
PNC Financial Services Group, Inc.	44,055	2,748,591
Regions Financial Corp.	367,240	2,809,386

	Shares	Value
Regional Banks–(continued)
SunTrust Banks, Inc.	90,894	$2,507,765
Zions Bancorp.	119,441	2,883,306
		27,297,929

Research & Consulting Services–0.37%
Dun & Bradstreet Corp. (The)(d)	30,564	2,463,458
Equifax Inc.	46,424	2,558,891
		5,022,349

Residential REIT’s–0.56%
Apartment Investment & Management Co.–Class A	96,264	2,851,340
AvalonBay Communities, Inc.	18,555	2,316,221
Equity Residential	44,341	2,440,528
		7,608,089

Restaurants–0.94%
Chipotle Mexican Grill, Inc.(b)	8,874	2,811,195
Darden Restaurants, Inc.	52,959	2,450,413
McDonald’s Corp.	27,682	2,654,704
Starbucks Corp.	46,111	2,527,805
Yum! Brands, Inc.	36,236	2,372,733
		12,816,850

Retail REIT’s–0.39%
Kimco Realty Corp.	127,553	2,776,829
Simon Property Group, Inc.	15,971	2,537,153
		5,313,982

Security & Alarm Services–0.39%
ADT Corp. (The)	53,605	2,567,143
Tyco International Ltd.	86,181	2,758,654
		5,325,797

Semiconductor Equipment–0.83%
Applied Materials, Inc.	222,268	3,045,072
KLA-Tencor Corp.	52,151	2,855,789
Lam Research Corp.(b)	67,651	2,861,637
Teradyne, Inc.(b)	149,212	2,500,793
		11,263,291

Semiconductors–2.49%
Advanced Micro Devices, Inc.(b)(d)	1,029,504	2,563,465
Altera Corp.	74,878	2,652,179
Analog Devices, Inc.	59,504	2,690,771
Broadcom Corp.–Class A	76,746	2,617,806
First Solar, Inc.(b)(d)	75,567	1,953,407
Intel Corp.(e)	119,907	2,500,061
Linear Technology Corp.	73,272	2,801,921
LSI Corp.(b)	364,520	2,537,059
Microchip Technology Inc.	77,814	2,837,877
Micron Technology, Inc.(b)	359,724	3,018,084
NVIDIA Corp.	195,433	2,474,182
Texas Instruments Inc.	79,937	2,747,435
Xilinx, Inc.	69,564	2,592,650
		33,986,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Soft Drinks–0.94%
Coca-Cola Co. (The)	65,334	$2,529,733
Coca-Cola Enterprises, Inc.	79,447	2,842,614
Dr. Pepper Snapple Group, Inc.	55,131	2,404,814
Monster Beverage Corp.(b)	46,059	2,322,755
PepsiCo, Inc.	35,069	2,657,178
		12,757,094

Specialized Consumer Services–0.24%
H&R Block, Inc.	132,285	3,288,605

Specialized Finance–1.13%
CME Group Inc.	48,000	2,871,360
IntercontinentalExchange Inc.(b)	19,237	2,978,272
Moody’s Corp.	51,079	2,454,857
NASDAQ OMX Group, Inc. (The)	101,631	3,217,638
NYSE Euronext	104,925	3,911,604
		15,433,731

Specialized REIT’s–1.58%
American Tower Corp.	32,091	2,490,262
HCP, Inc.	55,680	2,721,638
Health Care REIT, Inc.	42,239	2,709,209
Host Hotels & Resorts Inc.	161,238	2,687,837
Plum Creek Timber Co., Inc.	57,839	2,805,192
Public Storage	17,562	2,655,550
Ventas, Inc.	39,241	2,777,478
Weyerhaeuser Co.	90,029	2,647,753
		21,494,919

Specialty Chemicals–0.79%
Ecolab Inc.	34,890	2,670,830
International Flavors & Fragrances Inc.	37,455	2,733,466
Sherwin-Williams Co. (The)	16,598	2,682,071
Sigma-Aldrich Corp.	33,890	2,611,563
		10,697,930

Specialty Stores–0.58%
PetSmart, Inc.	35,530	2,313,358
Staples, Inc.	210,659	2,776,486
Tiffany & Co.	42,355	2,844,562
		7,934,406

Steel–0.68%
Allegheny Technologies, Inc.	86,515	2,636,112
Cliffs Natural Resources Inc.(d)	72,452	1,844,628
Nucor Corp.	58,195	2,621,685
United States Steel Corp.(d)	103,165	2,149,958
		9,252,383

Systems Software–1.17%
BMC Software, Inc.(b)	61,236	2,453,727
CA, Inc.	112,557	2,756,521
Microsoft Corp.	91,775	2,551,345
Oracle Corp.	76,986	2,637,540

	Shares	Value
Systems Software–(continued)
Red Hat, Inc.(b)	48,994	$2,489,385
Symantec Corp.(b)	131,719	3,087,493
		15,976,011

Thrifts & Mortgage Finance–0.39%
Hudson City Bancorp, Inc.	307,949	2,623,726
People’s United Financial Inc.	202,344	2,650,706
		5,274,432

Tires & Rubber–0.18%
Goodyear Tire & Rubber Co. (The)(b)	190,000	2,466,200

Tobacco–0.73%
Altria Group, Inc.	74,200	2,489,410
Lorillard, Inc.	61,811	2,382,196
Philip Morris International Inc.	28,039	2,572,578
Reynolds American Inc.	57,515	2,512,255
		9,956,439

Trading Companies & Distributors–0.43%
Fastenal Co.	57,061	2,946,059
W.W. Grainger, Inc.	12,932	2,928,581
		5,874,640

Trucking–0.20%
Ryder System, Inc.	49,607	2,787,913

Wireless Telecommunication Services–0.54%
Crown Castle International Corp.(b)	34,576	2,413,405
MetroPCS Communications, Inc.(b)	244,826	2,399,295
Sprint Nextel Corp.(b)	443,336	2,571,348
		7,384,048
Total Common Stocks & Other Equity Interests (Cost $691,701,891)		1,341,714,891

Money Market Funds–1.51%
Liquid Assets Portfolio–Institutional Class(f)	10,302,200	10,302,200
Premier Portfolio–Institutional Class(f)	10,302,199	10,302,199
Total Money Market Funds (Cost $20,604,399)		20,604,399
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.97% (Cost $712,306,290)		1,362,319,290

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.66%
Liquid Assets Portfolio–Institutional Class (Cost $36,275,774)(f)(g)	36,275,774	36,275,774
TOTAL INVESTMENTS–102.63% (Cost $748,582,064)		1,398,595,064
OTHER ASSETS LESS LIABILITIES–(2.63)%		(35,815,716)
NET ASSETS–100.00%		$1,362,779,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equally-Weighted S&P 500 Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of this security was out on loan at February 28, 2013.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets as of February 28, 2013

Consumer Discretionary	16.5%
Financials	16.2
Information Technology	13.6
Industrials	11.9
Health Care	10.3
Energy	8.6
Consumer Staples	8.3
Utilities	6.0
Materials	5.7
Telecommunication Services	1.4
Money Market Funds Plus Other Assets Less Liabilities	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $690,005,884)*	$1,339,125,852
Investments in affiliates, at value (Cost $58,576,180)	59,469,212
Total investments, at value (Cost $748,582,064)	1,398,595,064
Receivable for:
Investments sold	76,653
Fund shares sold	2,595,130
Dividends	2,430,599
Investment for trustee deferred compensation and retirement plans	20,523
Other assets	39,143
Total assets	1,403,757,112

Liabilities:
Payable for:
Fund shares reacquired	3,003,599
Amount due custodian	76,653
Collateral upon return of securities loaned	36,275,774
Variation margin	42,461
Accrued fees to affiliates	1,146,947
Accrued trustees’ and officers’ fees and benefits	5,541
Accrued other operating expenses	281,400
Trustee deferred compensation and retirement plans	145,389
Total liabilities	40,977,764
Net assets applicable to shares outstanding	$1,362,779,348

Net assets consist of:
Shares of beneficial interest	$731,820,952
Undistributed net investment income	1,724,854
Undistributed net realized gain (loss)	(20,832,422)
Unrealized appreciation	650,065,964
$1,362,779,348

Net Assets:
Class A	$843,369,231
Class B	$30,666,347
Class C	$97,272,073
Class R	$16,844,791
Class Y	$374,616,429
Class R6	$10,477

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	23,195,986
Class B	841,531
Class C	2,755,705
Class R	464,083
Class Y	10,237,892
Class R6	286.26
Class A:
Net asset value per share	$36.36
Maximum offering price per share
(Net asset value of $36.36 ÷ 94.50%)	$38.48
Class B:
Net asset value and offering price per share	$36.44
Class C:
Net asset value and offering price per share	$35.30
Class R:
Net asset value and offering price per share	$36.30
Class Y:
Net asset value and offering price per share	$36.59
Class R6:
Net asset value and offering price per share	$36.60

*	At February 28, 2013, securities with an aggregate value of $35,855,620 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $19,389)	$13,577,692
Dividends from affiliates (includes securities lending income of $120,375)	163,580
Total investment income	13,741,272

Expenses:
Advisory fees	737,671
Administrative services fees	153,469
Custodian fees	34,790
Distribution fees:
Class A	950,733
Class B	185,015
Class C	423,781
Class R	30,558
Transfer agent fees — A, B, C, R and Y	722,412
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	28,294
Other	305,656
Total expenses	3,572,383
Less: Fees waived and expense offset arrangement(s)	(11,720)
Net expenses	3,560,663
Net investment income	10,180,609

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	14,993,745
Futures contracts	1,358,193
16,351,938
Change in net unrealized appreciation (depreciation) of:
Investment securities	128,783,088
Futures contracts	(103,003)
128,680,085
Net realized and unrealized gain	145,032,023
Net increase in net assets resulting from operations	$155,212,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income	$10,180,609	$13,805,766
Net realized gain	16,351,938	51,147,573
Change in net unrealized appreciation	128,680,085	71,326,622
Net increase in net assets resulting from operations	155,212,632	136,279,961

Distributions to shareholders from net investment income:
Class A	(11,160,240)	(11,216,679)
Class B	(254,363)	(345,338)
Class C	(631,218)	(365,417)
Class R	(152,295)	(19,599)
Class Y	(5,410,532)	(4,510,536)
Class R6	(170)	—
Total distributions from net investment income	(17,608,818)	(16,457,569)

Distributions to shareholders from net realized gains:
Class A	(18,393,200)	—
Class B	(869,049)	—
Class C	(2,156,598)	—
Class R	(301,636)	—
Class Y	(7,685,801)	—
Class R6	(239)	—
Total distributions from net realized gains	(29,406,523)	—

Share transactions-net:
Class A	45,504,177	15,259,422
Class B	(14,674,162)	(42,838,095)
Class C	11,803,807	1,457,548
Class R	6,703,807	7,253,744
Class Y	36,193,798	103,884,907
Class R6	10,000	—
Net increase in net assets resulting from share transactions	85,541,427	85,017,526
Net increase in net assets	193,738,718	204,839,918

Net assets:
Beginning of period	1,169,040,630	964,200,712
End of period (includes undistributed net investment income of $1,724,854 and $9,153,063, respectively)	$1,362,779,348	$1,169,040,630

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R6. On September 24, 2012, the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y

16                         Invesco Equally-Weighted S&P 500 Fund

and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

17                         Invesco Equally-Weighted S&P 500 Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

18                         Invesco Equally-Weighted S&P 500 Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees of $11,392.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $54,887 in front-end sales commissions from the sale of Class A shares and $28, $6,990 and $3,134 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

19                         Invesco Equally-Weighted S&P 500 Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,398,595,064	$—	$—	$1,398,595,064
Futures*	52,964	—	—	52,964
Total Investments	$1,398,648,028	$—	$—	$1,398,648,028

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative Investments, detailed by primary risk exposure, held as of February 28, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk
Futures contracts(a)	$52,964	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2013

The table below summarizes the gains (losses) on derivative Investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain
Equity risk	$1,358,193
Change in Unrealized Appreciation (Depreciation)
Equity risk	$(103,003)
Total	$1,255,190

*	The average notional value of futures outstanding during the period was $18,537,023.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	302	March-2013	$22,850,830	$52,964

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the six months ended February 28, 2013.

	Value 08/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 02/28/13	Dividend Income
Invesco Ltd.	$2,262,766	$91,259	$(60,072)	$295,297	$(211)	$2,589,039	$32,970

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $328.

20                         Invesco Equally-Weighted S&P 500 Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2012.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $171,089,975 and $125,215,550, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$628,223,418
Aggregate unrealized (depreciation) of investment securities	(12,777,261)
Net unrealized appreciation of investment securities	$615,446,157

Cost of investments for tax purposes is $783,148,907.

21                         Invesco Equally-Weighted S&P 500 Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	2,500,576	$87,411,146	3,958,683	$123,974,664
Class B	29,340	1,026,535	39,680	1,248,979
Class C	482,921	16,265,521	525,225	16,022,658
Class R	258,641	8,921,928	247,288	7,832,303
Class Y	1,668,387	58,502,761	4,809,146	151,977,766
Class R6(b)	286.26	10,000	—	—

Issued as reinvestment of dividends:
Class A	788,153	26,190,326	326,598	9,824,076
Class B	30,790	1,027,145	10,380	313,479
Class C	75,170	2,568,785	11,417	334,292
Class R	13,660	453,388	648	19,471
Class Y	353,324	11,808,079	133,786	4,047,035

Automatic conversion of Class B shares to Class A shares:
Class A	388,401	13,503,448	1,024,779	32,654,725
Class B	(388,338)	(13,503,448)	(1,025,555)	(32,654,725)

Reacquired:
Class A	(2,356,257)	(81,600,743)	(4,830,637)	(151,194,043)
Class B	(93,849)	(3,224,394)	(376,796)	(11,745,828)
Class C	(205,484)	(7,030,499)	(486,834)	(14,899,402)
Class R	(76,175)	(2,671,509)	(19,491)	(598,030)
Class Y	(987,274)	(34,117,042)	(1,648,309)	(52,139,894)
Net increase in share activity	2,482,272.26	$85,541,427	2,700,008	$85,017,526

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

22                         Invesco Equally-Weighted S&P 500 Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/13	$33.40	$0.29	$4.02	$4.31	$(0.51)	$(0.84)	$(1.35)	$36.36	13.27%	$843,369	0.57	%(d)	0.57	%(d)	1.67	%(d)	10%
Year ended 08/31/12	29.89	0.42	3.61	4.03	(0.52)	—	(0.52)	33.40	13.66	730,648	0.60		0.60		1.34		27
Year ended 08/31/11	25.26	0.39	4.65	5.04	(0.41)	—	(0.41)	29.89	19.91	639,478	0.56		0.56		1.26		22
Two months ended 08/31/10	24.74	0.08	0.44	0.52	—	—	—	25.26	2.10	556,910	0.65	(e)	0.65	(e)	1.81	(e)	0
Year ended 06/30/10	20.14	0.30	4.56	4.86	(0.26)	—	(0.26)	24.74	24.08	552,673	0.64		0.64		1.17		24
Year ended 06/30/09	33.39	0.37	(9.39)	(9.02)	(0.46)	(3.77)	(4.23)	20.14	(24.61)	486,937	0.75	(f)	0.75	(f)	1.62	(f)	39
Year ended 06/30/08	45.39	0.48	(7.81)	(7.33)	(0.48)	(4.19)	(4.67)	33.39	(17.31)	799,622	0.62	(f)	0.62	(f)	1.22	(f)	25
Class B
Six months ended 02/28/13	33.34	0.16	4.02	4.18	(0.24)	(0.84)	(1.08)	36.44	12.84	30,666	1.32	(d)	1.32	(d)	0.92	(d)	10
Year ended 08/31/12	29.70	0.18	3.61	3.79	(0.15)	—	(0.15)	33.34	12.82	42,131	1.35		1.35		0.59		27
Year ended 08/31/11	25.05	0.16	4.60	4.76	(0.11)	—	(0.11)	29.70	18.98	77,702	1.31		1.31		0.51		22
Two months ended 08/31/10	24.56	0.05	0.44	0.49	—	—	—	25.05	2.00	110,367	1.40	(e)	1.40	(e)	1.06	(e)	0
Year ended 06/30/10	20.08	0.10	4.54	4.64	(0.16)	—	(0.16)	24.56	23.09	118,559	1.39		1.39		0.42		24
Year ended 06/30/09	33.02	0.20	(9.22)	(9.02)	(0.15)	(3.77)	(3.92)	20.08	(25.14)	155,328	1.50	(f)	1.50	(f)	0.87	(f)	39
Year ended 06/30/08	44.85	0.18	(7.74)	(7.56)	(0.08)	(4.19)	(4.27)	33.02	(17.96)	352,174	1.37	(f)	1.37	(f)	0.47	(f)	25
Class C
Six months ended 02/28/13	32.33	0.15	3.90	4.05	(0.24)	(0.84)	(1.08)	35.30	12.85	97,272	1.32	(d)	1.32	(d)	0.92	(d)	10
Year ended 08/31/12	28.81	0.18	3.49	3.67	(0.15)	—	(0.15)	32.33	12.80	77,691	1.35		1.35		0.59		27
Year ended 08/31/11	24.29	0.16	4.47	4.63	(0.11)	—	(0.11)	28.81	19.04	67,788	1.31		1.31		0.51		22
Two months ended 08/31/10	23.82	0.04	0.43	0.47	—	—	—	24.29	1.97	55,797	1.40	(e)	1.40	(e)	1.06	(e)	0
Year ended 06/30/10	19.49	0.10	4.42	4.52	(0.19)	—	(0.19)	23.82	23.15	56,462	1.39		1.39		0.42		24
Year ended 06/30/09	32.33	0.19	(9.06)	(8.87)	(0.20)	(3.77)	(3.97)	19.49	(25.17)	51,534	1.50	(f)	1.50	(f)	0.87	(f)	39
Year ended 06/30/08	44.08	0.19	(7.58)	(7.39)	(0.17)	(4.19)	(4.36)	32.33	(17.89)	88,658	1.35	(f)	1.35	(f)	0.49	(f)	25
Class R
Six months ended 02/28/13	33.31	0.24	4.01	4.25	(0.42)	(0.84)	(1.26)	36.30	13.11	16,845	0.82	(d)	0.82	(d)	1.42	(d)	10
Year ended 08/31/12	29.77	0.35	3.59	3.94	(0.40)	—	(0.40)	33.31	13.36	8,924	0.85		0.85		1.09		27
Year ended 08/31/11	25.14	0.31	4.63	4.94	(0.31)	—	(0.31)	29.77	19.62	1,176	0.81		0.81		1.01		22
Two months ended 08/31/10	24.63	0.07	0.44	0.51	—	—	—	25.14	2.07	205	0.90	(e)	0.90	(e)	1.56	(e)	0
Year ended 06/30/10	20.10	0.23	4.56	4.79	(0.26)	—	(0.26)	24.63	23.78	208	0.89		0.89		0.92		24
Year ended 06/30/09	33.36	0.30	(9.35)	(9.05)	(0.44)	(3.77)	(4.21)	20.10	(24.78)	73	1.00	(f)	1.00	(f)	1.37	(f)	39
Year ended 06/30/08(g)	34.26	0.09	(0.99)	(0.90)	—	—	—	33.36	(2.63)	97	0.86	(e)(f)	0.86	(e)(f)	0.98	(e)(f)	25
Class Y
Six months ended 02/28/13	33.64	0.33	4.05	4.38	(0.59)	(0.84)	(1.43)	36.59	13.41	374,617	0.32	(d)	0.32	(d)	1.92	(d)	10
Year ended 08/31/12	30.13	0.50	3.63	4.13	(0.62)	—	(0.62)	33.64	13.94	309,645	0.35		0.35		1.59		27
Year ended 08/31/11	25.47	0.47	4.68	5.15	(0.49)	—	(0.49)	30.13	20.19	178,056	0.31		0.31		1.51		22
Two months ended 08/31/10	24.94	0.09	0.44	0.53	—	—	—	25.47	2.12	155,551	0.40	(e)	0.40	(e)	2.06	(e)	0
Year ended 06/30/10	20.27	0.36	4.59	4.95	(0.28)	—	(0.28)	24.94	24.39	151,901	0.39		0.39		1.42		24
Year ended 06/30/09	33.62	0.43	(9.46)	(9.03)	(0.55)	(3.77)	(4.32)	20.27	(24.41)	148,051	0.50	(f)	0.50	(f)	1.87	(f)	39
Year ended 06/30/08	45.68	0.59	(7.87)	(7.28)	(0.59)	(4.19)	(4.78)	33.62	(17.11)	351,338	0.37	(f)	0.37	(f)	1.47	(f)	25
Class R6
Six months ended 02/28/13(g)	34.93	0.30	2.80	3.10	(0.59)	(0.84)	(1.43)	36.60	9.27	10	0.27	(d)	0.27	(d)	1.97	(d)	10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $773,228, $37,310, $85,459, $12,324, $331,312 and $10 for Class A, Class B, Class C, Class R, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is less than 0.005%.
(g)	Commencement date of March 31, 2008 and September 24, 2012 for Class R and Class R6 shares, respectively.

23                         Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[3]
A	$1,000.00	$1,132.70	$3.01	$1,021.97	$2.86	0.57%
B	1,000.00	1,128.40	6.97	1,018.25	6.61	1.32
C	1,000.00	1,128.50	6.97	1,018.25	6.61	1.32
R	1,000.00	1,131.10	4.33	1,020.73	4.11	0.82
Y	1,000.00	1,134.10	1.69	1,023.21	1.61	0.32
R6	1,000.00	1,092.70	1.22	1,023.46	1.35	0.27

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012, through February 28, 2013 (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 158 (as of close of business September 24, 2012 through February 28, 2013)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

24                         Invesco Equally-Weighted S&P 500 Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms
N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 MS-EWSP-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco Floating Rate Fund

Nasdaq:

A: AFRAX ¡ C: AFRCX ¡ R: AFRRX ¡ Y: AFRYX ¡ R5: AFRIX ¡ R6: AFRFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
21	Financial Statements
24	Notes to Financial Statements
31	Financial Highlights
32	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.73%
Class C Shares	4.48
Class R Shares	4.47
Class Y Shares	4.73
Class R5 Shares*	4.87
Class R6 Shares**	4.88
Barclays U.S. Aggregate Index‚ (Broad Market Index)	0.15
CS Leveraged Loan Index■ (Style-Specific Index)	4.16
Lipper Loan Participation Funds Classification Average♦ (Peer Group)	3.97

Source(s): ‚Invesco, Barclays via Factset Research Systems Inc.; ■Invesco, Bloomberg L.P.; ♦Lipper Inc.

*	Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.
**	Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The CS Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated non-investment-grade loans.

The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds classification.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Floating Rate Fund

Average Annual Total Returns
As of 2/28/13, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.20%
10 Years	4.32
5 Years	5.18
1 Year	5.99

Class C Shares
Inception (3/31/00)	3.57%
10 Years	4.12
5 Years	5.13
1 Year	7.10

Class R Shares
10 Years	4.42%
5 Years	5.42
1 Year	8.35

Class Y Shares
10 Years	4.67%
5 Years	5.87
1 Year	8.90

Class R5 Shares
10 Years	4.83%
5 Years	6.03
1 Year	8.94

Class R6 Shares
10 Years	4.60%
5 Years	5.74
1 Year	8.92

On April 13, 2006, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown for Class A shares prior to that date is that of the Closed-End Fund’s Class B shares and includes the management and 12b-1 fees applicable to B shares. The Closed-End Fund’s B-share performance reflects any applicable fee waivers or expense reimbursements.

    On April 13, 2006, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown for Class C shares prior to that date is that of the Closed-End Fund’s Class C shares and includes the management and 12b-1 fees applicable to C shares. The Closed-End Fund’s C-share performance reflects any applicable fee waivers or expense reimbursements.

    Class R shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.14%
10 Years	4.27
5 Years	3.29
1 Year	7.39

Class C Shares
Inception (3/31/00)	3.49%
10 Years	4.07
5 Years	3.24
1 Year	8.44

Class R Shares
10 Years	4.37%
5 Years	3.56
1 Year	9.68

Class Y Shares
10 Years	4.62%
5 Years	4.00
1 Year	10.39

Class R5 Shares
10 Years	4.77%
5 Years	4.17
1 Year	10.45

Class R6 Shares
10 Years	4.54%
5 Years	3.84
1 Year	10.20

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.11%, 1.61%, 1.36%, 0.86%, 0.77% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

3                Invesco Floating Rate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Floating Rate Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–82.90%(a)(b)
Aerospace & Defense–1.92%
ARINC Inc., Second Lien Term Loan	6.21%	10/25/15	$354	$350,509
Aveos Fleet Performance Inc. (Canada),
PIK Second Lien Term Loan (Take Back) (Acquired 10/23/07-12/30/11; Cost $1,587,792)(c)(d)(e)	0.00%	03/12/15	1,375	1,182,133
Revolver Loan (Acquired 01/28/11-01/08/13; Cost $692,522)(c)(d)	0.00%	03/12/13	602	566,973
Term Loan (Acquired 03/12/10-01/08/13; Cost $586,302)(c)(d)	0.00%	03/12/13	508	485,378
Booz Allen Hamilton Inc., Term Loan B	4.50%	07/31/19	947	958,818
Camp International Holding Co., First Lien Term Loan	5.25%	05/31/19	2,691	2,721,410
DAE Aviation Holdings, Inc.,
Term Loan B	6.25%	11/02/18	1,729	1,758,938
Term Loan B2	6.25%	11/02/18	784	797,385
DigitalGlobe, Inc., Term Loan B	3.75%	01/31/20	1,146	1,153,888
DynCorp International LLC, Term Loan B	6.25%	07/07/16	391	394,069
IAP Worldwide Services, Inc., Term Loan	10.00%	12/31/15	4,119	3,061,515
Landmark U.S. Holdings LLC,
Canadian Term Loan	5.75%	10/25/19	226	225,650
First Lien Term Loan	5.75%	10/25/19	2,233	2,232,797
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	474	479,072
PRV Aerospace LLC, Term Loan B	6.50%	05/09/18	1,935	1,949,659
Sequa Corp., Term Loan B	5.25%	06/19/17	2,873	2,912,659
TASC, Inc., Term Loan B	4.50%	12/18/15	2,093	2,092,391
				23,323,244

Air Transport–0.68%
Delta Air Lines, Inc.,
Revolver Loan(f)	0.00%	04/20/16	4,489	4,148,534
Term Loan B1	5.25%	10/18/18	4,067	4,122,693
				8,271,227

Automotive–3.54%
August U.S. Holding Co., Inc.,
Lux Second Lien Term Loan (Acquired 05/04/12; Cost $249,906)	10.50%	04/29/19	256	259,378
Lux Term Loan	6.25%	04/27/18	550	557,230
U.S. Second Lien Term Loan (Acquired 05/04/12; Cost $192,407)	10.50%	04/26/19	197	199,698
U.S. Term Loan	6.25%	04/27/18	423	428,647
Federal-Mogul Corp.,
Term Loan B	2.14%	12/29/14	7,332	6,859,842
Term Loan C	2.14%	12/28/15	2,409	2,254,060
Goodyear Tire & Rubber Company (The), Second Lien Term Loan	4.75%	04/30/19	2,569	2,587,042
Hertz Corp.,
LOC	3.75%	03/09/18	552	544,004
Term Loan B	3.75%	03/11/18	1,822	1,836,471
KAR Auction Services, Inc., Term Loan B	5.00%	05/19/17	6,221	6,303,788
Key Safety Systems, Inc., First Lien Term Loan	2.45%	03/08/14	3,396	3,383,885
Metaldyne Co., LLC, Term Loan B	5.00%	12/18/18	3,074	3,112,313
Schaeffler AG (Germany), Term Loan B2	6.00%	01/27/17	7,287	7,319,474
TI Group Automotive Systems, LLC, Term Loan (Acquired 03/12/12-05/23/12; Cost $4,023,222)	6.75%	03/14/18	4,096	4,136,955
Tomkins Inc., Term Loan B2	3.75%	09/29/16	44	44,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive–(continued)
Transtar Holding Co.,
First Lien Term Loan	5.50%	10/09/18	$2,362	$2,391,398
Second Lien Term Loan	9.75%	10/11/19	524	540,054
Veyance Technologies, Inc.,
Delayed Draw Term Loan	2.46%	07/31/14	25	24,715
Term Loan	2.46%	07/31/14	173	172,549
				42,956,327

Beverage and Tobacco–0.55%
DS Waters Enterprises, L.P., First Lien Term Loan	10.50%	08/29/17	1,643	1,683,887
North American Breweries, Inc., Term Loan B	7.50%	12/11/18	1,424	1,456,415
Smart Balance, Inc., Term Loan	7.00%	07/02/18	3,450	3,493,105
				6,633,407

Building & Development–3.15%
Capital Automotive L.P., Term Loan B	5.25%	03/11/17	7,749	7,806,774
CB Richard Ellis Services, Inc.,
Term Loan C	3.45%	03/05/18	332	333,760
Term Loan D	3.70%	09/04/19	8,852	8,890,008
CPG International Inc., Term Loan	5.75%	09/21/19	438	442,519
Custom Building Products, Inc., Term Loan B	6.00%	12/14/19	2,374	2,397,684
HD Supply, Inc., Senior Debt B	4.50%	10/12/17	4,489	4,513,652
Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Loan (Acquired 08/09/12 Cost $10,794)(e)(f)	0.00%	02/28/17	11	5,936
PIK Exit Revolver Loan (Acquired 05/15/12-01/29/13; Cost $133,222)(e)	4.68%	02/28/17	133	73,272
Nortek, Inc., Term Loan	5.25%	04/26/17	456	461,671
Re/Max International, Inc., Term Loan	5.50%	04/16/16	2,747	2,771,399
Realogy Corp.,
Extended LOC	4.46%	10/10/16	1	637
Extended Term Loan	4.42%	10/10/16	3,890	3,897,942
Revolver Loan(f)	0.00%	04/08/16	1,084	1,078,581
Revolver Loan	2.48%	04/08/16	2,262	2,250,205
Tomkins Air Distributions., First Lien Term Loan	5.00%	11/09/18	2,054	2,083,890
United Subcontractors, Inc., PIK Term Loan (Acquired 02/15/06-12/31/12; Cost $1,378,231)(e)	4.32%	06/30/15	121	118,429
WireCo WorldGroup, Inc., Term Loan	6.00%	02/15/17	1,164	1,180,981
				38,307,340

Business Equipment & Services–5.45%
Advantage Sales & Marketing, Inc.,
First Lien Term Loan	4.25%	12/18/17	1,455	1,464,541
Second Lien Term Loan	8.25%	06/17/18	273	275,872
Asurion LLC, Term Loan B1	4.50%	05/24/19	10,017	10,066,616
Audio Visual Services Group, Inc., Term Loan	6.75%	11/09/18	2,702	2,692,730
Brock Holdings III, Inc., Term Loan B	6.00%	03/16/17	233	235,305
Connolly Holdings, Inc., First Lien Term Loan	6.50%	07/13/18	2,075	2,096,233
Expert Global Solutions, Inc., Term Loan B	8.00%	04/03/18	3,996	4,035,080
First Data Corp.,
Extended Term Loan B	5.20%	03/24/17	1,593	1,599,088
Extended Term Loan B	4.20%	03/23/18	5,260	5,208,421
Term Loan	5.20%	09/24/18	641	642,270
Term Loan B	5.20%	03/24/17	3,280	3,292,104
Garda World Security Corp., Term Loan B	4.50%	11/13/19	467	472,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)
iPayment, Inc., Term Loan B	5.75%	05/08/17	$4,035	$4,071,706
Koosharem Corp. (Select Remedy),
PIK First Lien Term Loan(e)	10.25%	06/30/14	735	606,164
PIK Second Lien Term Loan(c)(e)(g)	—	12/31/14	362	22,644
Kronos Inc.,
First Lien Term Loan	4.50%	10/30/19	4,708	4,771,224
Second Lien Term Loan	9.75%	04/30/20	808	847,942
Lonestar Intermediate Super Holdings, LLC, Term Loan B	11.00%	09/02/19	2,788	3,002,182
Sabre, Inc.,
Term Loan B	5.25%	02/19/19	3,291	3,296,694
Term Loan C	4.00%	02/19/18	2,886	2,892,350
SkillSoft Corp., Term Loan B	5.00%	05/26/17	3,443	3,479,290
Sungard Data Systems, Inc.,
Term Loan B	3.85%	02/26/16	3,889	3,906,195
Term Loan C	3.95%	02/28/17	1,379	1,391,039
Term Loan D	4.50%	01/31/20	1,074	1,085,036
Symphony IRI Group, Inc., Term Loan B	5.00%	12/01/17	798	801,629
Trans Union, LLC, Term Loan B	5.50%	02/12/18	710	716,519
WASH Multifamily Laundry Systems, LLC, Term Loan(g)	—	02/21/19	1,605	1,601,036
West Corp., Revolver Loan(f)	0.00%	01/15/16	1,748	1,573,039
				66,145,179

Cable & Satellite Television–4.09%
Atlantic Broadband Finance, LLC, Term Loan B	4.50%	11/30/19	976	988,471
Cequel Communications, LLC, Term Loan B	4.00%	02/14/19	2,273	2,290,256
Charter Communications Operating, LLC, Extended Term Loan	3.46%	09/06/16	4,476	4,501,136
CSC Holdings, Inc., Incremental Term Loan B-2	3.45%	03/29/16	2,141	2,152,852
Harron Communications Corp., Term Loan B	5.00%	10/06/17	4,045	4,085,861
Kabel Deutschland GmbH (Germany), Term Loan F1	3.50%	02/01/19	2,674	2,688,229
MCC Illinois, LLC, Term Loan E	4.50%	10/23/17	1,963	1,970,862
MCC Iowa LLC,
Term Loan D-1	1.93%	01/30/15	1,950	1,948,722
Term Loan D-2	1.93%	01/30/15	270	269,522
Term Loan F	4.50%	10/23/17	7,839	7,858,628
TWCC Holding Corp. Term Loan B	3.50%	02/07/17	1,994	2,013,293
UPC Broadband Holdings, B.V. (Netherlands), Term Loan X	3.70%	12/29/17	5,000	5,029,700
WaveDivision Holdings, LLC, Term Loan B	4.00%	08/09/19	3,187	3,209,847
WideOpenWest Finance LLC, First Lien Term Loan	6.25%	07/17/18	4,000	4,058,981
Yankee Cable Acquisition, LLC, Term Loan B	6.25%	08/26/16	6,573	6,617,643
				49,684,003

Chemicals & Plastics–3.80%
Ascend Performance Materials LLC, Term Loan B	6.75%	04/10/18	3,577	3,631,140
Aster Zweite Beteiligungs GmbH (Germany),
Extended Term Loan B5	5.55%	12/31/14	721	715,471
Extended Term Loan C5	5.55%	12/31/14	738	732,594
DuPont Performance Coatings, Inc., Term Loan B	4.75%	02/01/20	9,655	9,791,528
Emerald Performance Materials, LLC, Term Loan B	6.75%	05/18/18	1,174	1,179,850
HII Holding Corp., Term Loan B	5.25%	12/20/19	1,329	1,346,027
INEOS Holdings Ltd., Term Loan	6.50%	05/04/18	6,662	6,817,195
Kronos Worldwide, Inc., Term Loan B	7.00%	06/13/18	1,065	1,078,327
Momentive Specialty Chemicals Inc., Term Loan C-3 Credit Linked Deposit	2.35%	05/05/13	87	83,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics–(continued)
Nusil Technology, LLC, Term Loan	5.00%	04/07/17	$323	$325,332
OM Group, Inc., Term Loan B	5.75%	08/02/17	1,486	1,497,724
OMNOVA Solutions, Inc., Term Loan B	5.50%	05/31/17	3,736	3,790,163
Phillips Plastics Corp., Term Loan B	6.50%	02/12/17	743	745,977
PQ Corp., Term Loan	4.50%	02/15/18	7,058	7,075,489
Taminco N.V., Term Loan B2	4.25%	02/15/19	1,287	1,299,773
TricorBraun, Inc., Term Loan B	5.50%	05/03/18	2,007	2,030,456
Univar Inc., Term Loan B	5.00%	06/30/17	4,009	3,998,538
				46,139,568

Clothing & Textiles–1.00%
Ascena Retail Group, Inc., Term Loan B	4.75%	06/14/18	713	721,344
Calceus Acquisition, Inc., Term Loan	5.75%	01/31/20	966	975,489
PVH Corp., Term Loan B	3.25%	02/13/20	9,657	9,754,705
Wolverine World Wide, Inc., Term Loan B	4.00%	10/09/19	687	694,592
				12,146,130

Conglomerates–0.36%
Rexnord Corp., Term Loan B	4.50%	04/01/18	1,178	1,189,258
RGIS Services, LLC, Term Loan C	5.50%	10/18/17	1,296	1,308,063
Spectrum Brands, Inc., Term Loan	4.50%	12/17/19	1,863	1,890,442
				4,387,763

Containers & Glass Products–1.45%
BWAY Corp., Term Loan B	4.50%	08/06/17	3,426	3,470,166
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,385	1,403,911
Exopack, LLC, Term Loan	6.50%	05/31/17	2,789	2,822,003
Hoffmaster Group, Inc., First Lien Term Loan	6.50%	01/03/18	2,787	2,790,072
Pertus Sechszehnte GmbH (Germany),
Term Loan B2	2.58%	06/12/15	500	484,188
Term Loan C2	2.83%	06/13/16	500	486,687
Ranpak Corp., Term Loan	4.75%	04/20/17	470	470,163
Reynolds Group Holdings Inc.,
Revolver Loan(f)	0.00%	11/05/14	3,987	3,984,019
Term Loan	4.75%	09/28/18	807	818,237
Sealed Air Corp., Term Loan	4.00%	10/03/18	812	823,654
				17,553,100

Cosmetics & Toiletries–1.32%
Bausch & Lomb, Inc., Term Loan B	5.25%	05/17/19	6,323	6,386,788
Huish Detergents, Inc.,
Incremental Term Loan B	2.21%	04/25/14	3,226	3,226,024
Second Lien Term Loan	4.46%	10/26/14	1,000	987,500
KIK Custom Products, Inc.,
Canadian Term Loan(g)	—	06/02/14	375	361,257
First Lien Term Loan(g)	—	06/02/14	2,189	2,107,329
Nice-Pak Products, Inc., Term Loan (Acquired 07/25/07-01/05/10; Cost $546,512)	8.75%	06/18/14	550	525,413
Revlon, Inc., Term Loan B	4.00%	11/19/17	2,440	2,458,679
				16,052,990

Drugs–2.84%
Grifols Inc., Term Loan B	4.25%	06/01/17	5,721	5,764,722
Harlan Laboratories, Inc., Term Loan B	3.71%	07/11/14	2,281	2,263,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs–(continued)
IMS Health Inc., Term Loan B1	3.75%	09/01/17	$4,390	$4,411,494
Medpace, Inc., Term Loan (Acquired 06/21/11-08/17/12; Cost $2,729,216)	6.50%	06/16/17	2,772	2,772,266
RPI Finance Trust, Term Loan	3.50%	05/09/18	696	704,223
Valeant Pharmaceuticals International, Inc.,
Term Loan C1	3.50%	12/11/19	10,263	10,322,908
Term Loan D1	3.50%	02/13/19	1,481	1,490,475
Warner Chilcott PLC,
Term Loan B1	4.25%	03/15/18	2,832	2,864,067
Term Loan B1	4.25%	03/15/18	1,075	1,087,690
Term Loan B2	4.25%	03/15/18	875	885,456
Term Loan B3	4.25%	03/15/18	1,947	1,969,046
				34,535,750

Ecological Services & Equipment–1.56%
ADS Waste Holdings, Inc., Term Loan B	4.25%	10/09/19	4,444	4,460,010
Sensus USA, Inc., First Lien Term Loan(g)	—	05/09/17	1,250	1,253,125
ServiceMaster Co. (The),
Extended Syn LOC (Acquired 08/22/12; Cost $3,682,875)	4.56%	01/31/17	3,750	3,750,000
Extended Term Loan	4.45%	01/31/17	3,078	3,096,735
Term Loan(g)	—	01/31/17	5,803	5,744,518
WCA Waste Systems, Inc., Term Loan B (Acquired 03/22/12; Cost $570,101)	5.50%	03/22/18	575	580,716
				18,885,104

Electronics & Electrical–5.07%
Aeroflex Inc., Term Loan B	5.75%	05/09/18	6,251	6,318,429
Blackboard, Inc.,
Second Lien Term Loan	11.50%	04/04/19	1,095	1,080,377
Term Loan B2	6.25%	10/04/18	9,376	9,476,990
DEI Sales, Inc., Term Loan B	7.00%	07/13/17	2,142	2,146,437
Deltek, Inc., First Lien Term Loan	5.00%	10/10/18	2,489	2,515,388
DG FastChannel, Inc., Term Loan B	5.75%	07/26/18	4,080	3,919,838
Freescale Semiconductor, Inc.,
Extended Term Loan B	4.45%	12/01/16	1,013	1,015,925
Incremental Term Loan	6.00%	02/28/19	5,737	5,755,610
Infor (US), Inc., Term Loan B2	5.25%	04/05/18	7,230	7,333,567
Microsemi Corp., Term Loan(g)	—	02/19/20	920	924,960
Mirion Technologies, Inc., First Lien Term Loan	6.25%	03/30/18	2,795	2,817,545
Riverbed Technology, Inc., Term Loan	4.00%	12/18/19	1,935	1,964,285
RP Crown Parent, LLC,
First Lien Term Loan	6.75%	12/21/18	4,984	5,070,903
Second Lien Term Loan	11.25%	12/21/19	602	627,053
Semtech Corp., Term Loan B	4.25%	03/20/17	1,062	1,075,735
Sophia, L.P., Term Loan B	4.50%	07/19/18	6,757	6,826,618
SS&C Technologies Inc.,
Term Loan B-1	5.00%	06/07/19	2,472	2,501,740
Term Loan B-2	5.00%	06/07/19	256	258,801
				61,630,201

Equipment Leasing–0.27%
Flying Fortress Inc., First Lien Term Loan	5.00%	06/30/17	3,286	3,317,646

Financial Intermediaries–1.71%
Bankruptcy Management Solutions, Inc.,
PIK First Lien Term Loan(e)	7.50%	08/20/14	46	27,977
PIK Second Lien Term Loan(e)	8.20%	08/20/15	21	730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Intermediaries–(continued)
Moneygram International, Inc.,
Term Loan B	4.25%	11/17/17	$4,468	$4,491,329
Term Loan B1	4.25%	11/17/17	942	946,800
Nuveen Investments, Inc., First Lien Term Loan	5.20%	05/13/17	12,242	12,251,081
RJO Holdings Corp., Term Loan B	6.96%	12/10/15	1,650	1,192,125
Transfirst Holdings, Inc.,
First Lien Term Loan	6.25%	12/27/17	1,562	1,585,968
Second Lien Term Loan	11.00%	06/27/18	293	297,741
				20,793,751

Food & Drug Retailers–0.44%
Pantry, Inc. (The), Term Loan B	5.75%	08/02/19	1,280	1,295,035
Rite Aid Corp.,
Second Lien Term Loan(g)	—	08/21/20	1,353	1,388,965
Term Loan 6(g)	—	02/21/20	2,650	2,662,187
				5,346,187

Food Products–1.96%
AdvancePierre Foods, Inc.,
Second Lien Term Loan	9.50%	10/10/17	524	538,961
Term Loan	5.75%	07/10/17	5,954	6,047,695
Candy Intermediate Holdings, Inc., Term Loan	7.51%	06/18/18	2,022	2,058,314
Del Monte Corp., Term Loan	4.00%	03/08/18	3,428	3,447,727
Dole Food Co., Inc.,
Term Loan B2	5.03%	07/06/18	1,581	1,586,187
Term Loan C2	5.02%	07/06/18	2,829	2,838,444
JBS USA Holdings, Inc., Term Loan	3.75%	05/25/18	3,358	3,366,512
Pinnacle Foods Finance LLC,
Term Loan E	4.75%	10/17/18	251	254,113
Term Loan F	4.75%	10/17/18	3,613	3,655,456
QCE LLC, First Lien Term Loan	9.00%	01/24/17	11	7,590
				23,800,999

Food Service–1.90%
Aramark Corp.,
Extended LC-3 Facility	3.45%	07/26/16	82	82,812
U.S. Term Loan C	3.52%	07/26/16	1,103	1,111,841
Burger King Corp., Term Loan B	3.75%	09/27/19	3,534	3,569,308
Crossmark Holdings, Inc.,
Second Lien Term Loan	8.75%	12/21/20	576	579,313
Term Loan	4.50%	12/20/19	1,246	1,249,735
Dunkin’ Brands, Inc., Term Loan B3	3.76%	02/14/20	696	698,545
Focus Brands, Inc., Term Loan B	6.26%	02/21/18	2,130	2,158,704
Landry’s, Inc., Term Loan B	4.75%	04/24/18	5,965	6,004,894
OSI Restaurant Partners, LLC, Term Loan B	4.75%	10/28/19	2,132	2,164,338
Restaurant Holding Co., LLC, Term Loan B (Acquired 02/28/12-01/15/13; Cost $1,131,709)	9.00%	02/17/17	1,125	1,141,946
US Foods, Inc., Extended Term Loan B	5.75%	03/31/17	1,795	1,819,663
Wendy’s International, Inc., Term Loan B	4.75%	05/15/19	2,462	2,490,290
				23,071,389

Forest Products–0.34%
John Henry Holdings, Inc., Term Loan B	6.00%	12/06/18	1,964	1,998,124
Xerium Technologies, Inc., Term Loan B	6.25%	05/22/17	2,100	2,114,292
				4,112,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare–6.88%
Alere, Inc.,
Incremental Term Loan	4.75%	06/30/17	$1,145	$1,160,393
Incremental Term Loan B2	4.75%	06/30/17	516	522,722
Term Loan B	4.75%	06/30/17	1,742	1,765,059
AMN Healthcare, Inc., Term Loan B	5.75%	04/05/18	915	924,077
ATI Holdings, Inc., Term Loan	5.75%	12/20/19	957	967,537
Biomet Inc., Extended Term Loan B	4.00%	07/25/17	9,926	10,019,325
CareStream Health, Inc., Term Loan B	5.00%	02/25/17	5,180	5,205,634
Community Health Systems, Inc., Extended Term Loan B	3.79%	01/25/17	239	240,844
DaVita, Inc.,
Term Loan A3(g)	—	11/01/17	5,000	5,006,950
Term Loan B	4.50%	10/20/16	4,943	4,996,530
DJO Finance LLC,
Extended Term Loan B2	5.20%	11/01/16	4,274	4,317,106
Term Loan B3	6.25%	09/15/17	3,816	3,858,980
Drumm Investors, LLC, Term Loan	5.00%	05/04/18	3,378	3,252,745
Genoa Healthcare Group, LLC,
PIK Second Lien Term Loan(e)	14.00%	02/10/15	769	538,344
Term Loan B	7.25%	08/08/14	48	40,356
HCA, Inc.,
Extended Term Loan B2	3.56%	03/31/17	4,437	4,464,329
Extended Term Loan B3	3.45%	05/01/18	3,400	3,422,137
HCR Healthcare, LLC, Term Loan	5.00%	04/06/18	550	531,627
Health Management Associates, Inc., Term Loan B	4.50%	11/16/18	1,629	1,649,223
Hologic Inc., Term Loan B	4.50%	08/01/19	2,124	2,153,693
Intertrust Group Holding S.A. (Netherlands), Term Loan B(g)	—	02/15/20	1,340	1,342,992
Kindred Healthcare, Inc.,
Term Loan	5.25%	06/01/18	895	897,073
Term Loan	5.25%	06/01/18	3,232	3,238,902
Kinetic Concepts, Inc., Term Loan C1	5.50%	05/04/18	12,910	13,108,473
Pharmaceutical Product Development, Inc., Term Loan B	4.25%	12/05/18	664	670,443
Sage Products Holdings, LLC, Term Loan B	4.25%	12/13/19	1,357	1,362,571
Surgery Center Holdings, Inc., Term Loan B (Acquired 05/09/11; Cost $1,430,487)	6.50%	02/06/17	1,436	1,439,148
TriZetto Group, Inc.,
Second Lien Term Loan D	8.50%	03/28/19	1,968	1,979,248
Term Loan B	4.75%	05/02/18	2,588	2,592,452
Western Dental Services, Inc., Term Loan B	8.25%	11/01/18	1,895	1,896,779
				83,565,692

Home Furnishings–0.87%
Serta Simmons Holdings, LLC, Term Loan	5.00%	10/01/19	4,646	4,707,933
Springs Windows Fashions, LLC, Term Loan B	6.00%	05/31/17	1,445	1,451,233
Tempur-Pedic International Inc., Term Loan B(g)	—	12/12/19	3,289	3,339,280
Yankee Candle Co., Inc. (The), Term Loan B	5.25%	04/02/19	1,016	1,024,340
				10,522,786

Industrial Equipment–1.48%
Alliance Laundry Systems LLC, Second Lien Term Loan (Acquired 12/07/12;Cost $530,175)	9.50%	12/10/19	535	546,743
Ameriforge Group, Inc.,
First Lien Term Loan	5.00%	12/19/19	1,448	1,466,412
Second Lien Term Loan	8.75%	12/21/20	429	437,665
Apex Tool Group, LLC, Term Loan B	4.50%	01/31/20	2,655	2,687,227
Generac Power Systems, Inc., Term Loan B	6.25%	05/30/18	1,176	1,204,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Industrial Equipment–(continued)
Grede LLC, Term Loan B (Acquired 04/05/12-12/18/12; Cost $2,732,655)	7.00%	04/03/17	$2,769	$2,796,767
Husky Injection Molding Systems Ltd., Term Loan B	5.75%	07/02/18	500	506,875
Manitowoc Co., Inc. (The), Term Loan B	4.25%	11/13/17	380	383,471
Tank Holding Corp., Term Loan	4.25%	07/09/19	2,932	2,948,793
Terex Corp., Term Loan B	4.50%	04/28/17	1,937	1,963,382
Unifrax Corp., Term Loan	4.25%	11/28/18	545	550,905
WESCO Distribution, Inc., Term Loan B	4.50%	12/12/19	2,447	2,478,041
				17,970,434

Insurance–0.16%
AmWINS Group, Inc., First Lien Term Loan(g)	—	09/06/19	577	575,852
Compass Investors Inc., Term Loan	5.25%	12/27/19	943	951,953
HMSC Holdings Corp.,
First Lien Term Loan	2.45%	04/03/14	369	364,525
Second Lien Term Loan	5.70%	10/03/14	105	96,915
				1,989,245

Leisure Goods, Activities & Movies–3.00%
24 Hour Fitness Worldwide, Inc., Term Loan	7.50%	04/22/16	4,144	4,188,797
Alpha Topco Ltd. (United Kingdom), Extended Term Loan B2	6.00%	04/30/19	10,194	10,352,883
AMC Entertainment, Inc., Term Loan B3	4.75%	02/22/18	1,341	1,354,510
AMF Bowling Worldwide, Inc.,
DIP Delayed Draw Term Loan (Acquired 12/14/12; Cost $142,429)(f)	0.00%	06/30/13	142	142,429
DIP Delayed Draw Term Loan (Acquired 12/14/12; Cost $332,334)	7.58%	06/30/13	332	332,334
Second Lien Term Loan (Acquired 06/28/07; Cost $66,603)(c)(d)	0.00%	12/06/13	67	13,737
Term Loan B(d)	3.20%	06/07/13	1,276	1,231,606
Bright Horizons Family Solutions, Inc., Term Loan B	4.00%	01/30/20	3,587	3,616,989
Equinox Holdings, Inc., First Lien Term Loan	5.50%	01/31/20	2,093	2,117,959
IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	4,800	4,838,962
Live Nation Entertainment, Inc., Term Loan B	4.50%	11/07/16	2,179	2,199,081
Six Flags Theme Parks, Inc., Term Loan B	4.00%	12/20/18	588	596,299
Topps Company, Inc. (The), Term Loan (Acquired 10/12/07-02/26/10; Cost $1,495,183)	2.95%	10/13/14	1,542	1,488,151
Zuffa LLC, Term Loan B(g)	—	02/25/20	4,033	4,012,682
				36,486,419

Lodging & Casinos–3.59%
Boyd Gaming Corp.,
Class A Revolver Loan(f)	0.00%	12/17/15	799	776,380
Class A Revolver Loan	2.71%	12/17/15	1,860	1,807,092
Term Loan	3.68%	12/17/15	204	205,314
Term Loan B	5.75%	11/20/17	157	159,206
Caesars Entertainment Operating Co.,
Extended Term Loan B5	4.45%	01/26/18	340	310,041
Extended Term Loan B6	5.45%	01/26/18	23,547	21,693,027
Cannery Casino Resorts, LLC,
Second Lien Term Loan	10.00%	10/02/19	515	494,548
Term Loan B	6.00%	10/02/18	2,773	2,814,092
Centaur Acquisition, LLC, First Lien Term Loan(g)	—	02/20/19	1,904	1,914,633
Golden Nugget, Inc., Second Lien Term Loan	3.46%	11/03/14	117	105,808
Isle of Capri Casinos, Inc., Term Loan B	4.75%	03/24/17	1,911	1,928,785
Las Vegas Sands, LLC, Extended Term Loan B	2.71%	11/23/16	1,344	1,352,097
MGM Resorts International, Term Loan B	4.25%	12/20/19	3,798	3,851,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging & Casinos–(continued)
Station Casinos, Inc., Term Loan B	5.50%	09/27/19	$1,242	$1,252,780
Tropicana Entertainment Inc., Term Loan B	7.50%	03/16/18	1,643	1,659,245
Twin River Worldwide Holdings, Inc., Term Loan	8.50%	11/05/15	3,208	3,241,216
				43,566,208

Nonferrous Metals & Minerals–1.08%
Arch Coal, Inc., Term Loan B	5.75%	05/16/18	4,829	4,926,837
Noranda Aluminum Acquisition Corp., Term Loan B	6.75%	02/28/19	2,123	2,137,163
Walter Energy, Inc., Term Loan B	5.75%	04/02/18	6,053	6,083,260
				13,147,260

Oil & Gas–3.72%
Buffalo Gulf Coast Terminals LLC, Term Loan	5.25%	10/31/17	4,658	4,733,436
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	2,222	2,273,912
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	801	809,652
Delphi Acquisition Holding I B.V. (Netherlands),
Term Loan B1	1.95%	01/12/15	221	218,930
Term Loan B2	2.06%	01/12/15	937	929,560
Term Loan C1	2.94%	01/11/16	205	204,209
Term Loan C2	2.94%	01/11/16	937	930,253
Energy Transfer Equity, L.P., Term Loan B	3.75%	03/24/17	2,500	2,514,837
Glenn Pool Oil & Gas Trust, Term Loan (Acquired 06/08/11; Cost $1,177,276)	4.50%	05/02/16	1,177	1,183,162
NGPL PipeCo LLC, Term Loan B	6.75%	09/15/17	4,356	4,449,037
Obsidian Natural Gas Trust (United Kingdom), Term Loan	7.00%	11/02/15	1,330	1,355,088
Plains Exploration & Production Co., Term Loan	4.00%	11/30/19	7,734	7,775,048
Samson Investment Co., Second Lien Term Loan	6.00%	09/25/18	3,762	3,806,350
Saxon Enterprises, LLC, Term Loan B	6.75%	02/15/19	2,441	2,468,150
Tallgrass Operations, LLC, Term Loan	5.25%	11/13/18	5,227	5,309,897
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,588	3,617,280
Willbros United States Holdings, Inc., Term Loan B	9.50%	06/30/14	2,571	2,551,355
				45,130,156

Publishing–2.93%
Affiliated Media, Inc., Term Loan	8.50%	03/19/14	1,018	1,014,017
Cenveo Corp., Term Loan B	7.00%	12/21/16	3,792	3,819,084
EMI Music Publishing Ltd., Term Loan B	5.50%	06/29/18	4,355	4,416,321
Endurance Business Media, Inc., First Lien Term Loan (Acquired 07/26/06; Cost $81,623)	6.50%	12/15/14	62	12,477
F&W Media, Inc., Term Loan	7.75%	06/09/14	47	43,489
Getty Images, Inc., Term Loan B	4.75%	10/18/19	9,197	9,287,318
Harland Clarke Holdings Corp., Term Loan B2	5.45%	06/30/17	1,706	1,677,495
Interactive Data Corp., Term Loan B	3.75%	02/11/18	898	901,632
Lamar Media Corp., Term Loan B	4.00%	12/30/16	9	9,058
MediMedia USA, Inc.,
Revolver Loan(f)	0.00%	08/15/14	289	261,471
Revolver Loan	3.11%	08/15/14	219	197,516
Term Loan B (Acquired 01/04/13; Cost $273,882)	6.25%	08/15/14	289	269,987
Merrill Communications, LLC, PIK Second Lien Term Loan(c)(d)(e)	0.00%	11/15/13	1,179	1,008,190
Newsday LLC, Term Loan	3.70%	10/12/16	3,895	3,894,697
ProQuest LLC, Term Loan B	6.00%	04/13/18	1,802	1,817,337
Southern Graphics, Inc., Term Loan	5.00%	10/17/19	3,038	3,083,552
Tribune Co., Term Loan B	4.00%	12/31/19	3,798	3,822,830
				35,536,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Radio & Television–3.51%
ASP NEP/NCP Holdco, Inc., Second Lien Term Loan	9.50%	07/22/20	$132	$136,320
Barrington Broadcasting Group LLC, Term Loan B	7.50%	06/14/17	314	317,787
Clear Channel Communications, Inc., Term Loan B	3.85%	01/29/16	11,823	10,153,183
FoxCo Acquisition Sub, LLC, Term Loan B	5.50%	07/14/17	2,000	2,029,705
Granite Broadcasting Corp., Term Loan B (Acquired 05/24/12; Cost $1,809,168)	8.50%	05/23/18	1,850	1,863,487
Gray Television, Inc., Term Loan B	4.75%	10/15/19	2,224	2,252,045
Intelsat Jackson Holdings S.A., Term Loan B1	4.50%	04/02/18	6,969	7,059,371
LIN Television Corp., Term Loan B	4.00%	12/21/18	694	700,966
Local TV Finance, LLC, Term Loan B2	4.21%	05/07/15	1,174	1,182,712
Media Holdco, L.P., Term Loan B	7.25%	06/25/18	1,366	1,380,085
Mission Broadcasting, Inc., Term Loan B	4.50%	12/03/19	138	140,350
NEP Supershooters, L.P., Term Loan	4.75%	01/22/20	1,498	1,491,000
Nexstar Broadcasting, Inc., Term Loan	4.50%	12/03/19	327	331,981
Nine Entertainment Co., Term Loan B	3.50%	02/05/20	4,600	4,609,958
Raycom TV Broadcasting, Inc., Term Loan B	4.25%	05/31/17	2,102	2,104,864
Univision Communications Inc., Term Loan	4.45%	03/31/17	6,805	6,827,619
				42,581,433

Retailers (except Food & Drug)–3.20%
Academy, Ltd., Term Loan	4.75%	08/03/18	2,287	2,319,939
Collective Brands, Inc., Term Loan	7.25%	10/09/19	1,155	1,167,759
David’s Bridal, Inc.,
Asset-Based Revolver Loan	6.50%	10/05/17	1,573	1,433,970
Term Loan B	5.00%	10/11/19	1,230	1,245,104
FTD, Inc., Term Loan	4.75%	06/11/18	2,196	2,207,392
Guitar Center Inc., Extended Term Loan	5.56%	04/10/17	4,387	4,343,130
Gymboree Corp., Term Loan	5.00%	02/23/18	96	92,535
J. Crew Group, Inc., Term Loan B1	4.00%	03/07/18	1,063	1,065,870
Michaels Stores, Inc. Term Loan	3.75%	01/28/20	9,268	9,314,120
National Vision, Inc., Term Loan B	7.00%	08/02/18	1,769	1,791,526
Neiman Marcus Group, Inc. (The), Term Loan B	4.00%	05/16/18	1,969	1,972,610
OSP Group, Inc., Term Loan	5.50%	02/05/20	1,794	1,811,572
Pep Boys–Manny, Moe & Jack (The), Term Loan B	5.00%	10/11/18	1,485	1,503,492
Pilot Travel Centers LLC, Term Loan B2	4.25%	08/07/19	1,523	1,540,807
Savers Inc., Term Loan	5.00%	07/09/19	3,846	3,889,376
Toys ‘R’ Us-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,065	1,042,402
Term Loan B2	5.25%	05/25/18	325	310,080
Term Loan B3	5.25%	05/25/18	215	204,076
Wilton Brands LLC, Term Loan	7.50%	08/30/18	1,527	1,547,838
				38,803,598

Steel–0.46%
JMC Steel Group, Inc., Term Loan	4.75%	04/03/17	1,093	1,101,616
Tube City IMS Corp., Term Loan	5.75%	03/20/19	2,243	2,268,321
Waupaca Foundry, Inc., Term Loan	5.75%	06/29/17	2,183	2,216,157
				5,586,094

Surface Transport–0.64%
Avis Budget Car Rental, LLC, Term Loan C	4.25%	03/15/19	611	614,315
CEVA Group PLC (United Kingdom),
Extended Syn. LOC	0.26%	08/31/16	216	209,721
Extended Tranche B EGL Term Loan	5.30%	08/31/16	1,260	1,224,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Surface Transport–(continued)
JHCI Acquisition, Inc., First Lien Term Loan	2.71%	06/19/14	$2,348	$2,175,968
Kenan Advantage Group, Inc., Term Loan (Acquired 12/20/10; Cost $780,734)	4.50%	06/10/16	786	793,459
Swift Transportation Co. Inc., Term Loan B2	5.00%	12/21/17	2,405	2,426,374
U.S. Shipping Corp.,
Restated Term Loan	9.20%	08/07/13	317	313,831
Second Lien Term Loan	2.50%	08/07/13	95	33,939
				7,792,095

Telecommunications–5.97%
Avaya, Inc.,
Extended Term Loan B3	3.04%	10/24/14	1,043	1,039,204
Extended Term Loan B3	4.79%	10/26/17	9,941	9,281,266
Term Loan B5	8.00%	03/31/18	903	910,461
Cellular South, Inc., Term Loan B	4.50%	07/27/17	6,517	6,570,857
Consolidated Communications, Inc., Term Loan B3	5.25%	12/31/18	7,167	7,263,272
Cricket Communications, Inc., Term Loan	4.75%	10/10/19	2,593	2,609,707
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	5,047	4,997,039
Genesys Telecom Holdings, U.S., Inc., Term Loan B	4.00%	02/08/20	733	738,324
Global Tel*Link Corp., Term Loan B	6.00%	12/14/17	2,506	2,517,059
Level 3 Communications, Inc.,
Term Loan	4.75%	08/01/19	181	182,410
Term Loan B	5.25%	08/01/19	9,328	9,455,271
MetroPCS Wireless, Inc., Term Loan B	4.00%	03/17/18	9,119	9,160,808
NTELOS Inc., Term Loan B	5.75%	11/09/19	4,392	4,304,940
Securus Technologies, Inc.,
Add on Term Loan	6.50%	05/31/17	531	531,176
Term Loan	6.50%	05/31/17	1,034	1,034,962
Syniverse Holdings, Inc.,
Delayed Draw Term Loan(f)	0.00%	04/23/19	4,027	4,026,793
Term Loan	5.00%	04/23/19	2,048	2,066,398
TNS, Inc.,
First Lien Term Loan(g)	—	02/14/20	1,312	1,311,714
Second Lien Term Loan(g)	—	08/14/20	115	115,502
U.S. TelePacific Corp., Term Loan B	5.75%	02/23/17	2,283	2,285,704
Windstream Corp., Term Loan B4	3.50%	01/23/20	2,090	2,108,840
				72,511,707

Utilities–2.01%
AES Corp. (The), Term Loan B	5.00%	06/01/18	1,009	1,015,754
Calpine Corp.,
Term Loan	4.00%	04/02/18	1,728	1,743,332
Term Loan B3	4.00%	10/09/19	6,113	6,170,820
LSP Madison Funding LLC, Term Loan	5.50%	06/28/19	1,273	1,298,646
NRG Energy Inc., Term Loan B	3.25%	07/02/18	980	987,793
NSG Holdings LLC, Term Loan	4.75%	12/11/19	617	629,368
Star West Generation LLC, Term Loan B	6.00%	05/17/18	3,232	3,249,443
Texas Competitive Electric Holdings Co., LLC,
Extended Term Loan	4.73%	10/10/17	5,010	3,436,304
Term Loan	3.73%	10/10/14	8,006	5,786,615
TPF Generation Holdings LLC, Second Lien Term Loan C	4.56%	12/15/14	148	148,194
				24,466,269
Total Variable Rate Senior Loan Interests				1,006,749,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bonds and Notes–6.09%
Air Transport–0.37%
Air Lease Corp.(h)	7.38%	01/30/19	$3,757	$4,019,595
Continental Airlines, Inc.(h)	6.75%	09/15/15	460	485,300
				4,504,895

Asset Management & Custody Banks–0.27%
First Data Corp.(h)	6.75%	11/01/20	3,207	3,303,210

Automotive–0.18%
Goodyear Tire & Rubber Co. (The)	6.50%	03/01/21	1,418	1,448,133
HDTFS Inc.(h)	5.88%	10/15/20	682	712,690
				2,160,823

Cable & Satellite Television–0.13%
Lynx II Corp. (United Kingdom)(h)	5.38%	04/15/21	200	206,000
UPC Broadband Holdings, B.V. (Netherlands)(h)	7.25%	11/15/21	1,074	1,184,085
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.88%	01/15/22	173	188,237
				1,578,322

Chemicals & Plastics–0.49%
INEOS Holdings Ltd.(h)	8.38%	02/15/19	241	264,497
INEOS Holdings Ltd.(h)	7.50%	05/01/20	157	169,953
Momentive Specialty Chemicals, Inc. (Acquired 06/02/06; Cost $87,030)(h)	6.63%	04/15/20	5,355	5,314,837
Taminco Global Chemical Corp.(h)	9.75%	03/31/20	226	250,860
				6,000,147

Containers & Glass Products–1.24%
Ardagh Glass Finance (Ireland)(h)	7.00%	11/15/20	858	863,363
Ardagh Glass Finance (Ireland)(h)	4.88%	11/15/22	514	508,860
Berry Plastics Group, Inc.(i)	5.05%	02/15/15	3,246	3,246,811
Reynolds Group Holdings Inc.	7.88%	08/15/19	1,854	2,055,623
Reynolds Group Holdings Inc.	9.88%	08/15/19	1,879	2,062,202
Reynolds Group Holdings Inc.	5.75%	10/15/20	6,168	6,383,880
				15,120,739

Food Products–0.04%
Chiquita Brands LLC(h)	7.88%	02/01/21	422	429,913

Forest Products–0.14%
Verso Paper Holding LLC	11.75%	01/15/19	1,626	1,717,462

Healthcare–0.81%
Accellent Inc.	8.38%	02/01/17	2,878	3,057,875
Apria Healthcare Group, Inc.	11.25%	11/01/14	4,075	4,212,531
Biomet Inc.(h)	6.50%	08/01/20	469	499,485
DJO Finance LLC	8.75%	03/15/18	1,386	1,531,530
Kindred Healthcare, Inc.	8.25%	06/01/19	542	542,000
				9,843,421

Lodging & Casinos–0.03%
Chester Downs & Marina LLC(h)	9.25%	01/15/20	331	319,415

Nonferrous Metals & Minerals–0.08%
TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,000	1,027,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas–0.13%
NGPL PipeCo LLC(h)	9.63%	06/01/19	$786	$915,690
Tervita Corp. (Canada)(h)	8.00%	11/15/18	654	678,133
				1,593,823

Radio & Television–0.74%
Clear Channel Communications, Inc.(h)	9.00%	12/15/19	3,093	2,891,955
Univision Communications Inc.(h)	6.75%	09/15/22	4,645	5,028,212
Univision Communications Inc.(h)	6.88%	05/15/19	1,000	1,075,000
				8,995,167

Retailers (except Food & Drug)–0.15%
Claire’s Stores, Inc.(h)	9.00%	03/15/19	1,603	1,781,334

Telecommunications–0.51%
Goodman Networks, Inc.(h)	12.13%	07/01/18	2,600	2,899,000
Wind Acquisition Finance S.A. (Italy) (h)	7.25%	02/15/18	1,612	1,668,420
Windstream Corp.	7.50%	06/01/22	1,484	1,569,330
Windstream Corp.(h)	6.38%	08/01/23	17	16,745
				6,153,495

Utilities–0.78%
Calpine Corp.(h)	7.50%	02/15/21	3,185	3,463,356
Calpine Corp.(h)	7.88%	01/15/23	—	286
NRG Energy Inc.	7.63%	05/15/19	4,698	5,062,095
NRG Energy Inc.(h)	6.63%	03/15/23	880	937,200
				9,462,937
Total Bonds and Notes				73,992,603

Structured Products–3.55%
Apidos Cinco CDO Ltd. (Cayman Islands)(h)(i)	4.54%	05/14/20	345	317,586
Apidos CLO IX Ltd. (Cayman Islands)(h)(i)	6.80%	07/15/23	958	955,570
Apidos CLO X Ltd. (Cayman Islands)(h)(i)	6.73%	10/30/22	1,367	1,353,663
Apidos CLO X Ltd. (Cayman Islands)(h)(i)	6.73%	10/30/22	1,750	1,732,926
Apidos CLO XI Ltd.(h)(i)	5.25%	01/17/23	2,070	1,940,359
Apidos Quattro CDO Ltd. (Cayman Islands)(h)(i)	3.90%	01/20/19	408	362,048
Ares XI CLO Ltd.(h)(i)	3.31%	10/11/21	724	675,195
Atrium IV CDO Corp.(h)	9.18%	06/08/19	205	210,315
Banc of America Large Loan Trust(h)(i)	2.50%	11/12/15	11,474	11,302,086
Columbus Nova CLO Ltd.(h)(i)	3.89%	05/16/19	429	379,365
Columbus Nova CLO Ltd.(h)(i)	3.89%	05/16/19	1,093	966,541
Flagship CLO VI Corp.(h)(i)	5.06%	06/10/21	987	902,875
Flagship CLO VI Corp.(h)(i)	5.06%	06/10/21	1,154	1,055,696
Four Corners CLO II, Ltd.(h)(i)	2.15%	01/26/20	103	93,915
Four Corners CLO II, Ltd.(h)(i)	2.15%	01/26/20	310	282,657
Genesis CLO Ltd. (h)(i)	6.81%	10/10/14	1,007	1,023,225
Gramercy Park CLO Ltd.(h)(i)	6.18%	07/17/23	1,336	1,277,852
Halcyon Loan Investors CLO II, Ltd. (Cayman Islands)(h)(i)	3.90%	04/24/21	917	811,507
ING Investment Management CLO I Ltd. (Cayman Islands) (h)(i)	5.00%	04/15/24	2,308	2,152,299
ING Investment Management CLO III, Ltd.(h)(i)	3.80%	12/13/20	1,188	1,046,782
ING Investment Management CLO III, Ltd.(h)(i)	6.15%	10/15/22	493	483,881
ING Investment Management CLO IV, Ltd. (Cayman Islands)(h)(i)	4.55%	06/14/22	293	262,245
ING Investment Management CLO IV, Ltd.(h)(i)	5.75%	10/15/23	1,861	1,803,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Structured Products–(continued)
KKR Financial CLO Ltd.(h)(i)	5.50%	12/15/24	$2,100	$2,033,435
Madison Park Funding IV Ltd.(h)(i)	3.91%	03/22/21	1,344	1,243,752
Pacifica CDO VI, Ltd.(h)(i)	4.04%	08/15/21	565	501,509
Sierra CLO II Ltd.(i)	3.80%	01/22/21	733	604,769
Silverado CLO II Ltd.(h)(i)	4.05%	10/16/20	886	779,046
Slater Mill Loan Fund, L.P.(h)(i)	5.79%	08/17/22	1,108	1,077,047
Symphony CLO IX, Ltd.(h)(i)	5.30%	04/16/22	1,901	1,771,191
Symphony CLO VIII, Ltd.(h)(i)	6.06%	01/09/23	1,035	1,006,864
Symphony CLO XI, Ltd.(h)(i)	5.31%	01/17/25	2,640	2,641,241
Total Structured Products				43,050,574

			Shares
Common Stocks & Other Equity Interests–0.51%
Aerospace & Defense–0.01%
ACTS Aero Technical Support & Services, Inc.(h)(j)			122,977	61,489

Automotive–0.01%
Dayco Products, LLC(h)(j)			3,261	97,830
Dayco Products, LLC(h)(j)			856	25,680
				123,510

Building & Development–0.00%
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/10-07/15/10; Cost $664,569)(h)(j)			518	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/10; Cost $3,408,940)(h)(j)			4	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0)(h)(j)			17	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0)(h)(j)			24	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0)(h)(j)			27	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0)(h)(j)			30	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0)(h)(j)			34	0
				0

Building Products–0.19%
Masonite Worldwide Holdings, Inc. (Canada)(h)(j)			53,093	2,356,002

Chemicals & Plastics–0.01%
Metokote Corp., Wts. expiring 11/22/23 (Acquired 12/05/11; Cost $0)(h)(j)			61	106,598

Construction & Engineering–0.00%
United Subcontractors, Inc.(h)(j)			4,840	4,841

Electric Utilities–0.00%
Bicent Power, LLC–Series A,–Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0)(h)(j)			101	0
Bicent Power, LLC–Series B,–Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0)(h)(j)			164	0
				0

Financial Intermediaries–0.00%
Bankruptcy Management Solutions, Inc.(h)(k)			214	2
Bankruptcy Management Solutions, Inc.,–Wts. expiring 10/01/17 (Acquired 07/21/06; Cost $0)(h)(k)			18	0
				2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Floating Rate Fund

	Shares	Value
Lodging & Casinos–0.03%
Twin River Worldwide Holdings, Inc., Class A(h)(j)	18,663	$402,430

Paper Products–0.00%
Xerium Technologies, Inc.(j)	1,766	8,989

Publishing–0.04%
Endurance Business Media, Inc., Class A(h)(j)	124	1,235
F&W Media, Inc.(h)(k)	288	36
F&W Media, Inc., Wts. expiring 06/09/14(h)(k)	496	62
Tribune Co., Class A(k)	9,050	479,650
		480,983

Radio & Television–0.19%
Ion Media Networks, Inc.(h)(j)	4,471	2,235,500

Surface Transport–0.00%
U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $0)(h)(j)	6,189	0
U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $87,805)(h)(j)	87,805	0
		0

Telecommunications–0.03%
FairPoint Communications, Inc.(j)	44,928	375,149
Total Common Stocks & Other Equity Interests		6,155,493

Money Market Funds–11.22%
Liquid Assets Portfolio–Institutional Class(l)	68,152,768	68,152,768
Premier Portfolio–Institutional Class(l)	68,152,769	68,152,769
Total Money Market Funds		136,305,537
TOTAL INVESTMENTS–104.27% (Cost $1,262,225,363)		1,266,253,795
OTHER ASSETS LESS LIABILITIES–(4.27)%		(51,888,342)
NET ASSETS–100.00%		$1,214,365,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Floating Rate Fund

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-possession
LOC	– Letter of Credit
PIK	– Payment in Kind
Syn LOC	– Synthetic Letter of Credit

Notes to Schedule of Investments:

(a)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at February 28, 2013 was $3,279,055, which represented less than 1% of the Fund’s Net Assets.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	All or a portion of this security is Payment-in-Kind.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	This floating rate interest will settle after February 28, 2013, at which time the interest rate will be determined.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $87,813,141, which represented 7.23% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(j)	Non-income producing securities acquired through the restructuring of senior loans.
(k)	Acquired as part of a bankruptcy restructuring.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality rating, based on total investments

as of February 28, 2013

Baa2	0.3%
Baa3	0.9
Ba1	5.5
Ba2	10.2
Ba3	22.5
B1	33.5
B2	12.1
B3	1.5
CAA1	2.8
CAA2	0.6
CAA3 or lower	0.9
Not-Rated	8.7
Equity	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,125,919,826)	$1,129,948,258
Investments in affiliated money market funds, at value and cost	136,305,537
Total investments, at value (Cost $1,262,225,363)	1,266,253,795
Cash	21,397,444
Cash segregated as collateral	889,094
Receivable for:
Investments sold	36,123,617
Interest and fees	5,429,540
Fund shares sold	11,757,585
Investments matured	5,902,705
Investment for trustee deferred compensation and retirement plans	41,447
Other assets	96,307
Total assets	1,347,891,534

Liabilities:
Payable for:
Investments purchased	128,366,659
Income distributions	648,246
Fund shares repurchased	3,787,786
Accrued fees to affiliates	458,876
Accrued trustees’ and officers’ fees and benefits	7,804
Accrued other operating expenses	139,726
Trustee deferred compensation and retirement plans	116,984
Total liabilities	133,526,081
Net assets applicable to shares outstanding	$1,214,365,453

Net assets consist of:
Shares of beneficial interest	$1,221,412,052
Undistributed net investment income	828,800
Undistributed net realized gain (loss)	(11,903,831)
Unrealized appreciation	4,028,432
$1,214,365,453

Net Assets:
Class A	$580,925,457
Class C	$305,834,882
Class R	$2,000,144
Class Y	$257,396,640
Class R5	$15,843,987
Class R6	$52,364,343

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	73,191,172
Class C	38,706,897
Class R	251,511
Class Y	32,486,447
Class R5	1,995,733
Class R6	6,596,089
Class A:
Net asset value per share	$7.94
Maximum offering price per share
(Net asset value of $7.94 ÷ 97.50%)	$8.14
Class C:
Net asset value and offering price per share	$7.90
Class R:
Net asset value and offering price per share	$7.95
Class Y:
Net asset value and offering price per share	$7.92
Class R5:
Net asset value and offering price per share	$7.94
Class R6:
Net asset value and offering price per share	$7.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Floating Rate Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Interest	$27,882,118
Dividends	936,267
Dividends from affiliated money market funds	46,057
Other income	2,433,413
Total investment income	31,297,855

Expenses:
Advisory fees	3,192,855
Administrative services fees	129,723
Custodian fees	237,885
Distribution fees:
Class A	620,515
Class C	1,026,187
Class R	4,731
Interest, facilities and maintenance fees	121,259
Transfer agent fees — A, C, R & Y	413,113
Transfer agent fees — R5	4,333
Transfer agent fees — R6	74
Trustees’ and officers’ fees and benefits	25,776
Other	203,717
Total expenses	5,980,168
Less: Fees waived and expense offset arrangement(s)	(47,581)
Net expenses	5,932,587
Net investment income	25,365,268

Realized and unrealized gain:
Net realized gain from investment securities	9,860,338
Change in net unrealized appreciation of investment securities	11,085,149
Net realized and unrealized gain	20,945,487
Net increase in net assets resulting from operations	$46,310,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income	$25,365,268	$40,368,760
Net realized gain	9,860,338	6,889,134
Change in net unrealized appreciation	11,085,149	39,591,498
Net increase in net assets resulting from operations	46,310,755	86,849,392

Distributions to shareholders from net investment income:
Class A	(12,246,491)	(19,919,096)
Class C	(6,084,819)	(11,021,656)
Class R	(44,633)	(71,261)
Class Y	(4,851,402)	(6,619,187)
Class R5	(506,507)	(2,766,115)
Class R6	(1,155,567)	—
Total distributions to shareholders from net investment income	(24,889,419)	(40,397,315)

Share transactions-net:
Class A	122,403,627	(25,517,343)
Class C	41,256,939	(23,017,848)
Class R	180,940	204,697
Class Y	87,882,635	33,082,924
Class R5	(42,864,759)	6,259,440
Class R6	51,715,791	—
Net increase (decrease) in net assets resulting from share transactions	260,575,173	(8,988,130)
Net increase in net assets	281,996,509	37,463,947

Net assets:
Beginning of period	932,368,944	894,904,997
End of period (includes undistributed net investment income of $828,800 and $352,951, respectively)	$1,214,365,453	$932,368,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Floating Rate Fund

Statement of Cash Flows

For the six months ended February 28, 2013

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$46,310,755

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investments	(706,311,687)
Proceeds from disposition of investments and principal payments	571,503,641
Increase in receivables and other assets	(6,716,814)
Amortization of premiums and accretion of discounts on investment securities	(2,957,307)
Increase in accrued expenses and other payables	49,145
Net unrealized appreciation on investment securities	(11,085,149)
Net realized gain from investment securities	(9,860,338)
Net cash provided by operating activities	(119,067,754)

Cash provided by (used in) financing activities:
Dividends paid to shareholders	(6,900,167)
Proceeds from shares of beneficial interest sold	412,692,165
Decrease in payable for amount due custodian	(777,324)
Disbursements from shares of beneficial interest reacquired	(175,143,575)
Net cash provided by (used in) financing activities	229,871,099
Net increase in cash and cash equivalents	110,803,345
Cash and cash equivalents at beginning of period	46,899,636
Cash and cash equivalents at end of period	$157,702,981

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	17,945,765

Supplemental disclosure of cash flow information:
Cash paid during the six months ended February 28, 2013 for interest, facilities and maintenance fees was	$127,566

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

24                         Invesco Floating Rate Fund

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

25                         Invesco Floating Rate Fund

D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
K.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
L.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
M.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

26                         Invesco Floating Rate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $4.5 billion	0.60%
Next $5 billion	0.575%
Over $10 billion	0.55%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees of $46,340.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $157,351 in front-end sales commissions from the sale of Class A shares and $16,227 and $12,156 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

27                         Invesco Floating Rate Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$139,525,327	$2,829,105	$106,598	$142,461,030
Variable Rate Senior Loan Interests	—	956,939,617	49,809,971	1,006,749,588
Bonds and Notes	—	73,992,603	—	73,992,603
Structured Products	—	43,050,574	—	43,050,574
Total Investments	$139,525,327	$1,076,811,899	$49,916,569	$1,266,253,795

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Variable Rate Senior Loan Interests during the year ended February 28, 2013:

	Beginning Balance, as of February 29, 2012	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net change in unrealized appreciation/ (depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of February 28, 2013
Variable Rate Senior Loan Interests	$—	$28,014,145	$(594,537)	$22,351	$8,733	$422,768	$21,936,511	$—	$49,809,971

The Variable Rate Senior Loan Interests determined to be level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service.

Investments in Variable Rate Senior Loan Interests were transferred from Level 2 to Level 3 due to third-party vendor quotations utilizing single market quotes and was assumed to have occurred at the end of the reporting period.

A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $1,241.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Borrowings

The Board of Trustees of the Fund approved a revolving line of credit agreement with SSB in which the Fund may borrow up to the lesser of (1) $150,000,000 or (2) the limits set by its prospectus for borrowings. This agreement has been renewed and will expire on September 17, 2013. Prior to September 20, 2011, the fund was party to a committed line of credit with JPMorgan Chase Bank.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Unfunded Loan Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

28                         Invesco Floating Rate Fund

At the six months ended February 28, 2013, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$1,747,822	$1,573,039

As of February 28, 2013, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Principal Amount	Value
AMF Bowling Worldwide, Inc.	Delayed Draw Term Loan	$142,429	$142,429
Boyd Gaming Corp.	Revolver Loan	799,020	776,380
Delta Air Lines, Inc.	Revolver Loan	4,488,929	4,148,534
Lake at Las Vegas Joint Venture, LLC	Revolver Loan	10,794	5,936
MediMedia USA, Inc.	Revolver Loan	289,324	261,471
Realogy Corp.	Revolver Loan	1,084,001	1,078,581
Reynolds Group Holdings Inc.	Revolver Loan	3,986,510	3,984,019
Syniverse Holdings, Inc.	Delayed Draw Term Loan	4,026,793	4,026,793
West Corp.	Revolver Loan	1,747,822	1,573,039
		$16,575,622	$15,997,182

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2013	$2,087,714	$—	$2,087,714
August 31, 2014	2,498,917	—	2,498,917
August 31, 2016	1,685,685	—	1,685,685
August 31, 2017	13,482,530	—	13,482,530
	$19,754,846	$—	$19,754,846

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $800,771,935 and $602,486,739, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,003,873
Aggregate unrealized (depreciation) of investment securities	(16,894,453)
Net unrealized appreciation of investment securities	$2,109,420

Cost of investments for tax purposes is $1,264,144,375.

29                         Invesco Floating Rate Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	22,152,597	$174,653,819	22,275,912	$170,426,665
Class C	8,368,311	65,707,773	5,871,052	44,618,527
Class R	80,144	632,838	86,374	660,015
Class Y	15,058,308	118,653,420	12,131,084	92,783,961
Class R5	1,029,744	8,110,184	1,687,281	12,812,506
Class R6(b)	6,532,722	51,226,244	—	—

Issued as reinvestment of dividends:
Class A	1,109,689	8,756,359	1,902,814	14,507,416
Class C	559,576	4,392,704	1,032,010	7,833,248
Class R	5,560	43,859	8,616	65,877
Class Y	416,633	3,280,091	509,053	3,887,695
Class R5	40,235	317,163	357,609	2,728,198
Class R6	146,575	1,155,589	—	—

Reacquired:(c)
Class A	(7,749,409)	(61,006,551)	(27,781,004)	(210,451,424)
Class C	(3,680,060)	(28,843,538)	(10,015,718)	(75,469,623)
Class R	(62,655)	(495,757)	(68,852)	(521,195)
Class Y	(4,338,699)	(34,050,876)	(8,435,063)	(63,588,732)
Class R5	(6,542,481)	(51,292,106)	(1,232,413)	(9,281,264)
Class R6	(83,208)	(666,042)	—	—
Net increase (decrease) in share activity	33,043,582	$260,575,173	(1,671,245)	$(8,988,130)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	Net of redemption fees of $21,733 allocated among the classes based on relative net assets of each class for the year ended August 31, 2012.

30                         Invesco Floating Rate Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period		Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/13	$7.77	$0.20	$0.16	$0.36	$(0.19)	$7.94		4.73%	$580,925	1.09	%(d)(e)	1.10	%(d)(e)	5.03	%(d)	61%
Year ended 08/31/12	7.36	0.37	0.41	0.78	(0.37)	7.77	(f)	10.75	448,142	1.11	(e)	1.11	(e)	4.80		82
Year ended 08/31/11	7.47	0.35	(0.11)	0.24	(0.35)	7.36	(f)	3.07	450,750	0.99	(e)	1.00	(e)	4.53		152
Year ended 08/31/10	7.09	0.40	0.39 (g)	0.79	(0.41)	7.47	(f)	11.28 (g)	359,476	1.12	(e)	1.14	(e)	5.34		106
Year ended 08/31/09	7.99	0.41	(0.89)	(0.48)	(0.42)	7.09	(f)	(4.97)	218,448	1.24	(e)	1.25	(e)	6.50		52
Year ended 08/31/08	8.67	0.53	(0.68)	(0.15)	(0.53)	7.99	(f)	(1.80)	141,803	1.36	(e)	1.37	(e)	6.36		66
Class C
Six months ended 02/28/13	7.73	0.17	0.17	0.34	(0.17)	7.90		4.48	305,835	1.59	(d)(e)	1.60	(d)(e)	4.53	(d)	61
Year ended 08/31/12	7.32	0.33	0.41	0.74	(0.33)	7.73	(f)	10.24	258,800	1.61	(e)	1.61	(e)	4.30		82
Year ended 08/31/11	7.44	0.31	(0.12)	0.19	(0.31)	7.32	(f)	2.41	267,796	1.49	(e)	1.50	(e)	4.03		152
Year ended 08/31/10	7.06	0.36	0.39 (g)	0.75	(0.37)	7.44	(f)	10.75 (g)	189,966	1.62	(e)	1.64	(e)	4.84		106
Year ended 08/31/09	7.97	0.38	(0.90)	(0.52)	(0.39)	7.06	(f)	(5.61)	103,975	1.74	(e)	1.75	(e)	6.00		52
Year ended 08/31/08	8.65	0.48	(0.68)	(0.20)	(0.48)	7.97	(f)	(2.31)	68,452	1.86	(e)	1.87	(e)	5.86		66
Class R
Six months ended 02/28/13	7.79	0.19	0.15	0.34	(0.18)	7.95		4.47	2,000	1.34	(d)(e)	1.35	(d)(e)	4.78	(d)	61
Year ended 08/31/12	7.37	0.35	0.42	0.77	(0.35)	7.79	(f)	10.61	1,779	1.36	(e)	1.36	(e)	4.55		82
Year ended 08/31/11	7.49	0.33	(0.12)	0.21	(0.33)	7.37	(f)	2.68	1,491	1.24	(e)	1.25	(e)	4.28		152
Year ended 08/31/10	7.10	0.39	0.39 (g)	0.78	(0.39)	7.49	(f)	11.15 (g)	1,080	1.37	(e)	1.39	(e)	5.09		106
Year ended 08/31/09	8.00	0.40	(0.89)	(0.49)	(0.41)	7.10	(f)	(5.19)	427	1.49	(e)	1.50	(e)	6.25		52
Year ended 08/31/08	8.66	0.51	(0.66)	(0.15)	(0.51)	8.00	(f)	(1.81)	330	1.61	(e)	1.62	(e)	6.11		66
Class Y
Six months ended 02/28/13	7.76	0.21	0.15	0.36	(0.20)	7.92		4.73	257,397	0.84	(d)(e)	0.85	(d)(e)	5.28	(d)	61
Year ended 08/31/12	7.34	0.38	0.42	0.80	(0.38)	7.76	(f)	11.19	165,609	0.86	(e)	0.86	(e)	5.05		82
Year ended 08/31/11	7.46	0.37	(0.12)	0.25	(0.37)	7.34	(f)	3.19	125,900	0.74	(e)	0.75	(e)	4.78		152
Year ended 08/31/10	7.07	0.42	0.39 (g)	0.81	(0.42)	7.46	(f)	11.72 (g)	93,479	0.87	(e)	0.89	(e)	5.59		106
Year ended 08/31/09(h)	7.29	0.41	(0.24)	0.17	(0.39)	7.07	(f)	3.48	20,176	1.00	(e)(i)	1.00	(e)(i)	6.74	(i)	52
Class R5
Six months ended 02/28/13	7.77	0.21	0.16	0.37	(0.20)	7.94		4.87	15,844	0.80	(d)(e)	0.81	(d)(e)	5.32	(d)	61
Year ended 08/31/12	7.36	0.39	0.41	0.80	(0.39)	7.77	(f)	11.13	58,039	0.77	(e)	0.77	(e)	5.14		82
Year ended 08/31/11	7.47	0.38	(0.12)	0.26	(0.37)	7.36	(f)	3.40	48,967	0.68	(e)	0.69	(e)	4.84		152
Year ended 08/31/10	7.09	0.42	0.39 (g)	0.81	(0.43)	7.47	(f)	11.65 (g)	37,580	0.79	(e)	0.81	(e)	5.67		106
Year ended 08/31/09	7.99	0.44	(0.89)	(0.45)	(0.45)	7.09	(f)	(4.62)	38,720	0.88	(e)	0.89	(e)	6.86		52
Year ended 08/31/08	8.67	0.56	(0.68)	(0.12)	(0.56)	7.99	(f)	(1.46)	50,786	1.01	(e)	1.02	(e)	6.71		66
Class R6
Six months ended 02/28/13(h)	7.84	0.18	0.10	0.28	(0.18)	7.94		3.62	52,364	0.73	(d)(e)	0.74	(d)(e)	5.39	(d)	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $500,526, $275,918, $1,908, $189,685, $19,359 and $50,455 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Ratio includes line of credit expense of 0.02%, 0.03%, 0.01%, 0.02%, 0.02% and 0.06% for the six months ended February 28, 2013 and the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and August 31, 2008, respectively.
(f)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(g)	Includes the impact of the valuation policy on Corporate Loans effective January 1, 2010. Had the policy change not occurred, Net gains on securities (both realized and unrealized) per share would have been $0.33, $0.33, $0.33, $0.33 and $0.33 for Class A, Class C, Class R, Class Y and Class R5 shares, respectively, and total returns would have been lower.
(h)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y and Class R6, respectively.
(i)	Annualized.

31                         Invesco Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[3]
A	$1,000.00	$1,047.30	$5.53	$1,019.39	$5.46	1.09%
C	1,000.00	1,044.80	8.06	1,016.91	7.95	1.59
R	1,000.00	1,044.70	6.79	1,018.15	6.71	1.34
Y	1,000.00	1,047.30	4.26	1,020.63	4.21	0.84
R5	1,000.00	1,048.70	4.06	1,020.83	4.01	0.80
R6	1,000.00	1,036.20	3.22	1,021.17	3.66	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012, through February 28, 2013 (as of close of business September 24, 2012, through February 28, 2013 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 158 (as of close of business September 24, 2012, through February 28, 2013)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

32                         Invesco Floating Rate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 FLR-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco S&P 500 Index Fund

Nasdaq:

A: SPIAX ¡ B: SPIBX ¡ C: SPICX ¡ Y: SPIDX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
12	Financial Statements
14	Notes to Financial Statements
20	Financial Highlights
21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.69%
Class B Shares	8.22
Class C Shares	8.24
Class Y Shares	8.79
S&P 500 Index‚ (Broad Market/Style-Specific Index)	8.95
Lipper S&P 500 Objective Funds Index¡ (Peer Group Index)	8.81
Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ¡Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns

As of 2/28/13, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	4.01%
10 Years	7.07
5 Years	3.32
1 Year	6.59

Class B Shares
Inception (9/26/97)	3.97%
10 Years	7.04
5 Years	3.36
1 Year	7.03

Class C Shares
Inception (9/26/97)	3.61%
10 Years	6.88
5 Years	3.73
1 Year	11.03

Class Y Shares
Inception (9/26/97)	4.64%
10 Years	7.95
5 Years	4.77
1 Year	13.12

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor

Average Annual Total Returns

As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	3.62%
10 Years	5.94
5 Years	0.08
1 Year	8.93

Class B Shares
Inception (9/26/97)	3.59%
10 Years	5.90
5 Years	0.08
1 Year	9.51

Class C Shares
Inception (9/26/97)	3.23%
10 Years	5.77
5 Years	0.48
1 Year	13.52

Class Y Shares
Inception (9/26/97)	4.25%
10 Years	6.81
5 Years	1.49
1 Year	15.67

fund and Invesco S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.67%, 1.42%, 1.42% and 0.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                Invesco S&P 500 Index Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

         You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                 Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.07%
Advertising–0.15%
Interpublic Group of Cos., Inc. (The)	17,395	$222,308
Omnicom Group Inc.	10,679	614,363
		836,671

Aerospace & Defense–2.32%
Boeing Co. (The)	27,367	2,104,522
General Dynamics Corp.	13,337	906,516
Honeywell International Inc.	31,589	2,214,389
L-3 Communications Holdings, Inc.	3,755	286,394
Lockheed Martin Corp.	10,828	952,864
Northrop Grumman Corp.	9,933	652,399
Precision Castparts Corp.	5,845	1,090,619
Raytheon Co.	13,253	723,216
Rockwell Collins, Inc.	5,653	339,802
Textron Inc.	11,400	328,890
United Technologies Corp.	34,002	3,078,881
		12,678,492

Agricultural Products–0.16%
Archer-Daniels-Midland Co.	26,591	847,189

Air Freight & Logistics–0.79%
C.H. Robinson Worldwide, Inc.	6,453	367,950
Expeditors International of Washington, Inc.	8,467	328,943
FedEx Corp.	11,744	1,238,170
United Parcel Service, Inc.–Class B	28,811	2,381,229
		4,316,292

Airlines–0.06%
Southwest Airlines Co.	29,759	348,180

Aluminum–0.07%
Alcoa Inc.	43,034	366,650

Apparel Retail–0.55%
Abercrombie & Fitch Co.–Class A	3,189	148,703
Gap, Inc. (The)	11,992	394,777
Limited Brands, Inc.	9,695	441,316
Ross Stores, Inc.	8,964	519,553
TJX Cos., Inc. (The)	29,407	1,322,433
Urban Outfitters, Inc.(b)	4,386	177,721
		3,004,503

Apparel, Accessories & Luxury Goods–0.40%
Coach, Inc.	11,469	554,297
Fossil, Inc.(b)	2,141	220,031
PVH Corp.	3,150	383,827
Ralph Lauren Corp.	2,450	425,001
VF Corp.	3,550	572,473
		2,155,629

Application Software–0.60%
Adobe Systems Inc.(b)	19,963	784,546
Autodesk, Inc.(b)	9,108	334,446

	Shares	Value
Application Software–(continued)
Citrix Systems, Inc.(b)	7,557	$535,791
Intuit Inc.	11,222	723,594
Salesforce.com, Inc.(b)	5,267	891,282
		3,269,659

Asset Management & Custody Banks–1.23%
Ameriprise Financial, Inc.	8,298	569,492
Bank of New York Mellon Corp. (The)	47,124	1,278,945
BlackRock, Inc.	5,058	1,212,656
Franklin Resources, Inc.	5,540	782,525
Invesco Ltd.(c)	17,906	479,702
Legg Mason, Inc.	4,722	134,577
Northern Trust Corp.	8,764	465,982
State Street Corp.	18,743	1,060,666
T. Rowe Price Group Inc.	10,297	733,043
		6,717,588

Auto Parts & Equipment–0.32%
BorgWarner, Inc.(b)	4,719	351,141
Delphi Automotive PLC (United Kingdom)(b)	11,908	498,350
Johnson Controls, Inc.	27,608	868,823
		1,718,314

Automobile Manufacturers–0.36%
Ford Motor Co.	153,748	1,938,762

Automotive Retail–0.27%
AutoNation, Inc.(b)	1,564	68,456
AutoZone, Inc.(b)	1,489	566,043
CarMax, Inc.(b)	9,253	355,408
O’Reilly Automotive, Inc.(b)	4,621	470,141
		1,460,048

Biotechnology–1.73%
Alexion Pharmaceuticals, Inc.(b)	7,806	677,092
Amgen Inc.	30,900	2,824,569
Biogen Idec Inc.(b)	9,556	1,589,545
Celgene Corp.(b)	17,056	1,759,838
Gilead Sciences, Inc.(b)	61,104	2,609,752
		9,460,796

Brewers–0.05%
Molson Coors Brewing Co.–Class B	6,237	275,738

Broadcasting–0.36%
CBS Corp.–Class B	23,828	1,033,897
Discovery Communications, Inc.–Class A(b)	9,632	706,314
Scripps Networks Interactive–Class A	3,538	223,071
		1,963,282

Building Products–0.05%
Masco Corp.	14,362	276,612

Cable & Satellite–1.21%
Cablevision Systems Corp.–Class A	8,737	122,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco S&P 500 Index Fund

	Shares	Value
Cable & Satellite–(continued)
Comcast Corp.–Class A	107,156	$4,263,737
DIRECTV(b)	24,361	1,173,469
Time Warner Cable Inc.	12,168	1,051,194
		6,610,631

Casinos & Gaming–0.10%
International Game Technology	10,739	171,180
Wynn Resorts Ltd.	3,175	371,157
		542,337

Coal & Consumable Fuels–0.10%
CONSOL Energy Inc.	9,223	296,519
Peabody Energy Corp.	10,859	234,120
		530,639

Commodity Chemicals–0.16%
LyondellBasell Industries N.V.–Class A	15,261	894,600

Communications Equipment–1.97%
Cisco Systems, Inc.	214,099	4,463,964
F5 Networks, Inc.(b)	3,138	296,321
Harris Corp.	4,616	221,891
JDS Uniphase Corp.(b)	9,434	133,586
Juniper Networks, Inc.(b)	20,790	429,937
Motorola Solutions, Inc.	11,311	703,657
QUALCOMM, Inc.	68,715	4,509,766
		10,759,122

Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	10,794	177,130
GameStop Corp.–Class A	4,854	121,641
		298,771

Computer Hardware–3.51%
Apple Inc.	37,933	16,743,626
Dell Inc.	58,847	820,916
Hewlett-Packard Co.	79,287	1,596,840
		19,161,382

Computer Storage & Peripherals–0.69%
EMC Corp.(b)	84,951	1,954,722
NetApp, Inc.(b)	14,447	488,742
SanDisk Corp.(b)	9,703	488,934
Seagate Technology PLC	13,547	435,672
Western Digital Corp.	8,814	415,668
		3,783,738

Construction & Engineering–0.17%
Fluor Corp.	6,701	414,792
Jacobs Engineering Group, Inc.(b)	5,266	257,192
Quanta Services, Inc.(b)	8,628	245,035
		917,019

Construction & Farm Machinery & Heavy Trucks–1.03%
Caterpillar Inc.	26,376	2,436,351
Cummins Inc.	7,152	828,702
Deere & Co.	15,752	1,383,498
Joy Global Inc.	4,237	268,372

	Shares	Value
Construction & Farm Machinery & Heavy Trucks–(continued)
PACCAR Inc.	14,217	$674,312
		5,591,235

Construction Materials–0.05%
Vulcan Materials Co.	5,199	264,785

Consumer Electronics–0.05%
Garmin Ltd.	4,428	152,058
Harman International Industries, Inc.	2,750	116,737
		268,795

Consumer Finance–0.88%
American Express Co.	39,260	2,440,009
Capital One Financial Corp.	23,469	1,197,623
Discover Financial Services	20,355	784,278
SLM Corp.	18,636	353,525
		4,775,435

Data Processing & Outsourced Services–1.62%
Automatic Data Processing, Inc.	19,588	1,201,920
Computer Sciences Corp.	6,261	300,716
Fidelity National Information Services, Inc.	10,056	378,608
Fiserv, Inc.(b)	5,380	441,752
MasterCard, Inc.–Class A	4,316	2,234,911
Paychex, Inc.	13,085	433,114
Total System Services, Inc.	6,524	155,010
Visa Inc.–Class A	21,021	3,334,771
Western Union Co. (The)	24,056	337,506
		8,818,308

Department Stores–0.27%
JC Penney Co., Inc.	5,713	100,378
Kohl’s Corp.	8,532	393,325
Macy’s, Inc.	15,939	655,093
Nordstrom, Inc.	6,156	333,778
		1,482,574

Distillers & Vintners–0.19%
Beam Inc.	6,407	391,019
Brown-Forman Corp.–Class B	6,102	400,413
Constellation Brands, Inc.–Class A(b)	6,106	270,130
		1,061,562

Distributors–0.08%
Genuine Parts Co.	6,284	446,353

Diversified Banks–1.79%
Comerica Inc.	7,674	263,832
U.S. Bancorp	75,826	2,576,568
Wells Fargo & Co.	197,425	6,925,669
		9,766,069

Diversified Chemicals–0.89%
Dow Chemical Co. (The)	48,359	1,533,948
E. I. du Pont de Nemours and Co.	37,602	1,801,136
Eastman Chemical Co.	6,217	433,511
FMC Corp.	5,532	333,358
PPG Industries, Inc.	5,732	771,871
		4,873,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco S&P 500 Index Fund

	Shares	Value
Diversified Metals & Mining–0.22%
Freeport-McMoRan Copper & Gold Inc.	38,282	$1,221,961

Diversified REIT’s–0.10%
Vornado Realty Trust	6,825	547,433

Diversified Support Services–0.08%
Cintas Corp.	4,320	189,648
Iron Mountain Inc.	6,734	232,323
		421,971

Drug Retail–0.73%
CVS Caremark Corp.	50,273	2,569,956
Walgreen Co.	34,642	1,418,243
		3,988,199

Education Services–0.01%
Apollo Group, Inc.–Class A(b)	4,008	67,615

Electric Utilities–1.97%
American Electric Power Co., Inc.	19,604	917,271
Duke Energy Corp.	28,422	1,968,223
Edison International	13,103	629,337
Entergy Corp.	7,162	445,906
Exelon Corp.	34,448	1,067,543
FirstEnergy Corp.	16,819	664,014
NextEra Energy, Inc.	17,103	1,229,193
Northeast Utilities	12,620	523,856
Pepco Holdings, Inc.	9,275	188,190
Pinnacle West Capital Corp.	4,386	245,353
PPL Corp.	23,458	722,976
Southern Co. (The)	35,287	1,588,268
Xcel Energy, Inc.	19,711	565,706
		10,755,836

Electrical Components & Equipment–0.70%
Eaton Corp. PLC	18,661	1,156,422
Emerson Electric Co.	29,152	1,652,919
Rockwell Automation, Inc.	5,633	508,885
Roper Industries, Inc.	3,936	490,465
		3,808,691

Electronic Components–0.22%
Amphenol Corp.–Class A	6,494	460,165
Corning Inc.	59,594	751,480
		1,211,645

Electronic Equipment & Instruments–0.03%
FLIR Systems, Inc.	6,014	158,409

Electronic Manufacturing Services–0.18%
Jabil Circuit, Inc.	7,558	141,561
Molex Inc.	5,539	153,486
TE Connectivity Ltd. (Switzerland)	17,039	683,775
		978,822

Environmental & Facilities Services–0.25%
Republic Services, Inc.	12,046	378,726
Stericycle, Inc.(b)	3,507	336,392
Waste Management, Inc.	17,626	657,802
		1,372,920

	Shares	Value
Fertilizers & Agricultural Chemicals–0.61%
CF Industries Holdings, Inc.	2,517	$505,489
Monsanto Co.	21,557	2,177,904
Mosaic Co. (The)	11,122	651,082
		3,334,475

Food Distributors–0.14%
Sysco Corp.	23,702	762,256

Food Retail–0.26%
Kroger Co. (The)	20,766	606,575
Safeway Inc.	9,620	229,533
Whole Foods Market, Inc.	6,933	593,604
		1,429,712

Footwear–0.29%
NIKE, Inc.–Class B	29,370	1,599,490

Gas Utilities–0.10%
AGL Resources Inc.	4,712	188,291
ONEOK, Inc.	8,204	369,098
		557,389

General Merchandise Stores–0.51%
Dollar General Corp.(b)	10,588	490,648
Dollar Tree, Inc.(b)	9,162	413,985
Family Dollar Stores, Inc.	3,872	222,834
Target Corp.	26,238	1,651,944
		2,779,411

Gold–0.15%
Newmont Mining Corp.	20,057	808,097

Health Care Distributors–0.41%
AmerisourceBergen Corp.	9,470	446,984
Cardinal Health, Inc.	13,717	633,863
McKesson Corp.	9,567	1,015,346
Patterson Cos. Inc.	3,363	122,211
		2,218,404

Health Care Equipment–2.14%
Abbott Laboratories	63,741	2,153,808
Baxter International Inc.	22,153	1,497,543
Becton, Dickinson and Co.	7,898	695,498
Boston Scientific Corp.(b)	55,366	409,155
C.R. Bard, Inc.	3,092	305,644
CareFusion Corp.(b)	8,906	291,582
Covidien PLC	19,089	1,213,488
Edwards Lifesciences Corp.(b)	4,666	400,949
Intuitive Surgical, Inc.(b)	1,594	811,697
Medtronic, Inc.	40,783	1,833,604
St. Jude Medical, Inc.	12,427	509,507
Stryker Corp.	11,628	742,797
Varian Medical Systems, Inc.(b)	4,379	309,289
Zimmer Holdings, Inc.	6,989	523,895
		11,698,456

Health Care Facilities–0.03%
Tenet Healthcare Corp.(b)	4,293	168,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco S&P 500 Index Fund

	Shares	Value
Health Care Services–0.55%
DaVita HealthCare Partners Inc.(b)	3,375	$403,718
Express Scripts Holding Co.(b)	32,921	1,873,534
Laboratory Corp. of America Holdings(b)	3,844	340,578
Quest Diagnostics Inc.	6,401	359,544
		2,977,374

Health Care Supplies–0.04%
DENTSPLY International Inc.	5,706	236,343

Health Care Technology–0.09%
Cerner Corp.(b)	5,871	513,478

Home Entertainment Software–0.04%
Electronic Arts Inc.(b)	12,304	215,689

Home Furnishings–0.03%
Leggett & Platt, Inc.	5,657	172,991

Home Improvement Retail–1.07%
Home Depot, Inc. (The)	60,293	4,130,070
Lowe’s Cos., Inc.	45,353	1,730,217
		5,860,287

Homebuilding–0.14%
D.R. Horton, Inc.	11,273	251,388
Lennar Corp.–Class A	6,626	255,697
PulteGroup Inc.(b)	13,708	262,920
		770,005

Homefurnishing Retail–0.10%
Bed Bath & Beyond Inc.(b)	9,222	523,348

Hotels, Resorts & Cruise Lines–0.34%
Carnival Corp.	17,984	643,288
Marriott International Inc.–Class A	9,924	391,502
Starwood Hotels & Resorts Worldwide, Inc.	7,936	478,779
Wyndham Worldwide Corp.	5,681	342,223
		1,855,792

Household Appliances–0.07%
Whirlpool Corp.	3,162	357,148

Household Products–2.27%
Clorox Co. (The)	5,220	438,532
Colgate-Palmolive Co.	17,925	2,051,158
Kimberly-Clark Corp.	15,778	1,487,550
Procter & Gamble Co. (The)	110,259	8,399,530
		12,376,770

Housewares & Specialties–0.05%
Newell Rubbermaid Inc.	11,615	271,094

Human Resource & Employment Services–0.04%
Robert Half International, Inc.	5,684	202,066

Hypermarkets & Super Centers–1.20%
Costco Wholesale Corp.	17,388	1,761,231
Wal-Mart Stores, Inc.	67,449	4,774,040
		6,535,271

	Shares	Value
Independent Power Producers & Energy Traders–0.11%
AES Corp. (The)	24,869	$288,978
NRG Energy, Inc.	13,041	312,984
		601,962

Industrial Conglomerates–2.55%
3M Co.	25,681	2,670,824
Danaher Corp.	23,491	1,447,046
General Electric Co.(d)	422,868	9,818,995
		13,936,865

Industrial Gases–0.44%
Air Products & Chemicals, Inc.	8,582	740,970
Airgas, Inc.	2,853	286,099
Praxair, Inc.	11,992	1,355,695
		2,382,764

Industrial Machinery–0.87%
Dover Corp.	7,217	529,367
Flowserve Corp.	2,015	323,407
Illinois Tool Works Inc.	17,192	1,057,308
Ingersoll-Rand PLC	11,288	594,313
Pall Corp.	4,479	305,378
Parker Hannifin Corp.	5,985	565,463
Pentair Ltd.	8,483	451,889
Snap-on Inc.	2,325	186,628
Stanley Black & Decker Inc.	6,823	536,970
Xylem, Inc.	7,501	206,278
		4,757,001

Industrial REIT’s–0.13%
Prologis, Inc.	18,629	725,413

Insurance Brokers–0.29%
Aon PLC	12,850	785,007
Marsh & McLennan Cos., Inc.	21,989	816,671
		1,601,678

Integrated Oil & Gas–5.43%
Chevron Corp.	78,916	9,245,009
Exxon Mobil Corp.	183,858	16,464,484
Hess Corp.	11,949	794,609
Murphy Oil Corp.	7,458	454,043
Occidental Petroleum Corp.	32,678	2,690,380
		29,648,525

Integrated Telecommunication Services–2.72%
AT&T Inc.	229,050	8,225,185
CenturyLink Inc.	25,173	872,748
Frontier Communications Corp.	40,264	166,693
Verizon Communications Inc.	115,086	5,354,952
Windstream Corp.	23,750	204,012
		14,823,590

Internet Retail–1.12%
Amazon.com, Inc.(b)	14,612	3,861,513
Expedia, Inc.	3,795	242,273
Netflix Inc.(b)	2,216	416,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco S&P 500 Index Fund

	Shares	Value
Internet Retail–(continued)
Priceline.com Inc.(b)	2,010	$1,382,036
TripAdvisor Inc.(b)	4,388	199,479
		6,102,086

Internet Software & Services–2.31%
Akamai Technologies, Inc.(b)	7,188	265,669
eBay Inc.(b)	46,962	2,567,882
Google Inc.–Class A(b)	10,732	8,598,479
VeriSign, Inc.(b)	6,238	285,700
Yahoo! Inc.(b)	41,927	893,464
		12,611,194

Investment Banking & Brokerage–0.87%
Charles Schwab Corp. (The)	44,220	718,133
E*TRADE Financial Corp.(b)	10,417	111,566
Goldman Sachs Group, Inc. (The)	17,813	2,667,675
Morgan Stanley	55,730	1,256,711
		4,754,085

IT Consulting & Other Services–2.20%
Accenture PLC–Class A	25,748	1,914,621
Cognizant Technology Solutions Corp.–Class A(b)	12,105	929,301
International Business Machines Corp.	42,830	8,601,549
SAIC, Inc.	11,411	134,878
Teradata Corp.(b)	6,862	398,408
		11,978,757

Leisure Products–0.14%
Hasbro, Inc.	4,629	185,253
Mattel, Inc.	13,836	563,817
		749,070

Life & Health Insurance–0.86%
Aflac, Inc.	18,935	945,803
Lincoln National Corp.	11,089	327,569
MetLife, Inc.	43,997	1,559,254
Principal Financial Group, Inc.	11,157	352,673
Prudential Financial, Inc.	18,741	1,041,437
Torchmark Corp.	3,806	213,859
Unum Group	11,094	271,470
		4,712,065

Life Sciences Tools & Services–0.47%
Agilent Technologies, Inc.	14,013	581,259
Life Technologies Corp.(b)	6,907	401,504
PerkinElmer, Inc.	4,632	158,276
Thermo Fisher Scientific, Inc.	14,525	1,071,945
Waters Corp.(b)	3,550	329,156
		2,542,140

Managed Health Care–0.91%
Aetna Inc.	13,542	639,047
Cigna Corp.	11,497	672,115
Coventry Health Care, Inc.	5,412	245,488
Humana Inc.	6,379	435,431

	Shares	Value
Managed Health Care–(continued)
UnitedHealth Group Inc.	41,191	$2,201,659
WellPoint, Inc.	12,212	759,342
		4,953,082

Metal & Glass Containers–0.08%
Ball Corp.	6,199	275,298
Owens-Illinois, Inc.(b)	6,660	169,830
		445,128

Motorcycle Manufacturers–0.09%
Harley-Davidson, Inc.	9,107	479,301

Movies & Entertainment–1.72%
News Corp.–Class A	81,308	2,341,670
Time Warner Inc.	38,165	2,029,233
Viacom Inc.–Class B	18,630	1,089,110
Walt Disney Co. (The)	71,462	3,901,111
		9,361,124

Multi-Line Insurance–0.65%
American International Group, Inc.(b)	59,532	2,262,811
Assurant, Inc.	3,173	133,234
Genworth Financial Inc.–Class A(b)	19,875	169,732
Hartford Financial Services Group, Inc. (The)	17,629	416,221
Loews Corp.	12,569	541,850
		3,523,848

Multi-Sector Holdings–0.06%
Leucadia National Corp.	11,874	319,411

Multi-Utilities–1.26%
Ameren Corp.	9,745	329,284
CenterPoint Energy, Inc.	17,188	368,339
CMS Energy Corp.	10,653	283,476
Consolidated Edison, Inc.	11,779	694,961
Dominion Resources, Inc.	23,170	1,297,520
DTE Energy Co.	6,934	463,191
Integrys Energy Group, Inc.	3,136	177,404
NiSource Inc.	12,458	345,087
PG&E Corp.	17,338	739,292
Public Service Enterprise Group Inc.	20,450	666,465
SCANA Corp.	5,277	257,729
Sempra Energy	9,107	708,160
TECO Energy, Inc.	8,238	142,105
Wisconsin Energy Corp.	9,246	381,860
		6,854,873

Office Electronics–0.08%
Xerox Corp.	50,956	413,253

Office REIT’s–0.12%
Boston Properties, Inc.	6,078	631,383

Office Services & Supplies–0.05%
Avery Dennison Corp.	4,048	165,361
Pitney Bowes Inc.	8,117	106,332
		271,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco S&P 500 Index Fund

	Shares	Value
Oil & Gas Drilling–0.33%
Diamond Offshore Drilling, Inc.	2,757	$192,108
Ensco PLC–Class A	9,404	565,557
Helmerich & Payne, Inc.	4,267	282,731
Nabors Industries Ltd.(b)	11,679	195,740
Noble Corp.	10,145	363,394
Rowan Cos. PLC–Class A(b)	5,006	173,157
		1,772,687

Oil & Gas Equipment & Services–1.62%
Baker Hughes Inc.	17,678	792,328
Cameron International Corp.(b)	9,991	636,627
FMC Technologies, Inc.(b)	9,575	497,038
Halliburton Co.	37,421	1,553,346
National Oilwell Varco Inc.	17,250	1,175,242
Schlumberger Ltd.	53,535	4,167,700
		8,822,281

Oil & Gas Exploration & Production–2.43%
Anadarko Petroleum Corp.	20,198	1,607,357
Apache Corp.	15,734	1,168,564
Cabot Oil & Gas Corp.	8,500	526,745
Chesapeake Energy Corp.	20,874	420,820
ConocoPhillips	48,954	2,836,884
Denbury Resources Inc.(b)	15,605	282,763
Devon Energy Corp.	15,230	826,380
EOG Resources, Inc.	10,960	1,377,781
EQT Corp.	6,026	380,180
Marathon Oil Corp.	28,486	954,281
Newfield Exploration Co.(b)	5,436	125,680
Noble Energy, Inc.	7,183	796,092
Pioneer Natural Resources Co.	4,996	628,547
QEP Resources Inc.	7,180	218,703
Range Resources Corp.	6,560	503,808
Southwestern Energy Co.(b)	14,104	483,344
WPX Energy Inc.(b)	8,051	114,244
		13,252,173

Oil & Gas Refining & Marketing–0.74%
Marathon Petroleum Corp.	13,706	1,135,953
Phillips 66	25,214	1,587,474
Tesoro Corp.	5,699	320,512
Valero Energy Corp.	22,321	1,017,614
		4,061,553

Oil & Gas Storage & Transportation–0.49%
Kinder Morgan Inc.	25,548	947,064
Spectra Energy Corp.	26,849	779,695
Williams Cos., Inc. (The)	27,172	943,140
		2,669,899

Other Diversified Financial Services–3.18%
Bank of America Corp.	434,634	4,880,940
Citigroup Inc.	118,255	4,963,162
JPMorgan Chase & Co.	153,294	7,499,143
		17,343,245

	Shares	Value
Packaged Foods & Meats–1.69%
Campbell Soup Co.	7,276	$299,480
ConAgra Foods, Inc.	16,433	560,530
Dean Foods Co.(b)	7,470	124,002
General Mills, Inc.	25,973	1,201,251
H.J. Heinz Co.	12,980	940,141
Hershey Co. (The)	6,066	505,540
Hormel Foods Corp.	5,427	203,024
JM Smucker Co. (The)	4,345	414,079
Kellogg Co.	10,010	605,605
Kraft Foods Group, Inc.	23,893	1,158,094
McCormick & Co., Inc.	5,307	357,002
Mead Johnson Nutrition Co.	8,145	610,142
Mondelez International Inc.–Class A	71,662	1,981,454
Tyson Foods, Inc.–Class A	11,545	261,725
		9,222,069

Paper Packaging–0.06%
Bemis Co., Inc.	4,156	155,185
Sealed Air Corp.	7,879	174,993
		330,178

Paper Products–0.19%
International Paper Co.	17,708	779,329
MeadWestvaco Corp.	7,010	250,327
		1,029,656

Personal Products–0.18%
Avon Products, Inc.	17,376	339,701
Estee Lauder Cos. Inc. (The)–Class A	9,632	617,411
		957,112

Pharmaceuticals–5.89%
AbbVie Inc.	63,741	2,353,318
Actavis Inc.(b)	5,199	442,747
Allergan, Inc.	12,368	1,340,938
Bristol-Myers Squibb Co.	66,564	2,460,871
Eli Lilly & Co.	41,180	2,250,899
Forest Laboratories, Inc.(b)	9,477	348,753
Hospira, Inc.(b)	6,662	196,063
Johnson & Johnson	111,752	8,505,445
Merck & Co., Inc.	122,608	5,239,040
Mylan Inc.(b)	16,433	486,581
Perrigo Co.	3,599	407,299
Pfizer Inc.	296,901	8,126,180
		32,158,134

Property & Casualty Insurance–2.36%
ACE Ltd.	13,738	1,173,088
Allstate Corp. (The)	19,403	892,926
Berkshire Hathaway Inc.–Class B(b)	73,556	7,514,481
Chubb Corp. (The)	10,562	887,525
Cincinnati Financial Corp.	5,890	265,109
Progressive Corp. (The)	22,435	546,517
Travelers Cos., Inc. (The)	15,381	1,236,940
XL Group PLC	12,121	347,145
		12,863,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco S&P 500 Index Fund

	Shares	Value
Publishing–0.14%
Gannett Co., Inc.	9,292	$186,490
McGraw-Hill Cos., Inc. (The)	11,169	519,917
Washington Post Co. (The)–Class B	174	69,346
		775,753

Railroads–0.82%
CSX Corp.	41,590	954,075
Norfolk Southern Corp.	12,744	930,949
Union Pacific Corp.	18,948	2,597,960
		4,482,984

Real Estate Services–0.05%
CBRE Group, Inc.–Class A(b)	12,144	293,520

Regional Banks–0.95%
BB&T Corp.	28,221	856,789
Fifth Third Bancorp	36,190	573,250
First Horizon National Corp.	9,977	106,055
Huntington Bancshares Inc.	34,524	242,704
KeyCorp	37,649	353,524
M&T Bank Corp.	4,928	503,099
PNC Financial Services Group, Inc.	21,292	1,328,408
Regions Financial Corp.	56,980	435,897
SunTrust Banks, Inc.	21,759	600,331
Zions Bancorp.	7,447	179,771
		5,179,828

Research & Consulting Services–0.08%
Dun & Bradstreet Corp. (The)	1,814	146,208
Equifax Inc.	4,855	267,608
		413,816

Residential REIT’s–0.27%
Apartment Investment & Management Co.–Class A	5,860	173,573
AvalonBay Communities, Inc.	4,611	575,591
Equity Residential	12,973	714,034
		1,463,198

Restaurants–1.35%
Chipotle Mexican Grill, Inc.(b)	1,274	403,591
Darden Restaurants, Inc.	5,164	238,938
McDonald’s Corp.	40,458	3,879,922
Starbucks Corp.	29,985	1,643,778
Yum! Brands, Inc.	18,219	1,192,980
		7,359,209

Retail REIT’s–0.43%
Kimco Realty Corp.	16,468	358,508
Simon Property Group, Inc.	12,474	1,981,620
		2,340,128

Security & Alarm Services–0.19%
ADT Corp. (The)	9,374	448,921
Tyco International Ltd.	18,780	601,148
		1,050,069

Semiconductor Equipment–0.27%
Applied Materials, Inc.	48,296	661,655

	Shares	Value
Semiconductor Equipment–(continued)
KLA-Tencor Corp.	6,734	$368,754
Lam Research Corp.(b)	6,890	291,447
Teradyne, Inc.(b)	7,583	127,091
		1,448,947

Semiconductors–1.73%
Advanced Micro Devices, Inc.(b)	24,402	60,761
Altera Corp.	12,967	459,291
Analog Devices, Inc.	12,152	549,514
Broadcom Corp.–Class A	20,923	713,684
First Solar, Inc.(b)	2,385	61,652
Intel Corp.	200,660	4,183,761
Linear Technology Corp.	9,332	356,856
LSI Corp.(b)	22,316	155,319
Microchip Technology Inc.	7,860	286,654
Micron Technology, Inc.(b)	41,033	344,267
NVIDIA Corp.	25,196	318,981
Texas Instruments Inc.	45,197	1,553,421
Xilinx, Inc.	10,538	392,751
		9,436,912

Soft Drinks–2.16%
Coca-Cola Co. (The)	155,545	6,022,702
Coca-Cola Enterprises, Inc.	10,880	389,286
Dr. Pepper Snapple Group, Inc.	8,367	364,969
Monster Beverage Corp.(b)	6,011	303,135
PepsiCo, Inc.	62,378	4,726,381
		11,806,473

Specialized Consumer Services–0.05%
H&R Block, Inc.	10,975	272,838

Specialized Finance–0.38%
CME Group Inc.	12,404	742,007
IntercontinentalExchange Inc.(b)	2,926	453,004
Moody’s Corp.	7,820	375,829
NASDAQ OMX Group, Inc. (The)	4,715	149,277
NYSE Euronext	9,775	364,412
		2,084,529

Specialized REIT’s–1.09%
American Tower Corp.	15,892	1,233,219
HCP, Inc.	18,261	892,598
Health Care REIT, Inc.	10,471	671,610
Host Hotels & Resorts Inc.	29,225	487,181
Plum Creek Timber Co., Inc.	6,515	315,977
Public Storage	5,795	876,262
Ventas, Inc.	11,879	840,796
Weyerhaeuser Co.	21,837	642,226
		5,959,869

Specialty Chemicals–0.36%
Ecolab Inc.	10,582	810,052
International Flavors & Fragrances Inc.	3,247	236,966
Sherwin-Williams Co. (The)	3,440	555,870
Sigma-Aldrich Corp.	4,848	373,587
		1,976,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco S&P 500 Index Fund

	Shares	Value
Specialty Stores–0.18%
PetSmart, Inc.	4,331	$281,992
Staples, Inc.	27,174	358,153
Tiffany & Co.	4,775	320,689
		960,834

Steel–0.18%
Allegheny Technologies, Inc.	4,303	131,113
Cliffs Natural Resources Inc.	5,735	146,013
Nucor Corp.	12,767	575,153
United States Steel Corp.	5,808	121,039
		973,318

Systems Software–2.80%
BMC Software, Inc.(b)	5,747	230,282
CA, Inc.	13,519	331,080
Microsoft Corp.	305,460	8,491,788
Oracle Corp.	151,579	5,193,097
Red Hat, Inc.(b)	7,816	397,131
Symantec Corp.(b)	27,981	655,875
		15,299,253

Thrifts & Mortgage Finance–0.06%
Hudson City Bancorp, Inc.	19,219	163,746
People’s United Financial Inc.	14,017	183,623
		347,369

Tires & Rubber–0.02%
Goodyear Tire & Rubber Co. (The)(b)	9,925	128,827

Tobacco–1.85%
Altria Group, Inc.	81,659	2,739,659
Lorillard, Inc.	15,642	602,843

	Shares	Value
Tobacco–(continued)
Philip Morris International Inc.	67,365	$6,180,739
Reynolds American Inc.	13,072	570,985
		10,094,226

Trading Companies & Distributors–0.20%
Fastenal Co.	10,837	559,514
W.W. Grainger, Inc.	2,422	548,486
		1,108,000

Trucking–0.02%
Ryder System, Inc.	2,089	117,402

Wireless Telecommunication Services–0.30%
Crown Castle International Corp.(b)	11,785	822,593
MetroPCS Communications, Inc.(b)	12,817	125,607
Sprint Nextel Corp.(b)	121,162	702,739
		1,650,939
Total Common Stocks & Other Equity Interests (Cost $333,438,800)		545,926,915

Money Market Funds–0.60%
Liquid Assets Portfolio–Institutional Class(e)	1,641,812	1,641,812
Premier Portfolio–Institutional Class(e)	1,641,812	1,641,812
Total Money Market Funds (Cost $3,283,624)		3,283,624
TOTAL INVESTMENTS–100.67% (Cost $336,722,424)		549,210,539
OTHER ASSETS LESS LIABILITIES–(0.67)%		(3,669,209)
NET ASSETS–100.00%		$545,541,330

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 5.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2013

Information Technology	18.2%
Financials	15.8
Health Care	12.3
Consumer Discretionary	11.7
Energy	11.1
Consumer Staples	10.9
Industrials	10.2
Materials	3.5
Utilities	3.4
Telecommunication Services	3.0
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $333,023,708)	$545,447,213
Investments in affiliates, at value (Cost $3,698,716)	3,763,326
Total investments, at value (Cost $336,722,424)	549,210,539
Receivable for:
Investments sold	5,814
Fund shares sold	1,827,520
Dividends	1,354,825
Investment for trustee deferred compensation and retirement plans	15,590
Other assets	17,507
Total assets	552,431,795

Liabilities:
Payable for:
Investments purchased	103,615
Fund shares reacquired	5,895,345
Amount due to custodian	5,814
Variation margin	7,059
Accrued fees to affiliates	670,304
Accrued other operating expenses	157,840
Accrued trustees’ and officers’ fees and benefits	6,848
Trustee deferred compensation and retirement plans	43,640
Total liabilities	6,890,465
Net assets applicable to shares outstanding	$545,541,330

Net assets consist of:
Shares of beneficial interest	$416,745,242
Undistributed net investment income	1,452,430
Undistributed net realized gain (loss)	(85,200,824)
Unrealized appreciation	212,544,482
$545,541,330

Net Assets:
Class A	$430,007,169
Class B	$14,500,373
Class C	$83,551,530
Class Y	$17,482,258

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	26,430,319
Class B	906,231
Class C	5,281,234
Class Y	1,064,117
Class A:
Net asset value per share	$16.27
Maximum offering price per share
(Net asset value of $16.27 ÷ 94.50%)	$17.22
Class B:
Net asset value and offering price per share	$16.00
Class C:
Net asset value and offering price per share	$15.82
Class Y:
Net asset value and offering price per share	$16.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,201)	$6,364,693
Dividends from affiliates	8,456
Total investment income	6,373,149

Expenses:
Advisory fees	314,852
Administrative services fees	67,808
Custodian fees	19,742
Distribution fees:
Class A	509,593
Class B	86,281
Class C	394,763
Transfer agent fees	411,194
Trustees’ and officers’ fees and benefits	20,980
Other	174,412
Total expenses	1,999,625
Less: Fees waived and expense offset arrangement(s)	(3,016)
Net expenses	1,996,609
Net investment income	4,376,540

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	843,463
Futures contracts	640,577
1,484,040
Change in net unrealized appreciation (depreciation) of:
Investment securities	37,954,857
Futures contracts	(78,361)
37,876,496
Net realized and unrealized gain	39,360,536
Net increase in net assets resulting from operations	$43,737,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	2013	2012
Operations:
Net investment income	$4,376,540	$7,062,081
Net realized gain (loss)	1,484,040	(39,568)
Change in net unrealized appreciation	37,876,496	71,983,694
Net increase in net assets resulting from operations	43,737,076	79,006,207

Distributions to shareholders from net investment income:
Class A	(7,761,651)	(6,590,989)
Class B	(194,940)	(193,068)
Class C	(920,398)	(511,460)
Class Y	(330,633)	(356,716)
Total distributions from net investment income	(9,207,622)	(7,652,233)

Share transactions–net:
Class A	(7,642,392)	(13,332,452)
Class B	(6,534,918)	(22,284,272)
Class C	(697,900)	(331,841)
Class Y	1,889,616	(4,421,941)
Net increase (decrease) in net assets resulting from share transactions	(12,985,594)	(40,370,506)
Net increase in net assets	21,543,860	30,983,468

Net assets:
Beginning of period	523,997,470	493,014,002
End of period (includes undistributed net investment income of $1,452,430 and $6,283,512, respectively)	$545,541,330	$523,997,470

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index).

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value

14                         Invesco S&P 500 Index Fund

per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

15                         Invesco S&P 500 Index Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees of $2,802.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

16                         Invesco S&P 500 Index Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $17,816 in front-end sales commissions from the sale of Class A shares and $9, $3,476 and $2,165 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$549,210,539	$—	$—	$549,210,539
Futures*	56,367	—	—	56,367
Total Investments	$549,266,906	$—	$—	$549,266,906

*	Unrealized appreciation.

NOTE 4—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the six months ended February 28, 2013.

	Value 08/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 02/28/13	Dividend Income
Invesco Ltd.	$432,184	$2,843	$(11,409)	$56,440	$(356)	$479,702	$6,206

17                         Invesco S&P 500 Index Fund

NOTE 5—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative Investments, detailed by primary risk exposure, held as of February 28, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk
Futures contracts(a)	$56,367	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain
Equity risk	$640,577
Change in Unrealized Appreciation (Depreciation)
Equity risk	$(78,361)
Total	$562,216

*	The average notional value of futures contracts during the period was $4,447,879.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	59	March-2013	$4,464,235	$56,367

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $214.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment

18                         Invesco S&P 500 Index Fund

capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$12,322,416	$—	$12,322,416
August 31, 2018	19,847,353	—	19,847,353
August 31, 2019	10,267,726	—	10,267,726
Not subject to expiration	—	17,626,166	17,626,166
	$42,437,495	$17,626,166	$60,063,661

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $12,815,579 and $23,320,276, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$206,638,116
Aggregate unrealized (depreciation) of investment securities	(20,602,187)
Net unrealized appreciation of investment securities	$186,035,929

Cost of investments for tax purposes is $363,174,610.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,478,764	$23,221,085	2,763,738	$39,469,371
Class B	14,958	232,264	72,106	1,005,514
Class C	336,019	5,117,772	750,901	10,524,251
Class Y	377,664	5,893,879	636,341	9,308,878

Issued as reinvestment of dividends:
Class A	466,709	7,079,970	445,622	5,998,079
Class B	11,362	169,870	12,814	169,909
Class C	56,433	834,081	34,865	457,088
Class Y	20,998	321,482	26,089	354,294

Automatic conversion of Class B shares to Class A shares:
Class A	361,764	5,664,170	1,243,061	17,748,051
Class B	(368,609)	(5,664,170)	(1,267,736)	(17,748,051)

Reacquired:
Class A	(2,786,357)	(43,607,617)	(5,446,685)	(76,547,953)
Class B	(82,797)	(1,272,882)	(415,442)	(5,711,644)
Class C	(439,272)	(6,649,753)	(831,615)	(11,313,180)
Class Y	(275,402)	(4,325,745)	(977,353)	(14,085,113)
Net increase (decrease) in share activity	(827,766)	$(12,985,594)	(2,953,294)	$(40,370,506)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19                         Invesco S&P 500 Index Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)(c)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets(d)		Portfolio turnover(e)
Class A
Six months ended 02/28/13	$15.26	$0.14	$1.16	$1.30	$(0.29)	$16.27	8.69%	$430,007	0.63	%(f)	0.63	%(f)	1.80	%(f)	3%
Year ended 08/31/12	13.25	0.22	2.03	2.25	(0.24)	15.26	17.26	410,772	0.65		0.67		1.55		3
Year ended 08/31/11	11.36	0.19	1.85	2.04	(0.15)	13.25	17.94	369,597	0.61		0.61		1.42		4
Year ended 08/31/10	11.09	0.18	0.33	0.51	(0.24)	11.36	4.44	335,583	0.60		0.69		1.47		7
Year ended 08/31/09	13.94	0.21	(2.83)	(2.62)	(0.23)	11.09	(18.43)	349	0.59		0.74		2.11	(g)	7
Year ended 08/31/08	16.01	0.23	(2.05)	(1.82)	(0.25)	13.94	(11.55)	444	0.59		0.66		1.50	(g)	10
Class B
Six months ended 02/28/13	14.96	0.08	1.14	1.22	(0.18)	16.00	8.22	14,500	1.38	(f)	1.38	(f)	1.05	(f)	3
Year ended 08/31/12	12.92	0.11	2.01	2.12	(0.08)	14.96	16.47	19,912	1.40		1.42		0.80		3
Year ended 08/31/11	11.10	0.09	1.80	1.89	(0.07)	12.92	17.02	37,840	1.36		1.36		0.67		4
Year ended 08/31/10	10.83	0.08	0.33	0.41	(0.14)	11.10	3.68	64,102	1.35		1.44		0.72		7
Year ended 08/31/09	13.54	0.13	(2.73)	(2.60)	(0.11)	10.83	(19.06)	110	1.34		1.49		1.36	(h)	7
Year ended 08/31/08	15.52	0.11	(1.99)	(1.88)	(0.10)	13.54	(12.20)	217	1.34		1.41		0.75	(h)	10
Class C
Six months ended 02/28/13	14.79	0.08	1.13	1.21	(0.18)	15.82	8.24	83,552	1.38	(f)	1.38	(f)	1.05	(f)	3
Year ended 08/31/12	12.79	0.11	1.99	2.10	(0.10)	14.79	16.50	78,797	1.40		1.42		0.80		3
Year ended 08/31/11	10.99	0.10	1.77	1.87	(0.07)	12.79	17.01 (i)	68,753	1.27	(i)	1.27	(i)	0.76	(i)	4
Year ended 08/31/10	10.74	0.08	0.33	0.41	(0.16)	10.99	3.71	66,933	1.35		1.44		0.72		7
Year ended 08/31/09	13.46	0.13	(2.72)	(2.59)	(0.13)	10.74	(19.01)	74	1.34		1.49		1.36	(j)	7
Year ended 08/31/08	15.46	0.11	(1.98)	(1.87)	(0.13)	13.46	(12.21)	104	1.33		1.40		0.76	(j)	10
Class Y
Six months ended 02/28/13	15.43	0.16	1.17	1.33	(0.33)	16.43	8.79	17,482	0.38	(f)	0.38	(f)	2.05	(f)	3
Year ended 08/31/12	13.40	0.26	2.06	2.32	(0.29)	15.43	17.64	14,518	0.40		0.42		1.80		3
Year ended 08/31/11	11.48	0.23	1.86	2.09	(0.17)	13.40	18.21	16,824	0.36		0.36		1.67		4
Year ended 08/31/10	11.20	0.21	0.33	0.54	(0.26)	11.48	4.72	23,168	0.35		0.44		1.72		7
Year ended 08/31/09	14.09	0.25	(2.87)	(2.62)	(0.27)	11.20	(18.22)	23	0.34		0.49		2.36	(k)	7
Year ended 08/31/08	16.17	0.27	(2.06)	(1.79)	(0.29)	14.09	(11.28)	74	0.34		0.41		1.75	(k)	10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Net assets, end of period, for the years ended August 31, 2009 through August 31, 2008 are stated in millions.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios for all classes was 0.00% and 0.00% for the years ended 2009 and 2008, respectively. The rebate was less than 0.005% for the years ended 2009 and 2008.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s) of $416,335, $17,399, $79,607 and $15,762 for Class A, Class B, Class C and Class Y shares, respectively.
(g)	Ratio of net investment income to average net assets without fee waivers and/or expense reimbursements was 1.96% and 1.43%, respectively, for the year ended August 31, 2009 through August 31, 2008, respectively.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expense reimbursements was 1.21% and 0.68%, respectively, for the year ended August 31, 2009 through August 31, 2008, respectively.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.91% for the year ended August 31, 2011.
(j)	Ratio of net investment income to average net assets without fee waivers and/or expense reimbursements was 1.21% and 0.69%, respectively, for the year ended August 31, 2009 through August 31, 2008, respectively.
(k)	Ratio of net investment income to average net assets without fee waivers and/or expense reimbursements was 2.21% and 1.68%, respectively, for the year ended August 31, 2009 through August 31, 2008, respectively.

20                         Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Share Class	Beginning Account Value	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
Class A	$1,000.00	$1,086.90	$3.26	$1,021.67	$3.16	0.63%
Class B	1,000.00	1,082.20	7.12	1,017.95	6.90	1.38
Class C	1,000.00	1,082.40	7.13	1,017.95	6.90	1.38
Class Y	1,000.00	1,087.90	1.97	1,022.91	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012 through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21                         Invesco S&P 500 Index Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms
N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 MS-SPI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco Global Real Estate Income Fund

Nasdaq:

A: ASRAX ¡ B: SARBX ¡ C: ASRCX ¡ Y: ASRYX ¡ R5: ASRIX ¡ R6: ASRFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Distribution Notice

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.83%
Class B Shares	6.44
Class C Shares	6.44
Class Y Shares	6.97
Class R5 Shares*	6.98
Class R6 Shares**	7.06
MSCI World Index‚ (Broad Market Index)	10.85
FTSE EPRA/NAREIT Developed Real Estate Index■ (Style-Specific Index)***	11.68
Custom Global Real Estate Income Index¿ (Former Style-Specific Index)***	5.31
Lipper Global Real Estate Funds Classification Average▲ (Peer Group)	11.65

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Invesco, Bloomberg L.P.; ¿Invesco, Lipper Inc.; ▲Lipper Inc.

*	Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.
**	Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.
***	The Fund has elected to use the FTSE EPRA/NAREIT Developed Real Estate Index as its style-specific benchmark because that index reflects the Fund’s investment style more appropriately than the Custom Global Real Estate Income Index.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and REITs.

The Custom Global Real Estate Income Index, created by Invesco to serve as a benchmark for Invesco Global Real Estate Income Fund, comprises the following indexes: FTSE EPRA/NAREIT Developed Real Estate Index (50%) and Wachovia Hybrid and Preferred Securities REIT Index (50%).

The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

The Wachovia Hybrid and Preferred Securities REIT Index measures the performance of US preferred shares.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                 Invesco Global Real Estate Income Fund

Average Annual Total Returns

As of 2/28/13, including maximum applicable sales charges

Class A Shares
Inception(5/31/02)	9.71%
10 Years	11.25
5 Years	4.77
1 Year	8.10

Class B Shares
10 Years	10.89%
5 Years	4.87
1 Year	8.56

Class C Shares
10 Years	10.89%
5 Years	5.18
1 Year	12.56

Class Y Shares
10 Years	11.98%
5 Years	6.15
1 Year	14.71

Class R5 Shares
10 Years	12.14%
5 Years	6.43
1 Year	14.76

Class R6 Shares
10 Years	11.91%
5 Years	6.01
1 Year	14.64

On March 12, 2007, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares. The Closed-End Fund’s Common shares performance reflects any applicable fee waivers or expense reimbursements.

    Class B shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class C shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to

Average Annual Total Returns

As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception(5/31/02)	9.60%
10 Years	10.98
5 Years	4.56
1 Year	11.55

Class B Shares
10 Years	10.61%
5 Years	4.65
1 Year	12.15

Class C Shares
10 Years	10.61%
5 Years	4.99
1 Year	16.15

Class Y Shares
10 Years	11.69%
5 Years	5.91
1 Year	18.36

Class R5 Shares
10 Years	11.85%
5 Years	6.21
1 Year	18.41

Class R6 Shares
10 Years	11.62%
5 Years	5.78
1 Year	18.13

Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to

March 12, 2007 where reinvestments were made at the lower of the Closed-End Fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.32%, 2.07%, 2.07%, 1.07%, 0.99% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

    Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

3                Invesco Global Real Estate Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Global Real Estate Income Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–51.39%
Australia–5.61%
BWP Trust	1,228,663	$2,961,697
CFS Retail Property Trust	2,582,087	5,501,972
Challenger Diversified Property Group	1,337,055	3,687,304
Charter Hall Group	1,559,118	5,987,737
Charter Hall Retail REIT	1,351,329	5,451,977
Commonwealth Property Office Fund	2,550,938	2,897,747
Dexus Property Group	2,320,469	2,583,438
GPT Group	633,042	2,527,945
Investa Office Fund	1,412,126	4,399,154
Mirvac Group	2,714,680	4,547,350
Stockland	2,509,550	9,621,770
		50,168,091

Canada–5.65%
Allied Properties REIT	215,200	7,158,724
Artis REIT	434,000	6,755,601
Calloway REIT	189,100	5,353,340
Canadian Apartment Properties REIT	328,900	8,098,895
Canadian REIT	63,800	2,908,775
Chartwell Retirement Residences	580,900	6,191,534
Cominar REIT	267,500	5,857,967
Dundee REIT	100,200	3,578,086
Primaris Retail REIT	125,800	3,335,634
RioCan REIT	47,600	1,285,675
		50,524,231

China–0.99%
CapitaRetail China Trust	3,289,000	4,745,115
China Overseas Land & Investment Ltd.	414,000	1,257,117
China Resources Land Ltd.	396,000	1,156,506
Soho China Ltd.	2,160,000	1,679,406
		8,838,144

France–1.36%
Gecina S.A.	19,918	2,253,044
Klepierre	34,319	1,410,297
Mercialys S.A.	195,404	4,132,935
Unibail-Rodamco S.E.	18,924	4,368,228
		12,164,504

Germany–0.46%
Deutsche Euroshop AG	68,625	2,841,115
GSW Immobilien AG	32,313	1,287,784
		4,128,899

Hong Kong–1.93%
Fortune REIT	3,243,000	2,809,964
Kerry Properties Ltd.	494,500	2,544,039
Link REIT (The)	497,500	2,658,901
New World Development Co. Ltd.	1,185,000	2,181,882
Shimao Property Holdings Ltd.	619,500	1,246,093
Sino Land Co. Ltd.	3,187,000	5,794,097
		17,234,976

	Shares	Value
Japan–5.96%
Activia Properties, Inc.	699	$5,314,212
Advance Residence Investment	1,166	2,479,324
GLP J-REIT(a)	533	486,953
GLP J-REIT	1,772	1,618,911
Industrial & Infrastructure Fund Investment Corp.(a)	46	413,304
Industrial & Infrastructure Fund Investment Corp.	556	4,995,594
Japan Prime Realty Investment Corp.	787	2,319,355
Japan Real Estate Investment Corp.	377	4,140,486
Japan Retail Fund Investment Corp.	2,633	5,152,264
Kenedix Realty Investment Corp.	1,782	7,351,231
Nippon Prologis REIT Inc.	101	791,857
Nomura Real Estate Office Fund, Inc.	898	5,517,948
Nomura Real Estate Residential Fund, Inc.	831	4,499,930
ORIX JREIT Inc.	4,805	5,661,183
United Urban Investment Corp.	1,903	2,503,082
		53,245,634

Netherlands–0.19%
Corio N.V.	36,415	1,675,737

New Zealand–0.46%
Kiwi Income Property Trust	1,890,124	1,804,763
Precinct Properties New Zealand Ltd.	2,730,018	2,324,613
		4,129,376

Norway–0.26%
Norwegian Property ASA	1,461,278	2,291,442

Singapore–3.17%
Ascendas REIT	2,612,000	5,410,067
Ascott Residence Trust	2,382,000	2,586,831
CapitaCommercial Trust	2,167,000	2,904,497
Frasers Centrepoint Trust	1,818,000	3,002,440
Mapletree Industrial Trust	1,566,000	1,770,206
Mapletree Logistics Trust	4,653,000	4,579,719
Starhill Global REIT	2,331,000	1,643,355
Suntec REIT	4,456,000	6,431,385
		28,328,500

South Africa–1.37%
Capital Property Fund	1,170,506	1,397,216
Fountainhead Property Trust	1,911,557	1,844,948
Growthpoint Properties Ltd.	1,441,541	4,373,831
Hyprop Investments Ltd.	278,329	2,233,956
SA Corporate Real Estate Fund	5,438,402	2,425,353
		12,275,304

United Kingdom–4.65%
Big Yellow Group PLC	625,525	3,542,805
British Land Co. PLC	1,281,788	11,008,457
Hammerson PLC	526,886	3,946,487
Hansteen Holdings PLC	2,546,519	3,186,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Global Real Estate Income Fund

	Shares	Value
United Kingdom–(continued)
Intu Properties PLC	369,249	$1,860,197
Land Securities Group PLC	702,505	8,821,289
Safestore Holdings PLC	1,115,781	2,132,445
SEGRO PLC	1,805,723	7,008,898
		41,507,190

United States–19.33%
Acadia Realty Trust	246,600	6,638,472
Alexandria Real Estate Equities, Inc.	60,800	4,325,312
BioMed Realty Trust, Inc.	157,300	3,322,176
CBL & Associates Properties, Inc.	242,200	5,507,628
Cohen & Steers Quality Income Realty Fund, Inc.	213,973	2,347,284
Corporate Office Properties Trust	112,000	2,897,440
Digital Realty Trust, Inc.	54,500	3,650,410
EPR Properties	59,600	2,907,884
Essex Property Trust, Inc.	60,600	9,028,794
Government Properties Income Trust	225,150	5,957,469
Health Care REIT, Inc.	77,000	4,938,780
Healthcare Realty Trust, Inc.	346,700	9,222,220
Hersha Hospitality Trust	1,137,000	6,378,570
Highwoods Properties, Inc.	60,600	2,211,900
Hospitality Properties Trust	370,200	9,884,340
Inland Real Estate Corp.	426,050	4,115,643
Liberty Property Trust	167,400	6,493,446
LTC Properties, Inc.	85,800	3,309,306
Mid-America Apartment Communities, Inc.	59,200	4,110,848
National Retail Properties Inc.	146,200	5,036,590
Neuberger Berman Real Estate Securities Income Fund Inc.	10,450	52,250
Pebblebrook Hotel Trust	114,400	2,735,304
Piedmont Office Realty Trust Inc.–Class A	394,300	7,751,938
Public Storage	60,577	9,159,848
Retail Opportunity Investments Corp.	389,300	5,025,863
RLJ Lodging Trust	185,200	3,961,428
Senior Housing Properties Trust	365,450	9,169,141
Simon Property Group, Inc.	34,700	5,512,442
UDR, Inc.	133,100	3,175,766
Urstadt Biddle Properties–Class A	99,400	2,100,322
Ventas, Inc.	88,300	6,249,874
Vornado Realty Trust	121,400	9,737,494
Washington REIT	68,400	1,893,996
Weyerhaeuser Co.	135,000	3,970,350
		172,780,528
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $412,746,514)		459,292,556

Preferred Stocks–20.61%
Australia–0.65%
Goodman PLUS Trust 6.91% Unsec. Floating Rate Pfd.(c)	60,179	5,815,377

	Shares	Value
United States–19.96%
Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	210,000	$5,748,750
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	249,700	6,362,356
CBL & Associates Properties, Inc., Series E, 6.63% Pfd.	245,792	6,277,528
Chesapeake Lodging Trust, Series A, 7.75% Pfd.	90,000	2,408,400
Coresite Realty Corp., Series A, 7.25% Pfd.	159,654	4,174,952
Corporate Office Properties Trust, Series J, 7.63% Pfd.	22,000	565,180
Corporate Office Properties Trust, Series L, 7.38% Pfd.	300,500	8,026,355
Digital Realty Trust Inc., Series F, 6.63% Pfd.	80,000	2,126,400
Duke Realty Corp., Series J, 6.63% Pfd.	145,000	3,678,650
Duke Realty Corp., Series L, 6.60% Pfd.	122,500	3,100,475
DuPont Fabros Technology, Inc., Series A, 7.88% Pfd.	59,400	1,588,356
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	140,400	3,779,568
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	23,986
EPR Properties, Series C, $1.44 Conv. Pfd.	50,000	1,122,500
EPR Properties, Series E, $2.25 Conv. Pfd.	54,400	1,787,584
EPR Properties, Series F, 6.63% Pfd.	78,000	1,978,080
Equity LifeStyle Properties, Inc., Series C, 6.75% Pfd.	4,400	115,896
Essex Property Trust, Inc., Series H, 7.13% Pfd.	199,200	5,358,480
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	168,500	10,143,700
Health Care REIT, Inc., Series J, 6.50% Pfd.	80,000	2,164,000
Hersha Hospitality Trust, Series A, 8.00% Pfd.	37,520	952,633
Hersha Hospitality Trust, Series B, 8.00% Pfd.	176,500	4,631,360
Hersha Hospitality Trust, Series C, 6.88% Pfd.	88,875	2,221,875
Hospitality Properties Trust, Series C, 7.00% Pfd.	52,123	1,317,148
Hospitality Properties Trust, Series D, 7.13% Pfd.	80,125	2,174,593
Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	137,821	3,686,712
Inland Real Estate Corp., Series A, 8.13% Pfd.	39,385	1,058,669
Kilroy Realty Corp., Series G, 6.88% Pfd.	274,000	7,258,260
Kilroy Realty Corp., Series H, 6.38% Pfd.	332,500	8,458,800
Kimco Realty Corp., Series J, 5.50% Pfd.	89,800	2,277,328
Kimco Realty Corp., Series K, 5.63% Pfd.	27,607	700,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Income Fund

	Shares		Value
United States–(continued)
LaSalle Hotel Properties, Series G, 7.25% Pfd.		91,450	$2,322,830
LaSalle Hotel Properties, Series H, 7.50% Pfd.		103,900	2,705,556
LaSalle Hotel Properties, Series I, 6.38% Pfd.		199,000	4,975,000
National Retail Properties Inc., Series D, 6.63% Pfd.		136,000	3,597,200
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.		178,700	4,701,597
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.		89,200	2,369,152
PS Business Parks, Inc., Series S, 6.45% Pfd.		120,000	3,198,000
PS Business Parks, Inc., Series U, 5.75% Pfd.		76,000	1,908,360
Public Storage, Series R, 6.35% Pfd.		170,000	4,586,600
Public Storage, Series S, 5.90% Pfd.		40,000	1,061,600
Public Storage, Series T, 5.75% Pfd.		80,000	2,091,200
Regency Centers Corp., Series 6, 6.63% Pfd.		120,000	3,171,600
Saul Centers, Inc., Series C, 6.88% Pfd.		50,000	1,288,125
SL Green Realty Corp., Series C, 7.63% Pfd.		119,165	3,032,749
SL Green Realty Corp., Series I, 6.50% Pfd.		244,000	6,351,320
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.		106,400	2,745,120
Sunstone Hotel Investors, Inc., Series A, 8.00% Pfd.		214,475	5,430,507
Taubman Centers, Inc., Series J, 6.50% Pfd.		194,000	5,044,000
Terreno Realty Corp., Series A, 7.75% Pfd.		43,350	1,161,780
Urstadt Biddle Properties Inc., Series F, 7.13% Pfd.		100,000	2,709,000
Ventas Realty L.P. 5.45%, Sr. Unsec. Gtd. Pfd.		40,000	1,000,000
Vornado Realty Trust, Series G, 6.63% Pfd.		22,000	559,460
Vornado Realty Trust, Series I, 6.63% Pfd.		279,203	7,075,004
			178,354,724
Total Preferred Stocks (Cost $178,851,157)			184,170,101

	Principal Amount

Mortgage-Backed Securities–17.62%
Ireland–1.08%
Cornerstone Titan PLC, Series 2005-CT1X, Class C, Floating Rate Pass Through Ctfs., 1.11%, 07/28/14(b)(c)	GBP	997,428	1,490,205
DECO,
Series 2012-MHLA, Class C, Floating Rate Pass Through Ctfs., 2.78%, 07/28/21(a)(b)(c)	GBP	1,166,667	1,732,872
Series 2012-MHLX, Class C, Floating Rate Pass Through Ctfs., 2.78%, 07/28/21(b)(c)	GBP	1,000,000	1,485,311

	Principal Amount		Value
Ireland–(continued)
Epic More London PLC,
Series MLDN, Class C, Floating Rate Pass Through Ctfs., 1.09%, 07/15/17(b)(c)	GBP	1,071,000	$1,520,189
Series MLDN, Class D, Floating Rate Pass Through Ctfs., 1.16%, 07/15/17(b)(c)	GBP	1,714,000	2,378,852
Series MLDN, Class E, Floating Rate Pass Through Ctfs., 1.36%, 07/15/17(b)(c)	GBP	750,000	1,016,980
			9,624,409

United Kingdom–3.45%
Hercules Eclipse PLC, Series 2006-4, Class A, Floating Rate Pass Through Ctfs., 0.75%, 10/25/18(b)(c)	GBP	1,898,070	2,677,464
LCP Proudreed PLC, Series 1, Class A, Floating Rate Pass Through Ctfs., 0.77%, 08/25/16(b)(c)	GBP	4,809,147	6,875,080
Mall Funding PLC (The), Series 1, Class A, Floating Rate Pass Through Ctfs., 1.19%, 04/22/17(b)(c)	GBP	1,180,907	1,728,508
Nemus II Arden PLC, Series 2006-2, Class A, Floating Rate Pass Through Ctfs., 0.74%, 02/15/20(b)(c)	GBP	3,354,585	4,859,263
Real Estate Capital PLC, Series 5, Class C, Floating Rate Pass Through Ctfs., 1.06%, 07/25/16(b)(c)	GBP	2,252,241	3,360,686
Triton European Loan Conduit PLC, Series 26X, Class C, Floating Rate Pass Through Ctfs., 0.75%, 10/25/19(b)(c)	GBP	2,262,709	3,294,794
Windermere XI CMBS PLC, Series X, Class A, Floating Rate Pass Through Ctfs., 0.76%, 04/24/17(b)(c)	GBP	5,565,776	8,049,608
			30,845,403

United States–13.09%
Banc of America Large Loan Trust, Series 2010-HLTN, Floating Rate Pass Through Ctfs., 2.50%, 11/15/15(a)(c)		$4,542,942	4,558,052
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs., 4.95%, 11/11/41(a)(c)		50,000	53,580
Series 2005-PWR8, Class C, Pass Through Ctfs., 4.86%, 06/11/41		2,500,000	2,443,936
Citigroup Commercial Mortgage Trust, Series 2005-EMG, Class D, Variable Rate Pass Through Ctfs., 5.03%, 09/20/51(a)(c)		500,000	509,514
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(a)(c)		25,000	24,867
Series 2003-CK2, Class K, Pass Through Ctfs., 4.90%, 03/15/36(a)		3,000,000	3,000,518
Series 2005-C5, Class C, Variable Rate Pass Through Ctfs., 5.10%, 08/15/38(c)		4,975,000	5,081,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Income Fund

	Principal Amount	Value
United States–(continued)
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.20%, 06/10/31(a)(c)	$285,084	$287,029
FREMF Mortgage Trust,
Series 2012-K705, Class C, Variable Rate Pass Through Ctfs., 4.16%, 09/25/44(a)(c)	5,000,000	5,151,545
Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 3.23%, 10/25/44(a)(c)	1,278,000	1,402,280
GMAC Commercial Mortgage Securities Inc., Series 1998-C2, Class F, Pass Through Ctfs., 6.50%, 05/15/35(a)	89,966	90,753
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, Variable Rate Pass Through Ctfs., 3.44%, 12/10/27(a)(c)	1,000,000	896,166
GS Mortgage Securities Corp. Trust, Series 2011-ALF, Class D, Pass Through Ctfs., 4.21%, 02/10/21(a)	3,500,000	3,535,000
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-C3, Class F, Variable Rate Pass Through Ctfs., 5.07%, 01/15/42(a)(c)	7,950,000	6,909,266
Series 2012-PHH, Class D, Floating Rate Pass Through Ctfs., 3.47%, 10/15/25(a)(c)	3,250,000	3,298,575
Series 2012-PHH, Class E, Floating Rate Pass Through Ctfs., 3.47%, 10/15/25(a)(c)	1,250,000	1,240,541
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(a)	1,946,052	2,097,935
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class C, Variable Rate Pass Through Ctfs., 4.84%, 02/15/40(c)	170,000	178,546
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 5.89%, 06/15/38(c)	5,260,000	5,302,530
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class D, Variable Rate Pass Through Ctfs., 5.05%, 08/12/39(c)	4,975,000	4,722,402
Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(c)	25,000	26,190
Series 2005-CIP1, Class AJ, Variable Rate Pass Through Ctfs., 5.14%, 07/12/38(c)	3,100,000	3,240,261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class CK, Pass Through Ctfs., 4.30%, 10/15/22(a)	3,900,000	3,422,250
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(c)	5,360,000	5,732,158
Series 2005-IQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 09/15/42(c)	2,500,000	2,646,401

	Principal Amount		Value
United States–(continued)
Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.29%, 09/15/42(c)		$6,475,000	$6,536,383
Series 2006-HQ9, Class C, Variable Rate Pass Through Ctfs., 5.84%, 07/12/44(c)		4,975,000	4,819,760
Series 2006-HQ9, Class D, Variable Rate Pass Through Ctfs., 5.86%, 07/12/44(c)		8,859,000	8,462,750
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.68%, 10/15/42(c)		270,000	241,729
Series 2007-HQ11, Class AJ, Variable Rate Pass Through Ctfs., 5.51%, 02/12/44(c)		8,761,000	8,864,051
Series 2007-T27, Class AJ, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(c)		7,400,000	7,668,997
Series 2007-T27, Class AM, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(c)		25,000	28,926
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class 175B, Variable Rate Pass Through Ctfs., 5.46%, 10/15/41(a)(c)		2,700,000	2,681,666
Series 2004-C15, Class 175C, Variable Rate Pass Through Ctfs., 5.46%, 10/15/41(a)(c)		396,000	390,512
Series 2005-C17, Class G, Variable Rate Pass Through Ctfs., 5.41%, 03/15/42(a)(c)		2,100,000	1,805,398
Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.44%, 05/15/44(a)(c)		900,000	922,314
Series 2005-C19, Class G, Variable Rate Pass Through Ctfs., 5.45%, 05/15/44(a)(c)		5,000,000	5,065,860
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(c)		3,450,000	3,462,289
Wachovia Commercial Mortgage Securities Inc., Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35		180,000	180,887
			116,983,740
Total Mortgage-Backed Securities (Cost $153,851,719)			157,453,552

Non U.S. Dollar Denominated Bonds & Notes–2.54%(b)
Australia–2.54%
CFS Retail Property Trust, Sr. Unsec. Conv. Euro Notes, 5.75%, 07/04/14(d)	AUD	2,100,000	2,267,523
GPT RE Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19	AUD	2,980,000	3,296,691
Mirvac Group Finance Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 8.00%, 09/16/16	AUD	5,000,000	5,546,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Income Fund

	Principal Amount		Value
Australia–(continued)
Stockland Trust Management Ltd.,
Sr. Unsec. Gtd. Medium-Term Notes, 6.00%, 05/15/13	AUD	2,470,000	$2,533,172
7.50%, 07/01/16	AUD	2,250,000	2,503,444
8.50%, 02/18/15	AUD	2,000,000	2,210,348
Westfield Retail Trust, DIP, Sr. Unsec. Gtd. Medium-Term Notes, 7.00%, 10/18/16	AUD	3,900,000	4,330,033
Total Non U.S. Dollar Denominated Bonds & Notes (Cost $21,916,696)			22,687,566

U.S. Dollar Denominated Bonds & Notes–0.88%

Brazil–0.23%
BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00%(a)(e)		$1,850,000	2,050,098

China–0.54%
Country Garden Holdings Co. Ltd., Sr. Unsec. Gtd. Notes, 11.75%, 09/10/14(a)		1,000,000	1,120,027
Franshion Development Ltd., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(a)		1,000,000	1,095,639

	Principal Amount	Value
China–(continued)
KWG Property Holdings Ltd., Sr. Unsec. Gtd. Notes, 12.50%, 08/18/17(a)	$2,300,000	$2,633,500
		4,849,166

United States–0.11%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	900,000	941,625
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,804,686)		7,840,889

	Shares
Money Market Funds–7.06%
Liquid Assets Portfolio–Institutional Class(f)	31,577,145	31,577,145
Premier Portfolio–Institutional Class(f)	31,577,146	31,577,146
Total Money Market Funds (Cost $63,154,291)		63,154,291
TOTAL INVESTMENTS–100.10% (Cost $837,325,063)		894,598,955
OTHER ASSETS LESS LIABILITIES–(0.10)%		(900,926)
NET ASSETS–100.00%		$893,698,029

Investment Abbreviations:

AUD	— Australian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
DIP	— Debtor-in-possession

GBP	— British Pound
Gtd.	— Guaranteed
Pfd.	— Preferred
REIT	— Real Estate Investment Trust

Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $56,876,014, which represented 6.36% of the Fund’s Net Assets.
(b)	Foreign denominated security. Principal amount is denominated in currency indicated.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By property type, based on Net Assets

as of February 28, 2013

Mortgage-Backed Securities	17.6%
Diversified	12.6
Retail REIT’s	6.9
Office	5.8
Office REIT’s	5.8
Specialty Properties	4.9
Healthcare	4.8
Regional Malls	4.4
Lodging-Resorts	4.2
Apartments	3.0
Non-US-Dollar-Denominated Bonds & Notes	2.5
Shopping Centers	2.5
Industrial	2.3
Other Properties, Each Less Than 2% of Portfolio	15.7
Money Market Funds Plus Other Assets Less Liabilities	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $774,170,772)	$831,444,664
Investments in affiliated money market funds, at value and cost	63,154,291
Total investments, at value (Cost $837,325,063)	894,598,955
Foreign currencies, at value (Cost $602,919)	571,873
Receivable for:
Investments sold	8,154,902
Fund shares sold	10,463,501
Dividends and interest	3,077,011
Investment for trustee deferred compensation and retirement plans	33,231
Other assets	86,362
Total assets	916,985,835

Liabilities:
Payable for:
Investments purchased	20,957,993
Fund shares reacquired	1,742,485
Accrued fees to affiliates	305,411
Accrued trustees’ and officers’ fees and benefits	7,114
Accrued other operating expenses	173,664
Trustee deferred compensation and retirement plans	101,139
Total liabilities	23,287,806
Net assets applicable to shares outstanding	$893,698,029

Net assets consist of:
Shares of beneficial interest	$835,885,024
Undistributed net investment income	(7,172,497)
Undistributed net realized gain	7,759,490
Unrealized appreciation	57,226,012
$893,698,029

Net Assets:
Class A	$536,196,411
Class B	$1,951,817
Class C	$78,292,552
Class Y	$239,996,453
Class R5	$28,217,224
Class R6	$9,043,572

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	58,077,169
Class B	211,870
Class C	8,499,687
Class Y	26,064,751
Class R5	3,059,538
Class R6	980,963
Class A:
Net asset value per share	$9.23
Maximum offering price per share
(Net asset value of $9.23 ÷ 94.50%)	$9.77
Class B:
Net asset value and offering price per share	$9.21
Class C:
Net asset value and offering price per share	$9.21
Class Y:
Net asset value and offering price per share	$9.21
Class R5:
Net asset value and offering price per share	$9.22
Class R6:
Net asset value and offering price per share	$9.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $569,925)	$13,564,379
Dividends from affiliated money market funds	22,340
Interest	3,750,389
Total investment income	17,337,108

Expenses:
Advisory fees	2,507,062
Administrative services fees	89,900
Custodian fees	69,125
Distribution fees:
Class A	525,293
Class B	8,726
Class C	285,077
Transfer Agent Fees — A, B, C and Y	512,635
Transfer agent fees — R5	13,223
Transfer agent fees — R6	642
Trustees’ and officers’ fees and benefits	21,167
Other	290,569
Total expenses	4,323,419
Less: Fees waived and expense offset arrangement(s)	(23,762)
Net expenses	4,299,657
Net investment income	13,037,451

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,202,847
Foreign currencies	(18)
9,202,829
Change in net unrealized appreciation (depreciation) of:
Investment securities	23,674,945
Foreign currencies	(67,413)
Foreign currency contracts	(87)
23,607,445
Net realized and unrealized gain	32,810,274
Net increase in net assets resulting from operations	$45,847,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income	$13,037,451	$17,796,301
Net realized gain	9,202,829	5,140,914
Change in net unrealized appreciation	23,607,445	23,779,964
Net increase in net assets resulting from operations	45,847,725	46,717,179

Distributions to shareholders from net investment income:
Class A	(14,818,870)	(10,974,958)
Class B	(57,779)	(66,882)
Class C	(1,805,987)	(1,252,416)
Class Y	(5,817,217)	(2,665,994)
Class R5	(1,048,025)	(1,805,834)
Class R6	(222,791)	—
Total distributions from net investment income	(23,770,669)	(16,766,084)

Share transactions–net:
Class A	204,184,591	96,606,755
Class B	291,232	(276,855)
Class C	31,690,939	15,641,770
Class Y	119,858,719	82,201,168
Class R5	(2,674,445)	(7,962,465)
Class R6	8,809,483	—
Net increase in net assets resulting from share transactions	362,160,519	186,210,373
Net increase in net assets	384,237,575	216,161,468

Net assets:
Beginning of period	509,460,454	293,298,986
End of period (includes undistributed net investment income of $(7,172,497) and $3,560,721, respectively)	$893,698,029	$509,460,454

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Income Fund, (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at

12                         Invesco Global Real Estate Income Fund

the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

13                         Invesco Global Real Estate Income Fund

D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%

14                         Invesco Global Real Estate Income Fund

Average Daily Net Assets	Rate
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees of $23,215.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $243,845 in front-end sales commissions from the sale of Class A shares and $4,189 and $795 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15                         Invesco Global Real Estate Income Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2013, there were transfers from Level 1 to Level 2 of $64,140,885 and from Level 2 to Level 1 of $22,717,025, due to foreign fair value adjustments. Additionally, there were transfers from Level 2 to Level 1 of $3,171,600, due to securities trading on an exchange.

	Level 1	Level 2	Level 3	Total
Australia	$35,434,034	$43,237,000	$—	$78,671,034
Brazil	—	2,050,098	—	2,050,098
Canada	50,524,231	—	—	50,524,231
China	4,093,029	9,594,281	—	13,687,310
France	9,911,460	2,253,044	—	12,164,504
Germany	4,128,899	—	—	4,128,899
Hong Kong	17,234,976	—	—	17,234,976
Ireland	—	9,624,409	—	9,624,409
Japan	48,745,704	4,499,930	—	53,245,634
Netherlands	—	1,675,737	—	1,675,737
New Zealand	4,129,376	—	—	4,129,376
Norway	2,291,442	—	—	2,291,442
Singapore	7,261,534	21,066,966	—	28,328,500
South Africa	12,275,304	—	—	12,275,304
United Kingdom	15,870,760	56,481,833	—	72,352,593
United States	399,031,807	133,183,101	—	532,214,908
Total Investments	$610,932,556	$283,666,399	$—	$894,598,955

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $547.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16                         Invesco Global Real Estate Income Fund

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2018	$259,445	$—	$259,445

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $450,133,781 and $138,794,396, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$55,067,448
Aggregate unrealized (depreciation) of investment securities	(7,118,671)
Net unrealized appreciation of investment securities	$47,948,777

Cost of investments for tax purposes is $846,650,178.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	26,943,546	$244,014,580	18,683,381	$159,199,288
Class B	59,878	540,655	46,872	393,823
Class C	3,851,716	34,938,867	2,369,846	20,158,359
Class Y	14,460,485	130,776,374	11,969,982	101,722,029
Class R5	1,072,860	9,670,713	2,439,672	20,294,421
Class R6(b)	979,677	8,803,733	—	—

Issued as reinvestment of dividends:
Class A	1,188,243	10,603,167	943,687	7,809,770
Class B	5,284	47,141	6,776	55,840
Class C	163,514	1,458,611	123,735	1,024,338
Class Y	504,598	4,491,784	246,272	2,050,366
Class R5	109,632	978,387	198,667	1,639,410
Class R6	25,117	222,791	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	18,452	167,516	34,166	290,854
Class B	(18,480)	(167,516)	(34,221)	(290,854)

Reacquired:
Class A	(5,574,251)	(50,600,672)	(8,381,414)	(70,693,157)
Class B	(14,294)	(129,048)	(51,839)	(435,664)
Class C	(520,537)	(4,706,539)	(658,315)	(5,540,927)
Class Y	(1,701,430)	(15,409,439)	(2,540,668)	(21,571,227)
Class R5	(1,480,540)	(13,323,545)	(3,552,032)	(29,896,296)
Class R6	(23,831)	(217,041)	—	—
Net increase in share activity	40,049,639	$362,160,519	21,844,567	$186,210,373

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

17                         Invesco Global Real Estate Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Redemption fees added to shares of beneficial interest	Net asset value, end of period		Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/13	$8.97	$0.17	$0.43		$0.60	$(0.34)	$—	$(0.34)	$—	$9.23		6.83%	$536,196	1.28	%(d)	1.29	%(d)	3.84	%(d)	21%
Year ended 08/31/12	8.39	0.41	0.57		0.98	(0.40)	—	(0.40)	—	8.97	(e)	12.19	318,464	1.31		1.31		4.82		49
Year ended 08/31/11	7.77	0.32	0.61		0.93	(0.31)	—	(0.31)	—	8.39		12.11	203,100	1.30		1.30		3.83		101
Year ended 08/31/10	6.62	0.28	1.14		1.42	(0.27)	—	(0.27)	—	7.77		21.85	147,568	1.37		1.38		3.93		77
Year ended 08/31/09	8.38	0.27	(1.75)		(1.48)	(0.28)	—	(0.28)	—	6.62		(17.12)	94,979	1.73		1.74		4.83		59
Year ended 08/31/08	16.27	0.42	(1.54)		(1.12)	(0.65)	(6.18)	(6.83)	0.06	8.38		(7.47)	111,529	1.32		1.33		3.91		73
Class B
Six months ended 02/28/13	8.95	0.14	0.42		0.56	(0.30)	—	(0.30)	—	9.21		6.44	1,952	2.03	(d)	2.04	(d)	3.09	(d)	21
Year ended 08/31/12	8.36	0.34	0.59		0.93	(0.34)	—	(0.34)	—	8.95	(e)	11.49	1,606	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59		0.85	(0.24)	—	(0.24)	—	8.36		11.15	1,772	2.05		2.05		3.08		101
Year ended 08/31/10	6.60	0.23	1.14		1.37	(0.22)	—	(0.22)	—	7.75		21.02	1,676	2.12		2.13		3.18		77
Year ended 08/31/09	8.37	0.23	(1.77)		(1.54)	(0.23)	—	(0.23)	—	6.60		(17.91)	680	2.48		2.49		4.08		59
Year ended 08/31/08	16.23	0.28	(1.40	)(f)	(1.12)	(0.56)	(6.18)	(6.74)	—	8.37		(8.01)	1,126	2.07		2.08		3.16		73
Class C
Six months ended 02/28/13	8.95	0.14	0.42		0.56	(0.30)	—	(0.30)	—	9.21		6.44	78,293	2.03	(d)	2.04	(d)	3.09	(d)	21
Year ended 08/31/12	8.36	0.34	0.59		0.93	(0.34)	—	(0.34)	—	8.95	(e)	11.49	44,790	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59		0.85	(0.24)	—	(0.24)	—	8.36		11.15	26,511	2.05		2.05		3.08		101
Year ended 08/31/10	6.60	0.23	1.14		1.37	(0.22)	—	(0.22)	—	7.75		21.02	16,692	2.12		2.13		3.18		77
Year ended 08/31/09	8.38	0.23	(1.78)		(1.55)	(0.23)	—	(0.23)	—	6.60		(18.00)	4,296	2.48		2.49		4.08		59
Year ended 08/31/08	16.23	0.29	(1.40	)(f)	(1.11)	(0.56)	(6.18)	(6.74)	—	8.38		(7.90)	1,932	2.07		2.08		3.16		73
Class Y
Six months ended 02/28/13	8.95	0.18	0.43		0.61	(0.35)	—	(0.35)	—	9.21		6.97	239,996	1.03	(d)	1.04	(d)	4.09	(d)	21
Year ended 08/31/12	8.36	0.43	0.58		1.01	(0.42)	—	(0.42)	—	8.95	(e)	12.62	114,525	1.06		1.06		5.07		49
Year ended 08/31/11	7.75	0.34	0.60		0.94	(0.33)	—	(0.33)	—	8.36		12.28	26,139	1.05		1.05		4.08		101
Year ended 08/31/10	6.60	0.31	1.13		1.44	(0.29)	—	(0.29)	—	7.75		22.21	22,047	1.12		1.13		4.18		77
Year ended 08/31/09(g)	7.15	0.26	(0.63)		(0.37)	(0.18)	—	(0.18)	—	6.60		(4.23)	2,755	1.53	(h)	1.53	(h)	5.03	(h)	59
Class R5
Six months ended 02/28/13	8.96	0.19	0.42		0.61	(0.35)	—	(0.35)	—	9.22		6.98	28,217	0.97	(d)	0.98	(d)	4.15	(d)	21
Year ended 08/31/12	8.38	0.44	0.57		1.01	(0.43)	—	(0.43)	—	8.96	(e)	12.63	30,076	0.98		0.98		5.15		49
Year ended 08/31/11	7.76	0.35	0.61		0.96	(0.34)	—	(0.34)	—	8.38		12.52	35,777	0.96		0.96		4.17		101
Year ended 08/31/10	6.62	0.32	1.13		1.45	(0.31)	—	(0.31)	—	7.76		22.27	37,711	0.92		0.93		4.38		77
Year ended 08/31/09	8.39	0.31	(1.77)		(1.46)	(0.31)	—	(0.31)	—	6.62		(16.75)	33,753	1.11		1.12		5.45		59
Year ended 08/31/08	16.27	0.37	(1.37	)(f)	(1.00)	(0.70)	(6.18)	(6.88)	—	8.39		(6.91)	12,696	0.88		0.89		4.35		73
Class R6
Six months ended 02/28/13(g)	8.98	0.17	0.32		0.49	(0.25)	—	(0.25)	—	9.22		5.51	9,044	0.88	(d)	0.89	(d)	4.24	(d)	21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $423,717, $1,760, $57,488, $165,550, $26,527 and $8,298 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(f)	Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008. Redemption fees added to shares of beneficial interest for Class B, Class C and Class R5 shares were $0.05, $0.05 and $0.04 per share, respectively for the year ended August 31, 2008.
(g)	Commencement date of October 3, 2008 for Class Y shares and September 24, 2012 for Class R6 shares.
(h)	Annualized.

18                         Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[3]
A	$1,000.00	$1,068.30	$6.56	$1,018.45	$6.41	1.28%
B	1,000.00	1,064.40	10.39	1,014.73	10.14	2.03
C	1,000.00	1,064.40	10.39	1,014.73	10.14	2.03
Y	1,000.00	1,069.70	5.29	1,019.69	5.16	1.03
R5	1,000.00	1,069.80	4.98	1,019.98	4.86	0.97
R6	1,000.00	1,055.10	3.91	1,020.43	4.41	0.88

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012, through February 28, 2013 (as of close of business September 24, 2012, through February 28, 2013 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 158 (as of close of business September 24, 2012, through February 28, 2013)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

19                         Invesco Global Real Estate Income Fund

Distribution Notice

Form 1099-DIV for the 2012 calendar year reported distributions for federal income tax purposes. The Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. This Notice is sent to comply with certain Securities and Exchange Commission requirements. The amounts and sources of the following distribution are estimates and as noted above are not being provided for tax reporting purposes.

During the quarter ending December 2012, Invesco Global Real Estate Income Fund (“the Fund”) declared quarterly distributions, which were payable to shareholders on December 07, 2012. This distribution, determined in accordance with generally accepted accounting principles, has been revised and is now estimated to be from the following sources: (1) $ .0834 (Class A), $ 0.0659 (Class B), $0.0659 (Class C), $0.0885 (Class Y), $0.0899 (Class R5) and $0.0917 (Class R6) per share from net investment income; and (2) $0.1533 (Class A), $0.1533 (Class B), $0.1533 (Class C), $0.1533 (Class Y), $0.1533 (Class R5, $0.1533 (Class R6) per share from return of principal.

20                         Invesco Global Real Estate Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 GREI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco U.S. Quantitative Core Fund

Nasdaq:

A: SCAUX ¡ B: SBCUX ¡ C: SCCUX ¡ R: SCRUX ¡ Y: SCAYX Investor: SCNUX ¡ R5: SCIUX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.65%
Class B Shares	6.19
Class C Shares	6.32
Class R Shares	6.53
Class Y Shares	6.75
Investor Class Shares	6.63
Class R5 Shares*	6.84
S&P 500 Index‚ (Broad Market/Style-Specific Index)	8.95
Lipper Large-Cap Core Funds Index ■(Peer Group Index)	9.95

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.

*	Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco U.S. Quantitative Core Fund

Average Annual Total Returns
As of 2/28/13, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	2.02%
5 Years	2.24
1 Year	6.04

Class B Shares
Inception (3/31/06)	2.11%
5 Years	2.33
1 Year	6.28

Class C Shares
Inception (3/31/06)	2.10%
5 Years	2.63
1 Year	10.43

Class R Shares
Inception (3/31/06)	2.62%
5 Years	3.16
1 Year	11.99

Class Y Shares
Inception	3.04%
5 Years	3.66
1 Year	12.43

Investor Class Shares
Inception	2.87%
5 Years	3.42
1 Year	12.18

Class R5 Shares
Inception (3/31/06)	3.14%
5 Years	3.71
1 Year	12.53

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Investor Class shares incepted on April 25, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	1.25%
5 Years	-1.52
1 Year	10.48

Class B Shares
Inception (3/31/06)	1.36%
5 Years	-1.42
1 Year	11.04

Class C Shares
Inception (3/31/06)	1.34%
5 Years	-1.13
1 Year	15.06

Class R Shares
Inception (3/31/06)	1.86%
5 Years	-0.62
1 Year	16.61

Class Y Shares
Inception	2.28%
5 Years	-0.15
1 Year	17.18

Investor Class Shares
Inception	2.11%
5 Years	-0.38
1 Year	16.93

Class R5 Shares
Inception (3/31/06)	2.38%
5 Years	-0.10
1 Year	17.28

distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares was 1.23%, 1.98%, 1.98%, 1.48%, 0.98%, 1.23% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3                Invesco U.S. Quantitative Core Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■

Connect with you – We are committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco U.S. Quantitative Core Fund

Schedule of Investments(a)

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.37%
Airlines–0.81%
Delta Air Lines, Inc.(b)	138,400	$1,974,968
Southwest Airlines Co.	56,200	657,540
		2,632,508

Apparel Retail–3.98%
American Eagle Outfitters, Inc.	116,700	2,413,356
Foot Locker, Inc.	10,900	372,671
Gap, Inc. (The)	154,400	5,082,848
TJX Cos., Inc. (The)	112,700	5,068,119
		12,936,994

Automobile Manufacturers–0.05%
General Motors Co.(b)	6,000	162,900

Biotechnology–2.45%
Amgen Inc.	87,000	7,952,670

Cable & Satellite–2.71%
Comcast Corp.–Class A	183,700	7,309,423
DIRECTV(b)	5,400	260,118
DISH Network Corp.–Class A	21,900	762,120
Starz—Liberty Capital(b)	25,000	464,000
		8,795,661

Communications Equipment–3.44%
Cisco Systems, Inc.	414,900	8,650,665
Research In Motion Ltd. (Canada)(b)	189,300	2,527,155
		11,177,820

Computer & Electronics Retail–1.15%
GameStop Corp.–Class A	148,900	3,731,434

Computer Hardware–4.48%
Apple Inc.	32,940	14,539,716

Computer Storage & Peripherals–2.44%
Lexmark International, Inc.–Class A	74,100	1,631,682
Seagate Technology PLC	161,300	5,187,408
Western Digital Corp.	23,700	1,117,692
		7,936,782

Consumer Finance–1.95%
Discover Financial Services	159,500	6,145,535
SLM Corp.	10,800	204,876
		6,350,411

Department Stores–0.58%
Macy’s, Inc.	45,900	1,886,490

Diversified Banks–1.82%
U.S. Bancorp	54,900	1,865,502
Wells Fargo & Co.	115,200	4,041,216
		5,906,718

Drug Retail–1.90%
CVS Caremark Corp.	120,600	6,165,072

Fertilizers & Agricultural Chemicals–3.65%
Agrium Inc. (Canada)	22,200	2,296,590
CF Industries Holdings, Inc.	24,250	4,870,127
Monsanto Co.	46,300	4,677,689
		11,844,406

	Shares	Value
Home Entertainment Software–1.05%
Activision Blizzard, Inc.	238,600	$3,411,980

Home Improvement Retail–0.84%
Home Depot, Inc. (The)	39,700	2,719,450

Homebuilding–1.40%
PulteGroup Inc.(b)	236,500	4,536,070

Hypermarkets & Super Centers–2.70%
Wal-Mart Stores, Inc.	124,000	8,776,720

Industrial Conglomerates–4.44%
3M Co.	23,600	2,454,400
General Electric Co.	515,900	11,979,198
		14,433,598

Integrated Oil & Gas–7.20%
Chevron Corp.	47,500	5,564,625
Exxon Mobil Corp.	175,300	15,698,115
Suncor Energy, Inc. (Canada)	69,600	2,105,400
		23,368,140

Integrated Telecommunication Services–4.83%
AT&T Inc.	269,300	9,670,563
Verizon Communications Inc.	129,600	6,030,288
		15,700,851

Internet Retail–1.84%
Expedia, Inc.	93,400	5,962,656

Internet Software & Services–3.11%
AOL Inc.(b)	73,400	2,708,460
Google Inc.–Class A(b)	275	220,330
IAC/InterActiveCorp	44,900	1,829,675
Yahoo! Inc.(b)	250,500	5,338,155
		10,096,620

Investment Banking & Brokerage–0.56%
Morgan Stanley	81,300	1,833,315

IT Consulting & Other Services–0.10%
International Business Machines Corp.	1,600	321,328

Life & Health Insurance–1.96%
Lincoln National Corp.	215,000	6,351,100

Managed Health Care–1.93%
UnitedHealth Group Inc.	117,000	6,253,650

Multi-Line Insurance–1.60%
American International Group, Inc.(b)	57,300	2,177,973
Assurant, Inc.	11,900	499,681
Genworth Financial Inc.–Class A(b)	296,400	2,531,256
		5,208,910

Oil & Gas Drilling–0.16%
Diamond Offshore Drilling, Inc.	7,400	515,632

Oil & Gas Exploration & Production–1.37%
ConocoPhillips	76,800	4,450,560

Oil & Gas Refining & Marketing–3.67%
HollyFrontier Corp.	56,300	3,164,060
Phillips 66	32,400	2,039,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco U.S. Quantitative Core Fund

	Shares	Value
Oil & Gas Refining & Marketing–(continued)
Valero Energy Corp.	147,300	$6,715,407
		11,919,371

Other Diversified Financial Services–2.63%
Citigroup Inc.	136,300	5,720,511
JPMorgan Chase & Co.	57,700	2,822,684
		8,543,195

Pharmaceuticals–8.49%
Eli Lilly & Co.	127,000	6,941,820
Forest Laboratories, Inc.(b)	40,000	1,472,000
Johnson & Johnson	2,200	167,442
Merck & Co., Inc.	185,200	7,913,596
Pfizer Inc.	404,100	11,060,217
		27,555,075

Property & Casualty Insurance–3.19%
Allstate Corp. (The)	102,000	4,694,040
Berkshire Hathaway Inc.–Class B(b)	42,800	4,372,448
XL Group PLC	45,100	1,291,664
		10,358,152

Publishing–0.22%
Gannett Co., Inc.	21,300	427,491
McGraw-Hill Cos., Inc. (The)	6,500	302,575
		730,066

Regional Banks–4.97%
Fifth Third Bancorp	300,300	4,756,752
Huntington Bancshares Inc.	308,400	2,168,052
KeyCorp	325,700	3,058,323
Regions Financial Corp.	673,100	5,149,215
SunTrust Banks, Inc.	37,000	1,020,830
		16,153,172

	Shares	Value
Retail REIT’s–0.68%
Simon Property Group, Inc.	13,850	$2,200,211

Specialized Consumer Services–1.01%
H&R Block, Inc.	131,500	3,269,090

Specialized Finance–0.07%
Moody’s Corp.	4,500	216,270

Systems Software–4.56%
BMC Software, Inc.(b)	11,700	468,819
Microsoft Corp.	353,900	9,838,420
Symantec Corp.(b)	191,600	4,491,104
		14,798,343

Tobacco–1.38%
Philip Morris International Inc.	48,900	4,486,575
Total Common Stocks & Other Equity Interests (Cost $252,528,757)		316,189,682

	Principal Amount
U.S. Treasury Bills–0.28%
0.13%, 03/14/13 (Cost $899,959)(c)(d)	$900,000	899,989

	Shares
Money Market Funds–2.39%
Liquid Assets Portfolio–Institutional Class(e)	3,884,953	3,884,953
Premier Portfolio–Institutional Class(e)	3,884,953	3,884,953
Total Money Market Funds (Cost $7,769,906)		7,769,906
TOTAL INVESTMENTS–100.04% (Cost $261,198,622)		324,859,577
OTHER ASSETS LESS LIABILITIES–(0.04)%		(134,387)
NET ASSETS–100.00%		$324,725,190

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2013

Financials	19.4%
Information Technology	19.2
Consumer Discretionary	13.8
Health Care	12.9
Energy	12.4
Consumer Staples	6.0
Industrials	5.3
Telecommunication Services	4.8
Materials	3.6
U.S. Treasury Bills, Money Market Funds Plus Other Assets Less Liabilities	2.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco U.S. Quantitative Core Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $253,428,716)	$317,089,671
Investments in affiliated money market funds, at value and cost	7,769,906
Total investments, at value (Cost $261,198,622)	324,859,577
Receivable for:
Fund shares sold	36,377
Dividends	805,156
Investment for trustee deferred compensation and retirement plans	134,684
Other assets	52,077
Total assets	325,887,871

Liabilities:
Payable for:
Fund shares reacquired	567,230
Variation margin	13,750
Accrued fees to affiliates	254,186
Accrued trustees’ and officers’ fees and benefits	3,934
Accrued other operating expenses	86,328
Trustee deferred compensation and retirement plans	237,253
Total liabilities	1,162,681
Net assets applicable to shares outstanding	$324,725,190

Net assets consist of:
Shares of beneficial interest	$384,900,639
Undistributed net investment income	1,436,829
Undistributed net realized gain (loss)	(125,423,283)
Unrealized appreciation	63,811,005
$324,725,190

Net Assets:
Class A	$193,218,144
Class B	$14,640,870
Class C	$37,768,347
Class R	$307,870
Class Y	$4,264,932
Investor Class	$63,089,207
Class R5	$11,435,820

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	21,179,846
Class B	1,620,724
Class C	4,189,335
Class R	33,871
Class Y	466,128
Investor Class	6,894,723
Class R5	1,249,398
Class A:
Net asset value per share	$9.12
Maximum offering price per share
(Net asset value of $9.12 ÷ 94.50%)	$9.65
Class B:
Net asset value and offering price per share	$9.03
Class C:
Net asset value and offering price per share	$9.02
Class R:
Net asset value and offering price per share	$9.09
Class Y:
Net asset value and offering price per share	$9.15
Investor Class:
Net asset value and offering price per share	$9.15
Class R5:
Net asset value and offering price per share	$9.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco U.S. Quantitative Core Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,455)	$4,104,826
Dividends from affiliated money market funds	3,725
Total investment income	4,108,551

Expenses:
Advisory fees	971,409
Administrative services fees	52,493
Custodian fees	3,509
Distribution fees:
Class A	241,989
Class B	78,615
Class C	194,544
Class R	1,825
Investor Class	78,319
Transfer agent fees — A, B, C, R, Y and Investor	394,091
Transfer agent fees — R5	3,659
Trustees’ and officers’ fees and benefits	15,921
Other	87,769
Total expenses	2,124,143
Less: Fees waived and expense offset arrangement(s)	(5,256)
Net expenses	2,118,887
Net investment income	1,989,664

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	17,760,120
Futures contracts	694,785
18,454,905
Change in net unrealized appreciation (depreciation) of:
Investment securities	739,341
Futures contracts	(335,246)
404,095
Net realized and unrealized gain	18,859,000
Net increase in net assets resulting from operations	$20,848,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco U.S. Quantitative Core Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income	$1,989,664	$3,268,668
Net realized gain	18,454,905	3,600,280
Change in net unrealized appreciation	404,095	49,879,997
Net increase in net assets resulting from operations	20,848,664	56,748,945

Distributions to shareholders from net investment income:
Class A	(2,404,821)	(930,525)
Class B	(47,545)	(41,450)
Class C	(119,396)	(95,868)
Class R	(8,911)	(5,087)
Class Y	(68,486)	(21,355)
Investor Class	(773,703)	(288,346)
Class R5	(185,733)	(71,711)
Total distributions from net investment income	(3,608,595)	(1,454,342)

Share transactions-net:
Class A	(15,675,440)	(37,945,442)
Class B	(3,149,113)	(6,796,360)
Class C	(5,587,627)	(14,199,052)
Class R	(768,614)	(405,549)
Class Y	(228,551)	(216,655)
Investor Class	(3,486,456)	(10,855,010)
Class R5	(532,853)	(2,297,972)
Net increase (decrease) in net assets resulting from share transactions	(29,428,654)	(72,716,040)
Net increase (decrease) in net assets	(12,188,585)	(17,421,437)

Net assets:
Beginning of period	336,913,775	354,335,212
End of period (includes undistributed net investment income of $1,436,829 and $3,055,760, respectively)	$324,725,190	$336,913,775

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Quantitative Core Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5. On September 24, 2012, Institutional Class shares were renamed Class R5 shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular

9                         Invesco U.S. Quantitative Core Fund

day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

10                         Invesco U.S. Quantitative Core Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.60%
Next $250 million	0.575%
Next $500 million	0.55%
Next $1.5 billion	0.525%
Next $2.5 billion	0.50%
Next $2.5 billion	0.475%
Next $2.5 billion	0.45%
Over $10 billion	0.425%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into

11                         Invesco U.S. Quantitative Core Fund

account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees $4,114.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $6,691 in front-end sales commissions from the sale of Class A shares and $13,217 and $381 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$323,959,588	$—	$—	$323,959,588
U.S. Treasury Securities	—	899,989	—	899,989
	$323,959,588	$899,989	$—	$324,859,577
Futures*	150,050	—	—	150,050
Total Investments	$324,109,638	$899,989	$—	$325,009,627

*	Unrealized appreciation.

12                         Invesco U.S. Quantitative Core Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk
Futures contracts(a)	$150,050	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain
Market risk	$694,785
Change in Unrealized Appreciation (Depreciation)
Market risk	(335,246)
Total	$359,539

*	The average notional value of futures outstanding during the period was $7,139,728.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	110	March-2013	$8,323,150	$150,050

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,142.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration

13                         Invesco U.S. Quantitative Core Fund

period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2015	$20,974,683	$—	$20,974,683
August 31, 2016	54,204,215	—	54,204,215
August 31, 2018	63,991,405	—	63,991,405
	$139,170,303	$—	$139,170,303

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Select Equity Fund and Invesco Van Kampen Premium Income Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $110,993,647 and $143,973,422, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$64,107,616
Aggregate unrealized (depreciation) of investment securities	(1,779,804)
Net unrealized appreciation of investment securities	$62,327,812

Cost of investments for tax purposes is $262,531,765.

14                         Invesco U.S. Quantitative Core Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	346,936	$3,062,537	1,233,552	$9,581,190
Class B	12,782	112,247	52,399	404,485
Class C	97,461	851,529	262,766	2,049,034
Class R	43,984	375,940	10,411	82,193
Class Y	70,894	625,708	105,238	852,079
Investor Class	265,771	2,359,270	887,672	7,116,364
Class R5	23,071	207,229	126,149	971,236

Issued as reinvestment of dividends:
Class A	248,610	2,143,015	110,291	819,460
Class B	4,656	39,806	4,705	34,581
Class C	10,631	90,790	9,743	71,514
Class R	1,023	8,795	494	3,648
Class Y	6,167	53,284	2,083	15,520
Investor Class	87,099	753,409	37,687	280,770
Class R5	21,468	185,483	9,615	71,634

Automatic conversion of Class B shares to Class A shares:
Class A	115,994	1,026,429	344,576	2,719,115
Class B	(117,430)	(1,026,429)	(348,922)	(2,719,115)

Reacquired:
Class A	(2,485,189)	(21,907,421)	(6,568,951)	(51,065,207)
Class B	(262,538)	(2,274,737)	(582,251)	(4,516,311)
Class C	(753,616)	(6,529,946)	(2,142,291)	(16,319,600)
Class R	(134,183)	(1,153,349)	(65,832)	(491,390)
Class Y	(101,275)	(907,543)	(138,938)	(1,084,254)
Investor Class	(743,595)	(6,599,135)	(2,317,894)	(18,252,144)
Class R5	(103,756)	(925,565)	(407,522)	(3,340,842)
Net increase (decrease) in share activity	(3,345,035)	$(29,428,654)	(9,375,220)	$(72,716,040)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco U.S. Quantitative Core Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/13	$8.66	$0.06	$0.51	$0.57	$(0.11)	$—	$(0.11)	$9.12	6.65%	$193,218	1.19	%(d)	1.19	%(d)	1.32	%(d)	34%
Year ended 08/31/12	7.34	0.09	1.27	1.36	(0.04)	—	(0.04)	8.66	18.54	198,831	1.03		1.23		1.10		45
Year ended 08/31/11	6.29	0.07	1.06	1.13	(0.08)	—	(0.08)	7.34	18.00	204,311	1.00		1.22		0.90		125
Year ended 08/31/10	6.47	0.06	(0.12)	(0.06)	(0.12)	—	(0.12)	6.29	(1.07)	1,265	1.00		1.31		0.93		71
Year ended 08/31/09	9.89	0.11	(2.16)	(2.05)	(0.07)	(1.30)	(1.37)	6.47	(18.66)	1,618	0.66		1.29		1.85		77
Year ended 08/31/08	11.19	0.14	(1.37)	(1.23)	(0.02)	(0.05)	(0.07)	9.89	(11.03)	951	0.75		1.93		1.34		118
Class B
Six months ended 02/28/13	8.53	0.02	0.51	0.53	(0.03)	—	(0.03)	9.03	6.19	14,641	1.94	(d)	1.94	(d)	0.57	(d)	34
Year ended 08/31/12	7.26	0.03	1.26	1.29	(0.02)	—	(0.02)	8.53	17.75	16,913	1.78		1.98		0.35		45
Year ended 08/31/11	6.22	0.01	1.06	1.07	(0.03)	—	(0.03)	7.26	17.15	20,750	1.75		1.97		0.15		125
Year ended 08/31/10	6.37	0.01	(0.13)	(0.12)	(0.03)	—	(0.03)	6.22	(1.85)	173	1.75		2.06		0.18		71
Year ended 08/31/09	9.79	0.06	(2.13)	(2.07)	(0.05)	(1.30)	(1.35)	6.37	(19.10)	211	1.41		2.04		1.10		77
Year ended 08/31/08	11.14	0.06	(1.36)	(1.30)	—	(0.05)	(0.05)	9.79	(11.71)	165	1.50		2.68		0.59		118
Class C
Six months ended 02/28/13	8.51	0.02	0.52	0.54	(0.03)	—	(0.03)	9.02	6.32	37,768	1.94	(d)	1.94	(d)	0.57	(d)	34
Year ended 08/31/12	7.25	0.03	1.25	1.28	(0.02)	—	(0.02)	8.51	17.64	41,148	1.78		1.98		0.35		45
Year ended 08/31/11	6.22	0.01	1.05	1.06	(0.03)	—	(0.03)	7.25	16.99	48,592	1.75		1.97		0.15		125
Year ended 08/31/10	6.37	0.01	(0.13)	(0.12)	(0.03)	—	(0.03)	6.22	(1.85)	219	1.75		2.06		0.18		71
Year ended 08/31/09	9.79	0.06	(2.13)	(2.07)	(0.05)	(1.30)	(1.35)	6.37	(19.10)	254	1.41		2.04		1.10		77
Year ended 08/31/08	11.14	0.06	(1.36)	(1.30)	—	(0.05)	(0.05)	9.79	(11.71)	249	1.50		2.68		0.59		118
Class R
Six months ended 02/28/13	8.61	0.05	0.51	0.56	(0.08)	—	(0.08)	9.09	6.53	308	1.44	(d)	1.44	(d)	1.07	(d)	34
Year ended 08/31/12	7.31	0.07	1.26	1.33	(0.03)	—	(0.03)	8.61	18.24	1,059	1.28		1.48		0.85		45
Year ended 08/31/11	6.27	0.05	1.06	1.11	(0.07)	—	(0.07)	7.31	17.68	1,300	1.25		1.47		0.65		125
Year ended 08/31/10	6.45	0.05	(0.12)	(0.07)	(0.11)	—	(0.11)	6.27	(1.30)	1,335	1.25		1.56		0.68		71
Year ended 08/31/09	9.86	0.10	(2.15)	(2.05)	(0.06)	(1.30)	(1.36)	6.45	(18.70)	77	0.91		1.54		1.60		77
Year ended 08/31/08	11.17	0.11	(1.37)	(1.26)	—	(0.05)	(0.05)	9.86	(11.32)	53	1.00		2.18		1.09		118
Class Y
Six months ended 02/28/13	8.71	0.07	0.51	0.58	(0.14)	—	(0.14)	9.15	6.75	4,265	0.94	(d)	0.94	(d)	1.57	(d)	34
Year ended 08/31/12	7.37	0.11	1.27	1.38	(0.04)	—	(0.04)	8.71	18.89	4,269	0.78		0.98		1.35		45
Year ended 08/31/11	6.32	0.09	1.06	1.15	(0.10)	—	(0.10)	7.37	18.24	3,846	0.75		0.97		1.15		125
Year ended 08/31/10	6.50	0.08	(0.13)	(0.05)	(0.13)	—	(0.13)	6.32	(0.85)	142	0.75		1.06		1.18		71
Year ended 08/31/09(e)	8.29	0.12	(0.54)	(0.42)	(0.07)	(1.30)	(1.37)	6.50	(2.50)	211	0.43	(f)	1.07	(f)	2.08	(f)	77
Investor Class
Six months ended 02/28/13	8.69	0.06	0.51	0.57	(0.11)	—	(0.11)	9.15	6.63	63,089	1.19	(d)	1.19	(d)	1.32	(d)	34
Year ended 08/31/12	7.36	0.09	1.28	1.37	(0.04)	—	(0.04)	8.69	18.63	63,296	1.03		1.23		1.10		45
Year ended 08/31/11	6.32	0.07	1.05	1.12	(0.08)	—	(0.08)	7.36	17.76	63,890	1.00		1.22		0.90		125
Year ended 08/31/10	6.50	0.06	(0.12)	(0.06)	(0.12)	—	(0.12)	6.32	(1.07)	69,635	1.00		1.31		0.93		71
Year ended 08/31/09	9.90	0.12	(2.15)	(2.03)	(0.07)	(1.30)	(1.37)	6.50	(18.43)	88,674	0.66		1.29		1.85		77
Year ended 08/31/08(e)	10.73	0.05	(0.88)	(0.83)	—	—	—	9.90	(7.73)	136,838	0.60	(f)	1.10	(f)	1.49	(f)	118
Class R5
Six months ended 02/28/13	8.71	0.08	0.51	0.59	(0.15)	—	(0.15)	9.15	6.84	11,436	0.76	(d)	0.76	(d)	1.75	(d)	34
Year ended 08/31/12	7.37	0.11	1.28	1.39	(0.05)	—	(0.05)	8.71	18.90	11,397	0.76		0.77		1.37		45
Year ended 08/31/11	6.32	0.09	1.06	1.15	(0.10)	—	(0.10)	7.37	18.24	11,645	0.74		0.77		1.18		125
Year ended 08/31/10	6.50	0.08	(0.12)	(0.04)	(0.14)	—	(0.14)	6.32	(0.83)	11,793	0.75		0.91		1.18		71
Year ended 08/31/09	9.91	0.13	(2.16)	(2.03)	(0.08)	(1.30)	(1.38)	6.50	(18.32)	22,128	0.41		0.89		2.10		77
Year ended 08/31/08	11.21	0.16	(1.36)	(1.20)	(0.05)	(0.05)	(0.10)	9.91	(10.79)	29,374	0.50		1.57		1.59		118

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $195,195, $15,853, $39,231, $736, $4,365, $63,174 and $11,257 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively.
(e)	Commencement date of October 03, 2008 and April 25, 2008 for Class Y shares and Investor Class shares, respectively.
(f)	Annualized.

16                         Invesco U.S. Quantitative Core Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,066.50	$6.10	$1,018.89	$5.96	1.19%
B	1,000.00	1,061.90	9.92	1,015.17	9.69	1.94
C	1,000.00	1,063.20	9.92	1,015.17	9.69	1.94
R	1,000.00	1,065.30	7.37	1,017.65	7.20	1.44
Y	1,000.00	1,067.50	4.82	1,020.13	4.71	0.94
Investor	1,000.00	1,066.30	6.10	1,018.89	5.96	1.19
R5	1,000.00	1,068.40	3.90	1,021.03	3.81	0.76

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012 through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco U.S. Quantitative Core Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 USQC-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco American Franchise Fund

Nasdaq:

A: VAFAX ¡ B: VAFBX ¡ C: VAFCX ¡ R: VAFRX ¡ Y: VAFIX ¡ R5: VAFNX ¡ R6: VAFFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.15%
Class B Shares	5.10
Class C Shares	4.69
Class R Shares	4.99
Class Y Shares	5.23
Class R5 Shares*	5.28
Class R6 Shares**	5.30
S&P 500 Index‚ (Broad Market Index)	8.95
Russell 1000 Growth Index■ (Style-Specific Index)	6.23
Lipper Large-Cap Growth Funds Index‚ (Peer Group Index)	6.60

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Russell via FactSet Research Systems Inc.;

‚Lipper Inc.

*	Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.
**	Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco American Franchise Fund

Average Annual Total Returns
As of 2/28/13, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	4.67%
5 Years	4.82
1 Year	–2.36

Class B Shares
Inception (6/23/05)	4.81%
5 Years	5.16
1 Year	–1.67

Class C Shares
Inception (6/23/05)	4.69%
5 Years	5.30
1 Year	1.58

Class R Shares
Inception	5.18%
5 Years	5.74
1 Year	3.08

Class Y Shares
Inception (6/23/05)	5.68%
5 Years	6.27
1 Year	3.58

Class R5 Shares
Inception	5.56%
5 Years	6.19
1 Year	3.71

Class R6 Shares
Inception	5.46%
5 Years	6.05
1 Year	3.48

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	4.26%
5 Years	2.65
1 Year	6.97

Class B Shares
Inception (6/23/05)	4.40%
5 Years	2.93
1 Year	8.21

Class C Shares
Inception (6/23/05)	4.29%
5 Years	3.12
1 Year	11.35

Class R Shares
Inception	4.78%
5 Years	3.57
1 Year	12.93

Class Y Shares
Inception (6/23/05)	5.27%
5 Years	4.07
1 Year	13.41

Class R5 Shares
Inception	5.15%
5 Years	3.99
1 Year	13.58

Class R6 Shares
Inception	5.05%
5 Years	3.84
1 Year	13.28

    Class R5 shares incepted on December 22, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.18%, 1.18%, 1.93%, 1.43%, 0.93%, 0.69% and 0.64%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses for Class B shares in the past, performance would have been lower.

3                Invesco American Franchise Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco American Franchise Fund

Schedule of Investments(a)

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.19%
Aerospace & Defense–2.57%
Boeing Co. (The)	962,250	$73,997,025
United Technologies Corp.	745,831	67,534,997
		141,532,022

Air Freight & Logistics–1.09%
Expeditors International of Washington, Inc.	1,539,597	59,813,343

Apparel Retail–1.03%
Gap, Inc. (The)	1,726,010	56,820,249

Apparel, Accessories & Luxury Goods–1.03%
Prada S.p.A. (Italy)	4,525,100	44,751,556
Prada S.p.A. (Italy)(b)	1,220,500	12,070,291
		56,821,847

Application Software–4.09%
Autodesk, Inc.(c)	731,363	26,855,649
Citrix Systems, Inc.(c)	1,392,288	98,713,219
Salesforce.com, Inc.(c)	586,229	99,201,672
		224,770,540

Automobile Manufacturers–2.04%
General Motors Co.(c)	3,211,097	87,181,284
Tesla Motors, Inc.(c)(d)	718,693	25,032,077
		112,213,361

Biotechnology–4.90%
Amgen Inc.	688,892	62,971,618
Biogen Idec Inc.(c)	193,676	32,216,066
Celgene Corp.(c)	656,911	67,780,077
Gilead Sciences, Inc.(c)	2,496,432	106,622,610
		269,590,371

Brewers–1.08%
Anheuser-Busch InBev N.V.–ADR (Belgium)	631,029	59,310,416

Broadcasting–1.15%
CBS Corp.–Class B	1,456,320	63,189,725

Cable & Satellite–6.25%
Comcast Corp.–Class A	1,367,803	54,424,881
DIRECTV(c)	2,414,407	116,301,985
DISH Network Corp.–Class A	4,975,691	173,154,047
		343,880,913

Casinos & Gaming–0.93%
Las Vegas Sands Corp.	995,970	51,282,495

Communications Equipment–4.32%
QUALCOMM, Inc.	3,110,423	204,137,062
Telefonaktiebolaget LM Ericsson–ADR (Sweden)	2,742,578	33,486,877
		237,623,939

	Shares	Value
Computer Hardware–5.44%
Apple Inc.	678,402	$299,446,643

Computer Storage & Peripherals–1.33%
EMC Corp.(c)	3,172,517	72,999,616

Construction & Engineering–0.91%
Foster Wheeler AG (Switzerland)(c)	2,092,083	50,335,517

Construction & Farm Machinery & Heavy Trucks–1.85%
Cummins Inc.	880,862	102,065,480

Consumer Finance–0.99%
Capital One Financial Corp.	1,066,196	54,407,982

Data Processing & Outsourced Services–1.89%
Visa Inc.–Class A	654,820	103,880,645

Department Stores–0.48%
Macy’s, Inc.	640,236	26,313,700

Fertilizers & Agricultural Chemicals–2.86%
Monsanto Co.	886,297	89,542,586
Mosaic Co. (The)	1,161,284	67,981,565
		157,524,151

General Merchandise Stores–0.86%
Dollar General Corp.(c)	1,019,591	47,247,847

Health Care Equipment–0.93%
Abbott Laboratories	1,062,134	35,889,508
Intuitive Surgical, Inc.(c)	29,964	15,258,268
		51,147,776

Health Care Services–0.64%
Express Scripts Holding Co.(c)	621,164	35,350,443

Health Care Technology–0.40%
Cerner Corp.(c)	249,707	21,839,374

Home Improvement Retail–1.64%
Home Depot, Inc. (The)	336,910	23,078,335
Lowe’s Cos., Inc.	1,759,589	67,128,320
		90,206,655

Industrial Conglomerates–3.78%
Danaher Corp.	931,261	57,365,678
General Electric Co.	6,477,748	150,413,308
		207,778,986

Industrial Machinery–1.02%
Ingersoll-Rand PLC	1,062,027	55,915,722

Insurance Brokers–0.59%
Aon PLC	527,926	32,250,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco American Franchise Fund

	Shares	Value
Internet Retail–3.98%
Amazon.com, Inc.(c)	308,628	$81,561,121
Priceline.com Inc.(c)	199,884	137,436,241
		218,997,362

Internet Software & Services–8.78%
Baidu, Inc.–ADR (China)(c)(d)	297,765	27,025,152
eBay Inc.(c)	1,558,224	85,203,688
Facebook Inc.–Class A(c)	5,598,824	152,567,954
Google Inc.–Class A(c)	272,249	218,125,899
		482,922,693

Investment Banking & Brokerage–1.20%
Goldman Sachs Group, Inc. (The)	440,198	65,924,053

IT Consulting & Other Services–1.35%
Cognizant Technology Solutions Corp.–Class A(c)	970,474	74,503,289

Life Sciences Tools & Services–0.86%
Thermo Fisher Scientific, Inc.	638,575	47,126,835

Movies & Entertainment–0.84%
Walt Disney Co. (The)	846,527	46,211,909

Oil & Gas Equipment & Services–4.39%
Cameron International Corp.(c)	514,472	32,782,156
National Oilwell Varco Inc.	121,663	8,288,900
Schlumberger Ltd.	962,565	74,935,685
Weatherford International Ltd.(c)	10,586,924	125,772,657
		241,779,398

Oil & Gas Exploration & Production–1.14%
Anadarko Petroleum Corp.	786,061	62,554,734

Oil & Gas Refining & Marketing–0.60%
Marathon Petroleum Corp.	399,378	33,100,449

Other Diversified Financial Services–0.40%
Citigroup Inc.	522,525	21,930,374

Packaged Foods & Meats–1.61%
Mondelez International Inc.–Class A	3,196,180	88,374,377

Pharmaceuticals–5.03%
Allergan, Inc.	482,796	52,344,743
Johnson & Johnson	1,089,201	82,899,088
Pfizer Inc.	4,754,894	130,141,449
Zoetis Inc.(c)	332,014	11,105,868
		276,491,148

Property & Casualty Insurance–0.96%
ACE Ltd.	619,649	52,911,828

Railroads–1.06%
Union Pacific Corp.	424,433	58,194,009

	Shares	Value
Restaurants–1.18%
Chipotle Mexican Grill, Inc.(c)	83,292	$26,386,073
Starbucks Corp.	704,430	38,616,852
		65,002,925

Semiconductor Equipment–0.94%
Applied Materials, Inc.	3,773,568	51,697,882

Semiconductors–1.11%
Maxim Integrated Products, Inc.	1,953,461	60,908,914

Specialized REIT’s–2.07%
American Tower Corp.	1,467,580	113,884,208

Systems Software–2.16%
Check Point Software Technologies Ltd. (Israel)(c)(d)	981,573	51,542,398
Oracle Corp.	1,963,560	67,271,566
		118,813,964

Trucking–0.90%
J.B. Hunt Transport Services, Inc.	715,985	49,775,277

Wireless Telecommunication Services–2.54%
Sprint Nextel Corp.(c)	24,121,637	139,905,495
Total Common Stocks & Other Equity Interests (Cost $4,270,033,543)		5,456,571,880

Money Market Funds–1.08%
Liquid Assets Portfolio–Institutional Class(e)	29,738,044	29,738,044
Premier Portfolio–Institutional Class(e)	29,738,045	29,738,045
Total Money Market Funds (Cost $59,476,089)		59,476,089
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.27% (Cost $4,329,509,632)		5,516,047,969

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.17%
Liquid Assets Portfolio–Institutional Class (Cost $64,587,327)(e)(f)	64,587,327	64,587,327
TOTAL INVESTMENTS–101.44% (Cost $4,394,096,959)		5,580,635,296
OTHER ASSETS LESS LIABILITIES–(1.44)%		(79,144,774)
NET ASSETS–100.00%		$5,501,490,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco American Franchise Fund

Investment Abbreviations:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2013 represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at February 28, 2013.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2013

Information Technology	31.4%
Consumer Discretionary	21.4
Industrials	13.2
Health Care	12.8
Financials	6.2
Energy	6.1
Materials	2.9
Consumer Staples	2.7
Telecommunication Services	2.5
Money Market Funds Plus Other Assets Less Liabilities	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco American Franchise Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $4,270,033,543)*	$5,456,571,880
Investments in affiliated money market funds, at value and cost	124,063,416
Total investments, at value (Cost $4,394,096,959)	5,580,635,296
Receivable for:
Investments sold	20,223,045
Fund shares sold	3,526,788
Dividends	7,090,244
Investment for trustee deferred compensation and retirement plans	200,489
Other assets	48,379
Total assets	5,611,724,241

Liabilities:
Payable for:
Investments purchased	34,723,934
Fund shares reacquired	5,751,295
Collateral upon return of securities loaned	64,587,327
Accrued fees to affiliates	3,866,468
Accrued trustees’ and officers’ fees and benefits	13,411
Accrued other operating expenses	533,415
Trustee deferred compensation and retirement plans	757,869
Total liabilities	110,233,719
Net assets applicable to shares outstanding	$5,501,490,522

Net assets consist of:
Shares of beneficial interest	$4,690,219,626
Undistributed net investment income	11,168,309
Undistributed net realized gain (loss)	(386,436,690)
Unrealized appreciation	1,186,539,277
$5,501,490,522

Net Assets:
Class A	$4,676,752,282
Class B	$238,580,075
Class C	$242,936,707
Class R	$18,307,950
Class Y	$84,268,348
Class R5	$168,258,777
Class R6	$72,386,383

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	356,813,470
Class B	18,605,035
Class C	19,085,190
Class R	1,403,037
Class Y	6,388,906
Class R5	12,787,147
Class R6	5,499,527
Class A:
Net asset value per share	$13.11
Maximum offering price per share
(Net asset value of $13.11 ÷ 94.50%)	$13.87
Class B:
Net asset value and offering price per share	$12.82
Class C:
Net asset value and offering price per share	$12.73
Class R:
Net asset value and offering price per share	$13.05
Class Y:
Net asset value and offering price per share	$13.19
Class R5:
Net asset value and offering price per share	$13.16
Class R6:
Net asset value and offering price per share	$13.16

*	At February 28, 2013, securities with an aggregate value of $63,217,119 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco American Franchise Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Dividends	$40,093,896
Dividends from affiliated money market funds (includes securities lending income of $1,783)	65,860
Total investment income	40,159,756

Expenses:
Advisory fees	16,944,922
Administrative services fees	320,867
Custodian fees	85,603
Distribution fees:
Class A	5,805,606
Class B	318,863
Class C	1,225,034
Class R	46,548
Transfer agent fees — A, B, C and Y	6,656,165
Transfer agent fees — R5	84,456
Transfer agent fees — R6	881
Trustees’ and officers’ fees and benefits	84,041
Other	576,790
Total expenses	32,149,776
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(2,769,570)
Net expenses	29,380,206
Net investment income	10,779,550

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	190,591,850
Foreign currencies	(545)
190,591,305
Change in net unrealized appreciation of:
Investment securities	75,538,687
Foreign currencies	940
75,539,627
Net realized and unrealized gain	266,130,932
Net increase in net assets resulting from operations	$276,910,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income (loss)	$10,779,550	$(3,482,880)
Net realized gain	190,591,305	5,600,794
Change in net unrealized appreciation	75,539,627	422,392,232
Net increase in net assets resulting from operations	276,910,482	424,510,146

Distributions to shareholders from net investment income:
Class A	(991,328)	—
Class B	(55,109)	—
Class Y	(258,814)	—
Class R5	(634,430)	—
Class R6	(530,830)	—
Total distributions from net investment income	(2,470,511)	—

Distributions to shareholders from net realized gains:
Class A	—	(49,936,307)
Class B	—	(3,657,657)
Class C	—	(2,792,450)
Class R	—	(188,148)
Class Y	—	(1,138,913)
Class R5	—	(2,112,110)
Total distributions from net realized gains	—	(59,825,585)

Share transactions-net:
Class A	(282,555,773)	(464,391,426)
Class B	(47,062,699)	(119,780,165)
Class C	(20,954,696)	(28,808,170)
Class R	(1,345,139)	(165,660)
Class Y	(19,784,781)	(23,439,291)
Class R5	(146,014,965)	79,335,971
Class R6	70,756,917	—
Net increase (decrease) in net assets resulting from share transactions	(446,961,136)	(557,248,741)
Net increase (decreased) in net assets	(172,521,165)	(192,564,180)

Net assets:
Beginning of period	5,674,011,687	5,866,575,867
End of period (includes undistributed net investment income of $11,168,309 and $2,859,270, respectively)	$5,501,490,522	$5,674,011,687

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent

10                         Invesco American Franchise Fund

deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

11                         Invesco American Franchise Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.

Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon

12                         Invesco American Franchise Fund

price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $550 million	0.62%
Next $3.45 billion	0.60%
Next $250 million	0.595%
Next $2.25 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.05%, 1.22% (after 12b-1fee waivers), 1.80%, 1.30%, 0.80%, 0.80% and 0.80%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees $71,982 and reimbursed class level expenses of $2,371,225, $130,235, $125,088, $9,506, and $47,245 of Class A, Class B, Class C, Class R, and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. IDI has contractually agreed to limit Rule 12b-1 plan fees on Class B shares to 0.42% of average daily net assets, through at least June 30, 2013. The Distributor did not waive fees during the period under this expense limitation.

13                         Invesco American Franchise Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $156,255 in front-end sales commissions from the sale of Class A shares and $951, $97,632 and $9,221 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2013, the Fund incurred $72,639 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2013, the Fund engaged in securities purchases of $8,407,104.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $14,289.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco American Franchise Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2015	$3,877,696	$—	$3,877,696
August 31, 2016	283,431,686	—	283,431,686
August 31, 2018	110,503,495	—	110,503,495
Total capital loss carryforward	$397,812,877	$—	$397,812,877

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Large Cap Growth Fund, Invesco Van Kampen Capital Growth Fund and Invesco Van Kampen Enterprise Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $1,821,068,494 and $2,253,500,171, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,246,082,831
Aggregate unrealized (depreciation) of investment securities	(86,291,899)
Net unrealized appreciation of investment securities	$1,159,790,932

Cost of investments for tax purposes is $4,420,844,364.

15                         Invesco American Franchise Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	4,882,243	$62,240,598	14,165,188	$170,566,557
Class B	81,614	1,026,149	226,851	2,659,926
Class C	537,238	6,659,279	1,717,250	19,978,836
Class R	128,821	1,635,209	402,087	4,755,689
Class Y	656,517	8,425,463	2,652,299	31,747,725
Class R5	878,490	11,322,112	11,756,254	134,787,606
Class R6(b)	10,909,810	142,153,596	—	—

Issued as reinvestment of dividends:
Class A	74,525	931,554	4,169,056	47,193,711
Class B	4,393	53,724	322,943	3,578,212
Class C	5	59	231,774	2,572,693
Class R	—	—	16,635	188,148
Class Y	17,573	220,894	86,240	982,277
Class R5	50,589	634,390	185,905	2,111,886
Class R6	42,331	530,830	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	2,318,760	29,546,079	6,324,818	75,981,272
Class B	(2,369,683)	(29,546,079)	(6,303,285)	(75,981,272)

Reacquired:
Class A	(29,514,534)	(375,274,004)	(63,303,335)	(758,132,966)
Class B	(1,494,933)	(18,596,493)	(4,407,859)	(50,037,031)
Class C	(2,237,292)	(27,614,034)	(4,365,929)	(51,359,699)
Class R	(233,750)	(2,980,348)	(422,570)	(5,109,497)
Class Y	(2,221,198)	(28,431,138)	(4,776,818)	(56,169,293)
Class R5	(12,147,380)	(157,971,467)	(4,716,593)	(57,563,521)
Class R6	(5,452,614)	(71,927,509)	—	—
Net increase (decrease) in share activity	(35,088,475)	$(446,961,136)	(46,039,089)	$(557,248,741)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

16                         Invesco American Franchise Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/13	$12.47	$0.02	(n)	$0.62	$0.64	$(0.00)	$—	$(0.00)	$13.11	5.15	%(c)	$4,676,752	1.05	%(d)	1.15	%(d)	0.40	%(d)(n)	33%
Year ended 08/31/12	11.72	(0.01)		0.88	0.87	—	(0.12)	(0.12)	12.47	7.55	(c)	4,728,364	1.05		1.18		(0.05)		96
Year ended 08/31/11	9.79	(0.05)		1.98	1.93	—	—	—	11.72	19.71	(c)	4,894,163	1.06		1.17		(0.43)		179
Year ended 08/31/10	8.87	0.01		1.03	1.04	(0.12)	—	(0.12)	9.79	11.75	(c)	168,731	1.30		1.30		0.11		101
Year ended 08/31/09	10.23	0.13		(1.33)	(1.20)	(0.16)	(0.00)	(0.16)	8.87	(11.40	)(e)	200,127	1.35		1.41		1.60		105
Year ended 08/31/08	12.19	0.13		(1.20)	(1.07)	(0.31)	(0.58)	(0.89)	10.23	(9.31	)(e)	241,026	1.24		1.24		1.22		18
Class B
Six months ended 02/28/13	12.20	0.02	(n)	0.60	0.62	(0.00)	—	(0.00)	12.82	5.10	(c)(f)	238,580	1.05	(d)(f)	1.15	(d)(f)	0.40	(d)(f)(n)	33
Year ended 08/31/12	11.47	(0.01)		0.86	0.85	—	(0.12)	(0.12)	12.20	7.54	(c)(f)	273,177	1.05	(f)	1.18	(f)	(0.05	)(f)	96
Year ended 08/31/11	9.64	(0.08)		1.91	1.83	—	—	—	11.47	18.98	(c)(f)	373,157	1.28	(f)	1.65	(f)	(0.64	)(f)	179
Year ended 08/31/10	8.75	(0.06)		1.01	0.95	(0.06)	—	(0.06)	9.64	10.89	(c)	22,332	2.05		2.05		(0.64)		101
Year ended 08/31/09	10.08	0.07		(1.31)	(1.24)	(0.09)	(0.00)	(0.09)	8.75	(12.09	)(g)	23,466	2.10		2.16		0.86		105
Year ended 08/31/08	12.03	0.05		(1.18)	(1.13)	(0.24)	(0.58)	(0.82)	10.08	(9.98	)(g)	28,330	2.00		2.00		0.45		18
Class C
Six months ended 02/28/13	12.16	(0.02	)(n)	0.59	0.57	—	—	—	12.73	4.69	(c)	242,937	1.80	(d)	1.90	(d)	(0.35	) (d)(n)	33
Year ended 08/31/12	11.51	(0.09)		0.86	0.77	—	(0.12)	(0.12)	12.16	6.82	(c)	252,685	1.80		1.93		(0.80)		96
Year ended 08/31/11	9.68	(0.11)		1.94	1.83	—	—	—	11.51	18.90	(c)(h)	266,990	1.60	(h)	1.71	(h)	(0.97	) (h)	179
Year ended 08/31/10	8.76	(0.05)		1.03	0.98	(0.06)	—	(0.06)	9.68	11.14	(c)(h)	23,718	1.93	(h)	1.93	(h)	(0.52	)(h)	101
Year ended 08/31/09	10.10	0.06		(1.30)	(1.24)	(0.10)	(0.00)	(0.10)	8.76	(12.11	)(i)	25,063	2.16		2.22		0.78		105
Year ended 08/31/08	12.02	0.06		(1.18)	(1.12)	(0.22)	(0.58)	(0.80)	10.10	(9.89	)(i)(j)	26,600	1.92	(j)	1.92	(j)	0.55	(j)	18
Class R
Six months ended 02/28/13	12.43	0.01	(n)	0.61	0.62	—	—	—	13.05	4.99	(c)	18,308	1.30	(d)	1.40	(d)	0.15	(d)(n)	33
Year ended 08/31/12	11.71	(0.04)		0.88	0.84	—	(0.12)	(0.12)	12.43	7.30	(c)	18,746	1.30		1.43		(0.30)		96
Year ended 08/31/11(k)	12.81	(0.02)		(1.08)	(1.10)	—	—	—	11.71	(8.59	)(c)	17,698	1.30	(l)	1.42	(l)	(0.66	) (l)	179
Class Y
Six months ended 02/28/13	12.57	0.04	(n)	0.62	0.66	(0.04)	—	(0.04)	13.19	5.23	(c)	84,268	0.80	(d)	0.90	(d)	0.65	(d)(n)	33
Year ended 08/31/12	11.78	0.02		0.89	0.91	—	(0.12)	(0.12)	12.57	7.86	(c)	99,758	0.80		0.93		0.20		96
Year ended 08/31/11	9.83	(0.02)		1.97	1.95	—	—	—	11.78	19.84	(c)	117,471	0.81		0.92		(0.18)		179
Year ended 08/31/10	8.91	0.04		1.02	1.06	(0.14)	—	(0.14)	9.83	11.95	(c)	2,592	1.05		1.05		0.35		101
Year ended 08/31/09	10.27	0.14		(1.31)	(1.17)	(0.19)	(0.00)	(0.19)	8.91	(11.07	)(m)	1,451	1.10		1.18		1.77		105
Year ended 08/31/08	12.23	0.18		(1.22)	(1.04)	(0.34)	(0.58)	(0.92)	10.27	(9.05	)(m)	108	1.00		1.00		1.65		18
Class R5
Six months ended 02/28/13	12.55	0.04	(n)	0.62	0.66	(0.05)	—	(0.05)	13.16	5.28	(c)	168,259	0.74	(d)	0.74	(d)	0.71	(d)(n)	33
Year ended 08/31/12	11.75	0.04		0.88	0.92	—	(0.12)	(0.12)	12.55	7.96	(c)	301,283	0.69		0.69		0.31		96
Year ended 08/31/11(k)	12.07	(0.00)		(0.32)	(0.32)	—	—	—	11.75	(2.65	)(c)	197,097	0.66	(l)	0.66	(l)	(0.03	)(l)	179
Class R6
Six months ended 02/28/13(k)	13.03	0.04	(n)	0.14	0.18	(0.05)	—	(0.05)	13.16	1.40	(c)	72,387	0.65	(d)	0.65	(d)	0.80	(d)(n)	33

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $4,947,460,310 and sold of $2,251,028,915 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Large Cap Growth Fund, Invesco Van Kampen Capital Growth Fund and Invesco Van Kampen Enterprise Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $4,682,975, $257,204, $247,037, $18,774, $93,305, $182,530 and $123,459 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25% and 0.47% for the six months ended February 28, 2013 and the years ended August 31, 2012 and 2011, respectively.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.79% and 0.88% for the years ended August 31, 2011 and 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Commencement date of September 24, 2012 for Class R6 shares, May 23, 2011 for Class R shares and December 22, 2010 for Class R5 shares.
(l)	Annualized.
(m)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(n)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include special cash dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividends are $0.00 and 0.20%, $0.00 and 0.20%, $(0.04) and (0.55)%, $(0.01) and (0.05)%, $0.02 and 0.45%, $0.02 and 0.51% and $0.02 and 0.60% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17                         Invesco American Franchise Fund

NOTE 12—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Constellation Fund and Invesco Leisure Fund (the “Target Funds”) in exchange for shares of the Fund (the “Reorganization”).

The Agreement requires approval of the Target Funds’ shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on April 24, 2013. Upon closing of the reorganization, shareholders of the Target Funds will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds will liquidate and cease operations.

18                         Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[3]
Class A	$1,000.00	$1,051.50	$5.34	$1,019.59	$5.26	1.05%
Class B	1,000.00	1,051.00	5.34	1,019.59	5.26	1.05
Class C	1,000.00	1,046.90	9.14	1,015.87	9.00	1.80
Class R	1,000.00	1,049.90	6.61	1,018.35	6.51	1.30
Class Y	1,000.00	1,052.30	4.07	1,020.83	4.01	0.80
Class R5	1,000.00	1,052.80	3.77	1,021.12	3.71	0.74
Class R6	1,000.00	1,014.00	2.83	1,021.57	3.26	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012, through February 28, 2013 (as of close of business September 24, 2012, through February 28, 2013 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 99 (as of close of business September 24, 2012, through February 28, 2013)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

19                         Invesco American Franchise Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s
Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 VK-AMFR-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco Equity and Income Fund

Nasdaq:

A: ACEIX ¡ B: ACEQX ¡ C: ACERX ¡ R: ACESX ¡ Y: ACETX ¡ R5: ACEKX  ¡ R6: IEIFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
16	Financial Statements
18	Notes to Financial Statements
26	Financial Highlights
27	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.25%
Class B Shares	8.89
Class C Shares	8.86
Class R Shares	9.20
Class Y Shares	9.39
Class R5 Shares*	9.53
Class R6 Shares**	9.47
Russell 1000 Value Index‚ (Broad Market Index)	13.15
Barclays U.S. Government/Credit Index■ (Style-Specific Index)	0.22

Source(s): ‚Invesco, Russell via FactSet Research Systems Inc.; ■Lipper Inc.

*	Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.
**	Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/28/13, including maximum applicable sales charges

Class A Shares
Inception(8/3/60)	10.17%
10 Years	7.43
5 Years	4.24
1 Year	7.14

Class B Shares
Inception(5/1/92)	9.42%
10 Years	7.67
5 Years	4.95
1 Year	7.71

Class C Shares
Inception(7/6/93)	8.67%
10 Years	7.24
5 Years	4.65
1 Year	11.45

Class R Shares
Inception(10/1/02)	7.59%
10 Years	7.81
5 Years	5.18
1 Year	13.02

Class Y Shares
Inception(12/22/04)	5.81%
5 Years	5.70
1 Year	13.50

Class R5 Shares
10 Years	8.16%
5 Years	5.65
1 Year	13.69

Class R6 Shares
10 Years	8.06%
5 Years	5.47
1 Year	13.58

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception(8/3/60)	10.07%
10 Years	6.52
5 Years	1.94
1Year	6.73

Class B Shares
Inception(5/1/92)	9.18%
10 Years	6.75
5 Years	2.61
1 Year	7.48

Class C Shares
Inception(7/6/93)	8.42%
10 Years	6.35
5 Years	2.34
1 Year	11.09

Class R Shares
Inception(10/1/02)	7.09%
10 Years	6.89
5 Years	2.85
1 Year	12.69

Class Y Shares
Inception(12/22/04)	5.14%
5 Years	3.35
1 Year	13.16

Class R5 Shares
10 Years	7.23%
5 Years	3.28
1 Year	13.24

Class R6 Shares
10 Years	7.14%
5 Years	3.11
1 Year	13.00

fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.54%, 1.06%, 0.56%, 0.44% and 0.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses for Class B shares in the past, performance would have been lower.

3                Invesco Equity and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Equity and Income Fund

Schedule of Investments(a)

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–64.78%
Aerospace & Defense–0.36%
General Dynamics Corp.	574,350	$39,038,570

Agricultural Products–0.89%
Archer-Daniels-Midland Co.	3,051,220	97,211,869

Application Software–0.81%
Adobe Systems Inc.(b)	2,245,589	88,251,648

Asset Management & Custody Banks–1.46%
Northern Trust Corp.	1,364,620	72,556,845
State Street Corp.	1,531,967	86,694,013
		159,250,858

Biotechnology–1.03%
Amgen Inc.	1,230,528	112,482,564

Cable & Satellite–2.62%
Comcast Corp.–Class A	3,783,244	150,535,279
Time Warner Cable Inc.	1,559,506	134,725,723
		285,261,002

Diversified Banks–1.51%
Comerica Inc.	1,995,130	68,592,569
Wells Fargo & Co.	2,725,860	95,623,169
		164,215,738

Diversified Chemicals–0.99%
Dow Chemical Co. (The)	1,173,494	37,223,230
PPG Industries, Inc.	526,725	70,928,788
		108,152,018

Diversified Support Services–0.36%
Cintas Corp.	896,625	39,361,838

Electric Utilities–1.30%
Edison International	761,706	36,584,739
FirstEnergy Corp.	727,264	28,712,383
Pinnacle West Capital Corp.	1,361,241	76,147,821
		141,444,943

Food Distributors–1.08%
Sysco Corp.	3,635,152	116,906,488

Health Care Equipment–1.19%
Medtronic, Inc.	2,874,367	129,231,540

Home Improvement Retail–0.64%
Home Depot, Inc. (The)	1,021,556	69,976,586

Hotels, Resorts & Cruise Lines–0.62%
Carnival Corp.	1,868,216	66,826,086

Household Products–1.16%
Procter & Gamble Co. (The)	1,660,862	126,524,467

	Shares	Value
Industrial Conglomerates–1.96%
General Electric Co.	9,178,552	$213,125,977

Industrial Machinery–0.83%
Ingersoll-Rand PLC	1,714,163	90,250,682

Insurance Brokers–2.62%
Aon PLC	1,146,398	70,033,454
Marsh & McLennan Cos., Inc.	4,425,521	164,363,850
Willis Group Holdings PLC	1,338,626	50,974,878
		285,372,182

Integrated Oil & Gas–2.61%
Chevron Corp.	1,258,234	147,402,113
Exxon Mobil Corp.	932,104	83,469,913
Occidental Petroleum Corp.	649,317	53,458,269
		284,330,295

Integrated Telecommunication Services–0.58%
Verizon Communications Inc.	1,352,544	62,933,872

Internet Software & Services–1.39%
eBay Inc.(b)	2,755,348	150,662,429

Investment Banking & Brokerage–2.66%
Charles Schwab Corp. (The)	5,633,081	91,481,235
Goldman Sachs Group, Inc. (The)	422,272	63,239,455
Morgan Stanley	5,966,070	134,534,879
		289,255,569

IT Consulting & Other Services–0.85%
Amdocs Ltd.	2,541,784	92,698,862

Managed Health Care–2.26%
Cigna Corp.	1,291,039	75,474,140
UnitedHealth Group Inc.	1,345,587	71,921,625
WellPoint, Inc.	1,576,738	98,041,569
		245,437,334

Movies & Entertainment–2.16%
Time Warner Inc.	1,127,472	59,947,686
Viacom Inc.–Class B	2,987,281	174,636,448
		234,584,134

Oil & Gas Equipment & Services–1.27%
Baker Hughes Inc.	1,721,470	77,156,285
Halliburton Co.	1,469,903	61,015,674
		138,171,959

Oil & Gas Exploration & Production–2.38%
Anadarko Petroleum Corp.	1,886,431	150,122,179
Canadian Natural Resources Ltd. (Canada)	3,082,211	94,221,017
Devon Energy Corp.	261,055	14,164,844
		258,508,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equity and Income Fund

	Shares	Value
Oil & Gas Storage & Transportation–0.62%
Williams Cos., Inc. (The)	1,955,804	$67,885,957

Other Diversified Financial Services–5.51%
Citigroup Inc.	5,588,691	234,557,362
JPMorgan Chase & Co.	7,468,747	365,371,103
		599,928,465

Packaged Foods & Meats–1.68%
Kraft Foods Group, Inc.	1,208,852	58,593,056
Mondelez International Inc. –Class A	2,158,840	59,691,926
Unilever N.V.–New York Shares (Netherlands)	1,660,241	64,616,580
		182,901,562

Personal Products–1.77%
Avon Products, Inc.(j)	9,826,400	192,106,120

Pharmaceuticals–5.24%
Bristol-Myers Squibb Co.	2,301,308	85,079,357
Eli Lilly & Co.	2,039,759	111,493,227
Merck & Co., Inc.	3,313,302	141,577,395
Novartis AG (Switzerland)	1,137,988	77,081,180
Novartis AG –ADR (Switzerland)	123,639	8,382,724
Pfizer Inc.	5,370,217	146,982,839
		570,596,722

Property & Casualty Insurance–0.59%
Chubb Corp. (The)	763,965	64,195,979

Regional Banks–2.65%
BB&T Corp.	2,499,917	75,897,480
Fifth Third Bancorp	4,136,996	65,530,017
PNC Financial Services Group, Inc.	2,361,840	147,355,197
		288,782,694

Security & Alarm Services–1.74%
ADT Corp. (The)	1,449,742	69,428,144
Tyco International Ltd.	3,750,487	120,053,089
		189,481,233

Semiconductor Equipment–1.25%
Applied Materials, Inc.	9,951,446	136,334,810

Semiconductors–0.41%
Intel Corp.	1,427,694	29,767,420
Texas Instruments Inc.	427,810	14,703,830
		44,471,250

Soft Drinks–1.76%
Coca-Cola Co. (The)	1,938,601	75,062,631
PepsiCo, Inc.	1,529,966	115,925,524
		190,988,155

Specialized Finance–0.50%
CME Group Inc.–Class A	915,467	54,763,236

Systems Software–2.29%
Microsoft Corp.	5,969,785	165,960,023

	Shares	Value
Systems Software–(continued)
Symantec Corp.(b)	3,536,770	$82,901,889
		248,861,912

Wireless Telecommunication Services–1.18%
Vodafone Group PLC–ADR (United Kingdom)	5,094,723	128,081,336
Total Common Stocks & Other Equity Interests (Cost $5,796,980,111)		7,048,846,981

	Principal Amount
Bonds and Notes–21.20%
Advertising–0.07%
Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$4,145,000	4,112,889
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,225,000	3,551,992
		7,664,881

Aerospace & Defense–0.04%
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	4,150,000	4,105,291

Agricultural Products–0.06%
Ingredion Inc., Sr. Unsec. Notes,
4.63%, 11/01/20	1,875,000	2,075,896
6.63%, 04/15/37	3,940,000	4,780,324
		6,856,220

Air Freight & Logistics–0.03%
United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	3,320,000	3,297,693

Airlines–0.13%
Continental Airlines Pass Through Trust,
Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	4,472,860	4,914,555
Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	5,750,000	6,012,344
Delta Air Lines Pass Through Trust-Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	2,655,038	3,025,913
		13,952,812

Airport Services–0.06%
Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	6,220,000	6,413,319

Asset Management & Custody Banks–0.43%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(d)	39,246,000	47,119,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equity and Income Fund

	Principal Amount	Value
Automobile Manufacturers–0.30%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes,
1.88%, 09/15/14(c)	$10,880,000	$11,048,608
1.88%, 01/11/18(c)	5,220,000	5,255,798
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	11,500,000	10,982,500
Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	4,970,000	5,066,070
		32,352,976

Automotive Retail–0.17%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	9,195,000	10,184,572
AutoZone, Inc., Sr. Unsec. Global Notes,
2.88%, 01/15/23	3,260,000	3,150,779
6.50%, 01/15/14	5,400,000	5,671,887
		19,007,238

Biotechnology–1.23%
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	20,646,000	17,136,180
Gilead Sciences Inc.–Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	41,411,000	79,535,209
Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	33,044,000	37,463,635
		134,135,024

Brewers–0.16%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
0.80%, 07/15/15	3,745,000	3,754,408
3.63%, 04/15/15	6,145,000	6,525,988
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	6,965,000	7,599,272
		17,879,668

Broadcasting–0.19%
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	128,000	138,920
Sr. Unsec. Notes,
4.63%, 06/01/13	4,225,000	4,268,182
4.70%, 12/15/42(c)	4,980,000	4,914,612
6.25%, 06/01/18(c)	3,700,000	4,466,669
7.25%, 11/15/15	5,000,000	5,761,036
8.38%, 03/01/39(c)	655,000	970,476
		20,519,895

Cable & Satellite–0.61%
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes,
4.25%, 01/15/33	8,165,000	8,282,597
5.70%, 05/15/18	4,735,000	5,720,688

	Principal Amount	Value
Cable & Satellite–(continued)
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	$2,465,000	$3,173,965
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes,
2.40%, 03/15/17	2,910,000	2,980,183
5.15%, 03/15/42	4,730,000	4,562,567
Sr. Unsec. Gtd. Notes,
1.75%, 01/15/18	4,215,000	4,145,818
NBCUniversal Media LLC, Sr. Unsec. Global Notes,
2.10%, 04/01/14	3,425,000	3,482,899
5.15%, 04/30/20	3,320,000	3,932,418
5.95%, 04/01/41	3,365,000	4,167,824
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	7,235,000	7,798,958
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	17,130,000	18,456,775
		66,704,692

Casinos & Gaming–1.00%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	38,202,000	40,756,759
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	63,088,000	68,056,180
		108,812,939

Communications Equipment–0.32%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	29,353,000	34,287,973

Computer Hardware–0.05%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	5,620,000	5,752,894

Computer Storage & Peripherals–1.39%
SanDisk Corp., Sr. Unsec. Conv. Notes,
1.00%, 05/15/13	65,790,000	65,831,119
1.50%, 08/15/17	69,333,000	85,712,921
		151,544,040

Construction & Farm Machinery & Heavy Trucks–0.14%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	14,645,000	14,783,418

Construction Materials–0.64%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	60,100,000	70,166,750

Consumer Finance–0.17%
American Express Credit Corp.–Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	7,230,000	7,456,381
Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	220,000	267,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equity and Income Fund

	Principal Amount	Value
Consumer Finance–(continued)
SLM Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	$10,190,000	$10,574,123
		18,297,632

Distillers & Vintners–0.03%
Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	3,480,000	3,399,836

Diversified Banks–1.56%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	2,560,000	2,612,242
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	9,000,000	9,350,702
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	6,110,000	6,213,491
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes,
2.75%, 02/23/15	2,535,000	2,619,431
6.75%, 05/22/19	8,500,000	10,579,592
Unsec. Sub. Global Notes,
5.14%, 10/14/20	5,015,000	5,340,970
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(c)	7,025,000	7,052,590
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	9,435,000	10,033,782
HBOS PLC (United Kingdom)-Series G, Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	8,535,000	9,387,652
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(c)	8,540,000	9,418,420
HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	828,000	993,808
ING Bank N.V. (Netherlands), Sr. Unsec. Notes,
2.00%, 10/18/13(c)	4,500,000	4,527,323
3.75%, 03/07/17(c)	9,590,000	10,287,727
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,727,550
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	3,390,000	3,589,167
Nordea Bank AB (Sweden),
Sr. Unsec. Notes,
4.88%, 01/27/20(c)	4,495,000	5,122,881
Series 2, Sr. Unsec. Notes,
3.70%, 11/13/14(c)	880,000	924,264
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	9,100,000	10,233,753

	Principal Amount	Value
Diversified Banks–(continued)
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	$3,200,000	$3,206,064
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(c)	11,940,000	12,039,940
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes,
3.85%, 04/27/15(c)	4,190,000	4,413,648
5.50%, 11/18/14(c)	1,140,000	1,227,049
U.S. Bancorp., Sr. Unsec. Medium-Term Notes, 2.00%, 06/14/13	8,165,000	8,203,720
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	8,200,000	8,689,249
Wells Fargo & Co.,
Sr. Unsec. Global Notes,
1.50%, 01/16/18	2,070,000	2,074,164
3.63%, 04/15/15	750,000	795,289
Sr. Unsec. Notes, 5.63%, 12/11/17	8,095,000	9,606,164
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	7,235,000	7,283,245
		169,553,877

Diversified Capital Markets–0.07%
UBS AG (Switzerland),
Sr. Unsec. Global Bank Notes,
5.88%, 12/20/17	3,022,000	3,615,264
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	834,000	888,458
Sr. Unsec. Medium-Term Global Bank Notes,
5.75%, 04/25/18	2,414,000	2,877,123
		7,380,845

Diversified Chemicals–0.04%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	4,145,000	4,000,860

Diversified Metals & Mining–0.37%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	3,185,000	4,283,500
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	5,940,000	5,981,292
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes,
9.00%, 05/01/19	5,240,000	7,300,082
7.13%, 07/15/28	2,175,000	3,002,857
Southern Copper Corp., Sr. Unsec. Global Notes,
5.25%, 11/08/42	7,260,000	7,024,600
5.38%, 04/16/20	1,170,000	1,329,575
6.75%, 04/16/40	1,695,000	1,973,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equity and Income Fund

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes,
1.80%, 10/23/15(c)	$4,700,000	$4,752,986
2.45%, 10/25/17(c)	4,700,000	4,774,357
		40,422,618

Diversified REIT’s–0.17%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	16,355,000	17,493,346
Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(c)	440,000	511,271
		18,004,617

Diversified Support Services–0.04%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	4,605,000	4,854,133

Drug Retail–0.10%
CVS Pass Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	9,140,962	10,830,565

Electric Utilities–0.18%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,150,000	2,391,789
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes,
3.88%, 10/07/14(c)	600,000	616,981
5.13%, 10/07/19(c)	6,755,000	7,177,347
Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	2,175,000	2,235,933
Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,682,598
Ohio Power Co.–Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,251,736
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	483,005
		19,839,389

Environmental & Facilities Services–0.06%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	6,205,000	6,478,245

Fertilizers & Agricultural Chemicals–0.04%
Monsanto Co., Sr. Unsec. Global Notes, 3.60%, 07/15/42	4,150,000	4,003,556

General Merchandise Stores–0.09%
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	10,192,706

Gold–0.32%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes,
2.90%, 05/30/16	6,045,000	6,373,367
3.85%, 04/01/22	3,485,000	3,610,653

	Principal Amount	Value
Gold–(continued)
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	$4,000,000	$4,394,798
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	12,145,000	11,851,234
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	8,645,000	8,769,289
		34,999,341

Health Care Equipment–0.72%
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	12,948,485
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	33,647,000	46,853,447
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	18,698,000	18,487,648
		78,289,580

Health Care Facilities–0.72%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	24,795,000	30,063,938
LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	46,059,000	48,736,179
		78,800,117

Health Care Services–0.51%
Express Scripts Holding Co.,
Sr. Unsec. Gtd. Global Notes,
6.25%, 06/15/14	1,300,000	1,389,654
Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	3,800,000	4,020,705
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	3,535,000	3,679,785
Omnicare Inc.,
Sr. Unsec. Gtd. Sub. Conv. Notes,
3.75%, 04/01/42	29,270,000	30,660,325
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(d)	16,126,000	16,246,945
		55,997,414

Homebuilding–0.04%
MDC Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	4,130,000	4,084,132

Hotels, Resorts & Cruise Lines–0.10%
Wyndham Worldwide Corp., Sr. Unsec. Notes,
2.95%, 03/01/17	1,225,000	1,260,525
5.63%, 03/01/21	8,170,000	9,168,503
7.38%, 03/01/20	430,000	543,651
		10,972,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equity and Income Fund

	Principal Amount	Value
Housewares & Specialties–0.08%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	$8,615,000	$9,086,294

Hypermarkets & Super Centers–0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	999,492

Industrial Conglomerates–0.05%
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,445,000	5,218,657

Industrial Machinery–0.16%
Eaton Corp. PLC, Sr. Unsec. Gtd. Notes, 0.95%, 11/02/15(c)	8,285,000	8,292,189
Pentair Finance S.A., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21(c)	7,940,000	8,971,925
		17,264,114

Integrated Oil & Gas–0.24%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	3,325,000	3,554,233
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,880,673
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	7,430,000	8,171,804
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	2,081,359
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	7,500,000	7,908,505
		25,596,574

Integrated Telecommunication Services–0.37%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	92,414
AT&T Inc., Sr. Unsec. Global Notes,
1.60%, 02/15/17	5,940,000	6,032,365
2.50%, 08/15/15	450,000	468,676
3.00%, 02/15/22	6,410,000	6,543,985
5.35%, 09/01/40	2,077,000	2,280,618
6.15%, 09/15/34	3,675,000	4,413,923
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,545,000	3,689,225
Verizon Communications, Inc.,
Sr. Unsec. Global Notes,
3.00%, 04/01/16	3,575,000	3,806,034
4.75%, 11/01/41	2,925,000	3,027,391
6.35%, 04/01/19	4,090,000	5,066,789
6.40%, 02/15/38	3,500,000	4,410,533
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	336,000	343,693
		40,175,646

	Principal Amount	Value
Investment Banking & Brokerage–1.36%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	$7,880,000	$8,969,728
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
5.25%, 07/27/21	5,510,000	6,287,996
6.15%, 04/01/18	10,325,000	12,227,549
Sr. Unsec. Medium-Term Global Notes,
3.70%, 08/01/15	1,350,000	1,429,841
Unsec. Sub. Global Notes,
6.75%, 10/01/37	4,585,000	5,210,248
Series C, Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(e)	61,461,000	62,585,122
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(c)	6,100,000	6,565,259
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	950,000	1,034,113
Morgan Stanley,
Sr. Unsec. Global Notes,
3.80%, 04/29/16	5,560,000	5,911,546
6.38%, 07/24/42	8,140,000	9,939,985
Sr. Unsec. Medium-Term Global Notes,
4.00%, 07/24/15	12,875,000	13,602,112
Sr. Unsec. Notes,
3.45%, 11/02/15	9,855,000	10,304,287
5.75%, 01/25/21	3,135,000	3,645,789
		147,713,575

IT Consulting & Other Services–0.00%
International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	132,618

Life & Health Insurance–0.25%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,383,702
MetLife, Inc.,
Sr. Unsec. Global Notes,
4.75%, 02/08/21	3,565,000	4,092,978
Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	3,070,000	3,842,385
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	3,425,000	3,937,764
Prudential Financial, Inc., Series D, Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	950,000	1,002,380
4.75%, 09/17/15	5,030,000	5,503,743
6.63%, 12/01/37	3,475,000	4,415,420
7.38%, 06/15/19	1,020,000	1,310,828
		27,489,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equity and Income Fund

	Principal Amount	Value
Managed Health Care–0.56%
Aetna, Inc., Sr. Unsec. Global Notes,
3.95%, 09/01/20	$9,990,000	$10,927,738
4.13%, 11/15/42	3,320,000	3,221,507
Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	3,940,000	3,793,421
UnitedHealth Group Inc., Sr. Unsec. Conv. Notes, 1.63%, 03/15/19	5,805,000	5,821,548
WellPoint Inc., Sr. Unsec. Conv. Notes, 2.75%, 10/15/42(c)	34,762,000	37,282,245
		61,046,459

Movies & Entertainment–0.03%
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	3,100,766

Multi-Line Insurance–0.05%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,833,636

Office Electronics–0.01%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	862,776

Office REIT’s–0.05%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,552,058

Oil & Gas Drilling–0.01%
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	1,150,000	1,181,734

Oil & Gas Equipment & Services–0.14%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	11,911,000	14,739,863

Oil & Gas Exploration & Production–0.28%
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	260,000	302,993
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	6,750,000	7,746,592
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(c)	24,746,000	22,456,995
XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	310,000	323,175
		30,829,755

Oil & Gas Refining & Marketing–0.04%
Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	4,760,000	4,868,698

Oil & Gas Storage & Transportation–0.21%
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes,
5.25%, 01/31/20	2,889,000	3,392,662
Sr. Unsec. Gtd. Notes,
6.45%, 09/01/40	555,000	685,858

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Series N, Sr. Unsec. Gtd. Notes,
6.50%, 01/31/19	$4,420,000	$5,505,960
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	4,275,000	4,527,987
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	3,060,365
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	5,178,375
		22,351,207

Other Diversified Financial Services–1.11%
Bank of America Corp.,
Sr. Unsec. Global Notes,
5.75%, 12/01/17	2,825,000	3,272,245
Sr. Unsec. Medium-Term Notes,
1.25%, 01/11/16	6,465,000	6,441,847
Series L, Sr. Unsec. Medium-Term Global Notes,
5.65%, 05/01/18	10,675,000	12,419,797
Sr. Unsec. Medium-Term Notes,
7.38%, 05/15/14	315,000	338,928
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	10,165,290
Citigroup Inc.,
Sr. Unsec. Global Notes,
6.01%, 01/15/15	1,615,000	1,753,724
6.13%, 11/21/17	11,440,000	13,533,217
8.50%, 05/22/19	2,385,000	3,199,340
Unsec. Sub. Global Notes,
4.05%, 07/30/22	5,455,000	5,660,588
Citigroup, Inc., Sr. Unsec. Notes, 4.75%, 05/19/15	1,000,000	1,074,562
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	5,060,000	5,094,805
General Electric Capital Corp.,
Sr. Unsec. Global Notes,
5.90%, 05/13/14	1,465,000	1,559,338
Sr. Unsec. Medium-Term Global Notes,
4.65%, 10/17/21	4,860,000	5,488,647
Series G, Sr. Unsec. Medium-Term Global Notes,
6.00%, 08/07/19	8,500,000	10,386,408
ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(c)	9,455,000	10,463,864
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
4.40%, 07/22/20	5,700,000	6,344,645
4.75%, 05/01/13	1,280,000	1,288,668
Sr. Unsec. Notes,
6.00%, 01/15/18	7,395,000	8,846,899
Unsec. Sub. Global Notes,
5.13%, 09/15/14	1,530,000	1,626,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equity and Income Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	$9,445,000	$11,424,865
		120,384,530

Packaged Foods & Meats–0.12%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	5,095,000	5,685,487
Mondelez International Inc.,
Sr. Unsec. Global Notes,
6.88%, 02/01/38	842,000	1,141,154
7.00%, 08/11/37	2,830,000	3,851,113
Sr. Unsec. Notes,
6.88%, 01/26/39	2,125,000	2,863,865
		13,541,619

Paper Products–0.03%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,339,549

Pharmaceuticals–0.48%
AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(c)	18,095,000	18,274,955
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19(c)	25,242,000	26,598,758
Teva Pharmaceutical Finance Co. B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.95%, 12/18/22	3,900,000	3,895,179
Zoetis Inc., Sr. Unsec. Gtd. Notes, 4.70%, 02/01/43(c)	3,675,000	3,776,435
		52,545,327

Property & Casualty Insurance–0.06%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	539,546
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,449,518
		5,989,064

Railroads–0.04%
CSX Corp.,
Sr. Unsec. Global Notes,
6.15%, 05/01/37	1,750,000	2,162,845
Sr. Unsec. Notes,
5.50%, 04/15/41	1,660,000	1,919,547
		4,082,392

Regional Banks–0.15%
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	8,845,000	10,395,393
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,305,000	6,255,793
		16,651,186

Retail REIT’s–0.09%
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	2,815,000	2,989,811

	Principal Amount	Value
Retail REIT’s–(continued)
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(c)	$5,290,000	$6,520,669
		9,510,480

Semiconductor Equipment–0.53%
Lam Research Corp.-Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	33,039,000	35,351,730
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	15,729,000	22,050,092
		57,401,822

Semiconductors–0.96%
Linear Technology Corp.,
Sr. Unsec. Conv. Notes,
3.00%, 05/01/14(c)(d)	36,420,000	39,105,975
Series A, Sr. Unsec. Conv. Global Notes,
3.00%, 05/01/14(d)	10,661,000	11,447,249
Micron Technology Inc.–Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/31	24,953,000	26,387,797
Xilinx Inc., Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37(c)	20,622,000	27,491,704
		104,432,725

Sovereign Debt–0.21%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	19,376,870
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,650,000	2,122,313
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(c)	800,000	841,504
		22,340,687

Specialized Finance–0.11%
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	3,315,000	3,559,481
Moody’s Corp., Sr. Unsec. Global Notes,, 4.50%, 09/01/22	5,380,000	5,419,326
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	2,550,000	2,662,945
		11,641,752

Specialized REIT’s–0.16%
American Tower Corp.,
Sr. Unsec. Global Notes,
4.63%, 04/01/15	2,425,000	2,592,565
Sr. Unsec. Notes,
4.50%, 01/15/18	4,620,000	5,090,010
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,926,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equity and Income Fund

	Principal Amount	Value
Specialized REIT’s–(continued)
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	$2,635,000	$2,823,068
		17,431,818

Steel–0.28%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds,
10.35%, 06/01/19	7,005,000	8,861,619
Sr. Unsec. Global Notes,
4.25%, 08/05/15	8,775,000	9,092,680
6.13%, 06/01/18	390,000	426,251
7.25%, 03/01/41	2,225,000	2,219,596
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	320,000	340,061
5.63%, 09/15/19	4,655,000	5,305,117
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,075,000	4,245,433
		30,490,757

Thrifts & Mortgage Finance–0.32%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	20,997,000	17,834,327
People’s United Financial Inc., Sr. Unsec. Global Notes, 3.65%, 12/06/22	1,770,000	1,800,619
Radian Group Inc., Sr. Unsec. Conv. Notes,
2.25%, 03/01/19	4,063,000	4,372,803
3.00%, 11/15/17	10,019,000	11,027,162
		35,034,911

Tobacco–0.01%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	773,508

Trucking–0.11%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Notes, 2.50%, 03/15/16(c)	7,435,000	7,626,780
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,192,097
		11,818,877

Wireless Telecommunication Services–0.18%
America Movil S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes,
4.38%, 07/16/42	6,610,000	6,379,083
Sr. Unsec. Gtd. Global Notes,
2.38%, 09/08/16	4,450,000	4,617,195
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	5,095,000	5,324,275
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	3,425,000	3,410,855
		19,731,408
Total Bonds and Notes (Cost $2,076,090,122)		2,306,945,128

	Principal Amount	Value
U.S. Treasury Securities–7.93%
U.S. Treasury Bills–0.02%
0.18%, 11/14/13(f)(g)	$1,500,000	$1,498,655

U.S. Treasury Bonds–1.56%
3.00%, 05/15/42	22,475,000	22,115,109
3.13%, 11/15/41	15,400,000	15,572,122
3.50%, 02/15/39	31,890,000	34,882,304
4.25%, 05/15/39	9,900,000	12,233,724
4.25%, 11/15/40	500,000	618,260
4.38%, 11/15/39	13,200,000	16,633,471
4.38%, 05/15/40	1,280,000	1,613,747
4.50%, 08/15/39	1,060,000	1,360,895
4.63%, 02/15/40	18,150,000	23,764,510
5.38%, 02/15/31	5,205,000	7,244,224
6.13%, 11/15/27	19,110,000	27,863,251
6.88%, 08/15/25	20,000	30,326
8.00%, 11/15/21	3,557,000	5,428,136
		169,360,079

U.S. Treasury Notes–6.35%
1.50%, 12/31/13	28,000,000	28,311,803
1.75%, 03/31/14	12,000,000	12,203,157
2.63%, 07/31/14	95,125,000	98,386,957
2.38%, 10/31/14	231,415,000	239,715,003
2.13%, 11/30/14	77,385,000	79,955,279
2.25%, 01/31/15	19,650,000	20,407,224
2.50%, 03/31/15	495,000	518,088
2.13%, 05/31/15	4,445,000	4,630,129
2.00%, 04/30/16	17,445,000	18,327,544
1.75%, 05/31/16	950,000	991,383
0.88%, 04/30/17	2,000,000	2,023,332
0.63%, 05/31/17	4,410,000	4,413,908
3.75%, 11/15/18	34,750,000	40,239,228
1.25%, 01/31/19	25,000,000	25,382,522
3.63%, 08/15/19	58,350,000	67,595,584
3.38%, 11/15/19	20,000,000	22,884,726
2.63%, 11/15/20	6,500,000	7,078,116
2.13%, 08/15/21	2,440,000	2,543,430
2.00%, 11/15/21	4,700,000	4,833,886
1.75%, 05/15/22	10,900,000	10,892,088
		691,333,387
Total U.S. Treasury Securities (Cost $812,631,834)		862,192,121

	Shares
Preferred Stocks–1.66%
Health Care Facilities–0.28%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	27,000	31,006,125

Health Care Services–0.16%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	356,855	17,532,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equity and Income Fund

	Shares	Value
Oil & Gas Storage & Transportation–0.46%
El Paso Energy Captial Trust I, $2.38 Conv. Pfd.	875,900	$50,136,516

Regional Banks–0.50%
KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	54,262,801

Trucking–0.26%
2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(c)	2,264,730	27,953,789
Total Preferred Stocks (Cost $142,901,828)		180,891,517

	Principal Amount
U.S. Government Sponsored Agency Securities–1.18%
Federal Home Loan Mortgage Corp. (FHLMC)–0.69%
Sr. Unsec. Global Bonds,
6.75%, 03/15/31	$7,000,000	10,561,990
Sr. Unsec. Global Notes,
3.00%, 07/28/14	23,700,000	24,632,882
Unsec. Global Notes,
4.88%, 06/13/18	33,680,000	40,438,791
		75,633,663

Federal National Mortgage Association (FNMA)–0.49%
Sr. Unsec. Global Bonds,
6.63%, 11/15/30	6,315,000	9,419,597
Sr. Unsec. Global Notes,
2.88%, 12/11/13	600,000	612,741
4.38%, 10/15/15	38,850,000	42,914,803
		52,947,141
Total U.S. Government Sponsored Agency Securities (Cost $121,804,941)		128,580,804

Municipal Obligations–0.12%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J);
Series 2010, Build America RB,
6.66%, 04/01/57	4,980,000	5,951,897
Series 2010 A, Taxable RB,
6.64%, 04/01/57	2,600,000	3,141,658
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	3,450,000	4,165,357
Total Municipal Obligations (Cost $11,090,528)		13,258,912

	Principal Amount	Value
Asset-Backed Securities–0.00%
Nomura Asset Acceptance Corp.–Series 2005 AR1, Floating Rate Pass Through Ctfs., 0.48%, 02/25/35 (Cost $5,358)(h)	$5,358	$5,342

U.S. Government Sponsored Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs.,
6.50%, 05/01/29	4	4
5.50%, 02/01/37	351	382
		386

Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs.,
7.00%, 07/01/18 to 07/01/32	92,723	107,772
5.50%, 03/01/21	243	265
8.00%, 08/01/21	5,161	5,802
		113,839

Government National Mortgage Association (GNMA)–0.00%
Pass Through Ctfs.,
8.00%, 04/15/26 to 01/20/31	41,818	46,327
7.50%, 12/20/30	3,045	3,784
		50,111
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $148,484)		164,336

	Shares
Money Market Funds–3.02%
Liquid Assets Portfolio–Institutional Class(i)	164,282,182	164,282,182
Premier Portfolio–Institutional Class(i)	164,282,182	164,282,182
Total Money Market Funds (Cost $328,564,364)		328,564,364
TOTAL INVESTMENTS–99.89% (Cost $9,290,217,570)		10,869,449,505
OTHER ASSETS LESS LIABILITIES–0.11%		11,931,397
NET ASSETS–100.00%		$10,881,380,902

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Disc.	– Discounted
Gtd.	– Guaranteed
Jr.	– Junior

Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equity and Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $578,140,438, which represented 5.31% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Each unit represents one common share and one trust share.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.
(j)	A portion of this security is subject to call options written. See Note 1J and Note 4.

Portfolio Composition

By security type, based on Net Assets as of February 28, 2013

Common Stocks & Other Equity Interests	64.8%
Bonds and Notes	21.2
U.S. Treasury Securities	7.9
Preferred Stocks	1.7
U.S. Government Sponsored Agency Securities	1.2
Municipal Obligations	0.1
Asset-Backed Securities	0.0
U.S. Government Sponsored Mortgage-Backed Securities	0.0
Money Market Funds Plus Other Assets Less Liabilities	3.1

15                         Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $8,961,653,206)	$10,540,885,141
Investments in affiliated money market funds, at value and cost	328,564,364
Total investments, at value (Cost $9,290,217,570)	10,869,449,505
Foreign currencies, at value (Cost $244,860)	180,191
Receivable for:
Investments sold	30,773,851
Fund shares sold	8,670,058
Dividends and interest	47,484,335
Foreign currency contracts outstanding	7,245,404
Investment for trustee deferred compensation and retirement plans	264,309
Other assets	144,542
Total assets	10,964,212,195

Liabilities:
Payable for:
Investments purchased	60,204,927
Fund shares reacquired	13,488,840
Options written, at value (premiums received $341,660)	171,875
Variation margin	140,891
Accrued fees to affiliates	6,934,148
Accrued trustees’ and officers’ fees and benefits	28,929
Accrued other operating expenses	812,327
Trustee deferred compensation and retirement plans	1,049,356
Total liabilities	82,831,293
Net assets applicable to shares outstanding	$10,881,380,902

Net assets consist of:
Shares of beneficial interest	$9,155,670,564
Undistributed net investment income	18,243,867
Undistributed net realized gain	120,591,924
Unrealized appreciation	1,586,874,547
$10,881,380,902

Net Assets:
Class A	$8,191,491,054
Class B	$663,957,613
Class C	$1,179,592,775
Class R	$177,770,143
Class Y	$387,300,799
Class R5	$223,215,108
Class R6	$58,053,410

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	839,207,838
Class B	69,392,533
Class C	122,710,781
Class R	18,141,547
Class Y	39,665,252
Class R5	22,847,717
Class R6	5,941,344
Class A:
Net asset value per share	$9.76
Maximum offering price per share
(Net asset value of $9.76 ÷ 94.50%)	$10.33
Class B:
Net asset value and offering price per share	$9.57
Class C:
Net asset value and offering price per share	$9.61
Class R:
Net asset value and offering price per share	$9.80
Class Y:
Net asset value and offering price per share	$9.76
Class R5:
Net asset value and offering price per share	$9.77
Class R6:
Net asset value and offering price per share	$9.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $688,705)	$90,425,130
Dividends from affiliated money market funds	285,175
Interest	53,522,004
Total investment income	144,232,309

Expenses:
Advisory fees	18,717,052
Administrative services fees	396,550
Custodian fees	153,978
Distribution fees:
Class A	9,864,607
Class B	3,492,926
Class C	5,745,098
Class R	435,711
Transfer agent fees — A, B, C, R and Y	8,312,114
Transfer agent fees — R5	106,005
Transfer agent fees — R6	872
Trustees’ and officers’ fees and benefits	151,823
Other	800,155
Total expenses	48,176,891
Less: Fees waived and expense offset arrangement(s)	(341,190)
Net expenses	47,835,701
Net investment income	96,396,608

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $290,304)	297,299,896
Foreign currencies	22,922
Foreign currency contracts	(6,740,301)
Futures contracts	(874,461)
289,708,056
Change in net unrealized appreciation (depreciation) of:
Investment securities	546,664,083
Foreign currencies	(27,616)
Foreign currency contracts	10,897,904
Futures contracts	1,349,848
Option contracts written	169,785
559,054,004
Net realized and unrealized gain	848,762,060
Net increase in net assets resulting from operations	$945,158,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income	$96,396,608	$209,123,341
Net realized gain	289,708,056	106,070,128
Change in net unrealized appreciation	559,054,004	934,736,730
Net increase in net assets resulting from operations	945,158,668	1,249,930,199

Distributions to shareholders from net investment income:
Class A	(102,236,922)	(152,150,003)
Class B	(6,533,936)	(16,509,929)
Class C	(10,693,523)	(14,510,005)
Class R	(2,049,429)	(3,178,686)
Class Y	(5,930,981)	(8,610,039)
Class R5	(3,202,775)	(4,674,921)
Class R6	(505,379)	—
Total distributions from net investment income	(131,152,945)	(199,633,583)

Share transactions-net:
Class A	(296,073,192)	(802,662,360)
Class B	(128,583,222)	(358,776,295)
Class C	(65,904,508)	(175,219,330)
Class R	(12,501,153)	(23,670,724)
Class Y	(53,824,219)	(47,889,519)
Class R5	(32,347,459)	59,177,309
Class R6	55,028,140	—
Net increase (decrease) in net assets resulting from share transactions	(534,205,613)	(1,349,040,919)
Net increase (decrease) in net assets	279,800,110	(298,744,303)

Net assets:
Beginning of period	10,601,580,792	10,900,325,095
End of period (includes undistributed net investment income of $18,243,867 and $53,000,204, respectively)	$10,881,380,902	$10,601,580,792

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

18                         Invesco Equity and Income Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among

19                         Invesco Equity and Income Fund

the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

20                         Invesco Equity and Income Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimbursed expenses during the period under this limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees of $332,710.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

21                         Invesco Equity and Income Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $720,635 in front-end sales commissions from the sale of Class A shares and $5,682, $227,130 and $12,480 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2013, the Fund incurred $8,025 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,422,261,768	$136,041,094	$—	$7,558,302,862
U.S. Treasury Securities	—	862,192,121	—	862,192,121
Foreign Government Debt Securities	—	22,340,687	—	22,340,687
Corporate Debt Securities	—	2,284,604,441	—	2,284,604,441
Asset-Backed Securities	—	5,342	—	5,342
Municipal Obligations	—	13,258,912	—	13,258,912
U.S. Government Sponsored Securities	—	128,745,140	—	128,745,140
	$7,422,261,768	$3,447,187,737	$—	$10,869,449,505
Foreign Currency Contracts*	—	7,245,404	—	7,245,404
Futures*	250,525	—	—	250,525
Options*	169,785	—	—	169,785
Total Investments	$7,422,682,078	$3,454,433,141	$—	$10,877,115,219

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk
Call options contracts(a)	$169,785	$—
Currency risk
Foreign currency contracts(a)	7,245,404	—
Interest rate risk
Futures contracts(b)	250,525	—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Options written, and Foreign currency contracts outstanding, respectively.
(b)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

22                         Invesco Equity and Income Fund

Effect of Derivative Investments for the six months ended February 28, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Options*
Realized Gain (Loss)
Currency risk	$—	$(6,740,301)	$—
Interest rate risk	(874,461)	—	—
Change in Unrealized Appreciation
Currency risk	$—	$10,897,904	$—
Equity risk	—	—	169,785
Interest rate risk	1,349,848	—	—
Total	$475,387	$4,157,603	$169,785

*	The average notional value of futures, foreign currency contracts and options outstanding during the period was $343,392,882, $243,662,381 and $828,729, respectively.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 2 Year Notes	470	June-2013	$103,620,313	$28,388

Short Contracts
U.S. Treasury 5 Year Notes	981	March-2013	$122,011,875	$212,534
U.S. Treasury 10 Year Notes	710	June-2013	93,398,281	9,603
Subtotal			$215,410,156	$222,137
Total				$250,525

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
03/20/13	State Street Bank	CAD	18,709,061	USD	18,620,669	$18,135,894	$484,775
03/20/13	Bank of New York Mellon	CAD	48,109,536	USD	47,902,358	46,635,662	1,266,696
03/20/13	State Street Bank	CHF	18,504,143	USD	20,172,268	19,748,538	423,730
03/20/13	Bank of New York Mellon	CHF	34,214,108	USD	37,302,371	36,514,990	787,381
03/20/13	State Street Bank	EUR	40,035,528	USD	54,019,137	52,279,326	1,739,811
03/20/13	State Street Bank	GBP	67,222,074	USD	104,496,041	101,953,030	2,543,011
Total foreign currency contracts							$7,245,404

Currency Abbreviations:

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
USD	– U.S. Dollar

Open Options Written
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Calls
Avon Products, Inc.	July-2013	$24	6,250	$341,660	$171,875	$169,785

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	6,250	341,660
End of period	6,250	$341,660

23                         Invesco Equity and Income Fund

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2013, the Fund engaged in securities purchases of $222,642 and securities sales of $1,201,475, which resulted in net realized gains of $290,304.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $8,480.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$87,690,005	$—	$87,690,005
August 31, 2017	10,092,098	—	10,092,098
	$97,782,103	$—	$97,782,103

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Balanced Fund and Invesco Basic Balanced Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

24                         Invesco Equity and Income Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $1,472,966,212 and $1,831,088,141, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $40,099,996, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,632,099,814
Aggregate unrealized (depreciation) of investment securities	(93,711,318)
Net unrealized appreciation of investment securities	$1,538,388,496

Cost of investments for tax purposes is $9,331,061,009.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	34,107,530	$318,359,117	76,632,228	$653,647,850
Class B	325,832	2,981,938	1,051,815	8,808,659
Class C	2,531,588	23,332,403	4,887,236	41,102,265
Class R	2,023,149	18,946,849	5,932,415	50,391,223
Class Y	4,490,282	41,982,704	14,695,711	126,331,806
Class R5	4,469,034	41,499,353	12,294,259	102,222,163
Class R6(b)	6,330,417	58,676,044	—	—

Issued as reinvestment of dividends:
Class A	10,317,002	94,841,683	16,520,442	139,372,643
Class B	677,418	6,108,965	1,873,608	15,474,345
Class C	1,020,858	9,248,347	1,539,047	12,778,414
Class R	213,942	1,974,223	375,128	3,178,004
Class Y	602,148	5,530,485	968,129	8,164,860
Class R5	300,364	2,760,411	552,439	4,674,451
Class R6	55,233	505,379	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	8,504,213	79,542,683	24,192,716	206,655,020
Class B	(8,672,991)	(79,542,683)	(24,426,071)	(206,655,020)

Reacquired:
Class A	(84,768,675)	(788,816,675)	(211,560,965)	(1,802,337,873)
Class B	(6,357,685)	(58,131,442)	(21,248,100)	(176,404,279)
Class C	(10,755,161)	(98,485,258)	(27,306,094)	(229,100,009)
Class R	(3,580,990)	(33,422,225)	(8,960,324)	(77,239,951)
Class Y	(10,804,743)	(101,337,408)	(21,766,458)	(182,386,185)
Class R5	(8,254,263)	(76,607,223)	(5,547,204)	(47,719,305)
Class R6	(444,306)	(4,153,283)	—	—
Net increase (decrease) in share activity	(57,669,804)	$(534,205,613)	(159,300,043)	$(1,349,040,919)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

25                         Invesco Equity and Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/13	$9.05	$0.09	$0.74	$0.83	$(0.12)	$—	$(0.12)	$9.76	9.25	%(c)	$8,191,491	0.78	%(d)	0.79	%(d)	1.94	%(d)	15%
Year ended 08/31/12	8.19	0.17	0.85	1.02	(0.16)	—	(0.16)	9.05	12.67	(c)	7,878,694	0.80		0.81		2.05		21
Year ended 08/31/11	7.53	0.15	0.66	0.81	(0.15)	—	(0.15)	8.19	10.78	(c)	7,908,623	0.81		0.81		1.74		22
Eight months ended 08/31/10	7.79	0.10	(0.28)	(0.18)	(0.08)	—	(0.08)	7.53	(2.40	)(c)	7,560,462	0.78	(e)	0.78	(e)	1.89	(e)	24
Year ended 08/31/09	6.45	0.15	1.34	1.49	(0.15)	—	(0.15)	7.79	23.51	(f)	8,395,716	0.82		0.82		2.15		78
Year ended 08/31/08	8.84	0.20	(2.36)	(2.16)	(0.22)	(0.01)	(0.23)	6.45	(24.78	)(f)	8,214,093	0.79		0.79		2.59		56
Class B
Six months ended 02/28/13	8.87	0.05	0.73	0.78	(0.08)	—	(0.08)	9.57	8.89	(c)	663,958	1.53	(d)	1.54	(d)	1.19	(d)	15
Year ended 08/31/12	8.04	0.15	0.83	0.98	(0.15)	—	(0.15)	8.87	12.36	(c)	739,631	1.02		1.56		1.83		21
Year ended 08/31/11	7.39	0.14	0.65	0.79	(0.14)	—	(0.14)	8.04	10.69	(c)(g)	1,014,527	0.84	(g)	0.98	(g)	1.71	(g)	22
Eight months ended 08/31/10	7.64	0.09	(0.27)	(0.18)	(0.07)	—	(0.07)	7.39	(2.40	)(c)(g)	1,278,734	0.91	(e)(g)	0.91	(e)(g)	1.76	(e)(g)	24
Year ended 08/31/09	6.33	0.14	1.32	1.46	(0.15)	—	(0.15)	7.64	23.48	(h)(i)	1,594,135	0.82	(i)	0.82	(i)	2.16	(i)	78
Year ended 08/31/08	8.68	0.20	(2.32)	(2.12)	(0.22)	(0.01)	(0.23)	6.33	(24.78	)(h)(i)	1,693,758	0.79	(i)	0.79	(i)	2.59	(i)	56
Class C
Six months ended 02/28/13	8.91	0.05	0.73	0.78	(0.08)	—	(0.08)	9.61	8.86	(c)	1,179,593	1.53	(d)	1.54	(d)	1.19	(d)	15
Year ended 08/31/12	8.07	0.11	0.83	0.94	(0.10)	—	(0.10)	8.91	11.77	(c)(j)	1,157,325	1.54	(j)	1.54	(j)	1.31	(j)	21
Year ended 08/31/11	7.42	0.09	0.65	0.74	(0.09)	—	(0.09)	8.07	9.95	(c)(j)	1,216,936	1.54	(j)	1.54	(j)	1.01	(j)	22
Eight months ended 08/31/10	7.68	0.06	(0.27)	(0.21)	(0.05)	—	(0.05)	7.42	(2.81	)(c)(j)	1,211,089	1.52	(e)(j)	1.52	(e)(j)	1.15	(e)(j)	24
Year ended 08/31/09	6.36	0.09	1.33	1.42	(0.10)	—	(0.10)	7.68	22.63	(i)(k)	1,375,516	1.56	(i)	1.56	(i)	1.40	(i)	78
Year ended 08/31/08	8.72	0.14	(2.32)	(2.18)	(0.17)	(0.01)	(0.18)	6.36	(25.33	)(i)(k)	1,340,367	1.50	(i)	1.50	(i)	1.88	(i)	56
Class R
Six months ended 02/28/13	9.08	0.08	0.75	0.83	(0.11)	—	(0.11)	9.80	9.20	(c)	177,770	1.03	(d)	1.04	(d)	1.69	(d)	15
Year ended 08/31/12	8.23	0.15	0.85	1.00	(0.15)	—	(0.15)	9.08	12.23	(c)	176,940	1.05		1.06		1.80		21
Year ended 08/31/11	7.57	0.13	0.66	0.79	(0.13)	—	(0.13)	8.23	10.45	(c)	182,135	1.06		1.06		1.49		22
Eight months ended 08/31/10	7.83	0.09	(0.28)	(0.19)	(0.07)	—	(0.07)	7.57	(2.51	)(c)	172,143	1.03	(e)	1.03	(e)	1.64	(e)	24
Year ended 08/31/09	6.48	0.13	1.35	1.48	(0.13)	—	(0.13)	7.83	23.25	(l)	169,713	1.07		1.07		1.88		78
Year ended 08/31/08	8.87	0.18	(2.36)	(2.18)	(0.20)	(0.01)	(0.21)	6.48	(24.89	)(l)	148,399	1.04		1.04		2.35		56
Class Y(m)
Six months ended 02/28/13	9.05	0.10	0.74	0.84	(0.13)	—	(0.13)	9.76	9.39	(c)	387,301	0.53	(d)	0.54	(d)	2.19	(d)	15
Year ended 08/31/12	8.20	0.20	0.84	1.04	(0.19)	—	(0.19)	9.05	12.83	(c)	410,600	0.55		0.56		2.30		21
Year ended 08/31/11	7.54	0.17	0.67	0.84	(0.18)	—	(0.18)	8.20	11.04	(c)	422,009	0.56		0.56		1.99		22
Eight months ended 08/31/10	7.79	0.11	(0.28)	(0.17)	(0.08)	—	(0.08)	7.54	(2.15	)(c)	414,203	0.53	(e)	0.53	(e)	2.15	(e)	24
Year ended 08/31/09	6.45	0.16	1.35	1.51	(0.17)	—	(0.17)	7.79	23.82	(n)	530,010	0.57		0.57		2.34		78
Year ended 08/31/08	8.84	0.22	(2.36)	(2.14)	(0.24)	(0.01)	(0.25)	6.45	(24.60	)(n)	358,154	0.54		0.54		2.85		56
Class R5
Six months ended 02/28/13	9.05	0.10	0.75	0.85	(0.13)	—	(0.13)	9.77	9.53	(c)	223,215	0.47	(d)	0.48	(d)	2.25	(d)	15
Year ended 08/31/12	8.20	0.21	0.84	1.05	(0.20)	—	(0.20)	9.05	12.96	(c)	238,392	0.44		0.44		2.41		21
Year ended 08/31/11	7.54	0.19	0.65	0.84	(0.18)	—	(0.18)	8.20	11.16	(c)	156,096	0.39		0.39		2.16		22
Eight months ended 08/31/10(o)	7.59	0.03	(0.04)	(0.01)	(0.04)	—	(0.04)	7.54	(0.13	)(c)	63,598	0.45	(e)	0.45	(e)	1.79	(e)	24
Class R6
Six months ended 02/28/13(o)	9.27	0.11	0.47	0.58	(0.08)	—	(0.08)	9.77	6.36	(c)	58,053	0.37	(d)(e)	0.38	(d)(e)	2.35	(d)(e)	15

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2011 the portfolio turnover calculation excludes the value of securities purchased of $602,192,170 and sold of $70,835,642 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Balanced Fund and Invesco Basic Balanced Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,963,457, $704,375, $1,158,465, $175,729, $411,952, $213,662 and $56,491 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.28% and 0.38% for the year ended August 31, 2011 and eight months ended August 31, 2010, respectively.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99%, 0.97% and 0.99% for the years ended August 31, 2012, August 31, 2011 and the eight months ended August 31, 2010, respectively.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	On June 1, 2010, Class I shares of Van Kampen Equity and Income Fund were reorganized into Class Y shares of the Fund.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of June 1, 2010 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.

26                         Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[3]
A	$1,000.00	$1,092.50	$4.05	$1,020.93	$3.91	0.78%
B	1,000.00	1,088.90	7.92	1,017.21	7.65	1.53
C	1,000.00	1,088.60	7.92	1,017.21	7.65	1.53
R	1,000.00	1,092.00	5.34	1,019.69	5.16	1.03
Y	1,000.00	1,093.90	2.75	1,022.17	2.66	0.53
R5	1,000.00	1,095.30	2.44	1,022.46	2.36	0.47
R6	1,000.00	1,063.60	1.65	1,022.96	1.86	0.37

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012, through February 28, 2013 (as of close of business September 24, 2012, through February 28, 2013 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 158 (as of close of business September 24, 2012 through February 28, 2013)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

27                         Invesco Equity and Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms
N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 VK-EQI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco Growth and Income Fund

Nasdaq:

A: ACGIX ¡ B: ACGJX ¡ C: ACGKX ¡ R: ACGLX ¡ Y: ACGMX ¡ R5: ACGQX ¡ R6: GIFFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.87%
Class B Shares	11.84
Class C Shares	11.42
Class R Shares	11.68
Class Y Shares	11.99
Class R5 Shares*	12.01
Class R6 Shares**	12.08
S&P 500 Index‚ (Broad Market Index)	8.95
Russell 1000 Value Index■ (Style-Specific Index)	13.15
Lipper Large-Cap Value Funds Index¿ (Peer Group Index)	11.49

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

■Invesco,	Russell via FactSet Research Systems Inc.; ¿Lipper Inc.
*	Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.
**	Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Growth and Income Fund

Average Annual Total Returns
As of 2/28/13, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.32%
10 Years	8.06
5 Years	3.47
1 Year	9.89

Class B Shares
Inception (8/2/93)	9.11%
10 Years	8.41
Years	4.28
1 Year	11.27

Class C Shares
Inception (8/2/93)	8.65%
10 Years	7.88
5 Years	3.89
1 Year	14.38

Class R Shares
Inception (10/1/02)	8.05%
10 Years	8.40
5 Years	4.38
1 Year	15.98

Class Y Shares
Inception (10/19/04)	6.63%
5 Years	4.91
1 Year	16.59

Class R5 Shares
10 Years	8.79%
5 Years	4.88
1 Year	16.67

Class R6 Shares
10 Years	8.69%
5 Years	4.69
1 Year	16.49

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.21%
10 Years	6.70
5 Years	0.12
1 Year	8.28

Class B Shares
Inception (8/2/93)	8.74%
10 Years	7.03
5 Years	0.86
1 Year	9.62

Class C Shares
Inception (8/2/93)	8.28%
10 Years	6.52
5 Years	0.53
1 Year	12.72

Class R Shares
Inception (10/1/02)	7.35%
10 Years	7.03
5 Years	1.01
1 Year	14.29

Class Y Shares
Inception (10/19/04)	5.72%
5 Years	1.53
1 Year	14.91

Class R5 Shares
10 Years	7.41%
5 Years	1.47
1 Year	14.99

Class R6 Shares
10 Years	7.31%
5 Years	1.29
1 Year	14.71

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.84%, 0.84%, 1.56%, 1.09%, 0.59%, 0.47% and 0.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                Invesco Growth and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your
Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Growth and Income Fund

Schedule of Investments(a)

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.82%
Aerospace & Defense–0.53%
General Dynamics Corp.	568,216	$38,621,641

Agricultural Products–1.32%
Archer-Daniels-Midland Co.	3,049,056	97,142,924

Application Software–1.20%
Adobe Systems Inc.(b)	2,250,468	88,443,392

Asset Management & Custody Banks–2.16%
Northern Trust Corp.	1,362,118	72,423,814
State Street Corp.	1,529,157	86,534,995
		158,958,809

Biotechnology–1.52%
Amgen Inc.	1,217,915	111,329,610

Cable & Satellite–3.81%
Comcast Corp.–Class A	3,736,967	148,693,917
Time Warner Cable Inc.	1,522,076	131,492,146
		280,186,063

Diversified Banks–2.21%
Comerica Inc.	1,991,469	68,466,704
Wells Fargo & Co.	2,675,026	93,839,912
		162,306,616

Diversified Chemicals–1.46%
Dow Chemical Co. (The)	1,171,429	37,157,728
PPG Industries, Inc.	518,231	69,784,986
		106,942,714

Diversified Support Services–0.53%
Cintas Corp.	888,269	38,995,009

Electric Utilities–1.91%
Edison International	753,438	36,187,627
FirstEnergy Corp.	718,462	28,364,880
Pinnacle West Capital Corp.	1,348,253	75,421,273
		139,973,780

Food Distributors–1.57%
Sysco Corp.	3,592,234	115,526,245

Health Care Equipment–1.74%
Medtronic, Inc.	2,837,261	127,563,255

Home Improvement Retail–0.95%
Home Depot, Inc. (The)	1,021,848	69,996,588

Hotels, Resorts & Cruise Lines–0.90%
Carnival Corp.	1,856,282	66,399,207

Household Products–1.70%
Procter & Gamble Co. (The)	1,641,111	125,019,836

Industrial Conglomerates–2.88%
General Electric Co.	9,114,859	211,647,026

Industrial Machinery–1.22%
Ingersoll-Rand PLC	1,698,794	89,441,504

	Shares	Value
Insurance Brokers–3.83%
Aon PLC	1,136,450	$69,425,730
Marsh & McLennan Cos., Inc.	4,360,912	161,964,272
Willis Group Holdings PLC	1,323,707	50,406,763
		281,796,765

Integrated Oil & Gas–3.79%
Chevron Corp.	1,225,160	143,527,494
Exxon Mobil Corp.	921,012	82,476,625
Occidental Petroleum Corp.	640,380	52,722,485
		278,726,604

Integrated Telecommunication Services–0.85%
Verizon Communications Inc.	1,339,940	62,347,408

Internet Software & Services–2.03%
eBay Inc.(b)	2,723,800	148,937,384

Investment Banking & Brokerage–3.92%
Charles Schwab Corp. (The)	5,622,749	91,313,444
Goldman Sachs Group, Inc. (The)	418,303	62,645,057
Morgan Stanley	5,955,465	134,295,736
		288,254,237

IT Consulting & Other Services–1.16%
Amdocs Ltd.	2,346,593	85,580,247

Managed Health Care–3.31%
Cigna Corp.	1,287,852	75,287,828
UnitedHealth Group Inc.	1,329,283	71,050,176
WellPoint, Inc.	1,560,578	97,036,740
		243,374,744

Movies & Entertainment–3.13%
Time Warner Inc.	1,116,965	59,389,029
Viacom Inc.–Class B	2,917,702	170,568,859
		229,957,888

Oil & Gas Equipment & Services–1.86%
Baker Hughes Inc.	1,705,217	76,427,826
Halliburton Co.	1,449,674	60,175,968
		136,603,794

Oil & Gas Exploration & Production–3.49%
Anadarko Petroleum Corp.	1,866,164	148,509,331
Canadian Natural Resources Ltd. (Canada)	3,060,822	93,567,170
Devon Energy Corp.	258,622	14,032,830
		256,109,331

Oil & Gas Storage & Transportation–0.91%
Williams Cos., Inc. (The)	1,932,861	67,089,605

Other Diversified Financial Services–8.10%
Citigroup Inc.	5,549,910	232,929,723
JPMorgan Chase & Co.	7,399,147	361,966,271
		594,895,994

Packaged Foods & Meats–2.46%
Kraft Foods Group, Inc.	1,194,477	57,896,300
Mondelez International Inc.–Class A	2,132,701	58,969,183
Unilever N.V.–New York Shares (Netherlands)	1,641,235	63,876,866
		180,742,349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Growth and Income Fund

	Shares	Value
Personal Products–2.60%
Avon Products, Inc.(c)	9,776,804	$191,136,518

Pharmaceuticals–7.68%
Bristol-Myers Squibb Co.	2,277,722	84,207,382
Eli Lilly & Co.	2,015,054	110,142,852
Merck & Co., Inc.	3,273,200	139,863,836
Novartis AG (Switzerland)	1,136,066	76,950,994
Novartis AG–ADR (Switzerland)	119,384	8,094,235
Pfizer Inc.	5,305,147	145,201,874
		564,461,173

Property & Casualty Insurance–0.86%
Chubb Corp. (The)	749,658	62,993,762

Regional Banks–3.92%
BB&T Corp.	2,495,332	75,758,280
Fifth Third Bancorp	4,119,511	65,253,054
PNC Financial Services Group, Inc.	2,357,506	147,084,799
		288,096,133

Security & Alarm Services–2.57%
ADT Corp. (The)	1,443,565	69,132,328
Tyco International Ltd.	3,743,707	119,836,061
		188,968,389

Semiconductor Equipment–1.84%
Applied Materials, Inc.	9,854,286	135,003,718

Semiconductors–0.60%
Intel Corp.	1,421,553	29,639,380
Texas Instruments Inc.	428,741	14,735,828
		44,375,208

	Shares	Value
Soft Drinks–2.57%
Coca-Cola Co. (The)	1,917,279	$74,237,043
PepsiCo, Inc.	1,515,858	114,856,561
		189,093,604

Specialized Finance–0.74%
CME Group Inc.	904,381	54,100,071

Systems Software–3.25%
Microsoft Corp.	5,608,756	155,923,417
Symantec Corp.(b)	3,544,454	83,082,002
		239,005,419

Wireless Telecommunication Services–1.74%
Vodafone Group PLC–ADR (United Kingdom)	5,077,940	127,659,412
Total Common Stocks & Other Equity Interests (Cost $5,610,807,406)		6,967,803,976

Money Market Funds–5.42%
Liquid Assets Portfolio–Institutional Class(d)	199,110,128	199,110,128
Premier Portfolio–Institutional Class(d)	199,110,129	199,110,129
Total Money Market Funds (Cost $398,220,257)		398,220,257
TOTAL INVESTMENTS–100.24% (Cost $6,009,027,663)		7,366,024,233
OTHER ASSETS LESS LIABILITIES–(0.24)%		(17,424,468)
NET ASSETS–100.00%		7,348,599,765

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	A portion of this security is subject to call options written. See Note 1K and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets as of February 28, 2013

Financials	25.7%
Health Care	14.2
Consumer Staples	12.2
Energy	10.1
Information Technology	10.1
Consumer Discretionary	8.8
Industrials	7.7
Telecommunication Services	2.6
Utilities	1.9
Materials	1.5
Money Market Funds Plus Other Assets Less Liabilities	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $5,610,807,406)	$6,967,803,976
Investments in affiliated money market funds, at value and cost	398,220,257
Total investments, at value (Cost $6,009,027,663)	7,366,024,233
Receivable for:
Investments sold	21,831,585
Fund shares sold	9,457,761
Dividends	18,861,650
Foreign currency contracts outstanding	7,168,138
Investment for trustee deferred compensation and retirement plans	73,136
Other assets	62,629
Total assets	7,423,479,132

Liabilities:
Payable for:
Investments purchased	60,353,776
Fund shares reacquired	8,517,379
Options written, at value (premiums received $339,140)	170,610
Accrued fees to affiliates	4,634,296
Accrued other operating expenses	747,316
Accrued trustees’ and officers’ fees and benefits	17,680
Trustee deferred compensation and retirement plans	438,310
Total liabilities	74,879,367
Net assets applicable to shares outstanding	$7,348,599,765

Net assets consist of:
Shares of beneficial interest	$6,006,152,106
Undistributed net investment income	27,218,694
Undistributed net realized gain (loss)	(49,086,808)
Unrealized appreciation	1,364,315,773
$7,348,599,765

Net Assets:
Class A	$4,447,412,674
Class B	$113,480,874
Class C	$266,974,829
Class R	$157,574,136
Class Y	$1,645,092,386
Class R5	$612,447,551
Class R6	$105,617,315

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	196,029,298
Class B	5,036,810
Class C	11,882,065
Class R	6,943,505
Class Y	72,451,309
Class R5	26,948,327
Class R6	4,645,380
Class A:
Net asset value per share	$22.69
Maximum offering price per share
(Net asset value of $22.69 ÷ 94.50%)	$24.01
Class B:
Net asset value and offering price per share	$22.53
Class C:
Net asset value and offering price per share	$22.47
Class R:
Net asset value and offering price per share	$22.69
Class Y:
Net asset value and offering price per share	$22.71
Class R5:
Net asset value and offering price per share	$22.73
Class R6:
Net asset value and offering price per share	$22.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $682,339)	$83,684,061
Dividends from affiliated money market funds	345,722
Total investment income	84,029,783

Expenses:
Advisory fees	12,480,548
Administrative services fees	343,094
Custodian fees	163,679
Distribution fees:
Class A	5,325,233
Class B	148,196
Class C	1,278,000
Class R	374,901
Transfer agent fees — A, B, C, R and Y	6,395,845
Transfer agent fees — R5	313,990
Transfer agent fees — R6	810
Trustees’ and officers’ fees and benefits	103,858
Other	794,349
Total expenses	27,722,503
Less: Fees waived and expense offset arrangement(s)	(406,008)
Net expenses	27,316,495
Net investment income	56,713,288

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $440,448)	207,319,868
Foreign currencies	5,061
Foreign currency contracts	(6,628,892)
200,696,037
Change in net unrealized appreciation (depreciation) of:
Investment securities	523,869,481
Foreign currencies	(17,465)
Foreign currency contracts	10,789,284
Option contracts written	168,530
534,809,830
Net realized and unrealized gain	735,505,867
Net increase in net assets resulting from operations	$792,219,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	Six months ended February 28, 2013	Year ended August 31, 2012
Operations:
Net investment income	$56,713,288	$118,111,860
Net realized gain	200,696,037	118,506,049
Change in net unrealized appreciation	534,809,830	759,000,887
Net increase in net assets resulting from operations	792,219,155	995,618,796

Distributions to shareholders from net investment income:
Class A	(41,069,965)	(59,605,705)
Class B	(1,156,607)	(2,152,331)
Class C	(1,544,229)	(1,777,886)
Class R	(1,258,546)	(1,802,136)
Class Y	(16,666,357)	(25,675,865)
Class R5	(7,056,236)	(8,285,467)
Class R6	(568,414)	—
Total distributions from net investment income	(69,320,354)	(99,299,390)

Share transactions-net:
Class A	(259,920,676)	(444,348,164)
Class B	(23,453,187)	(67,147,189)
Class C	(14,020,924)	(36,595,581)
Class R	(5,535,317)	(19,883,547)
Class Y	(19,782,695)	(243,908,937)
Class R5	(146,683,210)	329,867,182
Class R6	99,761,706	—
Net increase (decrease) in net assets resulting from share transactions	(369,634,303)	(482,016,236)
Net increase in net assets	353,264,498	414,303,170

Net assets:
Beginning of period	6,995,335,267	6,581,032,097
End of period (includes undistributed net investment income of $27,218,694 and $39,825,760, respectively)	$7,348,599,765	$6,995,335,267

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

9                         Invesco Growth and Income Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

10                         Invesco Growth and Income Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

11                         Invesco Growth and Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees of $403,275.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $163,700 in front-end sales commissions from the sale of Class A shares and $453, $36,476 and $3,186 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2013, the Fund incurred $7,657 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to

12                         Invesco Growth and Income Fund

significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,289,073,239	$76,950,994	$—	$7,366,024,233
Foreign Currency Contracts*	—	7,168,138	—	7,168,138
Total Investments	$7,289,073,239	$84,119,132	$—	$7,373,192,371

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Foreign currency contracts(a)	$7,168,138	$—
Equity risk
Options written(a)	168,530	—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Foreign currency contracts outstanding and Options written, respectively.

Effect of Derivative Investments for the six months ended February 28, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Foreign Currency Contracts*	Options*
Realized Gain (Loss)
Currency risk	$(6,628,892)	$—
Change in Unrealized Appreciation
Currency risk	$10,789,284	$—
Equity risk	—	168,530
Total	$4,160,392	$168,530

*	The average notional value of foreign currency contracts and options outstanding during the period was $243,573,867 and $2,481,600, respectively.

13                         Invesco Growth and Income Fund

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
3/20/13	State Street	CAD	18,601,141	USD	18,513,259	$18,031,281	$481,978
3/20/13	Bank of New York Mellon	CAD	47,244,138	USD	47,040,687	45,796,777	1,243,910
3/20/13	State Street	CHF	18,609,864	USD	20,287,520	19,861,368	426,152
3/20/13	Bank of New York Mellon	CHF	33,719,675	USD	36,763,309	35,987,307	776,002
3/20/13	State Street	EUR	39,709,240	USD	53,578,883	51,853,252	1,725,631
3/20/13	State Street	GBP	66,467,479	USD	103,323,032	100,808,567	2,514,465
						$272,338,552	$7,168,138

Currency Abbreviations:

CAD	— Canadian Dollar
CHF	— Swiss Franc

EUR	— Euro
GBP	— British Pound Sterling

USD	— U.S. Dollar

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	6,204	339,140
End of period	6,204	$339,140

Open Options Written
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Calls
Avon Products	July-2013	$24.00	6,204	$339,140	$170,610	$168,530

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2013, the Fund engaged in securities purchases of $226,059 and securities sales of $1,208,338, which resulted in net realized gains of $440,448.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,733.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco Growth and Income Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$7,384,165	$—	$7,384,165
August 31, 2017	194,917,377	—	194,917,377
	$202,301,542	$—	$202,301,542

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Fundamental Value Fund and Invesco Large Cap Relative Value Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $1,238,378,583 and $1,381,129,831, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,403,466,861
Aggregate unrealized (depreciation) of investment securities	(52,182,980)
Net unrealized appreciation of investment securities	$1,351,283,881

Cost of investments for tax purposes is $6,014,740,352.

15                         Invesco Growth and Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	9,480,326	$203,110,829	39,465,171	$726,104,891
Class B	31,980	680,784	85,550	1,608,658
Class C	316,370	6,746,433	780,206	14,906,715
Class R	692,630	14,801,556	2,320,089	43,705,629
Class Y	7,443,199	159,299,083	23,801,882	455,243,761
Class R5	5,396,860	114,708,404	21,780,068	422,884,733
Class R6(b)	4,732,317	101,615,879	—	—

Issued as reinvestment of dividends:
Class A	1,839,840	38,559,912	2,974,507	56,098,194
Class B	52,258	1,087,687	107,992	2,014,736
Class C	66,221	1,374,484	85,105	1,588,011
Class R	60,033	1,258,454	95,400	1,800,651
Class Y	759,196	15,918,222	1,308,768	24,683,678
Class R5	335,750	7,056,053	432,771	8,285,259
Class R6	27,249	568,414	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	719,656	15,353,037	2,221,123	41,945,772
Class B	(724,740)	(15,353,037)	(2,219,631)	(41,945,772)

Reacquired:
Class A	(24,267,290)	(516,944,454)	(66,777,435)	(1,268,497,021)
Class B	(463,893)	(9,868,621)	(1,513,340)	(28,824,811)
Class C	(1,052,246)	(22,141,841)	(2,806,866)	(53,090,307)
Class R	(1,015,283)	(21,595,327)	(3,393,141)	(65,389,827)
Class Y	(9,139,271)	(195,000,000)	(37,428,967)	(723,836,376)
Class R5	(12,759,095)	(268,447,667)	(5,265,183)	(101,302,810)
Class R6	(114,186)	(2,422,587)	—	—
Net increase (decrease) in share activity	(17,582,119)	$(369,634,303)	(23,945,931)	$(482,016,236)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 25% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)`	Commencement date of September 24, 2012.

16                         Invesco Growth and Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/ or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/13	$20.48	$0.16	$2.25	$2.41	$(0.20)	$—	$(0.20)	$22.69	11.87	%(c)	$4,447,413	0.84	%(d)	0.85	%(d)	1.55	%(d)	19%
Year ended 08/31/12	18.01	0.32	2.42	2.74	(0.27)	—	(0.27)	20.48	15.33	(c)	4,266,135	0.83		0.84		1.66		25
Year ended 08/31/11	16.06	0.24	1.91	2.15	(0.20)	—	(0.20)	18.01	13.37	(c)	4,149,537	0.83		0.84		1.23		23
Nine months ended 08/31/10	17.19	0.18	(1.13)	(0.95)	(0.18)	—	(0.18)	16.06	(5.60	)(c)	4,122,779	0.74	(e)	0.74	(e)	1.36	(e)	23
Year ended 11/30/09	13.87	0.23	3.34	3.57	(0.25)	—	(0.25)	17.19	26.24	(f)	4,496,159	0.88		0.88		1.58		51
Year ended 11/30/08	22.72	0.33	(7.86)	(7.53)	(0.37)	(0.95)	(1.32)	13.87	(35.05	)(f)	4,416,052	0.79		0.79		1.78		42
Class B
Six months ended 02/28/13	20.34	0.16	2.23	2.39	(0.20)	—	(0.20)	22.53	11.84	(c)	113,481	0.84	(d)(g)	0.85	(d)(g)	1.55	(d)(g)	19
Year ended 08/31/12	17.88	0.31	2.41	2.72	(0.26)	—	(0.26)	20.34	15.37	(c)(g)	124,930	0.81	(g)	0.82	(g)	1.68	(g)	25
Year ended 08/31/11	15.93	0.23	1.90	2.13	(0.18)	—	(0.18)	17.88	13.36	(c)(g)	173,129	0.83	(g)	0.84	(g)	1.23	(g)	23
Nine months ended 08/31/10	17.05	0.16	(1.12)	(0.96)	(0.16)	—	(0.16)	15.93	(5.69	)(c)(g)	231,193	0.89	(e)(g)	0.89	(e)(g)	1.21	(e)(g)	23
Year ended 11/30/09	13.76	0.22	3.32	3.54	(0.25)	—	(0.25)	17.05	26.32	(h)(i)	320,577	0.89	(i)	0.89	(i)	1.59	(i)	51
Year ended 11/30/08	22.57	0.32	(7.81)	(7.49)	(0.37)	(0.95)	(1.32)	13.76	(35.09	)(h)(i)	365,277	0.84	(i)	0.84	(i)	1.72	(i)	42
Class C
Six months ended 02/28/13	20.29	0.08	2.23	2.31	(0.13)	—	(0.13)	22.47	11.42	(c)	266,975	1.59	(d)	1.60	(d)	0.80	(d)	19
Year ended 08/31/12	17.84	0.18	2.40	2.58	(0.13)	—	(0.13)	20.29	14.53	(c)(j)	254,679	1.55	(j)	1.56	(j)	0.94	(j)	25
Year ended 08/31/11	15.91	0.09	1.90	1.99	(0.06)	—	(0.06)	17.84	12.52	(c)(j)	258,606	1.57	(j)	1.58	(j)	0.49	(j)	23
Nine months ended 08/31/10	17.03	0.08	(1.12)	(1.04)	(0.08)	—	(0.08)	15.91	(6.13	)(c)	269,051	1.49	(e)	1.49	(e)	0.61	(e)	23
Year ended 11/30/09	13.74	0.12	3.32	3.44	(0.15)	—	(0.15)	17.03	25.36	(i)(k)	316,283	1.62	(i)	1.62	(i)	0.84	(i)	51
Year ended 11/30/08	22.53	0.20	(7.81)	(7.61)	(0.23)	(0.95)	(1.18)	13.74	(35.54	)(i)(k)	301,306	1.51	(i)	1.51	(i)	1.06	(i)	42
Class R
Six months ended 02/28/13	20.49	0.14	2.24	2.38	(0.18)	—	(0.18)	22.69	11.68	(c)	157,574	1.09	(d)	1.10	(d)	1.30	(d)	19
Year ended 08/31/12	18.02	0.27	2.42	2.69	(0.22)	—	(0.22)	20.49	15.03	(c)	147,659	1.08		1.09		1.41		25
Year ended 08/31/11	16.07	0.19	1.92	2.11	(0.16)	—	(0.16)	18.02	13.08	(c)	147,453	1.08		1.09		0.98		23
Nine months ended 08/31/10	17.19	0.14	(1.11)	(0.97)	(0.15)	—	(0.15)	16.07	(5.72	)(c)	122,188	0.99	(e)	0.99	(e)	1.11	(e)	23
Year ended 11/30/09	13.87	0.18	3.35	3.53	(0.21)	—	(0.21)	17.19	26.00	(l)	107,371	1.13		1.13		1.29		51
Year ended 11/30/08	22.73	0.29	(7.88)	(7.59)	(0.32)	(0.95)	(1.27)	13.87	(35.25	)(l)	78,522	1.04		1.04		1.53		42
Class Y
Six months ended 02/28/13	20.50	0.19	2.25	2.44	(0.23)	—	(0.23)	22.71	11.99	(c)	1,645,092	0.59	(d)	0.60	(d)	1.80	(d)	19
Year ended 08/31/12	18.03	0.36	2.42	2.78	(0.31)	—	(0.31)	20.50	15.60	(c)	1,504,586	0.58		0.59		1.91		25
Year ended 08/31/11	16.08	0.28	1.92	2.20	(0.25)	—	(0.25)	18.03	13.64	(c)	1,544,968	0.58		0.59		1.48		23
Nine months ended 08/31/10	17.21	0.21	(1.13)	(0.92)	(0.21)	—	(0.21)	16.08	(5.41	)(c)	1,206,652	0.49	(e)	0.49	(e)	1.61	(e)	23
Year ended 11/30/09	13.88	0.26	3.35	3.61	(0.28)	—	(0.28)	17.21	26.60	(m)	1,095,692	0.63		0.63		1.81		51
Year ended 11/30/08	22.74	0.38	(7.87)	(7.49)	(0.42)	(0.95)	(1.37)	13.88	(34.90	)(m)	844,058	0.54		0.54		2.04		42
Class R5
Six months ended 02/28/13	20.53	0.20	2.24	2.44	(0.24)	—	(0.24)	22.73	12.01	(c)	612,448	0.49	(d)	0.50	(d)	1.90	(d)	19
Year ended 08/31/12	18.05	0.39	2.43	2.82	(0.34)	—	(0.34)	20.53	15.80	(c)	697,346	0.46		0.47		2.03		25
Year ended 08/31/11	16.08	0.32	1.92	2.24	(0.27)	—	(0.27)	18.05	13.87	(c)	307,338	0.39		0.40		1.67		23
Nine months ended 08/31/10(n)	16.48	0.05	(0.39)	(0.34)	(0.06)	—	(0.06)	16.08	(2.05	)(c)	41,861	0.45	(e)	0.45	(e)	1.31	(e)	23
Class R6
Six months ended 02/28/13(n)	21.23	0.19	1.48	1.67	(0.16)	—	(0.16)	22.74	7.93	(c)	105,617	0.37	(d)(e)	0.38	(d)(e)	2.02	(d)(e)	19

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2011, the portfolio calculation excludes the value of securities purchased of $138,016,999 and sold of $13,000,923 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Fundamental Value Fund and Invesco Large Cap Relative Value Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,298,931, $119,539, $257,718, $151,203, $1,552,523, $632,983 and $81,112 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.23%, 0.25% and 0.40% for the six months ended February 28, 2013 and years ended August 31, 2012 and 2011 and the nine months ended August 31, 2010, respectively.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% and 0.99% for the years ended August 31, 2012 and 2011, respectively.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(n)	Commencement date of June 01, 2010 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

17                         Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[3]
A	$1,000.00	$1,118.70	$4.41	$1,020.63	$4.21	0.84%
B	1,000.00	1,118.40	4.41	1,020.63	4.21	0.84
C	1,000.00	1,114.20	8.33	1,016.91	7.95	1.59
R	1,000.00	1,116.80	5.72	1,019.39	5.46	1.09
Y	1,000.00	1,119.90	3.10	1,021.87	2.96	0.59
R5	1,000.00	1,120.10	2.58	1,022.36	2.46	0.49
R6	1,000.00	1,079.30	1.67	1,022.96	1.86	0.37

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012, through February 28, 2013 (as of close of business September 24, 2012, through February 28, 2013 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares, actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 158 (as of close of business September 24, 2012, through February 28, 2013)/366. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

18                         Invesco Growth and Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 VK-GRI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco Pennsylvania Tax Free Income Fund

Nasdaq:

A: VKMPX ¡ B: VKPAX ¡ C: VKPCX ¡ Y: VKPYX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.40%
Class B Shares	2.34
Class C Shares	1.96
Class Y Shares	2.47
Barclays Municipal Bond Index‚ (Broad Market Index)	2.01
Barclays Pennsylvania Municipal Index■ (Style-Specific Index)	1.88
Source(s): ‚Lipper Inc.; ■Barclays via FactSet Research Systems Inc.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The Barclays Pennsylvania Municipal Index is an unmanaged index considered representative of Pennsylvania investment-grade municipal bonds.

    The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Pennsylvania Tax Free Income Fund

Average Annual Total Returns
As of 2/28/13, including maximum applicable sales charges
	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
Class A Shares
Inception (5/1/87)	6.01%	6.00%	5.94%
10 Years	3.85	3.83	3.89
5 Years	5.86	5.85	5.54
1 Year	2.54	2.54	3.15

Class B Shares
Inception (5/3/93)	4.48%	4.47%	4.47%
10 Years	3.78	3.76	3.75
5 Years	6.31	6.30	5.87
1 Year	2.03	2.03	2.94

Class C Shares
Inception (8/13/93)	3.90%	3.89%	3.90%
10 Years	3.53	3.51	3.50
5 Years	5.98	5.98	5.50
1 Year	5.24	5.24	4.41

Class Y Shares
10 Years	4.38%	4.36%	4.35%
5 Years	6.94	6.93	6.46
1 Year	7.37	7.37	6.07

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges
	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
Class A Shares
Inception (5/1/87)	6.01%	6.00%	5.96%
10 Years	3.84	3.82	3.86
5 Years	4.48	4.47	4.44
1 Year	4.92	4.92	4.61

Class B Shares
Inception (5/3/93)	4.47%	4.46%	4.46%
10 Years	3.77	3.75	3.75
5 Years	4.88	4.87	4.77
1 Year	4.76	4.76	4.58

Class C Shares
Inception (8/13/93)	3.90%	3.88%	3.89%
10 Years	3.53	3.51	3.51
5 Years	4.60	4.59	4.46
1 Year	7.82	7.82	6.29

Class Y Shares
10 Years	4.37%	4.35%	4.34%
5 Years	5.54	5.53	5.39
1 Year	9.91	9.91	8.02

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen Pennsylvania Tax Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen Pennsylvania Tax Free Income Fund. Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco Van Kampen Pennsylvania Tax Free Income Fund (renamed Invesco Pennsylvania Tax Free Income Fund). Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.03%, 1.03%, 1.78% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on

Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3                Invesco Pennsylvania Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Pennsylvania Tax Free Income Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.60%
Pennsylvania–91.19%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$1,087,100
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS-AMBAC)(a)	5.50%	03/01/20	1,750	2,102,030
Series 2011 A, University RB	5.50%	03/01/31	550	649,600
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,098,300
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,582,064
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,407,462
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB(b)	6.63%	09/01/24	885	877,699
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	994,435
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,259,321
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP-GNMA)(b)	5.00%	05/01/35	1,035	1,072,860
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGC)(a)	5.00%	12/01/33	500	558,695
Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	11/01/28	1,500	1,591,455
Allentown (City of) Commercial & Industrial Development Authority (Diocese of Allentown); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.)(c)(d)	0.10%	12/01/29	1,400	1,400,000
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 A, Ref. RB	2.15%	03/01/17	700	699,195
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR(e)(f)	2.70%	04/02/18	230	234,395
Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS-AGM)(a)	5.55%	11/15/31	1,390	1,603,643
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(b)	6.13%	11/01/34	460	467,319
Berks (County of) Municipal Authority (Albright College); Series 2004, RB	5.50%	10/01/18	1,895	1,917,039
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	1,000	1,109,760
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM)(a)	5.25%	01/15/26	1,000	1,148,550
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,519,050
Series 2005 A, Retirement Community RB	5.90%	01/01/27	1,000	1,002,440
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	2,031,440
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	1,100	1,250,359
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2009, RB(e)(g)	6.13%	11/15/14	1,000	1,099,040
Series 2011, RB	6.25%	11/15/41	500	625,290
Series 2012 B, RB	5.00%	11/15/44	750	817,087
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	527,845
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	948,132
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	250	263,475
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/42	1,000	1,032,370
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	948,726
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	838,890
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	1,034,510
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,099,600
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,513,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	$1,055	$1,056,677
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian)(a)	5.75%	07/01/23	220	220,363
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	175	178,036
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL)(a)(b)	5.00%	11/01/38	1,500	1,572,165
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/25	540	622,226
Series 2012, Ref. RB	5.00%	01/01/27	535	609,188
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,115,960
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	3,535	4,097,100
Series 2002, RB	5.75%	07/01/32	1,000	1,222,600
Erie (City of) Higher Education Building Authority (Mercyhurst College);
Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,019,010
Series 2008, College RB	5.50%	03/15/38	500	538,645
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,101,710
Geisinger Authority (Geisinger Health System Foundation);
Series 2011 A1, Health System RB	5.13%	06/01/41	500	561,050
Series 2011 C, VRD Health System RB(c)	0.06%	06/01/41	2,200	2,200,000
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	375,876
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	1,000	1,114,380
Lancaster (County of) Hospital Authority (Masonic Homes); Series 2008 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(c)(d)	0.10%	07/01/34	1,275	1,275,000
Lehigh (County of) (Lehigh Valley Health Network); Series 2012, General Purpose Hospital RB	4.00%	07/01/43	1,000	1,011,240
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	825	814,597
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB(h)	6.00%	11/01/23	1,760	866,712
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.); Series 1998, Health Facility RB	6.30%	06/01/28	1,085	1,062,519
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	839,670
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,382,075
Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, RB(e)(g)	6.00%	01/01/14	1,000	1,048,530
Series 2007, RB	5.13%	01/01/37	1,500	1,560,810
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	1,000	1,138,470
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,170,710
Series 2012, Ref. RB	5.00%	11/15/28	900	1,005,120
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,766,550
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	534,945
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	1,121,076
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,152,040
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,097,360
Series 2010 C, Hospital RB(e)(f)	4.50%	08/15/16	1,000	1,093,090
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	535	559,760
Pennsylvania (State of) Commonwealth Financing Authority; Series 2013 B, RB	5.00%	06/01/42	1,200	1,355,928
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	563,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, RB	7.00%	07/15/39	$1,830	$2,193,328
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,155,770
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(e)(f)	2.55%	12/03/18	1,500	1,509,600
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB(b)	5.10%	10/01/27	1,300	1,368,575
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/42	535	562,622
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	500	567,125
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	700	767,739
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	1,000	1,095,670
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University);
Series 2010 A, RB	5.00%	11/01/34	500	556,655
Series 2010 A, RB	5.00%	11/01/40	500	552,375
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	1,170	1,326,569
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB(i)	5.00%	07/15/38	4,700	5,104,764
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2012 A, RB	5.00%	08/15/42	555	621,334
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	1,000	1,052,040
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,149,150
Series 2009 C, Sub. Conv. CAB RB (INS-AGM)(a)(k)	6.25%	06/01/33	2,000	2,108,240
Series 2009 E, Sub. Conv. CAB RB(k)	6.38%	12/01/38	1,435	1,431,255
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	555,410
Series 2010 A-2, Motor License Fund Special Conv. CAB RB(k)	5.50%	12/01/34	1,000	983,330
Series 2010 B 2, Conv. CAB RB(k)	5.00%	12/01/30	625	600,038
Series 2010 B 2, Conv. CAB RB(k)	5.13%	12/01/35	500	473,415
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/41	570	633,327
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,639,770
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	1,107,320
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,245,325
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	795,641
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	828,247
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB	5.25%	09/01/31	1,250	1,236,875
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB(b)	7.75%	12/01/17	2,505	2,509,158
Philadelphia (City of) Municipal Authority (Municipal Services Building Lease); Series 1990, CAB RB (INS-AGM)(a)(j)	0.00%	03/15/13	4,400	4,399,208
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,500	1,613,895
Series 2005 A, Airport RB (INS-NATL)(a)(b)	5.00%	06/15/25	1,000	1,080,920
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC)(a)	5.50%	08/01/24	1,000	1,156,210
Series 2010 C, Water & Wastewater RB (INS-AGM)(a)	5.00%	08/01/35	1,250	1,413,050
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	590,590
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC)(a)	5.13%	09/01/23	1,500	1,772,430
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM)(a)	5.00%	02/01/31	1,000	1,128,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Radnor Township School District; Series 2005 B, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	02/15/35	$1,000	$1,088,640
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC)(a)	5.00%	11/15/33	1,000	1,098,000
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(b)	5.00%	01/01/27	750	811,118
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,235,740
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	565,740
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB(e)(f)	5.45%	07/01/17	1,430	1,469,883
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group);
Series 2005 A, Retirement Community RB	5.75%	01/01/26	2,500	2,578,625
Series 2005 A, Retirement Community RB	5.88%	01/01/32	900	923,067
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	943,882
				140,037,522

Puerto Rico–6.64%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,082,690
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,515,540
Series 2010 XX, RB	5.75%	07/01/36	1,000	1,043,360
Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.13%	04/01/32	500	503,410
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC)(a)	5.50%	07/01/27	600	628,212
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB(k)	6.25%	08/01/33	1,065	869,860
First Subseries 2010 A, CAB RB(j)	0.00%	08/01/34	3,500	1,046,535
First Subseries 2010 A, CAB RB(j)	0.00%	08/01/35	5,000	1,398,150
First Subseries 2010 A, RB	5.38%	08/01/39	470	498,092
Series 2011 C, RB	5.00%	08/01/40	1,500	1,613,565
				10,199,414

Guam–2.84%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,400,725
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	410	456,178
Series 2012 A, Ref. RB	5.00%	10/01/34	520	577,122
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	1,059,350
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	873,988
				4,367,363

Virgin Islands–0.93%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note—Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	879,165
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	549,430
				1,428,595
TOTAL INVESTMENTS(l)–101.60% (Cost $144,508,803)				156,032,894
FLOATING RATE NOTE OBLIGATIONS–(2.04)%
Note with an interest rate of 0.12% at 02/28/13 and contractual maturity of collateral of 07/15/38 (See Note 1K)(m)				(3,135,000)
OTHER ASSETS LESS LIABILITIES–0.44%				673,815
NET ASSETS–100.00%				$153,571,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pennsylvania Tax Free Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at February 28, 2013 represented 0.56% of the Fund’s Net Assets.
(i)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1K.
(j)	Zero coupon bond issued at a discount.
(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	8.3%

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at February 28, 2013. At February 28, 2013, the Fund’s investments with a value of $5,104,764 are held by Dealer Trusts and serve as collateral for the $3,135,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of February 28, 2013

Revenue Bonds	89.4%
General Obligation Bonds	6.1
Pre-refunded Bonds	1.4
Other	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pennsylvania Tax Free Income Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $144,508,803)	$156,032,894
Receivable for:
Investments sold	25,000
Fund shares sold	375,050
Interest	1,626,328
Investment for trustee deferred compensation and retirement plans	13,430
Other assets	392
Total assets	158,073,094

Liabilities:
Floating rate note obligations	3,135,000
Payable for:
Investments purchased	262,617
Fund shares reacquired	491,381
Amount due custodian	295,451
Dividends	199,513
Accrued fees to affiliates	50,181
Accrued other operating expenses	42,470
Accrued trustees’ and officers’ fees and benefits	3,341
Trustee deferred compensation and retirement plans	21,431
Total liabilities	4,501,385
Net assets applicable to shares outstanding	$153,571,709

Net assets consist of:
Shares of beneficial interest	$148,702,847
Undistributed net investment income	229,699
Undistributed net realized gain (loss)	(6,884,928)
Unrealized appreciation	11,524,091
$153,571,709

Net Assets:
Class A	$136,796,312
Class B	$2,130,810
Class C	$12,233,240
Class Y	$2,411,347

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,991,286
Class B	124,213
Class C	713,531
Class Y	140,753
Class A:
Net asset value per share	$17.12
Maximum offering price per share
(Net asset value of $17.12 ÷ 95.75%)	$17.88
Class B:
Net asset value and offering price per share	$17.15
Class C:
Net asset value and offering price per share	$17.14
Class Y:
Net asset value and offering price per share	$17.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Pennsylvania Tax Free Income Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Interest	$3,642,112

Expenses:
Advisory fees	455,352
Administrative services fees	24,795
Custodian fees	2,447
Distribution fees:
Class A	169,636
Class B	2,935
Class C	58,070
Interest, facilities and maintenance fees	14,258
Transfer agent fees	31,440
Trustees’ and officers’ fees and benefits	13,542
Other	44,143
Total expenses	816,618
Net investment income	2,825,494

Realized and unrealized gain from:
Net realized gain from investment securities	224,249
Change in net unrealized appreciation of investment securities	473,033
Net realized and unrealized gain	697,282
Net increase in net assets resulting from operations	$3,522,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Pennsylvania Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income	$2,825,494	$6,008,281
Net realized gain	224,249	165,985
Change in net unrealized appreciation	473,033	10,524,187
Net increase in net assets resulting from operations	3,522,776	16,698,453

Distributions to shareholders from net investment income:
Class A	(2,692,318)	(5,457,376)
Class B	(46,478)	(112,050)
Class C	(185,955)	(345,706)
Class Y	(39,731)	(22,316)
Total distributions from net investment income	(2,964,482)	(5,937,448)

Share transactions–net:
Class A	(860,394)	(2,966,173)
Class B	(308,927)	(836,452)
Class C	1,178,949	593,058
Class Y	1,109,251	1,088,270
Net increase (decrease) in net assets resulting from share transactions	1,118,879	(2,121,297)
Net increase in net assets	1,677,173	8,639,708

Net assets:
Beginning of period	151,894,536	143,254,828
End of period (includes undistributed net investment income of $229,699 and $368,687, respectively)	$153,571,709	$151,894,536

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

12                         Invesco Pennsylvania Tax Free Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

13                         Invesco Pennsylvania Tax Free Income Fund

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.60%
Over $500 million	0.50%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

14                         Invesco Pennsylvania Tax Free Income Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $9,383 in front-end sales commissions from the sale of Class A shares and $0, $258 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended February 28, 2013 were $3,135,000 and 0.92%, respectively.

15                         Invesco Pennsylvania Tax Free Income Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$17,429	$—	$17,429
August 31, 2017	5,935,990	—	5,935,990
August 31, 2018	1,085,533	—	1,085,533
	$7,038,952	$—	$7,038,952

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $12,968,720 and $14,333,967, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,826,537
Aggregate unrealized (depreciation) of investment securities	(1,162,188)
Net unrealized appreciation of investment securities	$11,664,349

Cost of investments for tax purposes is $144,368,545.

16                         Invesco Pennsylvania Tax Free Income Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	280,687	$4,807,337	367,448	$6,090,660
Class B	1,982	33,938	4,343	70,764
Class C	79,858	1,376,777	56,273	928,944
Class Y	71,617	1,227,215	64,277	1,080,787

Issued as reinvestment of dividends:
Class A	93,784	1,607,706	199,465	3,302,287
Class B	1,296	22,270	3,625	60,091
Class C	7,158	122,889	13,417	222,487
Class Y	1,126	19,322	733	12,371

Automatic conversion of Class B shares to Class A shares:
Class A	18,191	311,732	31,384	516,897
Class B	(18,155)	(311,732)	(32,316)	(516,897)

Reacquired:
Class A	(442,790)	(7,587,169)	(779,352)	(12,876,017)
Class B	(3,113)	(53,403)	(26,501)	(450,410)
Class C	(18,671)	(320,717)	(33,582)	(558,373)
Class Y	(8,021)	(137,286)	(289)	(4,888)
Net increase (decrease) in share activity	64,949	$1,118,879	(131,075)	$(2,121,297)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Pennsylvania Tax Free Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distributions	Net asset value, end of period	Total Return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental ratio: Ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/13	$17.05	$0.32	$0.08	$0.40	$(0.33)	$—	$(0.33)	$17.12	2.40	%(d)	$136,796	1.02	%(e)	1.00	%(e)	3.78	%(e)	9%
Year ended 08/31/12	15.85	0.68	1.19	1.87	(0.67)	—	(0.67)	17.05	12.04	(d)	137,146	1.03		1.01		4.13		11
Year ended 08/31/11	16.29	0.70	(0.47)	0.23	(0.67)	—	(0.67)	15.85	1.58	(d)	130,344	1.02		1.00		4.47		13
Period ended 08/31/10	15.93	0.66	0.38	1.04	(0.68)	—	(0.68)	16.29	6.74	(d)	141,406	1.14	(f)	1.10	(f)	4.54	(f)	15
Year ended 09/30/09	14.76	0.73	1.18	1.91	(0.74)	—	(0.74)	15.93	13.60	(g)	141,191	1.21		1.13		5.05		17
Year ended 09/30/08	16.84	0.72	(2.03)	(1.31)	(0.73)	(0.04)	(0.77)	14.76	(8.02	)(g)	137,435	1.32		1.06		4.43		25
Class B
Six months ended 02/28/13	17.09	0.32	0.08	0.40	(0.34)	—	(0.34)	17.15	2.34	(d)(h)	2,131	1.02	(e)(h)	1.00	(e)(h)	3.78	(e)(h)	9
Year ended 08/31/12	15.86	0.71	1.19	1.90	(0.67)	—	(0.67)	17.09	12.22	(d)	2,430	0.86		0.84		4.30		11
Year ended 08/31/11	16.23	0.70	(0.45)	0.25	(0.62)	—	(0.62)	15.86	1.68	(d)(h)	3,062	1.02	(h)	1.00	(h)	4.47	(h)	13
Period ended 08/31/10	15.89	0.59	0.38	0.97	(0.63)	—	(0.63)	16.23	6.27	(d)(h)	4,682	1.64	(f)(h)	1.60	(f)(h)	4.05	(f)(h)	15
Year ended 09/30/09	14.72	0.68	1.18	1.86	(0.69)	—	(0.69)	15.89	13.21	(i)(j)	5,364	1.57	(j)	1.49	(j)	4.70	(j)	17
Year ended 09/30/08	16.78	0.63	(2.01)	(1.38)	(0.64)	(0.04)	(0.68)	14.72	(8.46	)(i)(j)	6,161	1.81	(j)	1.55	(j)	3.94	(j)	25
Class C
Six months ended 02/28/13	17.08	0.26	0.07	0.33	(0.27)	—	(0.27)	17.14	1.96	(d)	12,233	1.77	(e)	1.75	(e)	3.03	(e)	9
Year ended 08/31/12	15.88	0.56	1.19	1.75	(0.55)	—	(0.55)	17.08	11.19	(d)	11,020	1.78		1.76		3.38		11
Year ended 08/31/11	16.31	0.58	(0.45)	0.13	(0.56)	—	(0.56)	15.88	0.89	(d)	9,670	1.77		1.75		3.72		13
Period ended 08/31/10	15.95	0.55	0.38	0.93	(0.57)	—	(0.57)	16.31	6.01	(d)	11,083	1.89	(f)	1.85	(f)	3.79	(f)	15
Year ended 09/30/09	14.78	0.62	1.18	1.80	(0.63)	—	(0.63)	15.95	12.74	(k)	6,776	1.96		1.89		4.28		17
Year ended 09/30/08	16.86	0.59	(2.02)	(1.43)	(0.61)	(0.04)	(0.65)	14.78	(8.71	)(k)	4,546	2.07		1.81		3.68		25
Class Y
Six months ended 02/28/13	17.06	0.34	0.09	0.43	(0.36)	—	(0.36)	17.13	2.53	(d)	2,411	0.77	(e)	0.75	(e)	4.03	(e)	9
Year ended 08/31/12	15.86	0.73	1.18	1.91	(0.71)	—	(0.71)	17.06	12.31	(d)	1,298	0.78		0.76		4.38		11
Year ended 08/31/11	16.30	0.74	(0.47)	0.27	(0.71)	—	(0.71)	15.86	1.84	(d)	179	0.77		0.75		4.72		13
Period ended 08/31/10(l)	15.94	0.19	0.36	0.55	(0.19)	—	(0.19)	16.30	3.49	(d)	167	0.85	(f)	0.81	(f)	4.75	(f)	15

(a)	Calculated using average shares outstanding.
(b)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $137,053, $2,368, $11,710 and $1,911 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25% and 0.74% for the six months ended February 28, 2013, the year ended August 31, 2011 and the period ended August 31, 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Commencement date of June 1, 2010.

18                         Invesco Pennsylvania Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,024.00	$5.12	$1,019.74	$5.11	1.02%
B	1,000.00	1,023.40	5.12	1,019.74	5.11	1.02
C	1,000.00	1,019.60	8.86	1,016.02	8.85	1.77
Y	1,000.00	1,024.70	3.87	1,020.98	3.86	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012 through February 28, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Pennsylvania Tax Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 VK-PTFI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders ¡ February 28, 2013

Invesco Small Cap Discovery Fund

Nasdaq:

A: VASCX ¡ B: VBSCX ¡ C: VCSCX ¡ Y: VISCX ¡ R5: VESCX ¡ R6: VFSCX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.21%
Class B Shares	10.19
Class C Shares	9.84
Class Y Shares	10.39
Class R5 Shares*	6.44
Class R6 Shares**	10.46
S&P 500 Index‚ (Broad Market Index)	8.95
Russell 2000 Growth Index■ (Style-Specific Index)	11.44
Lipper Small-Cap Growth Funds Index¿ (Peer Group Index)	10.30

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Russell via FactSet Research Systems Inc.; ¿ Lipper Inc.

*	Share class incepted on September 24, 2012. Return shown is from 9/24/12 to 2/28/13.
**	Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Small Cap Discovery Fund

Average Annual Total Returns

As of 2/28/13, including maximum

applicable sales charges

Class A Shares
Inception (11/27/00)	2.39%
10 Years	11.13
5 Years	4.05
1 Year	4.53

Class B Shares
Inception (11/27/00)	2.38%
10 Years	11.24
5 Years	4.71
1 Year	5.70

Class C Shares
Inception (11/27/00)	2.11%
10 Years	10.93
5 Years	4.47
1 Year	8.86

Class Y Shares
Inception (2/2/06)	5.30%
5 Years	5.51
1 Year	10.99

Class R5 Shares
Inception (9/24/12)*	6.44%

Class R6 Shares
10 Years	11.79%
5 Years	5.28
1 Year	10.87

*	Cumulative total return that has not yet been annualized.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Growth Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Small Cap Growth Fund (renamed Invesco Small Cap Discovery Fund). Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns

As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/27/00)	1.91%
10 Years	10.05
5 Years	–0.04
1 Year	10.35

Class B Shares
Inception (11/27/00)	1.90%
10 Years	10.15
5 Years	0.56
1 Year	11.68

Class C Shares
Inception (11/27/00)	1.63%
10 Years	9.86
5 Years	0.36
1 Year	14.92

Class Y Shares
Inception (2/2/06)	4.47%
5 Years	1.35
1 Year	16.98

Class R5 Shares
Inception (9/24/12)*	–0.05%

Class R6 Shares
10 Years	10.69%
5 Years	1.11
1 Year	16.86

*	Cumulative total return that has not yet been annualized.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.43%, 1.43%, 2.18%,

1.18%, 0.90% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                Invesco Small Cap Discovery Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■

Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Small Cap Discovery Fund

Schedule of Investments(a)

February 28, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.63%
Aerospace & Defense–1.43%
Esterline Technologies Corp.(b)	85,834	$5,916,537
Hexcel Corp.(b)	199,883	5,446,812
		11,363,349

Air Freight & Logistics–1.13%
UTi Worldwide, Inc.	588,707	8,966,008

Airlines–0.28%
Spirit Airlines Inc.(b)	110,926	2,246,252

Alternative Carriers–0.65%
tw telecom inc.(b)	202,922	5,137,985

Apparel Retail–1.68%
DSW Inc.–Class A	100,904	6,830,192
Genesco Inc.(b)	111,407	6,537,363
		13,367,555

Apparel, Accessories & Luxury Goods–1.72%
Hanesbrands, Inc.(b)	216,423	8,579,008
Oxford Industries, Inc.	19,383	942,207
Under Armour, Inc.–Class A(b)	84,475	4,162,928
		13,684,143

Application Software–7.41%
ACI Worldwide, Inc.(b)	143,396	6,568,971
Aspen Technology, Inc.(b)	324,614	9,985,127
Bottomline Technologies, Inc.(b)	195,215	5,296,183
Cadence Design Systems, Inc.(b)	686,324	9,718,348
Guidewire Software Inc.(b)	164,757	6,021,868
Manhattan Associates, Inc.(b)	68,295	4,771,089
MicroStrategy Inc.–Class A(b)	71,571	7,291,653
QLIK Technologies Inc.(b)	110,438	2,871,388
SolarWinds, Inc.(b)	112,162	6,332,666
		58,857,293

Asset Management & Custody Banks–0.89%
Affiliated Managers Group, Inc.(b)	48,207	7,049,310

Auto Parts & Equipment–1.29%
TRW Automotive Holdings Corp.(b)	174,456	10,238,823

Automotive Retail–0.82%
Group 1 Automotive, Inc.	113,273	6,540,383

Biotechnology–6.03%
Amarin Corp. PLC–ADR (Ireland)(b)(c)	254,419	2,058,250
ARIAD Pharmaceuticals, Inc.(b)	156,890	3,299,397
BioMarin Pharmaceutical Inc.(b)	147,369	8,542,981
Cepheid, Inc.(b)	153,689	5,598,890
Cubist Pharmaceuticals, Inc.(b)	205,687	8,727,299
Medivation Inc.(b)	140,034	6,881,271

	Shares	Value
Biotechnology–(continued)
NPS Pharmaceuticals, Inc.(b)	593,453	$4,735,755
Onyx Pharmaceuticals, Inc.(b)	106,074	7,988,433
		47,832,276

Building Products–1.44%
Fortune Brands Home & Security, Inc.(b)	159,951	5,526,307
Trex Co., Inc.(b)	125,823	5,943,879
		11,470,186

Commodity Chemicals–1.37%
Koppers Holdings, Inc.	61,254	2,540,816
Methanex Corp. (Canada)	227,587	8,325,132
		10,865,948

Communications Equipment–1.98%
Ciena Corp.(b)	248,720	3,790,493
JDS Uniphase Corp.(b)	272,920	3,864,547
NETGEAR, Inc.(b)	152,513	5,193,068
Procera Networks, Inc.(b)	246,936	2,889,151
		15,737,259

Construction & Engineering–1.15%
MasTec Inc.(b)	229,593	6,908,453
Primoris Services Corp.	118,354	2,219,138
		9,127,591

Data Processing & Outsourced Services–2.25%
Cardtronics, Inc.(b)	260,327	6,862,220
Heartland Payment Systems, Inc.	135,500	4,214,050
Jack Henry & Associates, Inc.	154,486	6,754,128
		17,830,398

Electrical Components & Equipment–1.72%
Belden Inc.	141,854	7,143,767
Regal-Beloit Corp.	84,285	6,513,545
		13,657,312

Electronic Equipment & Instruments–0.88%
Cognex Corp.	169,036	6,962,593

Electronic Manufacturing Services–0.58%
IPG Photonics Corp.(c)	77,556	4,598,295

Environmental & Facilities Services–2.77%
Clean Harbors, Inc.(b)	131,414	6,767,821
Progressive Waste Solutions Ltd. (Canada)	330,999	6,884,779
Waste Connections, Inc.	243,777	8,339,611
		21,992,211

Fertilizers & Agricultural Chemicals–0.30%
Intrepid Potash, Inc.	120,517	2,375,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Discovery Fund

	Shares	Value
Footwear–0.83%
Steven Madden, Ltd.(b)	149,654	$6,598,245

Health Care Equipment–3.18%
DexCom Inc.(b)	381,450	5,695,048
Insulet Corp.(b)	277,789	6,269,698
Sirona Dental Systems, Inc.(b)	94,341	6,700,098
Thoratec Corp.(b)	186,847	6,578,883
		25,243,727

Health Care Facilities–1.51%
Acadia Healthcare Co., Inc.(b)	252,310	6,867,878
Health Management Associates Inc.–Class A(b)	464,686	5,106,899
		11,974,777

Health Care Services–2.15%
HMS Holdings Corp.(b)	104,929	3,041,892
MEDNAX, Inc.(b)	78,044	6,682,127
Team Health Holdings, Inc.(b)	220,476	7,383,741
		17,107,760

Health Care Supplies–1.12%
Align Technology, Inc.(b)	60,675	1,907,622
Endologix, Inc.(b)	462,529	6,965,687
		8,873,309

Health Care Technology–0.57%
MedAssets, Inc.(b)	245,421	4,532,926

Home Furnishings–1.10%
La-Z-Boy Inc.	476,797	8,734,921

Homebuilding–1.38%
M/I Homes, Inc.(b)	238,929	5,471,474
PulteGroup Inc.(b)	284,613	5,458,877
		10,930,351

Homefurnishing Retail–0.52%
Mattress Firm Holding Corp.(b)(c)	148,350	4,131,548

Housewares & Specialties–0.74%
Jarden Corp.(b)	94,809	5,888,587

Human Resource & Employment Services–0.71%
TrueBlue, Inc.(b)	291,967	5,661,240

Industrial Conglomerates–1.11%
Carlisle Cos. Inc.	129,674	8,800,974

Industrial Machinery–4.21%
Actuant Corp.–Class A	147,846	4,495,997
EnPro Industries, Inc.(b)	211,303	9,831,929
ExOne Co. (The)(b)(c)	166,632	4,530,724
IDEX Corp.	59,067	3,008,282
Thermon Group Holdings Inc.(b)	313,434	6,425,397
TriMas Corp.(b)	177,538	5,093,565
		33,385,894

	Shares	Value
Internet Software & Services–2.55%
ExactTarget Inc.(b)	162,165	$3,616,279
j2 Global, Inc.(c)	134,103	4,784,795
LogMeIn, Inc.(b)	151,453	2,704,951
NIC Inc.	188,510	3,340,397
Web.com Group Inc.(b)	340,410	5,814,203
		20,260,625

Investment Banking & Brokerage–0.74%
Stifel Financial Corp.(b)	170,319	5,882,818

IT Consulting & Other Services–1.18%
InterXion Holding N.V. (Netherlands)(b)	123,243	3,047,799
MAXIMUS, Inc.	86,468	6,293,141
		9,340,940

Life Sciences Tools & Services–0.87%
Bruker Corp.(b)	153,348	2,689,724
Techne Corp.	61,474	4,179,617
		6,869,341

Managed Health Care–0.85%
Centene Corp.(b)	149,112	6,713,022

Marine–0.83%
Kirby Corp.(b)	87,243	6,628,723

Metal & Glass Containers–0.75%
Greif Inc.–Class A	117,023	5,952,960

Movies & Entertainment–1.69%
Cinemark Holdings, Inc.	259,420	7,211,876
Lions Gate Entertainment Corp.(b)(c)	295,105	6,188,352
		13,400,228

Office Services & Supplies–1.71%
Interface, Inc.	234,897	4,300,964
Steelcase Inc.–Class A	653,749	9,250,548
		13,551,512

Oil & Gas Drilling–0.84%
Atwood Oceanics, Inc.(b)	130,826	6,691,750

Oil & Gas Equipment & Services–1.47%
Dresser-Rand Group, Inc.(b)	105,387	6,498,163
TETRA Technologies, Inc.(b)	563,380	5,199,997
		11,698,160

Oil & Gas Exploration & Production–3.83%
Berry Petroleum Co.–Class A	138,522	6,340,152
Gulfport Energy Corp.(b)	101,036	4,137,424
Kodiak Oil & Gas Corp.(b)	715,508	6,368,021
Oasis Petroleum Inc.(b)	252,484	9,266,163
Rosetta Resources, Inc.(b)	88,493	4,307,839
		30,419,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Discovery Fund

	Shares	Value
Packaged Foods & Meats–1.51%
Annie’s, Inc.(b)(c)	22,394	$939,652
B&G Foods Inc.	169,285	4,976,979
Hain Celestial Group, Inc. (The)(b)	89,294	4,888,847
WhiteWave Foods Co.–Class A(b)(c)	75,441	1,179,897
		11,985,375

Personal Products–0.69%
Elizabeth Arden, Inc.(b)	141,635	5,509,602

Regional Banks–2.70%
BBCN Bancorp, Inc.	315,483	3,905,680
East West Bancorp, Inc.	165,425	4,069,455
Signature Bank(b)	89,949	6,680,512
SVB Financial Group(b)	101,287	6,792,306
		21,447,953

Research & Consulting Services–0.34%
Acacia Research(b)	96,359	2,694,198

Restaurants–2.28%
Bravo Brio Restaurant Group Inc.(b)	277,902	4,190,762
Brinker International, Inc.	267,098	8,915,731
Papa John’s International, Inc.(b)	95,589	4,971,584
		18,078,077

Semiconductor Equipment–1.05%
Teradyne, Inc.(b)	496,273	8,317,535

Semiconductors–2.67%
Cavium Inc.(b)(c)	75,371	2,782,697
Cirrus Logic, Inc.(b)	101,335	2,436,093
Lattice Semiconductor Corp.(b)	557,320	2,608,258
Microsemi Corp.(b)	325,131	6,707,453
Semtech Corp.(b)	217,135	6,637,817
		21,172,318

Specialty Chemicals–2.63%
Cytec Industries Inc.	91,037	6,590,169
PolyOne Corp.	331,665	7,558,645
Rockwood Holdings Inc.	108,005	6,761,113
		20,909,927

	Shares	Value
Specialty Stores–1.55%
Tractor Supply Co.	67,017	$6,969,098
Vitamin Shoppe, Inc.(b)	100,846	5,299,457
		12,268,555

Systems Software–2.07%
CommVault Systems, Inc.(b)	68,745	5,083,693
Fortinet Inc.(b)	307,326	7,431,143
MICROS Systems, Inc.(b)(c)	91,324	3,908,667
		16,423,503

Tires & Rubber–0.49%
Cooper Tire & Rubber Co.	152,863	3,864,377

Trading Companies & Distributors–1.27%
MRC Global Inc.(b)	159,252	4,892,221
WESCO International, Inc.(b)	70,742	5,227,834
		10,120,055

Trucking–1.17%
Werner Enterprises, Inc.	401,864	9,250,909
Total Common Stocks & Other Equity Interests (Cost $572,844,398)		751,216,881

Money Market Funds–4.36%
Liquid Assets Portfolio–Institutional Class(d)	17,290,534	17,290,534
Premier Portfolio–Institutional Class(d)	17,290,534	17,290,534
Total Money Market Funds (Cost $34,581,068)		34,581,068
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.99% (Cost $607,425,466)		785,797,949

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.68%
Liquid Assets Portfolio–Institutional Class(d)(e) (Cost $21,279,405)	21,279,405	21,279,405
TOTAL INVESTMENTS–101.67% (Cost $628,704,871)		807,077,354
OTHER ASSETS LESS LIABILITIES–(1.67)%		(13,262,884)
NET ASSETS–100.00%		$793,814,470

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2013.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Discovery Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2013

Information Technology	21.7%
Industrials	21.3
Health Care	16.3
Consumer Discretionary	16.1
Energy	6.1
Financials	5.2
Materials	5.1
Consumer Staples	2.2
Telecommunication Services	0.6
Money Market Funds Plus Other Assets Less Liabilities	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Discovery Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $572,844,398)*	$751,216,881
Investments in affiliated money market funds, at value and cost	55,860,473
Total investments, at value (Cost $628,704,871)	807,077,354
Receivable for:
Investments sold	13,430,972
Fund shares sold	1,126,532
Dividends	228,118
Investment for trustee deferred compensation and retirement plans	21,750
Other assets	49,886
Total assets	821,934,612

Liabilities:
Payable for:
Investments purchased	4,362,935
Fund shares reacquired	1,406,398
Collateral upon return of securities loaned	21,279,405
Accrued fees to affiliates	803,096
Accrued other operating expenses	181,562
Accrued trustees’ and officers’ fees and benefits	5,408
Trustee deferred compensation and retirement plans	81,338
Total liabilities	28,120,142
Net assets applicable to shares outstanding	$793,814,470

Net assets consist of:
Shares of beneficial interest	$584,959,399
Undistributed net investment income (loss)	(7,587,888)
Undistributed net realized gain	38,070,476
Unrealized appreciation	178,372,483
$793,814,470

Net Assets:
Class A	$525,143,223
Class B	$12,657,914
Class C	$48,673,009
Class Y	$204,426,272
Class R5	$2,904,480
Class R6	$9,572

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	48,922,763
Class B	1,279,431
Class C	5,090,719
Class Y	18,614,356
Class R5	264,306
Class R6	871
Class A:
Net asset value per share	$10.73
Maximum offering price per share
(Net asset value of $10.73 ÷ 94.50%)	$11.35
Class B:
Net asset value and offering price per share	$9.89
Class C:
Net asset value and offering price per share	$9.56
Class Y:
Net asset value and offering price per share	$10.98
Class R5:
Net asset value and offering price per share	$10.99
Class R6:
Net asset value and offering price per share	$10.99

*	At February 28, 2013, securities with an aggregate value of $20,896,398 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Discovery Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $26,596)	$3,038,914
Dividends from affiliated money market funds (includes securities lending income of $18,649)	60,675
Total investment income	3,099,589

Expenses:
Advisory fees	3,280,292
Administrative services fees	108,561
Custodian fees	14,003
Distribution fees:
Class A	723,484
Class B	16,325
Class C	238,357
Transfer agent fees	1,118,041
Transfer agent fees — R5	206
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	22,540
Other	199,576
Total expenses	5,721,389
Less: Fees waived and expense offset arrangement(s)	(49,590)
Net expenses	5,671,799
Net investment income (loss)	(2,572,210)

Realized and unrealized gain from:
Net realized gain from investment securities	61,513,269
Change in net unrealized appreciation of investment securities	24,843,481
Net realized and unrealized gain	86,356,750
Net increase in net assets resulting from operations	$83,784,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Small Cap Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income (loss)	$(2,572,210)	$(7,991,062)
Net realized gain	61,513,269	69,161,444
Change in net unrealized appreciation	24,843,481	87,063,026
Net increase in net assets resulting from operations	83,784,540	148,233,408

Distributions to shareholders from net realized gains:
Class A	(58,971,398)	(81,968,055)
Class B	(1,402,434)	(1,718,916)
Class C	(5,257,156)	(5,413,962)
Class Y	(19,373,899)	(21,572,101)
Class R5	(981)	—
Class R6	(981)	—
Total distributions from net realized gains	(85,006,849)	(110,673,034)

Share transactions-net:
Class A	(80,661,171)	(242,910,836)
Class B	(960,022)	(3,476,255)
Class C	981,788	(3,443,087)
Class Y	(2,937,233)	(34,627,450)
Class R5	2,923,586	—
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(80,643,052)	(284,457,628)
Net increase (decrease) in net assets	(81,865,361)	(246,897,254)

Net assets:
Beginning of period	875,679,831	1,122,577,085
End of period (includes undistributed net investment income (loss) of $(7,587,888) and $(5,015,678), respectively)	$793,814,470	$875,679,831

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. On September 24, 2012, the Fund began offering Class R5 and Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices

11                         Invesco Small Cap Discovery Fund

furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

12                         Invesco Small Cap Discovery Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.80%
Next $500 million	0.75%
Over $1.0 billion	0.70%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

13                         Invesco Small Cap Discovery Fund

For the six months ended February 28, 2013, the Adviser waived advisory fees of $48,892.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $32,845 in front-end sales commissions from the sale of Class A shares and $2,045, $7,843 and $525 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months February 28, 2013, the Fund incurred $19,316 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $698.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14                         Invesco Small Cap Discovery Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2012.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $229,612,043 and $384,769,353, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$188,233,739
Aggregate unrealized (depreciation) of investment securities	(13,218,189)
Net unrealized appreciation of investment securities	$175,015,550

Cost of investments for tax purposes is $632,061,804.

15                         Invesco Small Cap Discovery Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	4,826,417	$51,727,508	16,280,879	$168,906,300
Class B	12,975	130,467	46,729	457,333
Class C	258,740	2,464,077	430,727	4,106,013
Class Y	2,609,194	28,671,431	3,911,388	41,480,313
Class R5(c)	264,306	2,923,586	—	—
Class R6(c)	871	10,000	—	—

Issued as reinvestment of dividends:
Class A	5,757,455	56,653,360	8,188,781	79,758,723
Class B	145,907	1,323,375	175,506	1,588,333
Class C	566,705	4,975,669	584,164	5,175,695
Class Y	1,902,498	19,139,132	2,008,021	19,899,485

Automatic conversion of Class B shares to Class A shares:
Class A	107,430	1,152,908	244,402	2,557,325
Class B	(116,150)	(1,152,908)	(258,474)	(2,557,325)

Reacquired:(b)
Class A	(17,711,264)	(190,194,947)	(46,520,534)	(494,133,184)
Class B	(126,650)	(1,260,956)	(309,907)	(2,964,596)
Class C	(671,282)	(6,457,958)	(1,344,251)	(12,724,795)
Class Y	(4,550,205)	(50,747,796)	(9,048,357)	(96,007,248)
Net increase (decrease) in share activity	(6,723,053)	$(80,643,052)	(25,610,926)	$(284,457,628)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $12,135 for the year ended August 31, 2012.
(c)	Commencement date of September 24, 2012.

16                         Invesco Small Cap Discovery Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period		Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/13	$10.85	$(0.03)	$1.04	$1.01	$(1.13)	$10.73		10.21	%(d)	$525,143	1.37	%(e)	1.38	%(e)	(0.63	)%(e)	29%
Year ended 08/31/12	10.56	(0.08)	1.47	1.39	(1.10)	10.85	(c)	14.33	(d)	607,073	1.38		1.43		(0.80)		78
Year ended 08/31/11	8.74	(0.11)	1.93	1.82	—	10.56	(c)	20.82	(d)	820,988	1.38		1.42		(1.01)		114
Five months ended 08/31/10	9.62	(0.04)	(0.84)	(0.88)	—	8.74	(c)	(9.15	)(d)	691,456	1.34	(f)	1.34	(f)	(1.04	)(f)	63
Year ended 03/31/10	6.93	(0.09)	2.78	2.69	—	9.62	(c)	38.82	(g)	748,998	1.39		1.39		(1.04)		234
Year ended 03/31/09	10.15	(0.09)	(3.13)	(3.22)	—	6.93	(c)	(31.72	)(g)	402,611	1.40		1.40		(1.00)		219
Year ended 03/31/08	10.70	(0.10)	0.29	0.19	(0.74)	10.15	(c)	0.79	(g)	317,560	1.38		1.38		(0.92)		194
Class B
Six months ended 02/28/13	10.09	(0.03)	0.96	0.93	(1.13)	9.89		10.19	(d)(h)	12,658	1.37	(e)(h)	1.38	(e)(h)	(0.63	)(e)(h)	29
Year ended 08/31/12	9.89	(0.08)	1.38	1.30	(1.10)	10.09	(c)	14.40	(d)(h)	13,754	1.38	(h)	1.43	(h)	(0.80	)(h)	78
Year ended 08/31/11	8.18	(0.11)	1.82	1.71	—	9.89	(c)	20.90	(d)(h)	16,910	1.40	(h)	1.44	(h)	(1.03	)(h)	114
Five months ended 08/31/10	9.03	(0.05)	(0.80)	(0.85)	—	8.18	(c)	(9.41	)(d)(h)	19,249	1.63	(f)(h)	1.63	(f)(h)	(1.33	)(f)(h)	63
Year ended 03/31/10	6.51	(0.09)	2.61	2.52	—	9.03	(c)	38.71	(i)(j)	23,169	1.53	(j)	1.53	(j)	(1.19	)(j)	234
Year ended 03/31/09	9.59	(0.14)	(2.94)	(3.08)	—	6.51	(c)	(32.12	)(i)(j)	22,044	2.04	(j)	2.04	(j)	(1.65	)(j)	219
Year ended 03/31/08	10.22	(0.18)	0.29	0.11	(0.74)	9.59	(c)	0.03	(i)	42,722	2.14		2.14		(1.68)		194
Class C
Six months ended 02/28/13	9.82	(0.07)	0.94	0.87	(1.13)	9.56		9.84	(d)	48,673	2.12	(e)	2.13	(e)	(1.38	)(e)	29
Year ended 08/31/12	9.73	(0.15)	1.34	1.19	(1.10)	9.82	(c)	13.43	(d)	48,486	2.13		2.18		(1.55)		78
Year ended 08/31/11	8.10	(0.17)	1.80	1.63	—	9.73	(c)	20.12	(d)(k)	51,212	2.06	(k)	2.10	(k)	(1.69	)(k)	114
Five months ended 08/31/10	8.95	(0.07)	(0.78)	(0.85)	—	8.10	(c)	(9.50	)(d)	53,673	2.09	(f)	2.09	(f)	(1.79	)(f)	63
Year ended 03/31/10	6.50	(0.14)	2.59	2.45	—	8.95	(c)	37.69	(l)	62,523	2.14		2.14		(1.79)		234
Year ended 03/31/09	9.58	(0.14)	(2.94)	(3.08)	—	6.50	(c)	(32.15	)(l)	39,064	2.14		2.14		(1.75)		219
Year ended 03/31/08	10.21	(0.18)	0.29	0.11	(0.74)	9.58	(c)	0.03	(l)	42,395	2.14		2.14		(1.67)		194
Class Y(m)
Six months ended 02/28/13	11.06	(0.02)	1.07	1.05	(1.13)	10.98		10.39	(d)	204,426	1.12	(e)	1.13	(e)	(0.38	)(e)	29
Year ended 08/31/12	10.72	(0.06)	1.50	1.44	(1.10)	11.06	(c)	14.60	(d)	206,367	1.13		1.18		(0.55)		78
Year ended 08/31/11	8.84	(0.09)	1.97	1.88	—	10.72	(c)	21.27	(d)	233,467	1.13		1.17		(0.76)		114
Five months ended 08/31/10	9.73	(0.03)	(0.86)	(0.89)	—	8.84	(c)	(9.15	)(d)	199,603	1.09	(f)	1.09	(f)	(0.80	)(f)	63
Year ended 03/31/10	6.99	(0.06)	2.80	2.74	—	9.73	(c)	39.20	(n)	267,593	1.14		1.14		(0.76)		234
Year ended 03/31/09	10.20	(0.07)	(3.14)	(3.21)	—	6.99	(c)	(31.47	)(n)	91,594	1.15		1.15		(0.75)		219
Year ended 03/31/08	10.74	(0.07)	0.27	0.20	(0.74)	10.20	(c)	0.88	(n)	81,038	1.14		1.14		(0.63)		194
Class R5
Six months ended 02/28/13(o)	11.48	(0.01)	0.65	0.64	(1.13)	10.99		6.44	(d)	2,904	0.92	(e)	0.93	(e)	(0.18	)(e)	29
Class R6
Six months ended 02/28/13(o)	11.48	(0.01)	0.65	0.64	(1.13)	10.99		6.44	(d)	10	0.92	(e)	0.93	(e)	(0.18	)(e)	29

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $583,584, $13,168, $48,067, $203,424, $470 and $9 for Class A, Class B, Class C, Class Y, Class R5 and Class R6, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.27% and 0.54% for the six months ended February 28, 2013, years ended August 31, 2012, August 31, 2011 and the five months ended August 31, 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The Total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.93% for the year ended August 31, 2011.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of September 24, 2012 for Class R5 and Class R6 shares.

17                         Invesco Small Cap Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R5 and Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013. The actual ending account value and expenses of the Class R5 and Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through February 28, 2013 for the Class R5 and Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R5 and Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[3]
A	$1,000.00	$1,102.10	$7.14	$1,018.00	$6.85	1.37%
B	1,000.00	1,101.90	7.14	1,018.00	6.85	1.37
C	1,000.00	1,098.40	11.03	1,014.28	10.59	2.12
Y	1,000.00	1,103.90	5.84	1,019.24	5.61	1.12
R5	1,000.00	1,064.40	4.11	1,020.23	4.61	0.92
R6	1,000.00	1,064.36	4.11	1,020.23	4.61	0.92

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012, through February 28, 2013 (as of close of business September 24, 2012 through February 28, 2013 for the Class R5 and Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R5 and Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 158 (as of close of business September 24, 2012 through February 28, 2013)/365. Because Class R5 and Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R5 and Class R6 shares of the Fund and other funds because such data is based on a full six month period.

18                         Invesco Small Cap Discovery Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s
Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074 VK-SCD-SAR-1 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 9, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 9, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 9, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.